UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 14.45%
59,400	CBS Corp Class B	$ 4,119,984
308,775	Interpublic Group of Cos Inc	7,586,602
142,200	MSG Networks Inc Class A(a)	3,320,370
76,500	Omnicom Group Inc	6,595,065
56,500	Tegna Inc	1,447,530
114,300	Viacom Inc Class B	5,328,666
		28,398,217
Consumer, Cyclical — 10.55%
24,295	Anixter International Inc(a)	1,926,593
104,300	BorgWarner Inc	4,358,697
56,620	International Speedway Corp Class A	2,092,109
6,400	Madison Square Garden Co Class A(a)	1,278,144
183,900	Mattel Inc	4,709,679
86,700	Nordstrom Inc(b)	4,037,619
24,500	Tiffany & Co(b)	2,334,850
		20,737,691
Consumer, Non-Cyclical — 23.24%
7,425	Bio-Rad Laboratories Inc Class A(a)	1,480,099
49,200	Cardinal Health Inc	4,012,260
45,277	Charles River Laboratories International Inc(a)	4,072,666
41,700	JM Smucker Co	5,466,036
61,300	Laboratory Corp of America Holdings(a)	8,794,711
91,200	Nielsen Holdings NV	3,767,472
32,396	Thermo Fisher Scientific Inc	4,976,026
200,500	Western Union Co(b)	4,080,175
73,800	Zimmer Biomet Holdings Inc	9,011,718
		45,661,163
Energy — 4.37%
287,850	Bristow Group Inc(b)	4,378,198
104,900	National Oilwell Varco Inc(b)	4,205,441
		8,583,639
Financial — 30.66%
115,800	Aflac Inc	8,386,236
102,200	Blackstone Group LP	3,035,340
7,170	Bok Financial Corp(b)	561,196
59,250	CBRE Group Inc Class A(a)	2,061,308
183,700	First American Financial Corp	7,215,736
70,600	Franklin Resources Inc	2,975,084
127,331	Houlihan Lokey Inc	4,386,553
23,613	Jones Lang LaSalle Inc	2,631,669
161,500	KKR & Co LP	2,944,145
165,200	Lazard Ltd LP Class A	7,597,548
90,925	Northern Trust Corp	7,872,286
109,600	Progressive Corp	4,294,128
22,700	T Rowe Price Group Inc(b)	1,547,005
Shares		Fair Value
Financial — (continued)
36,200	Willis Towers Watson PLC	$ 4,738,218
		60,246,452
Industrial — 13.98%
48,300	Illinois Tool Works Inc	6,398,301
146,900	Kennametal Inc	5,762,887
106,400	Keysight Technologies Inc(a)	3,845,296
26,500	Snap-on Inc	4,469,755
52,702	Stanley Black & Decker Inc	7,002,515
		27,478,754
TOTAL COMMON STOCK — 97.25% (Cost $167,101,302)		$ 191,105,916
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.70%
$5,300,000	Federal Home Loan Bank 0.51%, 04/03/2017	5,299,853
Repurchase Agreements — 6.31%
2,945,593	Undivided interest of 10.78% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $2,945,593 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(c)	2,945,593
2,945,593	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $2,945,593 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	2,945,593

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,945,593	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $2,945,593 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	$ 2,945,593
619,866	Undivided interest of 23.67% in a repurchase agreement (principal amount/value $2,620,278 with a maturity value of $2,620,448) with RBC Capital Markets Corp, 0.78%, dated 3/31/17 to be repurchased at $619,866 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 5/15/17 - 8/15/41, with a value of $2,672,685.(c)	619,866
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,945,593	Undivided interest of 3.60% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $2,945,593 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	$ 2,945,593
12,402,238
SHORT TERM INVESTMENTS — 9.01% (Cost $17,702,091)		$ 17,702,091
TOTAL INVESTMENTS — 106.26% (Cost $184,803,393)		$ 208,808,007
OTHER ASSETS & LIABILITIES, NET — (6.26)%		$ (12,297,141)
TOTAL NET ASSETS — 100.00%		$ 196,510,866

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 191,105,916	$ —	$ —	$ 191,105,916
Short Term Investments	—	17,702,091	—	17,702,091
Total Assets	$ 191,105,916	$ 17,702,091	$ 0	$ 208,808,007
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$191,056,466
Gross unrealized appreciation on investments	29,145,591
Gross unrealized depreciation on investments	(11,394,050)
Net unrealized appreciation on investments	$17,751,541

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.43%
$1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 2.08%, 03/15/2023	$ 1,002,885
1,000,000	CarMax Auto Owner Trust Series 2015-2 Class A4 1.80%, 03/15/2021	1,001,400
1,000,000	Chase Issuance Trust Series 2016-A4 Class A4 1.49%, 07/15/2022	985,119
1,000,000	Discover Card Execution Note Trust Series 2016-A1 Class A1 1.64%, 07/15/2021	999,794
650,000	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	649,565
1,000,000	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	998,625
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	496,643
TOTAL ASSET-BACKED SECURITIES — 0.43% (Cost $6,154,639)		$ 6,134,031
CORPORATE BONDS AND NOTES
Basic Materials — 0.91%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,436,991
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	1,000,216
	Eastman Chemical Co
1,000,000	3.80%, 03/15/2025	1,021,289
1,000,000	4.65%, 10/15/2044	1,006,138
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,079,459
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,007,900
1,000,000	HB Fuller Co 4.00%, 02/15/2027	1,005,117
	International Paper Co
1,000,000	3.00%, 02/15/2027	934,648
1,000,000	4.40%, 08/15/2047	943,717
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,285,880
1,000,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	1,083,642
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	$ 1,043,436
		12,848,433
Communications — 2.16%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,310,858
1,000,000	4.75%, 11/15/2046(a)(b)	1,002,047
	AT&T Inc
1,000,000	2.80%, 02/17/2021	1,002,881
2,000,000	4.25%, 03/01/2027	2,029,100
500,000	6.15%, 09/15/2034	554,053
1,500,000	5.35%, 09/01/2040	1,540,845
1,000,000	CBS Corp 3.70%, 08/15/2024	1,012,664
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	991,823
1,000,000	2.20%, 09/20/2023	968,016
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,029,356
1,000,000	3.40%, 07/15/2046	852,041
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,909,060
	Deutsche Telekom International Finance BV
1,000,000	2.23%, 01/17/2020(a)	997,127
500,000	8.75%, 06/15/2030	730,179
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,052,137
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,224,527
	Time Warner Cable Inc
750,000	4.50%, 09/15/2042	681,169
500,000	6.75%, 07/01/2018	528,690
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,073,385
1,000,000	4.85%, 07/15/2045	972,304
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,037,396
1,000,000	2.63%, 08/15/2026	913,043
1,890,000	4.27%, 01/15/2036	1,745,096
2,000,000	3.85%, 11/01/2042	1,674,054
1,000,000	Viacom Inc(b) 3.88%, 04/01/2024	1,002,196
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	903,909
1,000,000	4.13%, 12/01/2041	1,021,032
1,000,000	3.00%, 07/30/2046(b)	841,893
		30,600,881
Consumer, Cyclical — 1.70%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,941,702
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	959,959
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	505,774

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,000,000	3.70%, 04/01/2027	$ 1,021,707
2,395,654	CVS Pass Through Trust 6.04%, 12/10/2028	2,692,312
	Daimler Finance North America LLC(a)
585,000	1.65%, 03/02/2018	584,585
1,000,000	2.25%, 09/03/2019	1,003,250
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	1,018,146
1,500,000	5.29%, 12/08/2046	1,501,968
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	1,002,066
1,000,000	3.70%, 05/09/2023	1,007,523
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,006,286
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,020,934
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,031,726
500,000	Mattel Inc 4.35%, 10/01/2020	525,774
1,695,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,756,835
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,011,282
1,000,000	Under Armour Inc 3.25%, 06/15/2026	913,087
839,069	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	858,519
	Whirlpool Corp
529,000	4.85%, 06/15/2021	570,720
1,000,000	3.70%, 05/01/2025	1,025,463
1,000,000	Wyndham Worldwide Corp 4.15%, 04/01/2024	1,008,302
		23,967,920
Consumer, Non-Cyclical — 3.74%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	753,201
1,000,000	3.75%, 11/30/2026	998,633
1,000,000	4.90%, 11/30/2046	1,036,823
	AbbVie Inc
500,000	1.80%, 05/14/2018	500,540
500,000	2.50%, 05/14/2020	503,349
1,000,000	4.50%, 05/14/2035	998,045
	Actavis Funding SCS
500,000	2.35%, 03/12/2018	502,161
500,000	3.45%, 03/15/2022	509,489
500,000	4.55%, 03/15/2035	501,249
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	542,206
	Altria Group Inc
500,000	2.85%, 08/09/2022	500,954
1,000,000	3.88%, 09/16/2046	925,098
	Amgen Inc
1,100,000	2.25%, 08/19/2023	1,053,379
1,000,000	6.90%, 06/01/2038	1,277,490
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	610,821
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Anheuser-Busch InBev Finance Inc
$1,500,000	3.65%, 02/01/2026	$ 1,516,650
1,000,000	4.90%, 02/01/2046	1,079,739
653,000	Becton Dickinson & Co 3.25%, 11/12/2020	672,957
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,007,229
	Celgene Corp
860,000	2.13%, 08/15/2018	864,035
500,000	2.88%, 08/15/2020	507,582
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,304,160
1,000,000	Danone SA(a) 2.08%, 11/02/2021	973,059
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	992,134
1,000,000	Ecolab Inc 2.70%, 11/01/2026	949,179
1,000,000	Express Scripts Holding Co 4.80%, 07/15/2046	957,639
750,000	Ingredion Inc 4.63%, 11/01/2020	805,342
	JM Smucker Co
970,000	2.50%, 03/15/2020	977,798
1,000,000	4.25%, 03/15/2035	1,004,256
200,000	Kraft Foods Group Inc 3.50%, 06/06/2022	204,562
	Kraft Heinz Foods Co
1,000,000	3.95%, 07/15/2025	1,014,090
1,000,000	4.38%, 06/01/2046	934,472
	Kroger Co
1,000,000	1.50%, 09/30/2019	985,423
1,000,000	3.88%, 10/15/2046	897,244
1,182,000	Laboratory Corp of America Holdings 2.63%, 02/01/2020	1,188,103
295,000	McCormick & Co Inc 3.90%, 07/15/2021	311,763
	Medtronic Inc
500,000	2.50%, 03/15/2020	507,001
500,000	3.50%, 03/15/2025	511,308
500,000	4.63%, 03/15/2045	537,048
1,000,000	Molson Coors Brewing Co 4.20%, 07/15/2046	936,130
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,070,326
250,000	Novartis Capital Corp 2.40%, 05/17/2022	248,473
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	904,475
1,000,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	1,019,423
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,009,079
500,000	Philip Morris International Inc 4.13%, 03/04/2043	481,535
1,000,000	Quest Diagnostics Inc 4.70%, 03/30/2045	1,008,263
1,700,000	Roche Holdings Inc(a)(b) 1.75%, 01/28/2022	1,641,064

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	S&P Global Inc 4.40%, 02/15/2026	$ 1,061,207
	Shire Acquisitions Investments Ireland Designated Activity Co
500,000	2.40%, 09/23/2021	489,644
500,000	3.20%, 09/23/2026	477,431
	Smithfield Foods Inc(a)
400,000	2.70%, 01/31/2020	399,720
600,000	3.35%, 02/01/2022	599,154
1,000,000	4.25%, 02/01/2027	1,011,760
	Teva Pharmaceutical Finance Co BV(b)
1,000,000	3.15%, 10/01/2026	921,414
1,000,000	4.10%, 10/01/2046	861,141
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	290,565
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	992,435
500,000	4.63%, 07/15/2035	543,923
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	616,500
	Zimmer Biomet Holdings Inc
1,000,000	2.00%, 04/01/2018	1,001,640
1,250,000	2.70%, 04/01/2020	1,258,697
228,000	4.25%, 08/15/2035	214,290
	Zoetis Inc
1,000,000	3.45%, 11/13/2020	1,024,155
900,000	4.70%, 02/01/2043	916,824
		52,915,479
Energy — 3.02%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,058,382
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	980,851
1,000,000	3.81%, 02/10/2024	1,036,605
	Cimarex Energy Co
1,500,000	5.88%, 05/01/2022	1,546,161
500,000	4.38%, 06/01/2024	519,347
400,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	390,312
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,196,262
700,000	Ecopetrol SA 4.13%, 01/16/2025	677,950
	Enterprise Products Operating LLC(c)
2,000,000	4.80%, 08/01/2066	1,995,000
310,000	7.00%, 06/01/2067	286,750
200,000	EOG Resources Inc 2.63%, 03/15/2023	194,960
500,000	EQT Corp 8.13%, 06/01/2019	558,194
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	990,222
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,001,842
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	537,883
Principal Amount		Fair Value
Energy — (continued)
	Halliburton Co
$1,000,000	3.50%, 08/01/2023	$ 1,017,903
1,000,000	5.00%, 11/15/2045	1,050,304
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,015,188
1,176,000	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,212,103
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	510,759
500,000	4.70%, 11/01/2042	453,302
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	406,694
500,000	5.30%, 12/01/2034	503,239
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	904,148
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	539,015
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	600,868
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,285,011
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,060,000
500,000	3.50%, 01/30/2023	476,450
500,000	6.50%, 03/13/2027(a)	537,875
600,000	6.63%, 06/15/2035	620,400
900,000	5.50%, 06/27/2044	794,295
1,000,000	Phillips 66 4.65%, 11/15/2034	1,012,282
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	951,843
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	967,882
500,000	4.30%, 01/31/2043	425,734
1,000,000	Sabine Pass Liquefaction LLC(a) 4.20%, 03/15/2028	984,832
2,000,000	Schlumberger Holdings Corp(a) 2.35%, 12/21/2018	2,013,278
2,000,000	Shell International Finance BV 1.75%, 09/12/2021	1,943,874
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,015,158
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	951,815
1,000,000	Statoil ASA 2.45%, 01/17/2023	985,851
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,061,822
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,755,729
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,046,391
	Valero Energy Corp
1,000,000	3.40%, 09/15/2026	955,193

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	7.50%, 04/15/2032	$ 635,431
		42,665,390
Financial — 9.37%
652,173	ALEX Alpha LLC 1.62%, 08/15/2024	634,532
1,000,000	American Express Co 8.15%, 03/19/2038	1,448,556
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,001,507
1,000,000	2.25%, 08/15/2019	1,007,788
476,000	AvalonBay Communities Inc 2.95%, 05/11/2026	456,315
	Bank of America Corp
1,000,000	2.00%, 01/11/2018	1,002,563
1,000,000	1.75%, 06/05/2018	1,002,503
1,000,000	2.60%, 01/15/2019	1,010,339
500,000	2.63%, 04/19/2021	498,724
1,000,000	3.30%, 01/11/2023	1,006,074
1,000,000	3.95%, 04/21/2025	995,575
1,000,000	3.50%, 04/19/2026	986,486
500,000	6.11%, 01/29/2037	584,003
1,000,000	5.88%, 02/07/2042	1,207,945
	Bank of Montreal
1,000,000	1.40%, 04/10/2018	998,205
1,000,000	1.50%, 07/18/2019	989,534
1,000,000	1.90%, 08/27/2021	973,959
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,009,384
2,000,000	3.65%, 02/04/2024	2,074,250
1,000,000	Bank of Nova Scotia 1.70%, 06/11/2018	1,001,097
500,000	Barclays PLC 3.65%, 03/16/2025	486,795
2,254,436	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,695,295
1,000,000	BlackRock Inc 3.20%, 03/15/2027	1,000,322
500,000	Boston Properties LP 3.70%, 11/15/2018	512,423
1,861,324	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,829,104
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,075,391
1,000,000	Capital One NA 2.35%, 08/17/2018	1,006,246
	Citigroup Inc
1,000,000	2.05%, 06/07/2019	999,055
1,000,000	4.50%, 01/14/2022	1,070,055
1,000,000	3.40%, 05/01/2026	972,726
1,250,000	4.45%, 09/29/2027	1,268,407
500,000	6.63%, 01/15/2028	600,698
700,000	4.65%, 07/30/2045	730,232
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,052,564
	Credit Suisse AG
1,000,000	2.30%, 05/28/2019	1,003,498
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	3.00%, 10/29/2021	$ 504,506
500,000	3.63%, 09/09/2024	507,512
2,059,255	Durrah MSN 35603 1.68%, 01/22/2025	2,001,359
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,025,530
2,000,000	Fifth Third Bank 1.63%, 09/27/2019	1,975,342
	Goldman Sachs Group Inc
1,000,000	6.15%, 04/01/2018	1,041,738
1,000,000	2.75%, 09/15/2020	1,008,153
1,000,000	2.60%, 12/27/2020	1,000,138
1,000,000	3.00%, 04/26/2022	1,001,005
1,000,000	3.50%, 01/23/2025	996,059
600,000	6.75%, 10/01/2037	740,199
1,000,000	6.25%, 02/01/2041	1,255,518
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	3,996,732
500,000	HCP Inc 5.38%, 02/01/2021	544,565
500,000	Health Care REIT Inc 4.00%, 06/01/2025	506,751
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,034,158
250,000	HSBC Finance Corp 6.68%, 01/15/2021	282,578
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,022,628
400,000	4.25%, 03/14/2024	404,929
500,000	3.90%, 05/25/2026	504,983
750,000	6.50%, 09/15/2037	923,478
	International Finance Corp
1,250,000	1.75%, 09/04/2018	1,256,914
1,500,000	1.75%, 09/16/2019	1,506,355
1,500,000	1.13%, 07/20/2021	1,444,792
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,028,279
	JPMorgan Chase & Co
1,500,000	2.35%, 01/28/2019	1,514,794
1,000,000	2.75%, 06/23/2020	1,012,919
1,000,000	4.35%, 08/15/2021	1,070,329
1,500,000	2.70%, 05/18/2023	1,467,114
600,000	3.88%, 09/10/2024	608,096
1,000,000	2.95%, 10/01/2026	950,670
500,000	3.63%, 12/01/2027	486,418
1,000,000	5.50%, 10/15/2040	1,173,294
	KFW
1,000,000	4.38%, 03/15/2018	1,029,280
1,000,000	1.88%, 04/01/2019	1,006,969
2,000,000	1.50%, 04/20/2020	1,983,920
500,000	2.75%, 09/08/2020	514,561
2,000,000	2.00%, 10/04/2022	1,971,140
500,000	Kilroy Realty LP 3.80%, 01/15/2023	512,696
500,000	Kimco Realty Corp 2.70%, 03/01/2024	473,950
1,000,000	Kreditanstalt fuer Wiederaufbau 1.13%, 08/06/2018	997,125

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Landwirtschaftliche Rentenbank(b) 2.38%, 09/13/2017	$ 502,539
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,009,564
1,000,000	Markel Corp 3.63%, 03/30/2023	1,020,648
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	1,005,525
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,128,206
2,000,000	Metropolitan Life Global Funding I(a) 1.35%, 09/14/2018	1,991,960
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,569,765
500,000	5.63%, 09/23/2019	539,844
1,000,000	5.50%, 07/28/2021	1,108,844
1,000,000	3.70%, 10/23/2024	1,014,372
1,500,000	3.13%, 07/27/2026	1,432,861
1,000,000	4.35%, 09/08/2026	1,017,689
1,000,000	4.30%, 01/27/2045	990,099
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,005,688
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	998,244
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	675,775
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,085,404
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	1,002,145
1,000,000	2.60%, 07/21/2020	1,009,468
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,998,898
500,000	Prologis LP 4.25%, 08/15/2023	531,352
500,000	Protective Life Corp 8.45%, 10/15/2039	703,583
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,006,155
3,000,000	2.50%, 01/19/2021	3,020,331
2,003,143	Santa Rosa Leasing LLC 1.47%, 11/03/2024	1,933,241
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,966,366
1,000,000	State Street Corp 2.55%, 08/18/2020	1,013,294
250,000	Susa Partnership LP 7.50%, 12/01/2027	335,821
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	660,759
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	998,564
2,000,000	2.13%, 07/02/2019	2,009,754
1,000,000	1.80%, 07/13/2021	972,905
Principal Amount		Fair Value
Financial — (continued)
$1,335,378	Union 13 Leasing LLC 1.68%, 12/19/2024	$ 1,297,247
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,253,997
1,000,000	3.00%, 03/15/2022	1,018,648
2,000,000	US Bank NA 2.00%, 01/24/2020	2,007,220
500,000	Ventas Realty LP 3.25%, 10/15/2026	474,381
1,000,000	Visa Inc 2.80%, 12/14/2022	1,008,565
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,003,724
1,000,000	3.00%, 01/22/2021	1,017,929
1,000,000	3.55%, 09/29/2025	1,007,296
1,500,000	3.00%, 04/22/2026	1,436,352
750,000	4.30%, 07/22/2027	779,271
500,000	5.38%, 02/07/2035	578,042
1,000,000	3.90%, 05/01/2045	957,157
1,000,000	4.40%, 06/14/2046	966,215
		132,545,333
Industrial — 2.26%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,053,649
579,736	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	619,529
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	471,151
117,000	3.05%, 09/01/2022	119,741
500,000	5.15%, 09/01/2043	570,337
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,018,887
720,000	2.25%, 11/15/2022	703,706
1,000,000	3.50%, 11/15/2042	918,317
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	964,403
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,150,422
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,111,936
733,000	Deere & Co 2.60%, 06/08/2022	733,835
1,000,000	Federal Express Corp 4.55%, 04/01/2046	1,000,440
278,121	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	293,418
500,000	FLIR Systems Inc 3.13%, 06/15/2021	502,720
	General Electric Co
1,000,000	2.70%, 10/09/2022	1,007,634
1,000,000	4.13%, 10/09/2042	1,019,864
1,000,000	Hexcel Corp 3.95%, 02/15/2027	1,007,532
1,000,000	Martin Marietta Materials Inc(c) 2.25%, 06/30/2017	1,001,638

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	$ 1,006,603
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,028,435
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,083,822
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	997,824
1,000,000	4.35%, 04/15/2047	999,626
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,340,038
1,000,000	Roper Technologies Inc 2.80%, 12/15/2021	1,001,019
	Siemens Financieringsmaatschappij NV(a)
1,000,000	1.30%, 09/13/2019	983,305
1,000,000	4.40%, 05/27/2045	1,044,655
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,000,071
1,000,000	Textron Inc 3.65%, 03/15/2027	992,992
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,034,862
827,600	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	930,477
354,697	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	406,083
1,000,000	United Parcel Service Inc(b) 2.40%, 11/15/2026	955,121
1,000,000	United Technologies Corp 3.75%, 11/01/2046	938,568
1,000,000	Waste Management Inc 2.40%, 05/15/2023	981,921
		31,994,581
Technology — 1.53%
1,000,000	Activision Blizzard Inc(a) 3.40%, 09/15/2026	976,412
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,939,530
1,000,000	3.25%, 02/23/2026	1,010,090
1,000,000	3.85%, 05/04/2043	957,933
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,001,187
2,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd(a) 3.88%, 01/15/2027	2,012,608
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	512,581
500,000	6.02%, 06/15/2026	546,112
500,000	8.10%, 07/15/2036	628,207
1,000,000	Fidelity National Information Services Inc 2.25%, 08/15/2021	979,173
	Intel Corp
1,000,000	2.45%, 07/29/2020	1,015,949
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	4.10%, 05/19/2046	$ 997,579
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,000,250
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	988,985
2,000,000	3.45%, 08/08/2036	1,895,422
1,000,000	4.45%, 11/03/2045	1,056,101
	Oracle Corp
1,000,000	1.90%, 09/15/2021	982,885
1,000,000	3.40%, 07/08/2024	1,026,611
1,000,000	4.30%, 07/08/2034	1,038,350
1,000,000	QUALCOMM Inc 2.25%, 05/20/2020	1,002,188
		21,568,153
Utilities — 1.43%
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	979,009
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,018,122
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	954,385
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,222,407
813,171	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	834,516
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,016,442
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,012,911
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	579,596
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	549,173
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	570,662
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,003,259
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	998,299
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,945,696
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	531,526
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,081,904
1,000,000	4.05%, 05/01/2045	992,475
1,000,000	4.15%, 11/01/2045	1,012,434
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	537,654
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,129,707
500,000	Union Electric Co 8.45%, 03/15/2039	780,649

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$1,500,000	Virginia Electric & Power Co(b) 3.50%, 03/15/2027	$ 1,530,670
		20,281,496
TOTAL CORPORATE BONDS AND NOTES — 26.12% (Cost $368,444,954)		$ 369,387,666
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	Canada Government International Bond 1.63%, 02/27/2019	1,005,270
	Colombia Government International Bond
400,000	7.38%, 03/18/2019	440,800
500,000	4.38%, 07/12/2021	530,000
750,000	4.00%, 02/26/2024	771,750
750,000	5.00%, 06/15/2045	752,250
	European Investment Bank
1,000,000	1.00%, 06/15/2018	995,896
1,000,000	1.75%, 06/17/2019	1,002,624
1,000,000	2.88%, 09/15/2020	1,030,624
1,000,000	2.13%, 10/15/2021	998,590
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,126,250
	Inter-American Development Bank
1,250,000	1.75%, 08/24/2018	1,256,885
1,500,000	1.75%, 10/15/2019	1,502,589
1,000,000	1.88%, 06/16/2020	1,002,890
1,500,000	1.75%, 04/14/2022	1,472,475
	International Bank for Reconstruction & Development
1,000,000	0.88%, 07/19/2018	994,501
1,000,000	0.88%, 08/15/2019	984,042
1,000,000	2.13%, 11/01/2020(b)	1,007,864
1,000,000	1.63%, 02/10/2022	978,292
1,000,000	7.63%, 01/19/2023	1,286,170
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,188,150
	Japan Bank for International Cooperation
1,000,000	2.25%, 02/24/2020	1,001,306
750,000	2.25%, 11/04/2026	707,821
	Mexico Government International Bond
1,000,000	3.50%, 01/21/2021(b)	1,037,000
500,000	3.60%, 01/30/2025	498,750
500,000	6.75%, 09/27/2034	624,210
1,000,000	4.60%, 01/23/2046	957,500
500,000	Panama Government International Bond(b) 3.88%, 03/17/2028	508,125
800,000	Peruvian Government International Bond(b) 4.13%, 08/25/2027	860,000
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Philippine Government International Bond
$ 500,000	5.50%, 03/30/2026	$ 589,912
600,000	6.38%, 10/23/2034	796,840
500,000	3.70%, 03/01/2041	495,308
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	1,854,016
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021(b)	1,022,135
2,000,000	2.25%, 06/02/2026	1,921,672
1,000,000	7.25%, 09/01/2036	1,506,225
2,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	1,869,818
	Province of Ontario Canada
500,000	1.65%, 09/27/2019	498,130
1,000,000	4.40%, 04/14/2020	1,071,240
2,000,000	3.20%, 05/16/2024	2,065,306
1,000,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,097,540
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	563,155
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.96% (Cost $41,899,945)		$ 41,873,921
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.09%
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,046,219
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,032,386
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-5 Class A1
1,401,985	3.00%, 10/25/2029(a)(c)	1,413,595
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,641,285
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,033,387
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	523,350

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	$ 1,015,259
	Wells Fargo Commercial Mortgage Trust
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	488,120
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,543,857
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,056,771
635,000	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	638,264
		15,432,493
U.S. Government Agency — 28.91%
	Federal Home Loan Mortgage Corp
750,000	2.50%, TBA	715,122
2,000,000	4.00%, TBA	2,097,969
7,231	5.00%, 12/01/2017	7,442
8,542	5.50%, 02/01/2018	8,652
8,583	5.00%, 04/01/2018	8,834
17,227	5.00%, 08/01/2018	17,730
16,920	5.00%, 09/01/2018	17,440
94,261	4.50%, 04/01/2020	96,852
31,788	5.00%, 12/01/2020	33,381
53,121	4.00%, 01/01/2021	54,967
38,922	5.00%, 04/01/2021	40,838
17,463	5.00%, 05/01/2021	18,177
25,603	5.50%, 05/01/2021	26,934
55,735	5.50%, 06/01/2022	59,091
869,635	2.50%, 11/01/2022	883,770
13,381	5.00%, 03/01/2023	14,346
208,076	5.00%, 09/01/2024	228,581
274,104	4.50%, 10/01/2024	292,031
100,872	4.00%, 02/01/2025	106,208
1,041,966	4.00%, 05/01/2026	1,097,761
317,263	3.50%, 08/01/2026	332,130
15,040	7.50%, 05/01/2027	17,526
2,603,852	3.00%, 02/01/2029	2,672,545
15,208	6.50%, 04/01/2029	16,921
2,390,070	2.50%, 02/01/2030	2,393,848
552,002	3.50%, 03/01/2030	576,280
971,232	3.00%, 05/01/2030	996,804
2,618	7.50%, 08/01/2030	3,139
5,163,740	2.50%, 12/01/2031	5,170,372
608,717	3.50%, 04/01/2032	634,560
165,391	6.50%, 11/01/2032	184,016
174,583	5.50%, 06/01/2033	195,939
76,212	4.50%, 08/01/2033	82,006
30,972	5.00%, 02/01/2034	34,064
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,028,365	4.00%, 06/01/2034	$ 1,090,058
32,978	5.00%, 07/01/2034	35,925
151,655	5.00%, 09/01/2035	166,596
39,807	6.00%, 03/01/2036	45,264
27,878	6.00%, 04/01/2036	31,715
161,096	5.00%, 06/01/2036	176,252
2,919,625	3.00%, 09/01/2036	2,951,289
1,072,466	6.50%, 10/01/2036	1,196,145
307,546	5.50%, 10/01/2037	346,072
40,233	5.50%, 11/01/2037	44,620
65,327	5.50%, 12/01/2037	72,559
284,147	5.00%, 12/01/2039	312,730
707,139	5.00%, 02/01/2040	778,170
524,573	5.00%, 05/01/2040	571,292
191,120	4.50%, 07/01/2040	205,394
333,293	5.00%, 08/01/2040	364,620
490,360	4.00%, 10/01/2040	516,487
536,481	4.00%, 11/01/2040	565,075
1,226,524	4.00%, 01/01/2041	1,291,902
2,245,705	4.00%, 02/01/2041	2,373,186
414,335	4.00%, 04/01/2041	436,410
589,590	4.50%, 07/01/2041	634,259
1,176,614	3.50%, 11/01/2041	1,208,824
962,693	3.50%, 02/01/2042	989,044
1,207,338	3.50%, 03/01/2042	1,240,353
744,145	4.00%, 03/01/2042	783,915
789,255	3.50%, 07/01/2042	810,860
1,334,214	3.50%, 08/01/2042	1,370,738
612,006	3.00%, 09/01/2042	603,770
1,124,540	3.50%, 11/01/2042	1,155,325
720,720	3.50%, 03/01/2043	740,894
952,932	3.50%, 05/01/2043	979,005
3,071,279	3.00%, 09/01/2043	3,059,233
598,479	4.00%, 10/01/2043	629,516
1,773,099	4.00%, 11/01/2043	1,875,080
515,247	4.50%, 11/01/2043	553,990
1,234,072	4.00%, 01/01/2044	1,295,810
1,479,112	4.00%, 09/01/2044	1,552,776
2,248,368	4.00%, 10/01/2044	2,372,333
3,260,700	4.50%, 10/01/2044	3,494,813
2,109,482	3.50%, 11/01/2044	2,160,690
3,695,523	3.00%, 04/01/2045	3,663,462
1,966,767	4.00%, 04/01/2045	2,064,717
1,485,641	3.00%, 06/01/2045	1,472,751
2,036,139	3.00%, 08/01/2045	2,022,971
1,742,268	3.50%, 10/01/2045	1,783,269
3,403,647	4.50%, 10/01/2045	3,646,835
1,354,793	3.50%, 12/01/2045	1,386,676
925,752	4.00%, 12/01/2045	971,857
3,179,887	3.50%, 04/01/2046	3,257,950
4,420,470	3.00%, 10/01/2046	4,382,099
7,358,972	3.00%, 11/01/2046	7,299,076
5,966,641	3.00%, 02/01/2047	5,916,297
3,744,363	4.50%, 03/01/2047	4,023,590
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020(c)	1,135,099

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K025 Class A2
$1,000,000	2.68%, 10/25/2022	$ 1,014,985
	Series K036 Class A1
1,885,364	2.78%, 04/25/2023	1,918,385
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,022,812
	Series K061 Class A1
746,820	3.01%, 08/25/2026	763,545
	Series K061 Class A2
750,000	3.35%, 11/25/2026	774,734
	Federal National Mortgage Association
1,250,000	2.50%, TBA	1,191,797
2,000,000	4.00%, TBA	2,097,812
1,842	6.00%, 07/01/2017	1,845
5,881	5.00%, 06/01/2018	6,043
30,561	4.00%, 04/01/2019	31,586
12,968	5.00%, 10/01/2020	13,376
12,914	8.00%, 11/01/2022	13,883
342,772	4.50%, 05/01/2024	362,366
133,789	4.00%, 02/01/2025	140,840
1,701,684	3.50%, 12/01/2025	1,772,634
499,431	4.00%, 01/01/2026	525,816
729,496	3.50%, 02/01/2026	760,028
672,184	3.00%, 12/01/2026	691,512
1,351,102	3.00%, 02/01/2027	1,389,959
972,286	3.00%, 03/01/2027	1,000,279
1,738,161	3.00%, 04/01/2027	1,788,241
1,489,691	2.50%, 09/01/2027	1,502,187
2,000,634	2.50%, 02/01/2028	2,023,744
2,956,915	2.50%, 06/01/2028	2,990,814
73,997	6.00%, 01/01/2029	83,581
939,905	3.00%, 03/01/2029	964,732
504,326	3.50%, 09/01/2029	527,891
435,989	2.50%, 02/01/2030	438,302
395,280	2.50%, 06/01/2030	397,375
548,161	4.00%, 09/01/2030	579,985
1,685,023	3.00%, 10/01/2030	1,728,976
135,887	8.00%, 10/01/2030	154,529
1,425,415	3.50%, 01/01/2031	1,470,228
1,820,673	3.00%, 02/01/2031	1,869,714
2,500,791	3.00%, 05/01/2031	2,566,023
1,513,365	4.50%, 08/01/2031	1,626,803
4,548,009	2.50%, 09/01/2031	4,552,508
497,855	3.50%, 01/01/2032	520,009
95,134	6.50%, 06/01/2032	106,504
59,326	7.00%, 07/01/2032	70,095
125,769	6.50%, 08/01/2032	140,764
1,581,877	3.00%, 02/01/2033	1,618,320
614,464	5.50%, 03/01/2033	687,167
92,208	5.50%, 05/01/2033	104,121
999,362	3.00%, 08/01/2033	1,022,379
85,420	5.00%, 09/01/2033	93,658
67,279	5.50%, 01/01/2034	75,130
590,643	4.00%, 02/01/2034	625,491
382,254	5.50%, 03/01/2034	431,587
329,490	5.50%, 05/01/2034	368,332
97,920	5.50%, 02/01/2035	109,619
198,055	6.00%, 02/01/2035	224,701
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,117,898	3.00%, 03/01/2035	$ 1,134,314
1,093,600	5.00%, 05/01/2035	1,196,502
22,011	5.00%, 07/01/2035	24,052
209,123	5.00%, 09/01/2035	228,891
243,085	5.00%, 10/01/2035	265,888
119,908	6.00%, 10/01/2035	136,027
194,243	5.50%, 11/01/2035	216,998
25,462	6.00%, 11/01/2035	28,747
59,526	6.00%, 12/01/2035	67,301
76,224	5.50%, 04/01/2036	85,058
311,488	6.00%, 04/01/2036	351,902
731,836	6.00%, 06/01/2036	827,074
19,525	6.50%, 08/01/2036	22,326
182,938	5.50%, 10/01/2036	204,681
137,927	5.50%, 11/01/2036	153,735
1,631,259	6.00%, 12/01/2036	1,856,703
2,966,237	3.00%, 01/01/2037	3,001,612
105,082	5.00%, 07/01/2037	115,195
591,804	5.50%, 08/01/2037	662,537
980,052	5.50%, 01/01/2038	1,092,184
445,027	6.00%, 03/01/2038	503,817
221,992	5.50%, 07/01/2038	248,355
121,734	6.00%, 05/01/2039	138,551
1,028,717	4.50%, 08/01/2039	1,113,910
1,154,170	5.00%, 08/01/2039	1,277,440
869,737	5.00%, 12/01/2039	967,832
674,516	4.50%, 03/01/2040	728,744
706,583	5.00%, 06/01/2040	782,952
4,348,792	4.50%, 08/01/2040	4,678,180
1,103,896	4.50%, 09/01/2040	1,190,178
317,906	4.50%, 11/01/2040	342,255
484,431	5.00%, 11/01/2040	534,903
359,083	5.00%, 01/01/2041	397,259
2,963,593	4.00%, 02/01/2041	3,123,086
3,496,829	4.50%, 03/01/2041	3,765,035
4,676,690	5.00%, 05/01/2041	5,112,549
883,947	4.00%, 09/01/2041	930,755
540,735	4.50%, 10/01/2041	583,251
2,051,288	3.50%, 12/01/2041	2,109,809
2,068,749	4.00%, 01/01/2042	2,177,905
1,276,148	3.50%, 02/01/2042	1,312,611
543,850	3.50%, 08/01/2042	558,986
6,536,610	3.00%, 09/01/2042	6,519,410
1,162,708	3.50%, 09/01/2042	1,185,303
1,854,841	3.50%, 11/01/2042	1,906,310
4,139,006	3.00%, 12/01/2042	4,128,118
2,257,028	3.00%, 02/01/2043	2,251,085
4,405,643	3.00%, 03/01/2043	4,370,871
1,122,655	3.00%, 04/01/2043	1,119,585
4,467,045	3.50%, 05/01/2043	4,588,884
172,328	4.00%, 06/01/2043	181,329
559,255	4.00%, 07/01/2043	591,004
3,627,669	3.00%, 08/01/2043	3,617,122
1,288,103	3.50%, 08/01/2043	1,323,608
721,215	3.00%, 09/01/2043	719,316
495,150	3.50%, 09/01/2043	504,771
604,525	4.00%, 09/01/2043	638,940
2,351,208	4.00%, 10/01/2043	2,488,038
1,859,347	4.00%, 12/01/2043	1,958,194

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,738,190	5.00%, 01/01/2044	$ 1,899,852
2,420,274	3.00%, 02/01/2044	2,413,276
1,877,053	3.50%, 06/01/2044	1,929,008
1,463,348	3.50%, 08/01/2044	1,503,722
2,213,668	4.00%, 08/01/2044	2,343,766
3,092,158	3.50%, 10/01/2044	3,177,265
2,175,486	4.00%, 11/01/2044	2,293,390
675,600	4.00%, 12/01/2044	709,247
1,267,076	3.50%, 02/01/2045	1,301,829
1,493,437	3.50%, 04/01/2045	1,528,621
1,269,895	3.50%, 05/01/2045	1,304,710
335,215	4.00%, 05/01/2045	351,690
1,925,759	4.00%, 06/01/2045	2,024,506
889,674	3.50%, 11/01/2045	910,634
1,266,648	4.00%, 11/01/2045	1,329,122
10,260,770	3.50%, 12/01/2045	10,502,508
1,667,651	4.00%, 12/01/2045	1,749,801
7,406,546	3.50%, 01/01/2046	7,581,040
992,570	4.00%, 01/01/2046	1,041,504
6,534,096	3.50%, 02/01/2046	6,688,036
2,992,202	3.50%, 03/01/2046	3,062,697
1,266,983	4.00%, 03/01/2046	1,329,477
4,765,923	3.00%, 06/01/2046	4,729,716
14,632,499	3.50%, 07/01/2046	14,977,232
6,434,067	4.00%, 07/01/2046	6,751,626
5,709,606	3.00%, 10/01/2046	5,675,141
3,852,780	4.00%, 10/01/2046	4,044,135
2,224,127	3.00%, 11/01/2046	2,207,230
3,153,354	3.50%, 01/01/2047	3,227,679
2,993,510	3.50%, 02/01/2047	3,064,071
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,878,539	2.38%, 10/25/2025	1,863,667
	Series 2016-M9 Class A1
1,472,797	2.00%, 06/25/2026	1,434,212
	Government National Mortgage Association
750,000	3.00%, TBA	756,562
1,750,000	3.50%, TBA	1,814,326
20,618	5.00%, 09/15/2018	21,389
1,804	9.00%, 04/15/2021	1,821
13,930	7.00%, 07/15/2025	15,485
12,604	7.50%, 12/15/2025	13,770
224,133	3.50%, 02/15/2026	233,317
176,419	4.00%, 04/20/2026	185,226
2,188,666	2.50%, 04/15/2027	2,214,400
1,297,462	3.00%, 06/20/2027	1,338,802
2,136,140	2.50%, 11/20/2030	2,163,141
343,496	5.00%, 11/15/2033	379,718
64,768	5.50%, 12/15/2035	73,047
83,626	5.00%, 12/20/2035	92,022
159,842	6.00%, 01/20/2036	183,800
191,369	5.50%, 02/20/2036	212,562
79,173	5.50%, 04/15/2037	89,124
1,176,912	5.00%, 06/15/2039	1,308,618
748,199	4.50%, 01/20/2040	810,540
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,061,573	4.00%, 05/20/2040	$ 1,134,258
387,785	4.50%, 07/20/2040	420,402
208,886	5.50%, 07/20/2040	231,015
358,026	4.50%, 09/20/2040	386,603
1,246,291	4.00%, 10/15/2040	1,324,515
657,803	4.00%, 09/15/2041	699,019
122,588	4.50%, 12/20/2041	132,361
645,119	3.50%, 06/15/2042	670,302
1,967,820	3.50%, 06/20/2042	2,050,724
2,201,856	3.50%, 08/15/2042	2,287,545
1,096,226	3.00%, 10/15/2042	1,110,224
1,425,989	3.00%, 02/15/2043	1,444,186
3,870,240	3.50%, 10/20/2044	4,019,045
1,797,475	3.00%, 01/20/2046	1,815,355
1,929,653	3.50%, 03/20/2046	2,002,848
1,081,190	4.00%, 03/20/2046	1,142,857
4,822,349	3.00%, 04/20/2046	4,870,318
2,118,807	3.50%, 04/20/2046	2,199,177
2,645,787	3.50%, 05/20/2046	2,746,146
9,253,659	3.00%, 08/20/2046	9,345,706
2,923,740	3.00%, 09/20/2046	2,952,822
2,233,431	3.00%, 12/20/2046	2,255,647
11,446,715	3.00%, 01/20/2047	11,560,577
2,500,001	3.50%, 01/20/2047	2,594,830
		408,800,201
TOTAL MORTGAGE-BACKED SECURITIES — 30.00% (Cost $428,120,410)		$ 424,232,694
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,068,040
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,006,640
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,112,450
1,000,000	New York State Dormitory Authority Series C 4.55%, 02/15/2021	1,090,880
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,775,840
600,000	State of Illinois 5.10%, 06/01/2033	547,452
1,000,000	State of Texas 5.52%, 04/01/2039	1,259,620
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,068,400
TOTAL MUNICIPAL BONDS AND NOTES — 0.98% (Cost $13,956,723)		$ 13,929,322
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	527,357

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 3,500,000	2.63%, 12/10/2021(b)	$ 3,597,541
2,600,000	5.75%, 06/12/2026	3,222,170
	Federal Home Loan Mortgage Corp
2,500,000	0.88%, 10/12/2018	2,486,220
2,000,000	1.25%, 10/02/2019(b)	1,988,648
500,000	2.38%, 01/13/2022	508,901
	Federal National Mortgage Association
1,000,000	0.88%, 05/21/2018	996,515
1,500,000	1.63%, 11/27/2018	1,508,873
3,500,000	1.00%, 10/24/2019	3,457,006
1,000,000	1.50%, 06/22/2020(b)	996,523
1,000,000	1.38%, 10/07/2021(b)	975,423
2,000,000	1.88%, 09/24/2026	1,858,924
500,000	Resolution Funding Corp 9.38%, 10/15/2020	627,477
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,723,725
1,260,000	7.13%, 05/01/2030	1,805,562
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.86% (Cost $26,052,759)		$ 26,280,865
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,600,000	0.75%, 04/15/2018	3,587,342
10,500,000	0.63%, 04/30/2018	10,445,043
4,100,000	2.63%, 04/30/2018	4,166,305
2,000,000	0.88%, 05/31/2018	1,994,218
8,550,000	2.38%, 06/30/2018	8,679,250
10,000,000	1.38%, 07/31/2018	10,028,520
6,000,000	1.50%, 08/31/2018	6,026,484
8,000,000	1.00%, 09/15/2018	7,979,376
1,000,000	0.88%, 10/15/2018	995,195
3,000,000	1.25%, 10/31/2018	3,002,109
6,300,000	1.25%, 11/30/2018	6,303,692
8,000,000	1.38%, 12/31/2018	8,020,000
10,000,000	1.25%, 01/31/2019	10,002,340
9,000,000	1.38%, 02/28/2019	9,020,745
5,000,000	1.50%, 02/28/2019	5,023,045
9,500,000	1.63%, 03/31/2019(b)	9,565,683
5,500,000	1.25%, 04/30/2019	5,496,348
3,500,000	3.13%, 05/15/2019	3,633,574
7,500,000	1.13%, 05/31/2019(b)	7,471,875
5,500,000	1.00%, 06/30/2019	5,460,466
5,000,000	0.88%, 07/31/2019	4,946,485
7,000,000	1.00%, 08/31/2019(b)	6,937,385
5,000,000	1.25%, 10/31/2019	4,979,885
10,000,000	1.00%, 11/30/2019(e)	9,889,450
5,000,000	1.50%, 11/30/2019	5,007,810
5,000,000	1.13%, 12/31/2019	4,956,640
9,000,000	1.25%, 01/31/2020	8,941,293
3,870,000	3.63%, 02/15/2020	4,103,713
5,000,000	1.38%, 02/29/2020	4,980,275
4,000,000	1.38%, 03/31/2020	3,982,188
3,800,000	1.13%, 04/30/2020	3,751,611
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,000,000	3.50%, 05/15/2020	$ 3,176,250
4,000,000	1.38%, 05/31/2020	3,974,376
4,000,000	1.63%, 06/30/2020	4,002,968
5,000,000	1.63%, 07/31/2020	5,000,195
7,500,000	2.63%, 08/15/2020	7,740,818
5,000,000	1.38%, 09/30/2020	4,949,610
5,000,000	1.75%, 10/31/2020	5,010,940
10,000,000	2.63%, 11/15/2020	10,324,610
6,000,000	2.38%, 12/31/2020(b)	6,140,862
4,800,000	2.13%, 01/31/2021	4,865,438
5,000,000	2.00%, 02/28/2021	5,043,750
5,000,000	2.25%, 03/31/2021	5,088,475
7,000,000	1.38%, 04/30/2021	6,881,875
5,000,000	3.13%, 05/15/2021	5,259,765
5,000,000	2.00%, 05/31/2021	5,037,500
5,000,000	2.13%, 06/30/2021	5,059,180
6,500,000	1.13%, 07/31/2021	6,303,226
5,000,000	2.13%, 08/15/2021	5,058,595
2,000,000	2.13%, 09/30/2021	2,020,468
5,500,000	2.00%, 11/15/2021	5,524,706
2,650,000	8.00%, 11/15/2021	3,364,050
2,000,000	1.50%, 01/31/2022	1,960,390
4,000,000	2.00%, 02/15/2022	4,016,564
3,500,000	1.75%, 03/31/2022	3,466,505
2,000,000	1.75%, 04/30/2022	1,979,218
5,000,000	1.88%, 05/31/2022	4,975,780
5,000,000	2.13%, 06/30/2022	5,033,595
5,700,000	1.63%, 08/15/2022	5,582,882
3,650,000	7.25%, 08/15/2022(b)	4,619,531
5,000,000	1.63%, 11/15/2022	4,884,180
2,000,000	1.75%, 01/31/2023	1,962,500
7,000,000	1.50%, 02/28/2023	6,765,661
3,000,000	1.50%, 03/31/2023	2,895,819
5,000,000	1.75%, 05/15/2023	4,890,625
5,000,000	1.38%, 06/30/2023	4,775,780
5,000,000	2.50%, 08/15/2023	5,100,195
2,000,000	6.25%, 08/15/2023	2,491,718
7,500,000	2.75%, 11/15/2023	7,763,963
4,000,000	2.13%, 02/29/2024	3,977,500
5,000,000	2.50%, 05/15/2024	5,088,085
4,500,000	2.38%, 08/15/2024	4,534,803
3,750,000	2.25%, 11/15/2024	3,739,455
5,500,000	2.00%, 02/15/2025	5,376,894
10,000,000	2.13%, 05/15/2025	9,846,880
4,800,000	6.88%, 08/15/2025(b)(e)	6,472,690
6,000,000	2.25%, 11/15/2025	5,947,734
5,000,000	1.63%, 02/15/2026	4,700,390
10,000,000	2.00%, 11/15/2026	9,657,810
6,200,000	4.75%, 02/15/2037	8,092,934
7,000,000	3.50%, 02/15/2039	7,701,911
5,275,000	4.38%, 05/15/2040	6,548,005
6,000,000	3.13%, 11/15/2041	6,138,750
9,000,000	2.75%, 08/15/2042	8,577,423
5,000,000	3.13%, 02/15/2043	5,098,045
5,000,000	2.88%, 05/15/2043	4,866,990
5,000,000	3.75%, 11/15/2043	5,688,085
5,000,000	3.63%, 02/15/2044	5,569,725
5,000,000	3.38%, 05/15/2044	5,334,180
5,000,000	3.13%, 08/15/2044	5,095,705

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	3.00%, 11/15/2044	$ 4,975,780
13,000,000	2.50%, 02/15/2045	11,677,653
3,000,000	2.50%, 02/15/2046	2,687,577
TOTAL U.S. TREASURY BONDS AND NOTES — 36.75% (Cost $523,754,264)		$ 519,765,912
SHORT TERM INVESTMENTS
Repurchase Agreements — 5.07%
20,600,000	Repurchase agreement (principal amount/value $20,600,000 with a maturity value of $20,601,373 with Daiwa Capital Markets America Inc, 0.80%, dated 3/31/17 to be repurchased at $20,601,373 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 1.88%, 4/27/17 - 1/31/24, with a value of $21,012,013.	20,600,000
12,136,269	Undivided interest of 10.20% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $12,136,269 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(f)	12,136,269
12,136,269	Undivided interest of 10.27% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $12,136,269 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(f)	12,136,269
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,538,878	Undivided interest of 10.47% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $2,538,878 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(f)	$ 2,538,878
12,136,269	Undivided interest of 13.37% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $12,136,269 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(f)	12,136,269
12,136,269	Undivided interest of 14.83% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $12,136,269 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(f)	12,136,269
SHORT TERM INVESTMENTS — 5.07% (Cost $71,683,954)		$ 71,683,954
TOTAL INVESTMENTS — 104.17% (Cost $1,480,067,648)		$ 1,473,288,365
OTHER ASSETS & LIABILITIES, NET — (4.17)%		$ (59,041,616)
TOTAL NET ASSETS — 100.00%		$ 1,414,246,749

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $56,049,136 and $56,606,678, respectively, representing 4.00% of net assets.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
At March 31, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,368,384	$2,695,295	0.19%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 31, 2017

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2017

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$1,480,202,232
Gross unrealized appreciation on investments	12,349,958
Gross unrealized depreciation on investments	(19,263,825)
Net unrealized depreciation on investments	$(6,913,867)

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.52%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 876,865
425,000	Chesapeake Funding II LLC(a)(b) Series 2016-2A Class A2 1.94%, 06/15/2028	427,120
540,000	Drive Auto Receivables Trust(a) Series 2017-AA Class C 2.98%, 01/18/2022	543,451
	Santander Drive Auto Receivables Trust
	Series 2013-1 Class D
175,000	2.27%, 01/15/2019	175,409
	Series 2016-2 Class D
250,000	3.39%, 04/15/2022	253,265
TOTAL ASSET-BACKED SECURITIES — 0.52% (Cost $2,264,902)		$ 2,276,110
CORPORATE BONDS AND NOTES
Basic Materials — 1.61%
420,000	Albemarle Corp 5.45%, 12/01/2044	464,919
50,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	50,500
	Anglo American Capital PLC(a)
225,000	2.63%, 04/03/2017	225,000
250,000	4.45%, 09/27/2020	260,000
10,000	AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022	10,297
200,000	ArcelorMittal 7.00%, 02/25/2022	227,476
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	209,243
600,000	4.45%, 03/01/2023	609,076
50,000	Celulosa Arauco y Constitucion SA 7.25%, 07/29/2019	55,063
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	123,750
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	73,406
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	104,540
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	52,625
	Freeport-McMoRan Inc
125,000	3.88%, 03/15/2023	114,952
50,000	5.40%, 11/14/2034	43,500
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	251,250
100,000	Hexion US Finance Corp 6.63%, 04/15/2020	91,750
Principal Amount		Fair Value
Basic Materials — (continued)
$ 50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	$ 54,250
75,000	Huntsman International LLC 4.88%, 11/15/2020	78,187
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	268,823
400,000	International Paper Co 4.40%, 08/15/2047	377,487
150,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	155,625
50,000	PQ Corp(a) 6.75%, 11/15/2022	53,250
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,043,436
58,000	Rohm & Haas Co 6.00%, 09/15/2017	59,142
	RPM International Inc
225,000	6.50%, 02/15/2018	234,130
110,000	6.13%, 10/15/2019	119,992
100,000	5.25%, 06/01/2045	108,274
175,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	179,483
	Southern Copper Corp
285,000	3.50%, 11/08/2022	287,911
250,000	6.75%, 04/16/2040	281,874
10,000	5.88%, 04/23/2045	10,418
	Steel Dynamics Inc
50,000	6.38%, 08/15/2022	52,063
50,000	5.25%, 04/15/2023	51,500
	Teck Resources Ltd
50,000	8.50%, 06/01/2024(a)	57,688
50,000	6.13%, 10/01/2035	51,625
	Vale Overseas Ltd
70,000	4.63%, 09/15/2020	72,712
13,000	5.88%, 06/10/2021	13,931
20,000	6.25%, 08/10/2026	21,725
10,000	8.25%, 01/17/2034	11,888
310,000	Valspar Corp 3.30%, 02/01/2025	297,997
50,000	Valvoline Finco Two LLC(a) 5.50%, 07/15/2024	52,500
50,000	Versum Materials Inc(a) 5.50%, 09/30/2024	51,688
		7,014,946
Communications — 4.22%
125,000	Acosta Inc(a) 7.75%, 10/01/2022	106,125
75,000	AMC Networks Inc 5.00%, 04/01/2024	75,094
100,000	America Movil SAB de CV 5.00%, 03/30/2020	107,175
50,000	Anixter Inc 5.50%, 03/01/2023	51,875
	AT&T Inc
1,075,000	4.80%, 06/15/2044	1,007,050
500,000	5.45%, 03/01/2047	509,084
100,000	Cablevision Systems Corp 5.88%, 09/15/2022	100,875

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 690,000	CBS Corp 4.90%, 08/15/2044	$ 699,436
50,000	CBS Radio Inc(a) 7.25%, 11/01/2024	52,500
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	154,483
50,000	5.38%, 05/01/2025(a)	51,313
75,000	5.75%, 02/15/2026(a)	78,750
50,000	5.88%, 05/01/2027(a)	52,500
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	221,125
100,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	103,812
1,730,000	Comcast Corp 3.30%, 02/01/2027	1,712,572
75,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	78,563
450,000	Cox Communications Inc(a) 3.35%, 09/15/2026	435,319
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	203,250
540,000	Discovery Communications LLC 4.90%, 03/11/2026	561,598
	DISH DBS Corp
50,000	5.88%, 07/15/2022	52,531
75,000	5.88%, 11/15/2024	78,750
50,000	7.75%, 07/01/2026	58,125
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	101,750
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	290,264
30,000	8.50%, 03/11/2032	38,096
200,000	5.00%, 05/13/2045	182,323
200,000	GTH Finance BV(a) 7.25%, 04/26/2023	220,060
100,000	iHeartCommunications Inc 9.00%, 03/01/2021	75,875
	Intelsat Jackson Holdings SA
75,000	7.50%, 04/01/2021	67,594
100,000	5.50%, 08/01/2023	82,125
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,944,519
100,000	LIN Television Corp 5.88%, 11/15/2022	103,500
50,000	Match Group Inc 6.38%, 06/01/2024	54,094
100,000	Nexstar Escrow Corp(a) 5.63%, 08/01/2024	101,500
200,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	206,000
500,000	Omnicom Group Inc 3.63%, 05/01/2022	517,170
200,000	Proven Honour Capital Ltd 4.13%, 05/19/2025	202,215
	Radio One Inc(a)
50,000	9.25%, 02/15/2020	48,250
75,000	7.38%, 04/15/2022	78,375
Principal Amount		Fair Value
Communications — (continued)
	Sinclair Television Group Inc(a)
$100,000	5.63%, 08/01/2024	$ 101,250
75,000	5.88%, 03/15/2026	76,875
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	53,625
75,000	5.38%, 04/15/2025	76,763
50,000	5.38%, 07/15/2026	51,125
575,000	Sky PLC(a) 3.75%, 09/16/2024	580,739
100,000	Sprint Capital Corp 6.88%, 11/15/2028	105,625
100,000	Sprint Communications Inc 6.00%, 11/15/2022	102,250
	Sprint Corp
125,000	7.13%, 06/15/2024	133,438
100,000	7.63%, 02/15/2025	109,250
50,000	Symantec Corp(a) 5.00%, 04/15/2025	51,166
	T-Mobile USA Inc
100,000	6.73%, 04/28/2022	103,630
175,000	6.63%, 04/01/2023	186,756
50,000	6.50%, 01/15/2024	54,000
50,000	6.38%, 03/01/2025	53,875
100,000	TEGNA Inc 6.38%, 10/15/2023	105,750
	Telefonica Emisiones SAU
300,000	7.05%, 06/20/2036	371,180
750,000	Time Warner Cable Inc 5.50%, 09/01/2041	766,549
50,000	Time Warner Inc 6.25%, 04/01/2021	51,563
75,000	Tribune Media Co 5.88%, 07/15/2022	78,188
260,000	5.21%, 03/08/2047	264,090
75,000	5.13%, 04/15/2025	77,625
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	210,500
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	987,764
450,000	4.15%, 03/15/2024	466,828
700,000	5.05%, 03/15/2034	711,163
430,000	5.25%, 03/16/2037	444,139
400,000	Viacom Inc 5.85%, 09/01/2043	421,085
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	201,250
325,000	WPP Finance 2010 5.13%, 09/07/2042	326,096
200,000	Ziggo Secured Finance BV(a) 5.50%, 01/15/2027	199,980
		18,389,732
Consumer, Cyclical — 2.53%
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	789,424
50,000	AdvancePierre Foods Holdings Inc(a) 5.50%, 12/15/2024	50,563
100,000	Allison Transmission Inc(a) 5.00%, 10/01/2024	101,000

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	AMC Entertainment Holdings Inc(a)
$ 50,000	5.88%, 11/15/2026	$ 50,563
50,000	6.13%, 05/15/2027	50,438
75,000	American Axle & Manufacturing Inc(a) 6.50%, 04/01/2027	74,765
75,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	76,875
	Aramark Services Inc
75,000	5.13%, 01/15/2024	78,656
50,000	5.00%, 04/01/2025(a)	51,500
200,000	Arcelik AS 5.00%, 04/03/2023	197,250
175,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	166,250
	AutoNation Inc
170,000	3.35%, 01/15/2021	171,995
100,000	4.50%, 10/01/2025	103,320
525,000	AutoZone Inc 3.25%, 04/15/2025	513,672
75,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	81,000
	Boyd Gaming Corp
75,000	6.88%, 05/15/2023	80,812
50,000	6.38%, 04/01/2026	53,500
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	76,688
50,000	Cooper-Standard Automotive Inc(a) 5.63%, 11/15/2026	50,000
	CVS Health Corp
495,000	3.88%, 07/20/2025	509,974
350,000	5.13%, 07/20/2045	385,517
500,000	Daimler Finance NA LLC(a) 1.50%, 07/05/2019	492,892
310,000	Dollar General Corp 4.15%, 11/01/2025	320,183
50,000	Eagle II Acquisition Co LLC(a) 6.00%, 04/01/2025	51,500
75,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	81,750
	Ferrellgas LP / Ferrellgas Finance Corp
50,000	6.50%, 05/01/2021	47,500
75,000	6.75%, 01/15/2022	70,875
975,000	Ford Motor Co 4.75%, 01/15/2043	915,747
	General Motors Co
400,000	5.20%, 04/01/2045	393,155
130,000	6.75%, 04/01/2046	152,220
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 04/15/2026	51,625
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	100,000
50,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	49,125
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	$ 496,677
50,000	HD Supply Inc(a) 5.75%, 04/15/2024	52,590
75,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(a) 4.63%, 04/01/2025	75,750
	Hyundai Capital America(a)
50,000	2.00%, 07/01/2019	49,540
340,000	2.60%, 03/19/2020	340,039
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	397,242
200,000	IHO Verwaltungs GmbH(a)(c) 4.75%, 09/15/2026	195,000
100,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	101,750
	MGM Resorts International
50,000	7.75%, 03/15/2022	57,656
50,000	6.00%, 03/15/2023	53,813
50,000	4.63%, 09/01/2026	48,500
75,000	Mohegan Tribal Gaming Authority(a) 7.88%, 10/15/2024	76,031
50,000	MPG Holdco I Inc 7.38%, 10/15/2022	54,250
500,000	Nissan Motor Acceptance Corp(a) 2.25%, 01/13/2020	500,420
75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	79,562
100,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	101,250
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	49,625
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,125
100,000	Pinnacle Entertainment Inc(a) 5.63%, 05/01/2024	101,375
75,000	Regal Entertainment Group 5.75%, 02/01/2025	77,437
100,000	Rite Aid Corp(a) 6.13%, 04/01/2023	99,125
75,000	Rivers Pittsburgh LP(a) 6.13%, 08/15/2021	76,313
50,000	Sally Holdings LLC / Sally Capital Inc 5.75%, 06/01/2022	51,438
50,000	Scotts Miracle-Gro Co(a) 5.25%, 12/15/2026	50,625
150,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	152,250
50,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	49,875
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	49,250

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	5.75%, 03/01/2025	$ 49,250
50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp 5.88%, 03/01/2027	49,250
50,000	Tenneco Inc 5.00%, 07/15/2026	48,969
	Tiffany & Co
280,000	3.80%, 10/01/2024	281,820
255,000	4.90%, 10/01/2044	238,763
200,000	Under Armour Inc 3.25%, 06/15/2026	182,617
150,000	Wal-Mart Stores Inc 5.63%, 04/15/2041	185,213
50,000	WMG Acquisition Corp(a) 5.00%, 08/01/2023	50,500
		11,015,224
Consumer, Non-Cyclical — 4.19%
	Abbott Laboratories
250,000	3.75%, 11/30/2026	249,658
250,000	4.90%, 11/30/2046	259,206
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	51,781
75,000	6.50%, 03/01/2024	78,937
100,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	96,750
	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(a)
75,000	6.63%, 06/15/2024	76,688
50,000	5.75%, 03/15/2025	48,500
34,000	Altria Group Inc 9.25%, 08/06/2019	39,493
700,000	Anheuser-Busch InBev Finance Inc 3.65%, 02/01/2026	707,770
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	453,998
	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a)
100,000	6.38%, 04/01/2024	100,125
50,000	5.25%, 03/15/2025	46,250
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	301,536
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	123,514
125,000	4.69%, 12/15/2044	130,444
	Celgene Corp
240,000	3.88%, 08/15/2025	245,282
175,000	5.00%, 08/15/2045	183,124
	CHS / Community Health Systems Inc
150,000	6.88%, 02/01/2022	128,437
75,000	6.25%, 03/31/2023	76,500
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	316,434
200,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	186,000
	Danone SA(a)
300,000	2.08%, 11/02/2021	291,918
290,000	2.95%, 11/02/2026	277,197
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	DaVita HealthCare Partners Inc
$ 50,000	5.13%, 07/15/2024	$ 50,500
25,000	5.00%, 05/01/2025	24,922
175,000	Endo Finance LLC(a) 6.00%, 07/15/2023	153,125
	Envision Healthcare Corp(a)
75,000	5.13%, 07/01/2022	76,336
50,000	6.25%, 12/01/2024	52,500
250,000	Equifax Inc 2.30%, 06/01/2021	246,145
700,000	ERAC USA Finance LLC(a) 5.25%, 10/01/2020	758,470
125,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	122,500
310,000	Flowers Foods Inc 3.50%, 10/01/2026	302,150
100,000	Garda World Security Corp(a) 7.25%, 11/15/2021	96,500
50,000	Gartner Inc(a) 5.13%, 04/01/2025	50,938
700,000	Gilead Sciences Inc 3.65%, 03/01/2026	705,428
100,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	103,800
	Grupo Bimbo SAB de CV
100,000	4.88%, 06/30/2020	106,310
10,000	4.50%, 01/25/2022(a)	10,501
400,000	4.88%, 06/27/2044(a)	377,291
100,000	HCA Holdings Inc 6.25%, 02/15/2021	107,937
	HCA Inc
100,000	5.88%, 03/15/2022	110,000
150,000	5.25%, 04/15/2025	159,375
100,000	5.88%, 02/15/2026	105,589
50,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	50,063
	Heineken NV(a)
90,000	3.50%, 01/29/2028	90,469
200,000	4.35%, 03/29/2047	200,372
	Hertz Corp
100,000	6.25%, 10/15/2022	95,000
75,000	5.50%, 10/15/2024(a)	65,156
75,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	71,813
200,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	209,000
800,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	786,039
280,000	Kraft Heinz Foods Co 4.38%, 06/01/2046	261,652
500,000	Kroger Co 4.45%, 02/01/2047	490,203
50,000	Lamb Weston Holdings Inc(a) 4.88%, 11/01/2026	51,000
	LifePoint Health Inc
50,000	5.88%, 12/01/2023	51,500

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	5.38%, 05/01/2024(a)	$ 76,275
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
125,000	4.75%, 04/15/2023	105,937
50,000	5.50%, 04/15/2025(a)	46,000
18,000	Mastellone Hermanos SA 12.63%, 07/03/2021	20,250
	Mead Johnson Nutrition Co
190,000	4.13%, 11/15/2025	199,049
400,000	4.60%, 06/01/2044	415,497
370,000	Medtronic Global Holdings SCA 3.35%, 04/01/2027	372,599
170,000	Molson Coors Brewing Co 3.00%, 07/15/2026	161,641
415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	399,271
200,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	215,025
50,000	Nielsen Co Luxembourg S.a.r.l.(a) 5.00%, 02/01/2025	49,813
50,000	Pinnacle Foods Finance LLC 5.88%, 01/15/2024	52,125
	Post Holdings Inc(a)
50,000	7.75%, 03/15/2024	55,136
125,000	8.00%, 07/15/2025	140,312
75,000	5.00%, 08/15/2026	71,813
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	153,375
50,000	6.38%, 03/01/2024	52,500
50,000	Ritchie Brothers Auctioneers Inc(a) 5.38%, 01/15/2025	51,125
660,000	S&P Global Inc 4.40%, 02/15/2026	700,397
	ServiceMaster Co LLC
50,000	5.13%, 11/15/2024(a)	51,250
75,000	7.45%, 08/15/2027	81,937
	Shire Acquisitions Investments Ireland Designated Activity Co
110,000	2.40%, 09/23/2021	107,722
300,000	3.20%, 09/23/2026	286,459
200,000	Smithfield Foods Inc(a) 4.25%, 02/01/2027	202,352
150,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	152,250
50,000	Spectrum Brands Inc 6.13%, 12/15/2024	52,875
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	178,937
75,000	Sterigenics-Nordion Topco LLC(a)(c) 8.13%, 11/01/2021	76,875
75,000	Surgical Care Affiliates Inc(a) 6.00%, 04/01/2023	80,437
150,000	Team Health Holdings Inc(a) 6.38%, 02/01/2025	147,000
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	Teleflex Inc 5.25%, 06/15/2024	$ 76,500
	Tenet Healthcare Corp
75,000	4.38%, 10/01/2021	75,000
50,000	7.50%, 01/01/2022(a)	54,000
100,000	8.13%, 04/01/2022	104,250
75,000	6.75%, 06/15/2023	73,688
	Teva Pharmaceutical Finance Co BV
300,000	2.20%, 07/21/2021	288,634
70,000	2.95%, 12/18/2022	68,346
300,000	3.15%, 10/01/2026	276,424
120,000	Total System Services Inc 4.80%, 04/01/2026	129,159
250,000	Tyson Foods Inc 5.15%, 08/15/2044	261,970
50,000	United Rentals North America Inc 5.50%, 05/15/2027	50,500
160,000	UnitedHealth Group Inc 4.75%, 07/15/2045	175,290
100,000	US Foods Inc(a) 5.88%, 06/15/2024	103,750
	Valeant Pharmaceuticals International Escrow Inc(a)
125,000	5.88%, 05/15/2023	97,031
200,000	6.13%, 04/15/2025	154,000
50,000	Valeant Pharmaceuticals International Inc(a) 7.00%, 03/15/2024	51,313
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	156,332
225,000	5.50%, 06/15/2045	244,277
100,000	Vizient Inc(a) 10.38%, 03/01/2024	114,125
325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	321,334
		18,244,283
Diversified — 0.05%
200,000	KazAgro National Management Holding JSC(a) 4.63%, 05/24/2023	195,780
Energy — 5.44%
500,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	487,474
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(a) 5.38%, 09/15/2024	76,125
100,000	Antero Resources Finance Corp 5.38%, 11/01/2021	102,709
510,000	Apache Corp 4.25%, 01/15/2044	478,243
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 10.00%, 04/01/2022	51,750
1,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	987,349

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Callon Petroleum Co(a) 6.13%, 10/01/2024	$ 52,000
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	252,009
200,000	5.85%, 02/01/2035	215,467
50,000	Carrizo Oil & Gas Inc 6.25%, 04/15/2023	50,125
100,000	Cheniere Corpus Christi Holdings LLC(a) 5.88%, 03/31/2025	104,250
	Chesapeake Energy Corp
50,000	6.88%, 11/15/2020	49,875
50,000	8.00%, 12/15/2022(a)	52,375
50,000	8.00%, 01/15/2025(a)	50,000
30,000	Cia General de Combustibles SA(a) 9.50%, 11/07/2021	31,755
200,000	CNOOC Finance 2015 Ltd 3.50%, 05/05/2025	197,932
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	616,098
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	408,056
75,000	Continental Resources Inc 4.50%, 04/15/2023	73,125
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	53,000
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	100,750
50,000	Diamondback Energy Inc(a) 4.75%, 11/01/2024	50,295
25,000	Ecopetrol SA 5.88%, 09/18/2023	27,094
100,000	Empresa Nacional del Petroleo 4.75%, 12/06/2021	105,500
690,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	687,321
75,000	Energy Transfer Equity LP 5.88%, 01/15/2024	79,688
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	1,038,947
250,000	5.15%, 03/15/2045	235,102
1,000,000	Enterprise Products Operating LLC 3.90%, 02/15/2024	1,023,400
100,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 8.50%, 11/01/2021	106,000
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	52,500
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	806,824
	Gulfport Energy Corp
50,000	6.63%, 05/01/2023	50,563
50,000	6.00%, 10/15/2024(a)	48,500
	Hess Corp
650,000	3.50%, 07/15/2024	624,167
150,000	7.13%, 03/15/2033	172,025
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Holly Energy Partners LP(a) 6.00%, 08/01/2024	$ 52,375
400,000	HollyFrontier Corp 5.88%, 04/01/2026	424,648
	Husky Energy Inc
150,000	6.15%, 06/15/2019	162,453
925,000	3.95%, 04/15/2022	958,110
	Kinder Morgan Energy Partners LP
250,000	5.80%, 03/01/2021	274,630
1,000,000	5.00%, 03/01/2043	948,951
50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	50,750
250,000	Marathon Oil Corp 3.85%, 06/01/2025	245,762
300,000	Marathon Petroleum Corp 4.75%, 09/15/2044	271,244
555,000	MPLX LP 4.13%, 03/01/2027	551,817
700,000	Nabors Industries Inc 5.10%, 09/15/2023	707,000
50,000	Northern Tier Energy LLC / Northern Tier Finance Corp 7.13%, 11/15/2020	52,000
50,000	Oasis Petroleum Inc 6.88%, 01/15/2023	50,875
50,000	Parsley Energy LLC / Parsley Finance Corp(a) 6.25%, 06/01/2024	53,000
50,000	PDC Energy Inc(a) 6.13%, 09/15/2024	51,250
50,000	Peabody Energy Corp(a) 6.38%, 03/31/2025	49,500
200,000	Pertamina Persero PT 5.63%, 05/20/2043	206,558
	Petrobras Global Finance BV
10,000	8.38%, 12/10/2018	10,800
20,000	8.38%, 05/23/2021	22,625
10,000	6.13%, 01/17/2022	10,485
10,000	4.38%, 05/20/2023	9,475
10,000	8.75%, 05/23/2026	11,575
25,000	7.38%, 01/17/2027	26,430
	Petrobras International Finance Co
1,000,000	5.38%, 01/27/2021	1,029,831
118,000	6.88%, 01/20/2040	112,336
400,000	Petro-Canada 6.80%, 05/15/2038	514,004
	Petroleos de Venezuela SA
150,000	8.50%, 10/27/2020(a)	112,125
130,000	9.00%, 11/17/2021	62,420
10,000	9.00%, 11/17/2021(a)	4,802
30,000	5.50%, 04/12/2037	10,200
	Petroleos Mexicanos
1,125,000	4.88%, 01/18/2024	1,135,125
180,000	6.88%, 08/04/2026	199,800
40,000	6.38%, 01/23/2045	39,004
50,000	Precision Drilling Corp(a) 7.75%, 12/15/2023	52,625
50,000	QEP Resources Inc 5.25%, 05/01/2023	49,020
50,000	Range Resources Corp 4.88%, 05/15/2025	47,875

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Rice Energy Inc
$ 25,000	6.25%, 05/01/2022	$ 25,750
50,000	7.25%, 05/01/2023	53,250
50,000	RSP Permian Inc(a) 5.25%, 01/15/2025	50,375
850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	885,765
	Shell International Finance BV
215,000	2.88%, 05/10/2026	209,031
175,000	4.00%, 05/10/2046	168,232
200,000	Sinopec Group Overseas Development 2014 Ltd 4.38%, 04/10/2024	210,975
50,000	SM Energy Co 6.75%, 09/15/2026	50,250
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	201,226
200,000	Southern Gas Corridor CJSC(a) 6.88%, 03/24/2026	219,300
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	558,337
100,000	Southwestern Energy Co 4.10%, 03/15/2022	93,250
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	175,000
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	74,063
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 5.38%, 02/01/2027	77,625
	TerraForm Power Operating LLC(a)(d)
75,000	6.38%, 02/01/2023	77,906
50,000	6.63%, 06/15/2025	53,375
100,000	Tesoro Corp 5.13%, 04/01/2024	104,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
100,000	6.13%, 10/15/2021	104,625
50,000	6.38%, 05/01/2024	54,125
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	201,250
700,000	Valero Energy Corp 7.50%, 04/15/2032	889,604
	Weatherford International Ltd
75,000	8.25%, 06/15/2023	81,562
50,000	7.00%, 03/15/2038	48,375
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	107,500
50,000	Whiting Petroleum Corp 6.25%, 04/01/2023	49,750
50,000	Williams Cos Inc 4.55%, 06/24/2024	50,375
565,000	Williams Partners LP 4.90%, 01/15/2045	543,653
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	WPX Energy Inc 8.25%, 08/01/2023	$ 55,625
35,000	YPF SA(a) 8.50%, 03/23/2021	38,360
		23,682,387
Financial — 11.10%
290,000	ACE INA Holdings Inc 3.35%, 05/03/2026	293,323
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
340,000	3.95%, 02/01/2022	349,138
150,000	3.50%, 05/26/2022	151,126
600,000	Aflac Inc 3.63%, 06/15/2023	622,008
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	665,123
	Ally Financial Inc
100,000	4.63%, 03/30/2025	99,500
200,000	5.75%, 11/20/2025	204,750
675,000	American International Group Inc 4.50%, 07/16/2044	643,404
700,000	American Tower Corp 3.13%, 01/15/2027	655,129
350,000	Associated Banc-Corp 4.25%, 01/15/2025	355,141
10,000	Banco de Credito del Peru(a) 5.38%, 09/16/2020	10,838
	Bank of America Corp
1,000,000	5.00%, 05/13/2021	1,085,672
1,000,000	4.18%, 11/25/2027	1,003,571
830,000	3.82%, 01/20/2028	831,687
200,000	Bank of China Ltd 5.00%, 11/13/2024	212,529
110,000	Bank of New York Mellon Corp 3.00%, 10/30/2028	104,650
290,000	BB&T Corp 2.75%, 04/01/2022	291,677
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	229,756
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	519,344
320,000	Capital One Financial Corp 4.20%, 10/29/2025	321,245
350,000	Capital One NA 2.95%, 07/23/2021	352,758
	Citigroup Inc
2,375,000	4.05%, 07/30/2022	2,473,000
700,000	3.89%, 01/10/2028(b)	703,044
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	474,063
325,000	City National Corp 5.25%, 09/15/2020	354,764
500,000	CNA Financial Corp 5.88%, 08/15/2020	554,576
515,000	Comerica Inc 3.80%, 07/22/2026	515,705
	Compass Bank
500,000	2.75%, 09/29/2019	503,003
400,000	3.88%, 04/10/2025	392,619

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	Credit Bank of Moscow Via CBOM Finance PLC(a)(b) 7.50%, 10/05/2027	$ 203,053
	Crown Castle International Corp
400,000	4.45%, 02/15/2026	415,900
240,000	3.70%, 06/15/2026	235,499
75,000	Dana Financing Luxembourg S.a.r.l.(a) 6.50%, 06/01/2026	78,188
400,000	Discover Bank 3.45%, 07/27/2026	383,934
250,000	Discover Financial Services 3.85%, 11/21/2022	254,895
200,000	FMR LLC(a) 7.57%, 06/15/2029	260,489
200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	209,724
986,000	General Electric Capital International Funding Co 3.37%, 11/15/2025	1,011,788
200,000	Global Bank Corp(a) 5.13%, 10/30/2019	205,600
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,626
750,000	5.38%, 03/15/2020	812,059
600,000	2.60%, 12/27/2020	600,083
1,250,000	5.25%, 07/27/2021	1,371,011
500,000	3.50%, 11/16/2026	489,496
650,000	3.85%, 01/26/2027	652,970
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	299,669
510,000	Health Care REIT Inc 4.00%, 06/01/2025	516,886
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	576,422
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	471,062
100,000	4.50%, 02/01/2026	103,443
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	315,249
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,426,222
50,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(c) 8.13%, 07/15/2019	50,000
200,000	Hub International Ltd(a) 7.88%, 10/01/2021	208,500
100,000	ICICI Bank Ltd(a) 5.75%, 11/16/2020	109,580
400,000	Industrial & Commercial Bank of China Ltd(b)(e) 6.00%, Perpetual	421,163
180,000	Invesco Finance PLC 3.75%, 01/15/2026	185,090
100,000	Itau Unibanco Holding SA 5.75%, 01/22/2021	106,600
300,000	Jefferies Group LLC 6.88%, 04/15/2021	342,447
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	592,668
2,195,000	3.38%, 05/01/2023	2,198,292
500,000	3.78%, 02/01/2028(b)	504,628
Principal Amount		Fair Value
Financial — (continued)
	Kimco Realty Corp
$ 90,000	3.40%, 11/01/2022	$ 90,825
110,000	2.80%, 10/01/2026	101,072
480,000	3.80%, 04/01/2027	477,034
200,000	Korea Development Bank 2.88%, 08/22/2018	202,673
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	255,199
850,000	4.95%, 05/01/2022	923,416
390,000	Liberty Property LP 3.75%, 04/01/2025	392,167
	Lincoln National Corp
225,000	4.20%, 03/15/2022	237,448
400,000	3.63%, 12/12/2026	398,310
350,000	Massachusetts Mutual Life Insurance Co(a) 4.50%, 04/15/2065	339,328
350,000	MetLife Inc 4.05%, 03/01/2045	338,391
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	52,750
500,000	Mid-America Apartments LP 3.75%, 06/15/2024	508,791
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,032,651
1,500,000	5.00%, 11/24/2025	1,610,520
370,000	National Rural Utilities Cooperative Finance Corp(b) 5.25%, 04/20/2046	385,371
950,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,522,032
	Navient Corp
50,000	6.50%, 06/15/2022	50,438
50,000	5.50%, 01/25/2023	47,750
75,000	5.88%, 10/25/2024	69,938
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,081,240
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,267,753
260,000	Physicians Realty LP 4.30%, 03/15/2027	259,744
100,000	Power Sector Assets & Liabilities Management Corp 7.25%, 05/27/2019	110,720
300,000	Principal Financial Group Inc 3.10%, 11/15/2026	292,077
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	134,784
175,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	171,938
540,000	Regions Financial Corp 3.20%, 02/08/2021	549,090
550,000	State Street Corp 3.30%, 12/16/2024	558,007
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	244,649
300,000	4.25%, 07/18/2024	303,709
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	313,705

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$200,000	3.30%, 05/15/2026	$ 194,174
590,000	Tanger Properties LP 3.13%, 09/01/2026	548,746
500,000	UDR Inc 4.63%, 01/10/2022	532,463
250,000	Visa Inc 3.15%, 12/14/2025	250,839
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025	223,220
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	779,271
340,000	4.90%, 11/17/2045	355,956
500,000	WP Carey Inc 4.60%, 04/01/2024	517,431
		48,326,999
Industrial — 3.42%
50,000	Accudyne Industries Borrower / Accudyne Industries LLC(a) 7.75%, 12/15/2020	42,125
800,000	Alcoa Inc 5.87%, 02/23/2022	863,440
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,188
200,000	ARD Finance SA(a)(c) 7.13%, 09/15/2023	206,000
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 7.25%, 05/15/2024	214,000
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	482,259
125,000	Belden Inc(a) 5.50%, 09/01/2022	127,500
150,000	Berry Plastics Corp 5.50%, 05/15/2022	155,813
50,000	Building Materials Corp of America(a) 6.00%, 10/15/2025	51,625
750,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	909,890
	BWAY Holding Co(a)
125,000	9.13%, 08/15/2021	136,713
75,000	5.50%, 04/15/2024	75,563
150,000	7.25%, 04/15/2025	150,000
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	652,525
50,000	Engility Corp(a) 8.88%, 09/01/2024	52,938
100,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	69,500
125,000	Flex Acquisition Co Inc(a) 6.88%, 01/15/2025	127,578
435,000	Flextronics International Ltd 4.75%, 06/15/2025	456,748
175,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	178,062
144,000	General Electric Capital Corp 5.50%, 01/08/2020	157,806
Principal Amount		Fair Value
Industrial — (continued)
$170,000	Hexcel Corp 3.95%, 02/15/2027	$ 171,280
150,000	Hillman Group Inc(a) 6.38%, 07/15/2022	143,085
120,000	Hubbell Inc 5.95%, 06/01/2018	125,758
550,000	Ingram Micro Inc 5.45%, 12/15/2024	541,138
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	488,943
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	817,739
50,000	Koppers Inc(a) 6.00%, 02/15/2025	51,625
165,000	Lennox International Inc 3.00%, 11/15/2023	162,140
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	449,188
50,000	Masonite International Corp(a) 5.63%, 03/15/2023	51,024
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	357,622
125,000	Multi-Color Corp(a) 6.13%, 12/01/2022	130,313
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	50,750
50,000	6.38%, 08/15/2025	53,438
460,000	Packaging Corp of America 3.65%, 09/15/2024	463,934
50,000	Pactiv LLC 7.95%, 12/15/2025	54,250
	Park Aerospace Holdings Ltd(a)
50,000	5.25%, 08/15/2022	52,000
75,000	5.50%, 02/15/2024	78,000
	Parker-Hannifin Corp(a)
200,000	3.25%, 03/01/2027	199,188
430,000	4.10%, 03/01/2047	433,305
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	384,476
350,000	Pentair Inc 5.00%, 05/15/2021	371,440
50,000	Ply Gem Industries Inc 6.50%, 02/01/2022	52,340
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
50,000	5.75%, 10/15/2020	51,438
125,000	7.00%, 07/15/2024(a)	133,828
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	131,899
210,000	3.80%, 12/15/2026	210,899
100,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	103,000
100,000	Standard Industries Inc(a) 5.00%, 02/15/2027	98,000
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	51,625
250,000	Textron Financial Corp(a)(b) 2.77%, 02/15/2067	188,750
	Textron Inc
300,000	4.30%, 03/01/2024	314,887
155,000	3.88%, 03/01/2025	157,635

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	TransDigm Inc
$ 50,000	5.50%, 10/15/2020	$ 50,250
75,000	6.50%, 07/15/2024	75,938
125,000	6.38%, 06/15/2026	125,074
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	56,646
800,000	5.25%, 10/01/2054	719,978
335,000	Wabtec Corp(a) 3.45%, 11/15/2026	325,733
	WESCO Distribution Inc
75,000	5.38%, 12/15/2021	77,813
50,000	5.38%, 06/15/2024	51,250
	Worthington Industries Inc
450,000	6.50%, 04/15/2020	496,825
250,000	4.55%, 04/15/2026	255,720
	Xylem Inc
100,000	3.25%, 11/01/2026	98,735
140,000	4.38%, 11/01/2046	138,621
125,000	Zebra Technologies Corp 7.25%, 10/15/2022	135,156
		14,894,949
Technology — 2.07%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	429,312
	Apple Inc
800,000	3.25%, 02/23/2026	808,072
395,000	3.85%, 08/04/2046	376,012
125,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	125,937
1,370,000	BMC Software Inc 7.25%, 06/01/2018	1,412,812
	Broadcom Corp / Broadcom Cayman Finance Ltd(a)
180,000	3.63%, 01/15/2024	181,288
390,000	3.88%, 01/15/2027	392,459
100,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	104,750
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
200,000	4.42%, 06/15/2021	209,129
125,000	7.13%, 06/15/2024	138,181
540,000	6.02%, 06/15/2026	589,801
125,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	131,250
	Fidelity National Information Services Inc
405,000	3.88%, 06/05/2024	416,116
280,000	5.00%, 10/15/2025	304,506
	First Data Corp(a)
75,000	7.00%, 12/01/2023	80,438
200,000	5.75%, 01/15/2024	206,300
660,000	Hewlett Packard Enterprise Co 3.60%, 10/15/2020	678,282
150,000	Inception Merger Sub Inc / Rackspace Hosting Inc(a) 8.63%, 11/15/2024	158,055
175,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(c) 7.13%, 05/01/2021	178,937
Principal Amount		Fair Value
Technology — (continued)
$150,000	Infor US Inc 6.50%, 05/15/2022	$ 154,140
260,000	Intel Corp 4.90%, 07/29/2045	290,959
125,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	121,563
100,000	JDA Escrow LLC / JDA Bond Finance Inc(a) 7.38%, 10/15/2024	104,250
	Microsoft Corp
200,000	2.40%, 08/08/2026	189,102
590,000	3.95%, 08/08/2056	549,291
	MSCI Inc(a)
50,000	5.75%, 08/15/2025	53,125
50,000	4.75%, 08/01/2026	50,500
	NCR Corp
75,000	4.63%, 02/15/2021	76,696
50,000	6.38%, 12/15/2023	52,625
	Nuance Communications Inc(a)
67,000	5.38%, 08/15/2020	68,132
50,000	6.00%, 07/01/2024	51,750
50,000	5.63%, 12/15/2026	51,125
100,000	Project Homestake Merger(a) 8.88%, 03/01/2023	102,250
50,000	Sensata Technologies BV(a) 5.63%, 11/01/2024	52,125
125,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	142,772
		9,032,042
Utilities — 2.83%
190,000	Ameren Corp 3.65%, 02/15/2026	191,966
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.63%, 05/20/2024	50,250
50,000	5.50%, 05/20/2025	49,625
50,000	5.88%, 08/20/2026	49,750
450,000	Appalachian Power Co 3.40%, 06/01/2025	454,910
820,000	Atmos Energy Corp 4.13%, 10/15/2044	823,028
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	677,234
150,000	Calpine Corp 5.75%, 01/15/2025	148,857
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	319,098
550,000	Duke Energy Corp 3.75%, 09/01/2046	495,640
	Electricite de France SA(a)
500,000	5.63%, Perpetual(b)(e)	490,625
925,000	5.60%, 01/27/2040	1,009,988
	Emera US Finance LP
250,000	3.55%, 06/15/2026	245,731
390,000	4.75%, 06/15/2046	393,420
20,000	Enel Americas SA 4.00%, 10/25/2026	19,810

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 300,000	Enel Finance International NV(a) 6.00%, 10/07/2039	$ 341,835
300,000	Exelon Corp 4.45%, 04/15/2046	297,141
610,000	Fortis Inc(a) 3.06%, 10/04/2026	572,318
1,007	FPL Energy National Wind Portfolio LLC(a) 6.13%, 03/25/2019	1,008
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	96,024
515,000	Gulf Power Co 4.55%, 10/01/2044	516,206
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	106,376
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	170,652
100,000	Majapahit Holding BV 7.75%, 01/20/2020	112,820
1,275,000	National Fuel Gas Co 3.75%, 03/01/2023	1,262,557
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	564,378
400,000	2.70%, 09/15/2019	405,549
	NRG Energy Inc
150,000	6.25%, 05/01/2024	149,531
50,000	7.25%, 05/15/2026	51,500
50,000	6.63%, 01/15/2027(a)	49,875
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	100,523
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	508,908
400,000	Public Service Enterprise Group Inc 2.00%, 11/15/2021	387,383
300,000	Sempra Energy 3.55%, 06/15/2024	303,783
200,000	Southern Co 3.25%, 07/01/2026	190,778
250,000	TECO Finance Inc 5.15%, 03/15/2020	266,840
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	458,353
		12,334,270
TOTAL CORPORATE BONDS AND NOTES — 37.46% (Cost $160,163,620)		$163,130,612
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Republic Government International Bond
20,000	5.63%, 01/26/2022(a)	20,480
120,000	6.88%, 01/26/2027(a)	121,440
210,306	8.28%, 12/31/2033	220,821
	Brazilian Government International Bond
200,000	4.25%, 01/07/2025	197,000
200,000	6.00%, 04/07/2026	217,400
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$200,000	4.38%, 07/12/2021	$ 212,000
200,000	4.50%, 01/28/2026	211,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	532,805
150,000	Dominican Republic International Bond(a) 5.88%, 04/18/2024	156,937
200,000	Egypt Government International Bond(a) 6.13%, 01/31/2022	208,000
	El Salvador Government International Bond
20,000	5.88%, 01/30/2025	17,825
15,000	8.63%, 02/28/2029(a)	15,488
200,000	Export-Import Bank of India 3.88%, 10/02/2019	205,957
200,000	Georgia Government International Bond 6.88%, 04/12/2021	220,800
70,000	Hungary Government International Bond 4.13%, 02/19/2018	71,400
200,000	Indonesia Government International Bond 4.13%, 01/15/2025	205,108
	Mexico Government International Bond
50,000	5.13%, 01/15/2020	54,050
150,000	3.50%, 01/21/2021	155,550
800,000	4.75%, 03/08/2044	778,000
200,000	4.60%, 01/23/2046	191,500
	Peruvian Government International Bond
25,000	4.13%, 08/25/2027	26,875
50,000	6.55%, 03/14/2037	64,562
150,000	Provincia de Buenos Aires(a) 5.75%, 06/15/2019	154,875
200,000	Republic of Kenya 6.88%, 06/24/2024	199,250
50,000	Republic of Peru 5.63%, 11/18/2050	59,562
20,000	Republic of Uruguay 5.10%, 06/18/2050	19,250
	Russian Foreign Eurobond
200,000	4.75%, 05/27/2026(a)	208,800
200,000	5.63%, 04/04/2042	219,200
200,000	Saudi Government International Bond(a) 2.38%, 10/26/2021	196,500
100,000	South Africa Government International Bond 5.88%, 05/30/2022	109,082
	Ukraine Government International Bond
150,000	7.75%, 09/01/2019	153,000
20,000	0.00%, 05/31/2040(a)(b)	7,390
80,000	Uruguay Government International Bond 4.50%, 08/14/2024	84,900

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 100,000	Venezuela Government International Bond 6.00%, 12/09/2020	$ 49,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.28% (Cost $5,591,087)		$ 5,565,807
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.21%
3,500,000	Citigroup Commercial Mortgage Trust(b) Series 2013-GC11 Class B 3.73%, 04/10/2046	3,514,445
450,000	Commerical Mortgage Pass Through Certificates(b) Series 2014-LC17 Class B 4.49%, 10/10/2047	468,532
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Class B
2,325,000	4.74%, 05/10/2045	2,469,197
	Series 2014-GC24 Class B
675,000	4.51%, 09/10/2047(b)	707,231
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,464,342
		9,623,747
U.S. Government Agency — 23.51%
	Federal Home Loan Mortgage Corp
11,113	5.50%, 02/01/2018	11,256
21,824	4.00%, 12/01/2020	22,582
5,852	4.50%, 04/01/2021	6,012
15,496	6.00%, 05/01/2021	16,090
16,446	4.50%, 07/01/2021	16,839
12,625	5.00%, 03/01/2022	13,383
3,300,775	3.00%, 09/01/2027	3,387,680
14,052	6.00%, 11/01/2033	15,952
13,183	6.00%, 04/01/2035	14,883
40,595	4.50%, 05/01/2035	43,618
149,702	5.50%, 08/01/2035	167,521
55,181	4.50%, 11/01/2035	59,147
6,144	6.50%, 02/01/2036	6,836
26,492	4.50%, 03/01/2036	28,486
24,933	6.00%, 03/01/2036	28,398
16,168	5.50%, 06/01/2036	17,908
80,404	5.50%, 08/01/2036	89,209
7,149	6.00%, 08/01/2037	8,079
34,590	7.00%, 08/01/2037	37,951
145,028	5.00%, 04/01/2038	157,781
364,317	5.50%, 05/01/2038	403,807
232,682	4.50%, 03/01/2039	250,021
647,905	4.50%, 05/01/2039	696,128
234,596	4.00%, 09/01/2040	247,066
619,437	5.00%, 09/01/2040	673,932
1,322,927	4.00%, 12/01/2040	1,393,575
1,106,054	5.00%, 02/01/2041	1,206,813
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 92,248	4.00%, 09/01/2043	$ 96,842
8,242,131	4.00%, 01/01/2044	8,656,266
4,518,673	4.00%, 03/01/2044	4,745,277
1,693,547	4.50%, 04/01/2044	1,815,340
4,878,013	3.50%, 12/01/2044	5,009,361
1,577,351	4.50%, 12/01/2044	1,690,171
3,561,841	3.50%, 05/01/2046	3,645,663
2,790,812	3.50%, 06/01/2046	2,856,489
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2013-K25 Class B
2,725,000	3.62%, 11/25/2045	2,784,502
	Series 2015-K49 Class B
800,000	3.72%, 10/25/2048	781,083
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b)
	Series 2014-DN1 Class M3
110,000	5.48%, 02/25/2024	123,716
	Series 2014-DN2 Class M2
348,314	2.63%, 04/25/2024	351,881
	Series 2014-DN2 Class M3
165,000	4.58%, 04/25/2024	176,802
	Federal National Mortgage Association
9,432	5.00%, 02/01/2018	9,693
18,541	4.50%, 06/01/2018	19,014
1,410,512	3.50%, 01/01/2031	1,454,856
3,219,512	3.00%, 09/01/2031	3,303,491
20,010	4.50%, 08/01/2035	21,559
42,606	6.00%, 02/01/2036	48,169
114,456	5.50%, 03/01/2036	127,443
86,932	6.50%, 06/01/2036	96,728
310,232	6.00%, 02/01/2037	350,230
128,716	6.00%, 03/01/2037	145,483
463	6.50%, 04/01/2037	514
79,110	6.00%, 08/01/2037	89,343
43,579	6.50%, 08/01/2037	48,969
1,082,621	4.50%, 07/01/2039	1,163,264
1,383,536	4.00%, 02/01/2041	1,457,008
8,805,584	4.50%, 02/01/2041	9,473,858
872,571	4.50%, 07/01/2041	937,793
739,191	4.00%, 10/01/2041	778,251
1,912,359	4.00%, 12/01/2041	2,010,766
2,700,354	4.00%, 01/01/2045	2,833,302
918,621	3.50%, 08/01/2045	940,263
3,116,527	3.50%, 12/01/2045	3,189,951
3,332,094	4.00%, 01/01/2046	3,496,318
3,736,755	3.50%, 02/01/2046	3,824,791
3,700,702	3.50%, 04/01/2046	3,787,889
6,589,325	3.50%, 06/01/2046	6,744,566
2,695,001	4.00%, 07/01/2046	2,828,016
6,362,645	4.00%, 10/01/2046	6,677,169
1,981,133	4.00%, 12/01/2046	2,079,306
334,970	3.07%, 03/01/2047(b)	350,708
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class 1M2

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 430,000	3.58%, 05/25/2024	$ 438,620
	Series 2014-C03 Class 1M2
510,000	3.98%, 07/25/2024	526,052
	Government National Mortgage Association
802,564	4.00%, 02/20/2045	848,339
470,387	4.50%, 01/20/2046	502,627
		102,358,695
TOTAL MORTGAGE-BACKED SECURITIES — 25.72% (Cost $112,071,967)		$111,982,442
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,200,000	0.13%, 01/15/2022	2,377,896
2,410,000	0.13%, 07/15/2022(f)	2,564,277
1,700,000	0.38%, 07/15/2023	1,802,170
3,000,000	0.63%, 01/15/2024	3,196,151
205,000	0.13%, 07/15/2024	207,708
2,600,000	0.13%, 07/15/2026	2,570,435
	United States Treasury Note/Bond
15,000,000	1.13%, 01/31/2019	14,968,950
4,000,000	1.13%, 02/28/2019	3,990,624
420,000	0.88%, 09/15/2019	414,816
8,500,000	1.00%, 10/15/2019	8,414,337
800,000	1.38%, 12/15/2019	798,375
1,640,000	1.75%, 10/31/2020	1,643,588
800,000	1.13%, 06/30/2021	776,782
4,700,000	1.75%, 04/30/2022	4,651,162
2,100,000	1.63%, 08/15/2022	2,056,851
205,000	1.88%, 08/31/2022	203,399
2,650,000	1.63%, 11/15/2022	2,588,615
1,000,000	1.25%, 07/31/2023	946,289
2,030,000	1.38%, 08/31/2023	1,934,050
2,705,000	2.38%, 08/15/2024	2,725,920
13,865,000	2.00%, 02/15/2025	13,554,660
280,000	2.13%, 05/15/2025	275,713
1,740,000	2.00%, 08/15/2025	1,693,986
2,990,000	2.25%, 11/15/2025	2,963,954
1,330,000	1.63%, 02/15/2026	1,250,304
2,680,000	1.63%, 05/15/2026	2,513,336
3,620,000	1.50%, 08/15/2026	3,348,924
200,000	3.38%, 05/15/2044	213,367
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 480,000	3.13%, 08/15/2044	$ 489,188
3,900,000	3.00%, 11/15/2044	3,881,108
5,800,000	2.50%, 02/15/2045	5,210,030
2,445,000	2.88%, 08/15/2045	2,370,313
2,440,000	3.00%, 11/15/2045	2,424,179
260,000	2.50%, 05/15/2046	232,761
5,220,000	2.25%, 08/15/2046	4,416,203
1,500,000	2.88%, 11/15/2046	1,454,883
2,000,000	3.00%, 02/15/2047	1,991,796
TOTAL U.S. TREASURY BONDS AND NOTES — 24.60% (Cost $109,037,286)		$107,117,100
Shares
EXCHANGE TRADED FUNDS
5,400	iShares JP Morgan USD Emerging Markets Bond ETF	613,980

EXCHANGE TRADED FUNDS — 0.14% (Cost $626,204)		$ 613,980
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 7.62%
14,000,000	Federal Farm Credit Banks Funding Corp 0.51%, 04/03/2017	13,999,611
19,200,000	Federal Home Loan Mortgage Corp 0.71%, 04/03/2017	19,199,253
SHORT TERM INVESTMENTS — 7.62% (Cost $33,198,864)		$ 33,198,864
TOTAL INVESTMENTS — 97.34% (Cost $422,953,930)		$423,884,915
OTHER ASSETS & LIABILITIES, NET — 2.66%		$ 11,596,146
TOTAL NET ASSETS — 100.00%		$435,481,061

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $47,619,727 and $48,484,986, respectively, representing 11.13% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2017. Maturity date disclosed represents final maturity date.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	648	USD	140,261,625	June 2017	$ 97,951
U.S. 10 Year Treasury Note Short Futures	525	USD	65,395,313	June 2017	(210,005)
U.S. 10 Year Ultra Short Futures	70	USD	9,372,344	June 2017	(62,076)
U.S. Ultra Bond Short Futures	38	USD	6,103,750	June 2017	(21,595)
				Net Depreciation	$(195,725)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND (FORMERLY GREAT-WEST FEDERATED BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

March 31, 2017

Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Exchange Traded Funds, Futures Contracts	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 2,276,110	$ —	$ 2,276,110
Corporate Bonds and Notes	—	163,130,612	—	163,130,612
Foreign Government Bonds and Notes	—	5,565,807	—	5,565,807
Mortgage-Backed Securities	—	111,982,442	—	111,982,442
U.S. Treasury Bonds and Notes	—	107,117,100	—	107,117,100
Exchange Traded Funds	613,980	—	—	613,980
Short Term Investments	—	33,198,864	—	33,198,864
Total investments, at fair value:	613,980	423,270,935	0	423,884,915
Other Financial Investments:
Futures Contracts(a)	97,951	—	—	97,951
Total Assets	$ 711,931	$ 423,270,935	$ 0	$ 423,982,866
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (293,676)	$ —	$ —	$ (293,676)
Total Liabilities	$ (293,676)	$ 0	$ 0	$ (293,676)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2017

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$423,007,229
Gross unrealized appreciation on investments	6,049,318
Gross unrealized depreciation on investments	(5,171,632)
Net unrealized appreciation on investments	$877,686
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,889 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.05%
37,473	Cabot Corp	$ 2,245,007
63,640	Celanese Corp Series A	5,718,054
264,548	Freeport-McMoRan Inc(a)	3,534,361
189,140	Huntsman Corp	4,641,496
98,335	Newmont Mining Corp	3,241,122
61,135	Reliance Steel & Aluminum Co	4,892,023
127,891	Steel Dynamics Inc	4,445,491
		28,717,554
Communications — 3.86%
35,577	CommScope Holding Co Inc(a)	1,483,917
28,780	F5 Networks Inc(a)	4,103,164
126,811	Interpublic Group of Cos Inc	3,115,746
5,147	John Wiley & Sons Inc Class A	276,909
212,369	Juniper Networks Inc	5,910,229
48,645	Level 3 Communications Inc(a)	2,783,467
16,720	LogMeIn Inc	1,630,200
7,306	Tribune Media Co Class A	272,295
27,264	VeriSign Inc(a)(b)	2,374,967
		21,950,894
Consumer, Cyclical — 12.02%
54,662	Allison Transmission Holdings Inc	1,971,112
47,463	American Airlines Group Inc	2,007,685
22,519	Aramark	830,276
26,353	Bed Bath & Beyond Inc(b)	1,039,889
84,007	Best Buy Co Inc	4,128,944
56,199	BorgWarner Inc	2,348,556
18,504	Buffalo Wild Wings Inc(a)	2,826,486
15,350	Copa Holdings SA Class A	1,723,037
5,864	Delphi Automotive PLC	471,993
123,730	DR Horton Inc	4,121,446
96,976	Goodyear Tire & Rubber Co	3,491,136
62,923	Hilton Worldwide Holdings Inc	3,678,479
169,310	International Game Technology PLC	4,012,647
39,030	International Speedway Corp Class A	1,442,159
252,448	JetBlue Airways Corp(a)	5,202,953
32,434	Lear Corp	4,592,006
43,370	Michaels Cos Inc(a)	971,054
20,406	Mohawk Industries Inc(a)	4,682,973
745	O'Reilly Automotive Inc(a)	201,031
2,480	Pool Corp	295,938
87,160	PulteGroup Inc	2,052,618
54,197	PVH Corp	5,607,764
9,950	Ralph Lauren Corp	812,119
17,456	Royal Caribbean Cruises Ltd	1,712,608
110,845	United Continental Holdings Inc(a)	7,830,091
3,341	Wyndham Worldwide Corp	281,613
		68,336,613
Consumer, Non-Cyclical — 9.73%
33,058	Aaron's Inc(b)	983,145
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,130	Alkermes PLC(a)	$ 183,105
30,139	Avis Budget Group Inc(a)	891,512
73,830	Bunge Ltd	5,851,766
32,793	Centene Corp(a)	2,336,829
119,619	ConAgra Foods Inc	4,825,430
3,367	Cooper Cos Inc	673,030
4,374	Euronet Worldwide Inc(a)	374,064
19,693	H&R Block Inc	457,862
8,516	Hologic Inc(a)	362,356
38,707	Laboratory Corp of America Holdings(a)	5,553,293
80,845	Mallinckrodt PLC(a)	3,603,262
51,743	ManpowerGroup Inc	5,307,280
45,182	Masimo Corp(a)	4,213,673
97,190	Nielsen Holdings NV	4,014,919
19,723	Pilgrim's Pride Corp(b)	443,866
42,986	Qiagen NV	1,245,304
4,408	Spectrum Brands Holdings Inc(b)	612,756
93,418	Tyson Foods Inc Class A	5,764,825
3,918	United Therapeutics Corp(a)	530,419
22,875	WellCare Health Plans Inc(a)	3,207,304
189,518	Western Union Co(b)	3,856,691
		55,292,691
Energy — 8.56%
142,153	Baker Hughes Inc	8,503,593
41,654	Cimarex Energy Co	4,977,236
83,273	CONSOL Energy Inc(a)(b)	1,397,321
52,170	Devon Energy Corp	2,176,532
3,415	Dril-Quip Inc(a)(b)	186,288
91,541	Energen Corp(a)	4,983,492
100,462	Ensco PLC Class A	899,135
10,536	Gulfport Energy Corp(a)	181,114
133,710	HollyFrontier Corp	3,789,341
35,983	Laredo Petroleum Inc(a)	525,352
137,657	Marathon Petroleum Corp	6,957,185
18,336	Nabors Industries Ltd(b)	239,652
111,946	Newfield Exploration Co(a)	4,131,927
64,218	Oceaneering International Inc	1,739,023
58,390	Rowan Cos PLC Class A(a)	909,716
11,945	Tesoro Corp	968,262
32,224	Whiting Petroleum Corp(a)	304,839
196,112	Williams Cos Inc	5,802,954
		48,672,962
Financial — 29.99%
268,689	AGNC Investment Corp REIT	5,344,224
328	Alleghany Corp(a)	201,608
284,754	Ally Financial Inc	5,789,049
44,307	American Campus Communities Inc REIT	2,108,570
209,046	American Homes 4 Rent REIT Class A	4,799,696
15,814	Ameriprise Financial Inc	2,050,760
537,921	Annaly Capital Management Inc REIT	5,976,302
61,746	Arch Capital Group Ltd(a)	5,851,668

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
19,407	Associated Banc-Corp	$ 473,531
255,635	Brandywine Realty Trust REIT	4,148,956
20,267	Camden Property Trust REIT	1,630,683
79,287	CBRE Group Inc Class A(a)	2,758,395
110,685	CIT Group Inc	4,751,707
171,005	Citizens Financial Group Inc	5,908,223
31,827	CNO Financial Group Inc	652,454
167,572	CubeSmart REIT	4,350,169
388,436	DDR Corp REIT	4,867,103
18,980	Duke Realty Corp REIT	498,605
160,907	E*TRADE Financial Corp(a)	5,614,045
37,482	East West Bancorp Inc	1,934,446
80,134	Equity Commonwealth REIT(a)	2,501,783
80,441	Fifth Third Bancorp	2,043,201
47,977	First Republic Bank	4,500,722
224,136	Forest City Realty Trust Inc REIT Class A	4,881,682
21,061	Highwoods Properties Inc REIT	1,034,727
343,032	Host Hotels & Resorts Inc REIT	6,400,977
61,877	MFA Financial Inc REIT	499,966
157,622	Navient Corp	2,326,501
60,365	Outfront Media Inc REIT	1,602,691
9,673	PacWest Bancorp	515,184
94,821	Paramount Group Inc REIT	1,537,048
156,718	Progressive Corp	6,140,211
165,903	Prologis Inc REIT	8,607,048
39,713	Realogy Holdings Corp	1,183,050
54,925	Regions Financial Corp	798,060
42,523	Reinsurance Group of America Inc	5,399,571
42,288	SBA Communications Corp REIT(a)	5,090,207
50,973	SL Green Realty Corp REIT	5,434,741
8,964	SVB Financial Group(a)	1,668,111
260,295	Synchrony Financial	8,928,118
64,589	Synovus Financial Corp	2,649,441
92,692	TCF Financial Corp	1,577,618
73,509	Torchmark Corp	5,663,133
79,237	Unum Group	3,715,423
547,218	VEREIT Inc REIT	4,645,881
8,087	Vornado Realty Trust REIT	811,207
142,685	Voya Financial Inc	5,416,323
131,215	XL Group Ltd	5,230,230
		170,513,049
Industrial — 14.82%
117,464	Agilent Technologies Inc	6,210,322
6,308	Allegion PLC	477,516
108,331	AMETEK Inc	5,858,540
44,188	Carlisle Cos Inc	4,702,045
18,247	Crane Co	1,365,423
6,343	Curtiss-Wright Corp	578,862
52,611	Donaldson Co Inc	2,394,853
2,432	Esterline Technologies Corp(a)	209,274
256,454	Flextronics International Ltd(a)	4,308,427
327,723	Graphic Packaging Holding Co	4,217,795
173,314	Jabil Circuit Inc(b)	5,012,241
Shares		Fair Value
Industrial — (continued)
61,474	Jacobs Engineering Group Inc	$ 3,398,283
32,300	Kansas City Southern	2,770,048
52,885	Keysight Technologies Inc(a)	1,911,264
22,705	Louisiana-Pacific Corp(a)	563,538
143,367	Masco Corp	4,873,044
2,972	Nordson Corp	365,080
47,116	Owens Corning	2,891,509
199,530	Owens-Illinois Inc(a)	4,066,421
33,993	Parker-Hannifin Corp	5,449,758
8,126	Pentair PLC	510,150
34,132	Regal Beloit Corp	2,582,086
15,162	Rockwell Automation Inc	2,360,875
42,332	Ryder System Inc	3,193,526
8,629	Sealed Air Corp	376,052
82,743	Spirit AeroSystems Holdings Inc Class A	4,792,474
14,523	Textron Inc	691,150
67,487	Trimble Navigation Ltd(a)	2,160,259
95,227	Westrock Co	4,954,661
4,814	Woodward Inc	326,967
14,772	Worthington Industries Inc	666,069
		84,238,512
Technology — 3.86%
6,447	ANSYS Inc(a)	688,991
74,028	Cadence Design Systems Inc(a)	2,324,479
13,379	CDK Global Inc	869,769
51,113	Citrix Systems Inc(a)	4,262,313
20,970	Fidelity National Information Services Inc	1,669,632
17,973	Lam Research Corp	2,307,014
85,061	Maxim Integrated Products Inc	3,824,343
6,159	Microchip Technology Inc	454,411
251,417	Nuance Communications Inc(a)	4,352,028
26,485	Seagate Technology PLC	1,216,456
		21,969,436
Utilities — 9.44%
480,409	AES Corp	5,370,973
8,877	Atmos Energy Corp	701,194
28,757	Avangrid Inc(b)	1,229,074
417,571	Calpine Corp(a)	4,614,160
220,129	CenterPoint Energy Inc	6,068,957
138,348	CMS Energy Corp	6,189,689
5,815	Edison International	462,932
12,903	Eversource Energy	758,438
178,476	Great Plains Energy Inc	5,215,069
100,247	MDU Resources Group Inc	2,743,760
226,150	NiSource Inc	5,380,108
44,873	NRG Energy Inc	839,125
219,636	PPL Corp	8,212,190
4,770	Southwest Gas Corp	395,481

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
111,717	UGI Corp	$ 5,518,820
		53,699,970
TOTAL COMMON STOCK — 97.33% (Cost $509,963,318)		$553,391,681
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.83%
$2,466,523	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $2,466,523 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	2,466,523
2,466,523	Undivided interest of 2.09% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $2,466,523 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	2,466,523
519,044	Undivided interest of 2.14% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $519,044 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	519,044
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,466,523	Undivided interest of 2.72% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $2,466,523 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(c)	$ 2,466,523
2,466,522	Undivided interest of 6.78% in a repurchase agreement (principal amount/value $36,400,340 with a maturity value of $36,402,736) with Barclays Capital Inc, 0.79%, dated 3/31/17 to be repurchased at $2,466,522 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 10/15/17 - 2/15/46, with a value of $37,128,361.(c)	2,466,522
SHORT TERM INVESTMENTS — 1.83% (Cost $10,385,135)		$ 10,385,135
TOTAL INVESTMENTS — 99.16% (Cost $520,348,453)		$563,776,816
OTHER ASSETS & LIABILITIES, NET — 0.84%		$ 4,763,672
TOTAL NET ASSETS — 100.00%		$568,540,488

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	50	USD	8,591,000	June 2017	$40,070
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 553,391,681	$ —	$ —	$ 553,391,681
Short Term Investments	—	10,385,135	—	10,385,135
Total investments, at fair value:	553,391,681	10,385,135	0	563,776,816
Other Financial Investments:
Futures Contracts(a)	40,070	—	—	40,070
Total Assets	$ 553,431,751	$ 10,385,135	$ 0	$ 563,816,886
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$521,982,395
Gross unrealized appreciation on investments	52,540,389
Gross unrealized depreciation on investments	(10,745,968)
Net unrealized appreciation on investments	$41,794,421

March 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 44 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 25,790	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 1.28%, 12/25/2029	$ 25,790
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $25,790)		$ 25,790
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
25,000,000	3.13%, 04/30/2017	25,046,905
25,000,000	2.38%, 07/31/2017	25,130,976
TOTAL U.S. TREASURY BONDS AND NOTES — 3.22% (Cost $50,177,881)		$ 50,177,881
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 76.84%
	Federal Farm Credit Banks Funding Corp
10,000,000	0.58%, 04/21/2017	9,996,823
25,000,000	0.53%, 05/03/2017	24,988,412
10,000,000	0.58%, 05/24/2017	9,991,585
	Federal Home Loan Bank
25,000,000	0.54%, 04/05/2017	24,998,526
25,000,000	0.54%, 04/07/2017	24,997,790
25,000,000	0.53%, 04/10/2017	24,996,746
25,000,000	0.54%, 04/12/2017	24,995,948
25,000,000	0.54%, 04/13/2017	24,995,580
20,000,000	0.75%, 04/18/2017	19,993,009
50,000,000	0.54%, 04/20/2017	49,986,001
25,000,000	0.54%, 04/24/2017	24,991,529
20,000,000	0.74%, 04/25/2017	19,990,265
19,000,000	0.55%, 04/26/2017	18,992,802
25,000,000	0.75%, 04/28/2017	24,986,122
25,000,000	0.76%, 05/01/2017	24,984,374
25,000,000	0.53%, 05/02/2017	24,988,799
10,965,000	0.61%, 05/05/2017	10,958,773
40,000,000	0.54%, 05/09/2017	39,977,604
25,000,000	0.55%, 05/10/2017	24,985,366
25,000,000	0.55%, 05/11/2017	24,984,989
20,000,000	0.77%, 05/12/2017	19,982,801
40,000,000	0.54%, 05/15/2017	39,974,075
25,000,000	0.53%, 05/16/2017	24,983,740
40,000,000	0.74%, 05/17/2017	39,962,672
25,000,000	0.56%, 05/19/2017	24,981,488
25,000,000	0.55%, 05/22/2017	24,980,861
25,000,000	0.55%, 05/23/2017	24,980,487
25,000,000	0.77%, 05/26/2017	24,970,962
25,000,000	0.55%, 05/31/2017	24,977,485
30,000,000	0.80%, 06/07/2017	29,955,869
40,000,000	0.79%, 06/15/2017	39,934,985
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 25,000,000	0.79%, 06/27/2017	$ 24,953,168
	Federal Home Loan Mortgage Corp
50,000,000	0.29%, 04/11/2017(b)	50,000,000
25,000,000	0.56%, 05/04/2017(b)	25,000,000
25,000,000	0.70%, 05/08/2017(b)	25,000,000
25,000,000	0.74%, 06/02/2017	24,968,563
25,000,000	0.71%, 06/09/2017	24,966,439
25,000,000	0.71%, 06/12/2017	24,964,980
50,000,000	0.73%, 06/19/2017	49,920,954
	Federal National Mortgage Association
25,000,000	0.71%, 04/03/2017	24,999,028
25,000,000	0.71%, 04/04/2017	24,999,514
50,000,000	0.51%, 04/17/2017	49,988,880
25,000,000	0.77%, 06/21/2017	24,957,241
25,000,000	0.79%, 06/28/2017	24,952,636
		1,199,137,871
U.S. Treasury Bonds and Notes — 14.40%
	U.S. Treasury Bills
50,000,000	0.46%, 04/06/2017	49,996,874
50,000,000	0.55%, 04/27/2017	49,980,310
50,000,000	0.64%, 05/25/2017	49,953,100
25,000,000	0.75%, 06/08/2017	24,965,289
25,000,000	0.76%, 06/22/2017	24,957,285
25,000,000	0.59%, 07/13/2017	24,958,464
		224,811,322
Repurchase Agreements — 7.18%
112,000,000	Repurchase agreement (principal amount/value $112,000,000 with a maturity value of $112,007,467 with Daiwa Capital Markets America Inc, 0.80%, dated 3/31/17 to be repurchased at $112,007,467 on 4/3/17 collateralized by U.S. Treasury securities and a Federal Home Loan Mortgage Corp security, 0.88% - 2.50%, 8/15/18 - 5/15/24, with a value of $114,240,055.	112,000,000
SHORT TERM INVESTMENTS — 98.42% (Cost $1,535,949,193)		$ 1,535,949,193
TOTAL INVESTMENTS — 101.64% (Cost $1,586,152,864)		$ 1,586,152,864
OTHER ASSETS & LIABILITIES, NET — (1.64)%		$ (25,523,786)
TOTAL NET ASSETS — 100.00%		$ 1,560,629,078

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.93%
25,231	Air Liquide SA(a)	$ 2,880,852
9,000	Air Water Inc(a)	166,408
16,536	Akzo Nobel NV(a)	1,368,918
161,468	Alumina Ltd(a)(b)	220,923
92,219	Anglo American PLC(a)(c)	1,408,433
26,236	Antofagasta PLC(a)	273,756
119,786	ArcelorMittal (a)(c)	1,002,142
4,316	Arkema SA(a)	424,872
81,000	Asahi Kasei Corp(a)	787,031
60,065	BASF SE(a)	5,947,275
206,898	BHP Billiton Ltd(a)	3,762,684
136,902	BHP Billiton PLC(a)	2,110,705
17,581	Boliden AB(a)	523,304
10,059	Brenntag AG(a)	563,776
4,585	Covestro AG(a)(d)	353,224
7,578	Croda International PLC(a)	338,386
19,600	Daicel Corp(a)	236,679
518	EMS-Chemie Holding AG(a)	301,677
9,726	Evonik Industries AG(a)	317,015
104,728	Fortescue Metals Group Ltd(a)	498,837
14,471	Fresnillo PLC(a)	281,776
4,398	Fuchs Petrolub SE(a)	214,403
612	Givaudan SA(a)	1,102,242
795,784	Glencore PLC(a)(c)	3,132,761
6,200	Hitachi Chemical Co Ltd(a)	172,227
13,100	Hitachi Metals Ltd(a)	184,261
116,355	Incitec Pivot Ltd(a)	334,049
28,808	Israel Chemicals Ltd	122,170
33,300	JFE Holdings Inc(a)	572,749
12,856	Johnson Matthey PLC(a)	495,849
14,000	JSR Corp(a)	236,881
12,183	K+S AG(a)(b)	283,183
16,000	Kaneka Corp(a)	119,667
14,500	Kansai Paint Co Ltd(a)	309,449
21,400	Kobe Steel Ltd(a)(c)	195,819
11,499	Koninklijke DSM NV(a)	777,671
22,600	Kuraray Co Ltd(a)	343,805
6,062	LANXESS AG(a)	406,656
12,274	Linde AG(a)	2,045,112
3,552	Lonza Group AG(a)	671,403
88,600	Mitsubishi Chemical Holdings Corp(a)	687,884
11,600	Mitsubishi Gas Chemical Co Inc(a)	241,609
7,800	Mitsubishi Materials Corp(a)	236,753
62,000	Mitsui Chemicals Inc(a)	307,164
24,724	Mondi PLC(a)	597,054
49,672	Newcrest Mining Ltd(a)	846,684
10,600	Nippon Paint Holdings Co Ltd(a)	370,223
52,774	Nippon Steel & Sumitomo Metal Corp(a)	1,219,258
8,100	Nissan Chemical Industries Ltd(a)	236,293
11,100	Nitto Denko Corp(a)	858,696
88,902	Norsk Hydro ASA(a)	518,097
15,112	Novozymes A/S Class B(a)	598,732
57,000	Oji Holdings Corp(a)	267,321
6,215	Randgold Resources Ltd(a)	542,677
Shares		Fair Value
Basic Materials — (continued)
27,524	Rio Tinto Ltd(a)	$ 1,270,850
80,474	Rio Tinto PLC(a)	3,239,989
25,500	Shin-Etsu Chemical Co Ltd(a)	2,216,443
4,736	Solvay SA(a)	577,842
349,879	South32 Ltd(a)	737,602
34,540	Stora Enso OYJ Class R(a)	408,409
105,000	Sumitomo Chemical Co Ltd(a)	588,116
33,000	Sumitomo Metal Mining Co Ltd(a)	471,937
8,174	Symrise AG(a)	543,584
6,021	Syngenta AG(a)(c)	2,659,118
8,000	Taiyo Nippon Sanso Corp(a)	93,646
12,200	Teijin Ltd(a)	230,366
23,512	ThyssenKrupp AG(a)	575,992
95,000	Toray Industries Inc(a)	845,508
6,507	Umicore SA(a)	370,569
34,383	UPM-Kymmene OYJ(a)	807,283
7,555	Voestalpine AG(a)	297,127
12,232	Yara International ASA(a)	471,149
		59,423,005
Communications — 6.45%
23,446	Altice SA Class A(a)(c)	530,321
7,458	Altice SA Class B(a)(c)	168,461
63,776	Auto Trader Group PLC(a)(d)	312,645
2,905	Axel Springer SE(a)	160,355
9,448	Belgacom SA(a)	296,073
134,649	Bezeq The Israeli Telecommunication Corp Ltd	241,822
549,784	BT Group PLC(a)	2,195,004
14,000	Dentsu Inc(a)	762,466
212,990	Deutsche Telekom AG(a)	3,732,157
9,048	Elisa OYJ(a)	319,858
10,800	Eutelsat Communications SA(a)	240,706
13,800	Hakuhodo DY Holdings Inc(a)	164,151
1,200	Hikari Tsushin Inc(a)	117,170
178,900	HKT Trust & HKT Ltd	230,661
1,689	Iliad SA(a)	377,209
29,209	Inmarsat PLC(a)	311,001
231,989	ITV PLC(a)	636,556
4,510	JCDecaux SA(a)	158,404
8,500	Kakaku.com Inc(a)	116,038
119,300	KDDI Corp(a)	3,137,685
224,996	Koninklijke KPN NV(a)	676,434
7,247	Lagardere SCA(a)	213,173
2,800	LINE Corp(a)(c)	107,922
12,900	M3 Inc(a)	321,500
4,404	Millicom International Cellular SA(a)	245,571
2,600	Mixi Inc(a)	125,766
3,975	NICE-Systems Ltd(b)	269,848
44,800	Nippon Telegraph & Telephone Corp(a)	1,915,349
381,741	Nokia OYJ(a)(c)	2,051,804
91,300	NTT DOCOMO Inc(a)	2,132,060
6,582	Numericable-SFR (a)(c)	206,703
131,517	Orange SA(a)	2,041,884
262,000	PCCW Ltd(a)	154,560

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Communications — (continued)
54,097	Pearson PLC(a)	$ 460,938
14,394	ProSiebenSat.1 Media AG(a)	637,378
12,465	Publicis Groupe SA(a)	870,312
61,500	Rakuten Inc(a)	617,929
2,746	RTL Group SA(a)	220,943
14,940	SBI Holdings Inc(a)	208,756
5,071	Schibsted ASA Class A(a)(b)(c)	130,538
5,688	Schibsted ASA Class B(a)	130,328
20,580	Seek Ltd(a)	250,211
23,649	SES SA(a)	549,817
102,200	Singapore Press Holdings Ltd(a)(b)	259,347
527,100	Singapore Telecommunications Ltd(a)	1,477,111
67,983	Sky PLC(a)	830,991
53,700	SoftBank Group Corp(a)	3,808,143
126,385	Spark New Zealand Ltd(a)	309,812
41,800	StarHub Ltd(a)	86,053
11,400	Start Today Co Ltd(a)	253,351
1,668	Swisscom AG(a)(b)	768,882
54,222	TDC A/S(a)	279,258
22,195	Tele2 AB Class B(a)	211,852
398,651	Telecom Italia RNC(a)	291,049
690,522	Telecom Italia SpA(a)(c)	621,600
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,330,166
48,715	Telefonica Deutschland Holding AG(a)	241,520
294,221	Telefonica SA(a)	3,293,323
3,791	Telenet Group Holding NV(a)(c)	225,357
48,464	Telenor ASA(a)	806,221
167,453	TeliaSonera AB(a)	702,020
278,588	Telstra Corp Ltd(a)	991,316
20,469	TPG Telecom Ltd(a)(b)	108,974
7,100	Trend Micro Inc(a)	316,024
8,097	United Internet AG(a)	358,145
67,529	Vivendi SA(a)	1,309,975
36,263	Vocus Communications Ltd(a)(b)	119,658
1,737,203	Vodafone Group PLC(a)	4,526,030
19,799	Wolters Kluwer NV(a)	821,708
82,753	WPP PLC(a)	1,812,830
90,400	Yahoo Japan Corp(a)(b)	419,135
		55,328,318
Consumer, Cyclical — 12.59%
2,100	ABC-Mart Inc(a)	123,084
11,443	Accor SA(a)	475,963
12,233	Adidas AG(a)	2,327,116
44,300	Aeon Co Ltd(a)	648,665
13,000	Aisin Seiki Co Ltd(a)	640,278
83,000	ANA Holdings Inc(a)	253,856
36,471	Aristocrat Leisure Ltd(a)	500,620
10,500	Asics Corp(a)	168,941
13,400	Bandai Namco Holdings Inc(a)	401,674
64,088	Barratt Developments PLC(a)	438,602
21,619	Bayerische Motoren Werke AG(a)	1,972,563
8,436	Berkeley Group Holdings PLC(a)	339,101
Shares		Fair Value
Consumer, Cyclical — (continued)
42,300	Bridgestone Corp(a)	$ 1,717,091
22,566	Bunzl PLC(a)	655,608
28,970	Burberry Group PLC(a)	624,829
12,266	Carnival PLC(a)	702,904
82,000	Cathay Pacific Airways Ltd(a)	119,043
3,623	Christian Dior SE(a)	841,000
33,950	Cie Financiere Richemont SA(a)	2,684,161
11,878	Cie Generale des Etablissements Michelin(a)	1,443,393
26,800	City Developments Ltd(a)	195,307
103,757	Compass Group PLC(a)	1,957,649
7,123	Continental AG(a)	1,561,724
23,402	Crown Resorts Ltd(a)	211,112
62,901	Daimler AG(a)	4,642,078
36,900	Daiwa House Industry Co Ltd(a)	1,060,652
31,600	Denso Corp(a)	1,394,259
14,020	Deutsche Lufthansa AG(a)	227,445
60,232	Dixons Carphone PLC(a)	239,822
3,969	Domino's Pizza Enterprises Ltd(a)(b)	176,203
7,900	Don Quijote Holdings Co Ltd(a)	274,970
2,992	Dufry AG(a)(c)	455,562
10,759	Easy Jet PLC(a)(b)	138,191
16,476	Electrolux AB Class B(a)	457,404
5,400	FamilyMart Co Ltd(a)	322,202
3,500	Fast Retailing Co Ltd(a)	1,101,392
8,074	Ferrari NV(a)	601,767
56,912	Fiat Chrysler Automobiles NV(a)(c)	621,784
3,924	Flight Centre Travel Group Ltd(a)(b)	86,558
39,100	Fuji Heavy Industries Ltd(a)	1,434,121
153,000	Galaxy Entertainment Group Ltd(a)	838,005
400,500	Genting Singapore PLC(a)	292,058
112,228	GKN PLC(a)	511,031
30,758	Harvey Norman Holdings Ltd(a)(b)	106,386
61,472	Hennes & Mauritz AB Class B(a)(b)	1,568,815
1,743	Hermes International(a)	825,112
16,700	Hino Motors Ltd(a)	202,471
104,500	Honda Motor Co Ltd(a)	3,154,755
3,300	Hoshizaki Electric Co Ltd(a)	260,838
4,168	Hugo Boss AG(a)	303,946
10,056	Iida Group Holdings Co Ltd(a)	154,748
70,918	Inditex SA(a)	2,497,496
12,527	InterContinental Hotels Group PLC(a)	613,401
53,229	International Consolidated Airlines Group SA(a)	351,593
22,900	Isetan Mitsukoshi Holdings Ltd(a)	251,700
39,000	Isuzu Motors Ltd(a)	516,527
99,100	ITOCHU Corp(a)	1,410,823
16,600	J Front Retailing Co Ltd(a)	246,579
8,500	Japan Airlines Co Ltd(a)	269,875
6,055	Jardine Cycle & Carriage Ltd(a)	189,654
14,900	JTEKT Corp(a)	231,798
4,931	Kering (a)	1,274,495

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
150,784	Kingfisher PLC(a)	$ 616,756
7,500	Koito Manufacturing Co Ltd(a)	390,888
2,800	Lawson Inc(a)	190,388
382,000	Li & Fung Ltd(a)(b)	165,727
10,989	Luxottica Group SpA(a)(b)	606,446
18,137	LVMH Moet Hennessy Louis Vuitton SE(a)	3,986,388
111,519	Marks & Spencer Group PLC(a)(b)	470,902
105,600	Marubeni Corp(a)	652,285
14,500	Marui Group Co Ltd(a)	197,580
37,000	Mazda Motor Corp(a)	534,091
4,500	McDonald's Holdings Co Japan Ltd(a)	131,417
12,387	Melco Crown Entertainment Ltd ADR	229,655
45,603	Merlin Entertainments PLC(a)(d)	275,693
54,000	MGM China Holdings Ltd(a)	112,605
98,100	Mitsubishi Corp(a)	2,126,080
6,000	Mitsubishi Logistics Corp(a)(c)	82,831
47,100	Mitsubishi Motors Corp(a)	282,542
111,100	Mitsui & Co Ltd(a)	1,613,397
11,318	Mobileye NV(c)	694,925
9,480	Next PLC(a)	512,718
17,000	NGK Insulators Ltd(a)	385,671
11,600	NGK Spark Plug Co Ltd(a)	266,005
7,400	Nintendo Co Ltd(a)	1,717,088
154,600	Nissan Motor Co Ltd(a)	1,490,713
5,200	Nitori Holdings Co Ltd(a)	660,396
7,000	NOK Corp(a)	163,502
7,116	Nokian Renkaat OYJ(a)	297,006
14,100	Oriental Land Co Ltd(a)	810,539
5,120	Paddy Power Betfair PLC(a)	550,583
137,900	Panasonic Corp(a)	1,560,643
7,217	Pandora A/S(a)	798,766
19,491	Persimmon PLC(a)	511,132
31,461	Peugeot SA(a)(c)	632,289
9,800	Porsche Automobil Holding SE(a)	533,989
31,289	Qantas Airways Ltd(a)	92,986
12,515	Renault SA(a)	1,087,210
20,055	Rexel SA(a)	363,350
11,014	Ryanair Holdings PLC(a)(c)	170,642
1,600	Ryohin Keikaku Co Ltd(a)	351,721
153,600	Sands China Ltd(a)	712,027
3,000	Sankyo Co Ltd(a)	100,485
10,739	Schaeffler AG(a)	188,651
1,478	SEB SA(a)(c)	206,443
13,300	Sega Sammy Holdings Inc(a)	178,886
28,100	Sekisui Chemical Co Ltd(a)	473,711
40,700	Sekisui House Ltd(a)	671,094
96,000	Shangri-La Asia Ltd(a)	139,792
70,000	Sharp Corp(a)(b)(c)	294,460
1,500	Shimamura Co Ltd(a)	198,847
4,800	Shimano Inc(a)	703,047
37,000	Singapore Airlines Ltd(a)	266,341
132,000	SJM Holdings Ltd(a)	107,436
6,219	Sodexo SA(a)	730,712
82,200	Sony Corp(a)	2,774,122
9,300	Stanley Electric Co Ltd(a)	265,880
Shares		Fair Value
Consumer, Cyclical — (continued)
77,400	Sumitomo Corp(a)	$ 1,044,193
48,700	Sumitomo Electric Industries Ltd(a)	809,559
10,800	Sumitomo Rubber Industries Ltd(a)	184,270
4,800	Sundrug Co Ltd(a)	161,495
22,600	Suzuki Motor Corp(a)	938,662
5,197	Swatch Group AG(a)	950,796
48,670	Tabcorp Holdings Ltd(a)	176,617
18,000	Takashimaya Co Ltd(a)	157,777
102,492	Tatts Group Ltd(a)	346,812
207,694	Taylor Wimpey PLC(a)	502,106
7,100	Toho Co Ltd(a)	188,451
3,800	Toyoda Gosei Co Ltd(a)	96,919
10,600	Toyota Industries Corp(a)	527,298
169,755	Toyota Motor Corp(a)	9,213,936
13,600	Toyota Tsusho Corp(a)	412,796
15,083	Travis Perkins PLC(a)	285,950
2,400	Tsuruha Holdings Inc(a)	222,599
34,346	TUI AG(a)	475,201
14,800	USS Co Ltd(a)	247,877
15,603	Valeo SA(a)	1,037,942
2,027	Volkswagen AG(a)	302,853
100,479	Volvo AB Class B(a)	1,482,266
11,823	Whitbread PLC(a)	586,503
56,367	William Hill PLC(a)	205,490
16,428	Wolseley PLC(a)	1,033,299
109,200	Wynn Macau Ltd(a)	222,410
45,000	Yamada Denki Co Ltd(a)(b)	224,960
10,800	Yamaha Corp(a)	298,780
17,800	Yamaha Motor Co Ltd(a)	428,566
6,700	Yokohama Rubber Co Ltd(a)	131,312
45,500	Yue Yuen Industrial Holdings Ltd(a)	178,799
5,510	Zalando SE(a)(c)(d)	222,700
		107,939,473
Consumer, Non-Cyclical — 23.30%
42,520	Abertis Infraestructuras SA(a)(b)	684,474
6,186	Actelion Ltd(a)	1,745,361
10,732	Adecco SA(a)	762,019
8,799	AerCap Holdings NV(c)	404,490
36,000	Ajinomoto Co Inc(a)	712,323
12,200	Alfresa Holdings Corp(a)	212,086
49,559	Anheuser-Busch InBev SA/NV(a)	5,430,457
5,593	Aryzta AG(a)	179,585
25,000	Asahi Group Holdings Ltd(a)	946,608
32,675	Ashtead Group PLC(a)	675,938
23,296	Associated British Foods PLC(a)	760,686
139,500	Astellas Pharma Inc(a)	1,839,855
82,731	AstraZeneca PLC(a)	5,086,356
27,097	Atlantia SpA(a)	699,000
16,724	Babcock International Group PLC(a)	184,688
153	Barry Callebaut AG(a)	200,050
53,786	Bayer AG(a)	6,196,894
5,775	Beiersdorf AG(a)	546,484
4,100	Benesse Holdings Inc(a)	128,339

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
103,647	Brambles Ltd(a)	$ 740,190
121,261	British American Tobacco PLC(a)	8,043,653
18,261	Bureau Veritas SA(a)(b)	384,917
5,500	Calbee Inc(a)(b)	187,859
43,096	Capita PLC	304,531
7,205	Carlsberg A/S Class B(a)	665,328
36,130	Carrefour SA(a)	851,267
3,820	Casino Guichard Perrachon SA(a)	213,436
6,564	CHR Hansen Holding A/S(a)	421,063
14,900	Chugai Pharmaceutical Co Ltd(a)	512,907
37,230	Coca-Cola Amatil Ltd(a)	307,802
9,000	Coca-Cola Bottlers Japan Inc(a)	290,790
14,000	Coca-Cola European Partners PLC(a)	522,930
12,579	Coca-Cola HBC AG(a)	326,080
3,511	Cochlear Ltd(a)	362,695
7,768	Coloplast A/S Class B(a)	606,646
4,446	Colruyt SA(a)	218,345
29,640	CSL Ltd(a)	2,837,908
6,500	Cyberdyne Inc(a)(b)(c)	93,406
34,000	Dai Nippon Printing Co Ltd(a)	367,927
40,200	Daiichi Sankyo Co Ltd(a)	906,955
38,353	Danone SA(a)	2,608,969
164,429	Diageo PLC(a)	4,707,417
37,679	Distribuidora Internacional de Alimentacion SA(a)	217,789
12,899	Edenred (a)	304,447
16,600	Eisai Co Ltd(a)	862,074
13,290	Essilor International SA(a)	1,613,559
718	Eurofins Scientific SE(a)	312,244
61,746	Experian PLC(a)	1,258,919
163,500	First Pacific Co Ltd(a)	118,839
14,107	Fresenius Medical Care AG & Co KGaA(a)	1,189,528
27,035	Fresenius SE(a)	2,172,431
2,509	Frutarom Industries Ltd	140,226
96,870	G4S PLC(a)	369,158
261	Galenica AG(a)	275,159
3,698	Genmab A/S(a)(c)	711,605
13,148	Getinge AB Class B(a)	230,531
317,155	GlaxoSmithKline PLC(a)	6,592,584
518,400	Golden Agri-Resources Ltd(a)	142,761
20,092	Grifols SA(a)	492,958
117,051	Healthscope Ltd(a)	202,938
6,580	Heineken Holding NV(a)	522,650
15,315	Heineken NV(a)	1,303,286
6,863	Henkel AG & Co KGaA(a)	763,223
9,292	Hikma Pharmaceuticals PLC(a)	230,689
4,200	Hisamitsu Pharmaceutical Co Inc(a)	240,461
278,400	Hutchison Port Holdings Trust(a)	115,553
5,505	ICA Gruppen AB(a)(b)	187,764
62,354	Imperial Tobacco Group PLC(a)	3,021,506
10,567	Intertek Group PLC(a)	520,004
10,848	ISS A/S(a)	410,106
89,073	J Sainsbury PLC(a)(b)	294,914
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
69,700	Japan Tobacco Inc(a)	$ 2,268,565
15,529	Jeronimo Martins SGPS SA(a)	277,493
32,600	Kao Corp(a)	1,790,280
10,223	Kerry Group PLC Class A	803,767
10,000	Kikkoman Corp(a)	298,866
53,400	Kirin Holdings Co Ltd(a)	1,010,132
84,381	Koninklijke Ahold NV(a)(c)	1,803,213
1,900	Kose Corp(a)	172,674
17,600	Kyowa Hakko Kirin Co Ltd(a)	279,665
71	Lindt & Sprungli AG(a)	827,008
16,000	Lion Corp(a)	288,353
16,473	L'Oreal SA(a)	3,168,387
24,750	Marine Harvest ASA(a)	377,546
23,927	Mediclinic International PLC(a)(b)	214,309
11,100	Medipal Holdings Corp(a)	174,405
7,500	MEIJI Holdings Co Ltd(a)	625,833
8,363	Merck KGaA(a)	952,994
11,828	Metro AG(a)	377,936
3,200	Miraca Holdings Inc(a)	146,932
14,100	Mitsubishi Tanabe Pharma Corp(a)	294,395
202,426	Nestle SA(a)	15,536,554
12,000	NH Foods Ltd(a)	322,374
13,425	Nisshin Seifun Group Inc(a)	200,704
3,800	Nissin Foods Holdings Co Ltd(a)	211,107
145,241	Novartis AG(a)	10,785,243
124,353	Novo Nordisk A/S Class B(a)	4,270,149
19,100	Olympus Corp(a)	737,195
27,500	Ono Pharmaceutical Co Ltd(a)	570,289
6,982	Orion Oyj Class B(a)	364,213
54,572	Orkla ASA(a)	488,861
25,900	Otsuka Holdings Co Ltd(a)	1,172,247
6,600	Park24 Co Ltd(a)	173,410
14,062	Pernod Ricard SA(a)	1,662,425
6,000	Pola Orbis Holdings Inc(a)	144,975
14,729	Qiagen NV	426,921
9,057	Ramsay Health Care Ltd(a)	483,483
7,585	Randstad Holding NV(a)(b)	437,261
40,996	Reckitt Benckiser Group PLC(a)	3,742,072
23,500	Recruit Holdings Co Ltd(a)	1,201,921
64,892	RELX NV(a)	1,203,854
72,010	RELX PLC(a)	1,408,918
1,482	Remy Cointreau SA(a)	144,985
45,696	Roche Holding AG(a)	11,686,007
24,649	Ryman Healthcare Ltd(a)	145,248
75,480	Sanofi (a)	6,823,057
24,600	Santen Pharmaceutical Co Ltd(a)	357,319
13,500	Secom Co Ltd(a)	970,075
21,452	Securitas AB Class B(a)	334,892
48,900	Seven & i Holdings Co Ltd(a)	1,920,970
359	SGS SA(a)	765,610
16,000	Shimadzu Corp(a)	254,636
19,200	Shionogi & Co Ltd(a)	993,938
59,258	Shire PLC(a)	3,452,414
24,900	Shiseido Co Ltd(a)	655,385
58,849	Smith & Nephew PLC(a)	895,284
1,841	Societe BIC SA(a)	229,363

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,600	Sohgo Security Services Co Ltd(a)	$ 172,305
25,551	Sonic Healthcare Ltd(a)	431,670
3,609	Sonova Holding AG(a)	500,623
10,700	Sumitomo Dainippon Pharma Co Ltd(a)	177,057
9,100	Suntory Beverage & Food Ltd(a)	384,432
5,160	Suzuken Co Ltd(a)	169,564
39,340	Svenska Cellulosa AB SCA Class B(a)	1,267,783
12,116	Swedish Match AB(a)	393,756
10,100	Sysmex Corp(a)	614,496
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	179,132
46,200	Takeda Pharmaceutical Co Ltd(a)	2,174,964
977	Taro Pharmaceutical Industries Ltd(b)(c)	113,938
32,585	Tate & Lyle PLC(a)	312,045
21,700	Terumo Corp(a)	754,358
528,697	Tesco PLC(a)(c)	1,230,136
59,940	Teva Pharmaceutical Industries Ltd Sponsored ADR	1,923,475
33,000	Toppan Printing Co Ltd(a)	337,298
6,200	Toyo Suisan Kaisha Ltd(a)	231,305
134,601	Transurban Group(a)	1,199,821
46,950	Treasury Wine Estates Ltd(a)	438,590
8,376	UCB SA(a)	649,713
26,200	Unicharm Corp(a)	629,653
106,533	Unilever NV	5,292,669
82,772	Unilever PLC(a)	4,082,389
74,402	Wesfarmers Ltd(a)	2,561,509
544,500	WH Group Ltd(a)(d)	469,534
8,765	William Demant Holding A/S(a)(c)	183,161
120,900	Wilmar International Ltd(a)	305,093
138,227	WM Morrison Supermarkets PLC(a)	415,790
84,566	Woolworths Ltd(a)	1,712,124
5,600	Yakult Honsha Co Ltd(a)(b)	311,666
8,000	Yamazaki Baking Co Ltd(a)	164,717
		199,807,498
Diversified — 0.74%
357	Bollore SA	1,356
62,450	Bollore SA(a)	241,724
175,424	CK Hutchison Holdings Ltd(a)	2,159,809
11,639	Industrivarden AB Class C(a)	251,865
15,779	Jardine Matheson Holdings Ltd(a)	1,013,641
15,000	Jardine Strategic Holdings Ltd	627,225
92,000	Keppel Corp Ltd(a)	456,340
109,723	NWS Holdings Ltd(a)	200,325
36,500	Swire Pacific Ltd Class A(a)	364,828
1,992	Wendel SA(a)	252,242
Shares		Fair Value
Diversified — (continued)
87,300	Wharf Holdings Ltd(a)	$ 750,259
		6,319,614
Energy — 4.98%
72,879	APA Group(a)	498,807
1,233,134	BP PLC(a)	7,097,273
16,543	Caltex Australia Ltd(a)	372,741
5,727	DCC PLC(a)	428,972
165,582	Eni SpA(a)	2,711,131
29,829	Galp Energia SGPS SA(a)	452,429
6,500	Idemitsu Kosan Co Ltd(a)	226,260
9,200	Innogy SE(a)(d)	346,726
62,100	Inpex Corp(a)	612,366
193,550	JX Holdings Inc(a)	952,953
4,454	Koninklijke Vopak NV(a)	193,982
11,956	Lundin Petroleum AB(a)(c)	242,661
8,403	Neste OYJ(a)	328,582
91,313	Oil Search Ltd(a)	503,450
10,131	OMV AG(a)	399,257
14,456	Petrofac Ltd(a)(b)	166,895
74,886	Repsol SA(a)	1,160,209
284,216	Royal Dutch Shell PLC Class A(a)	7,489,649
243,614	Royal Dutch Shell PLC Class B(a)	6,695,261
399,074	Saipem SpA(a)(c)	181,260
108,531	Santos Ltd(a)(c)	314,948
10,500	Showa Shell Sekiyu KK(a)	106,560
73,233	Statoil ASA(a)	1,258,769
149,905	Total SA(a)	7,579,731
14,103	Vestas Wind Systems A/S(a)	1,147,141
49,669	Woodside Petroleum Ltd(a)	1,216,810
		42,684,823
Financial — 24.26%
64,584	3i Group PLC(a)	605,977
54,569	Aberdeen Asset Management PLC(a)	181,012
18,203	ABN AMRO Group NV(a)(d)	441,398
25,100	Acom Co Ltd(a)(c)	100,469
13,327	Admiral Group PLC(a)	331,900
118,264	Aegon NV(a)	602,421
7,200	AEON Financial Service Co Ltd(a)	135,950
6,710	Aeon Mall Co Ltd(a)	105,870
13,390	Ageas (a)	522,891
788,200	AIA Group Ltd(a)	4,975,085
29,858	Allianz SE(a)	5,537,073
190,709	AMP Ltd(a)	754,469
80,000	Aozora Bank Ltd(a)	295,337
132,975	Ascendas REIT(a)	239,458
76,131	Assicurazioni Generali SpA(a)	1,207,909
12,855	ASX Ltd(a)	495,756
190,405	Australia & New Zealand Banking Group Ltd(a)	4,623,164
263,452	Aviva PLC(a)	1,756,376
126,149	AXA SA(a)	3,259,169
3,061	Azrieli Group(b)	162,660

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,285	Baloise Holding AG(a)	$ 451,399
428,347	Banco Bilbao Vizcaya Argentaria SA(a)	3,325,125
336,729	Banco de Sabadell SA(a)	616,980
106,001	Banco Espirito Santo SA(a)(c)	36
209,605	Banco Popular Espanol SA(a)(b)(c)	203,254
947,349	Banco Santander SA(a)	5,799,034
70,173	Bank Hapoalim BM	427,647
89,582	Bank Leumi Le-Israel BM(c)	395,485
77,790	Bank of East Asia Ltd(a)(b)(c)	321,844
1,794,615	Bank of Ireland(a)(c)	448,929
19,000	Bank of Kyoto Ltd(a)	138,683
25,220	Bank of Queensland Ltd(a)	234,120
306,844	Bankia SA(a)(b)	349,281
45,336	Bankinter SA(a)	380,152
1,102,092	Barclays PLC(a)	3,110,268
28,426	Bendigo & Adelaide Bank Ltd(a)	263,363
68,432	BNP Paribas SA(a)	4,553,757
245,000	BOC Hong Kong Holdings Ltd(a)	1,001,394
63,386	British Land Co PLC REIT(a)	484,130
236,747	CaixaBank SA(a)	1,017,893
146,200	CapitaLand Commercial Trust REIT(a)	161,425
176,600	CapitaLand Ltd(a)	458,388
151,900	CapitaLand Mall Trust REIT(a)	213,866
35,861	Challenger Ltd(a)	343,709
176,924	Cheung Kong Property Holdings Ltd(a)	1,193,499
44,000	Chiba Bank Ltd(a)	283,125
11,700	Chugoku Bank Ltd(a)	170,757
12,603	CNP Assurances(a)	256,288
67,479	Commerzbank AG(a)	611,383
112,080	Commonwealth Bank of Australia(a)	7,349,655
79,100	Concordia Financial Group Ltd(a)	366,716
68,577	Credit Agricole SA(a)	926,936
11,100	Credit Saison Co Ltd(a)	198,923
126,975	Credit Suisse Group AG(a)	1,889,213
70,700	Dai-ichi Life Insurance Co Ltd(a)	1,265,487
4,700	Daito Trust Construction Co Ltd(a)	646,234
80	Daiwa House REIT Investment Corp(a)	208,334
108,000	Daiwa Securities Group Inc(a)	658,960
45,358	Danske Bank A/S(a)(c)	1,546,523
115,878	DBS Group Holdings Ltd(a)	1,605,130
91,998	Deutsche Bank AG(b)(c)	219,842
88,553	Deutsche Bank AG(a)(b)(c)	1,522,320
12,446	Deutsche Boerse AG(c)	1,140,664
22,563	Deutsche Wohnen AG(a)	743,035
66,222	Dexus Property Group REIT(a)	494,254
90,876	Direct Line Insurance Group PLC(a)	397,036
63,131	DNB ASA(a)	1,002,430
18,603	Erste Group Bank AG(a)	605,751
2,707	Eurazeo SA(a)	178,092
7,453	EXOR NV(a)	385,380
Shares		Fair Value
Financial — (continued)
2,192	Fonciere Des Regions REIT(a)	$ 182,752
46,000	Fukuoka Financial Group Inc(a)	199,812
2,676	Gecina SA(a)	362,837
12,726	Gjensidige Forsikring ASA(a)	193,869
173,000	Global Logistic Properties Ltd(a)	343,782
115,026	Goodman Group REIT(a)	680,078
119,138	GPT Group REIT(a)	468,886
5,296	Groupe Bruxelles Lambert SA(a)	480,631
25,000	Hachijuni Bank Ltd(a)	141,066
51,778	Hammerson PLC REIT(a)	369,907
58,000	Hang Lung Group Ltd(a)	247,393
140,000	Hang Lung Properties Ltd(a)	363,954
49,300	Hang Seng Bank Ltd(a)	1,000,123
4,074	Hannover Rueck SE(a)	469,455
17,506	Hargreaves Lansdown PLC(a)	284,938
74,824	Henderson Land Development Co Ltd(a)	463,954
31,000	Hiroshima Bank Ltd(a)	131,850
76,715	Hong Kong Exchanges & Clearing Ltd(a)	1,935,823
76,100	Hongkong Land Holdings Ltd(a)	584,847
1,288,141	HSBC Holdings PLC(a)	10,505,533
18,300	Hulic Co Ltd(a)	172,737
40,000	Hysan Development Co Ltd(a)	181,474
2,236	ICADE REIT(a)	163,564
252,243	ING Groep NV(a)	3,809,958
157,567	Insurance Australia Group Ltd(a)	728,060
59,822	Intesa Sanpaolo RNC(a)(b)(c)	152,157
829,025	Intesa Sanpaolo SpA(a)	2,255,042
64,971	Intu Properties PLC REIT(a)	227,223
42,339	Investec PLC(a)	288,438
29,846	Investor AB Class B(a)	1,254,933
34,800	Japan Exchange Group Inc(a)	496,398
25,900	Japan Post Bank Co Ltd(a)	321,571
28,500	Japan Post Holdings Co Ltd(a)	358,391
57	Japan Prime Realty Investment Corp REIT(a)	221,122
84	Japan Real Estate Investment Corp REIT(a)	445,913
171	Japan Retail Fund Investment Corp REIT(a)	335,628
14,886	Julius Baer Group Ltd(a)	743,646
16,162	KBC Groep NV(a)	1,071,430
47,500	Kerry Properties Ltd(a)	164,761
16,220	Kinnevik AB Class B(a)	432,364
14,258	Klepierre REIT(a)	553,933
20,000	Kyushu Financial Group Inc(a)	122,496
51,053	Land Securities Group PLC REIT(a)	677,406
2,488	LE Lundbergforetagen AB Class B(a)	168,630
385,838	Legal & General Group PLC(a)	1,194,239
146,000	Link REIT(a)	1,023,278
4,177,862	Lloyds Banking Group PLC(a)	3,474,119
20,534	London Stock Exchange Group PLC(a)	816,674
19,867	Macquarie Group Ltd(a)	1,368,771
72,881	Mapfre SA(a)	249,626
52,650	Mebuki Financial Group Inc(a)	210,390

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
178,708	Medibank Private Ltd(a)	$ 384,918
36,406	Mediobanca SpA(a)	328,248
250,802	Mirvac Group REIT(a)	419,597
82,000	Mitsubishi Estate Co Ltd(a)	1,494,587
823,600	Mitsubishi UFJ Financial Group Inc(a)	5,187,995
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)	159,418
59,000	Mitsui Fudosan Co Ltd(a)	1,259,757
8,477	Mizrahi Tefahot Bank Ltd	143,682
1,561,800	Mizuho Financial Group Inc(a)	2,866,804
32,800	MS&AD Insurance Group Holdings Inc(a)	1,047,652
10,609	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	2,076,743
172,639	National Australia Bank Ltd(a)	4,395,799
62,424	Natixis SA(a)	384,294
367,544	New World Development Co Ltd(a)	452,879
91	Nippon Building Fund Inc REIT(a)	498,852
110	Nippon Prologis REIT Inc(a)	238,446
21,552	NN Group NV(a)	699,949
237,800	Nomura Holdings Inc(a)	1,472,063
8,400	Nomura Real Estate Holdings Inc(a)	134,049
231	Nomura Real Estate Master Fund Inc REIT(a)	359,276
198,355	Nordea Bank AB(a)	2,263,000
321,783	Old Mutual PLC(a)	809,418
85,400	ORIX Corp(a)	1,267,553
206,666	Oversea-Chinese Banking Corp Ltd(a)	1,435,505
2,065	Pargesa Holding SA(a)	145,954
1,137	Partners Group Holding AG(a)	611,039
33,799	Poste Italiane SpA(a)(d)	225,130
9,875	Provident Financial PLC(a)	370,918
167,746	Prudential PLC(a)	3,542,291
88,667	QBE Insurance Group Ltd(a)	872,912
7,232	Raiffeisen Bank International AG(a)(c)	163,095
3,507	REA Group Ltd(a)(b)	159,036
145,300	Resona Holdings Inc(a)	781,115
227,908	Royal Bank of Scotland Group PLC(a)(c)	690,787
67,402	RSA Insurance Group PLC(a)	494,571
29,078	Sampo OYJ Class A(a)	1,379,778
344,212	Scentre Group REIT(a)	1,128,442
8,153	Schroders PLC(a)	309,318
11,012	SCOR SE(a)	416,178
62,780	Segro PLC REIT(a)	358,857
36,500	Seven Bank Ltd(a)(b)	119,531
127,000	Shinsei Bank Ltd(a)	234,013
37,000	Shizuoka Bank Ltd(a)	301,731
55,000	Singapore Exchange Ltd(a)	302,742
208,827	Sino Land Co Ltd(a)	366,208
99,905	Skandinaviska Enskilda Banken AB(a)	1,110,157
49,902	Societe Generale SA Class A(a)	2,528,309
Shares		Fair Value
Financial — (continued)
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	$ 843,147
11,100	Sony Financial Holdings Inc(a)	178,262
33,704	St James's Place PLC(a)	448,209
216,524	Standard Chartered PLC(a)(c)	2,070,761
127,743	Standard Life PLC(a)	567,830
158,195	Stockland (a)	560,968
87,400	Sumitomo Mitsui Financial Group Inc(a)	3,181,252
21,486	Sumitomo Mitsui Trust Holdings Inc(a)	744,531
23,000	Sumitomo Realty & Development Co Ltd(a)	597,366
94,000	Sun Hung Kai Properties Ltd(a)	1,381,824
83,143	Suncorp Group Ltd(a)	839,038
158,100	Suntec REIT(a)	202,381
11,100	Suruga Bank Ltd(a)	234,291
97,114	Svenska Handelsbanken AB Class A(a)	1,330,856
58,999	Swedbank AB Class A(a)	1,365,145
81,600	Swire Properties Ltd(a)	261,526
2,041	Swiss Life Holding AG(a)	658,147
4,806	Swiss Prime Site AG(a)	423,160
20,996	Swiss Re AG(a)	1,885,779
38,200	T&D Holdings Inc(a)	553,695
44,300	Tokio Marine Holdings Inc(a)	1,872,311
13,000	Tokyo Tatemono Co Ltd(a)	171,880
31,400	Tokyu Fudosan Holdings Corp(a)	170,910
6,902	Tryg A/S(a)	125,142
238,459	UBS Group AG(a)	3,811,675
6,520	Unibail-Rodamco SE REIT(a)	1,520,278
123,532	UniCredit SpA(a)(c)	1,904,291
68,421	UnipolSai SpA(a)	151,137
86,061	United Overseas Bank Ltd(a)	1,359,357
186	United Urban Investment Corp REIT(a)	285,934
30,500	UOL Group Ltd(a)	151,937
214,476	Vicinity Centres REIT(a)	463,917
30,494	Vonovia SE(a)	1,074,364
131,789	Westfield Corp REIT(a)	893,997
217,636	Westpac Banking Corp(a)	5,817,922
53,000	Wheelock & Co Ltd(a)	419,246
88,589	Worldpay Group PLC(a)(d)	327,477
13,000	Yamaguchi Financial Group Inc(a)	141,020
9,796	Zurich Insurance Group AG(a)	2,614,167
		207,994,061
Industrial — 12.50%
123,457	ABB Ltd(a)	2,889,573
12,900	ACS Actividades de Construccion y Servicios SA(a)	438,506
4,520	Aena SA(a)(d)	714,431
2,002	Aeroports de Paris(a)	247,339
37,699	Airbus Group SE(a)	2,875,001
20,298	Alfa Laval AB(a)	382,573
12,400	Alps Electric Co Ltd(a)	351,598
10,286	Alstom SA(a)(c)	307,078

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
21,500	Amada Holdings Co Ltd(a)	$ 246,111
77,394	Amcor Ltd(a)	890,216
4,766	Andritz AG(a)	238,364
253	AP Moeller - Maersk A/S Class A(a)	407,734
409	AP Moeller - Maersk A/S Class B(a)	677,440
65,000	Asahi Glass Co Ltd(a)	527,382
61,801	Assa Abloy AB Class B(a)	1,270,486
43,789	Atlas Copco AB Class A(a)	1,543,522
26,019	Atlas Copco AB Class B(a)	826,514
59,546	Auckland International Airport Ltd(a)	281,955
130,723	Aurizon Holdings Ltd(a)	524,190
209,854	BAE Systems PLC(a)	1,687,628
65,599	Boral Ltd(a)	292,453
5,998	Boskalis Westminster NV(a)	206,647
13,994	Bouygues SA(a)	568,786
15,700	Brother Industries Ltd(a)	328,321
14,900	Casio Computer Co Ltd(a)(b)	207,736
9,400	Central Japan Railway Co(a)	1,535,395
44,000	Cheung Kong Infrastructure Holdings Ltd(a)	345,543
31,582	Cie de Saint-Gobain(a)	1,620,377
6,876	CIMIC Group Ltd(a)	188,668
65,991	CNH Industrial NV(a)	635,171
119,538	Cobham PLC(a)(b)	199,144
151,100	ComfortDelGro Corp Ltd(a)	276,582
54,481	CRH PLC(a)	1,919,869
15,300	Daikin Industries Ltd(a)	1,542,825
149	Dassault Aviation SA(a)	189,226
62,905	Deutsche Post AG(a)	2,152,838
12,705	DSV A/S(a)	657,143
21,500	East Japan Railway Co(a)	1,877,413
3,704	Eiffage SA(a)	289,874
1,539	Elbit Systems Ltd	176,035
12,700	FANUC Corp(a)	2,614,566
32,067	Ferrovial SA(a)(b)	640,938
26,809	Finmeccanica SpA(a)(c)	380,167
46,330	Fletcher Building Ltd(a)	269,898
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	169,064
32,000	Fuji Electric Co Ltd(a)	190,564
29,100	FUJIFILM Holdings Corp(a)	1,140,658
12,238	GEA Group AG(a)	519,915
2,311	Geberit AG(a)	995,835
30,954	Groupe Eurotunnel SE(a)	311,149
8,900	Hamamatsu Photonics KK(a)	256,877
15,600	Hankyu Hanshin Holdings Inc(a)	509,043
9,222	HeidelbergCement AG(a)	863,626
17,149	Hexagon AB Class B(a)	688,271
1,980	Hirose Electric Co Ltd(a)	274,309
7,600	Hitachi Construction Machinery Co Ltd(a)	190,169
4,600	Hitachi High-Technologies Corp(a)	187,908
314,000	Hitachi Ltd(a)	1,704,942
1,345	HOCHTIEF AG(a)	222,273
29,459	Holcim Ltd(a)	1,738,064
24,200	Hoya Corp(a)	1,169,121
Shares		Fair Value
Industrial — (continued)
29,112	Husqvarna AB Class B(a)	$ 255,246
95,000	IHI Corp(a)(c)	300,503
2,215	Imerys SA(a)	187,859
18,204	IMI PLC(a)	272,124
28,568	James Hardie Industries PLC(a)	448,842
3,100	Japan Airport Terminal Co Ltd(a)	108,148
14,000	JGC Corp(a)	243,817
59,000	Kajima Corp(a)	385,922
15,000	Kamigumi Co Ltd(a)	129,997
97,000	Kawasaki Heavy Industries Ltd(a)	294,671
33,000	Keihan Electric Railway Co Ltd(a)	202,155
30,000	Keikyu Corp(a)	330,024
37,000	Keio Corp(a)	293,943
9,500	Keisei Electric Railway Co Ltd(a)	221,121
6,380	Keyence Corp(a)	2,559,482
118,000	Kintetsu Group Holdings Co Ltd(a)	426,610
60,500	Komatsu Ltd(a)	1,584,693
22,092	Kone OYJ Class B(a)	970,469
30,000	Konica Minolta Inc(a)	269,088
60,317	Koninklijke Philips NV(a)	1,937,646
68,300	Kubota Corp(a)	1,029,518
3,526	Kuehne + Nagel International AG(a)	497,883
7,500	Kurita Water Industries Ltd(a)	182,119
20,900	Kyocera Corp(a)	1,167,628
17,540	Legrand SA(a)	1,055,869
37,386	Lend Lease Group(a)	444,648
17,600	LIXIL Group Corp(a)	447,315
3,300	Mabuchi Motor Co Ltd(a)	186,281
14,600	Makita Corp(a)	512,048
2,533	MAN SE Class A(a)	261,096
4,000	Maruichi Steel Tube Ltd(a)	114,153
53,087	Meggitt PLC(a)	296,226
7,962	Metso OYJ(a)(c)	240,941
21,100	Minebea Co Ltd(a)	282,112
18,000	MISUMI Group Inc(a)	326,778
125,000	Mitsubishi Electric Corp(a)	1,801,038
209,000	Mitsubishi Heavy Industries Ltd(a)	840,965
71,000	Mitsui OSK Lines Ltd(a)	223,129
94,065	MTR Corp Ltd(a)	528,496
12,500	Murata Manufacturing Co Ltd(a)	1,780,820
7,900	Nabtesco Corp(a)	210,221
59,000	Nagoya Railroad Co Ltd(a)(b)	266,071
168,000	NEC Corp(a)(b)	405,563
15,500	Nidec Corp(a)	1,480,321
21,700	Nikon Corp(a)	315,341
26,000	Nippon Electric Glass Co Ltd(a)	157,500
53,000	Nippon Express Co Ltd(a)	272,806
98,000	Nippon Yusen KK(a)(c)	206,900
28,700	NSK Ltd(a)	411,137
42,600	Obayashi Corp(a)	399,452
18,500	Odakyu Electric Railway Co Ltd(a)(b)	360,798
12,900	Omron Corp(a)	566,811
24,040	Orica Ltd(a)	323,127

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
5,744	OSRAM Licht AG(a)	$ 360,215
12,458	Prysmian SpA(a)	329,358
2,300	Rinnai Corp(a)	183,223
122,227	Rolls-Royce Holdings PLC(a)	1,153,918
61,769	Royal Mail PLC(a)	329,138
20,266	Safran SA(a)	1,512,536
70,408	Sandvik AB(a)	1,051,681
44,200	SATS Ltd(a)	154,195
3,749	Schindler Holding AG(a)	720,085
36,910	Schneider Electric SE(a)	2,711,740
11,100	Seibu Holdings Inc(a)	183,614
69,000	Sembcorp Industries Ltd(a)	156,803
35,000	Shimizu Corp Class A(a)	314,294
49,757	Siemens AG(a)	6,815,348
140	Sika AG(a)	839,680
95,600	Singapore Technologies Engineering Ltd(a)	254,900
21,783	Skanska AB Class B(a)	512,671
26,830	SKF AB Class B(a)	530,577
3,700	SMC Corp(a)	1,096,919
24,484	Smiths Group PLC(a)	497,169
37,000	Sumitomo Heavy Industries Ltd(a)	258,677
72,922	Sydney Airport(a)	377,063
82,000	Taiheiyo Cement Corp(a)	275,166
69,000	Taisei Corp(a)	504,606
91,000	Techtronic Industries Co Ltd(a)	368,394
31,156	Tenaris SA(a)	538,763
6,624	Thales SA(a)	639,855
7,700	THK Co Ltd(a)	194,244
61,000	Tobu Railway Co Ltd(a)	309,814
68,000	Tokyu Corp(a)	483,149
263,000	Toshiba Corp(a)(c)	566,902
9,600	TOTO Ltd(a)	363,161
11,100	Toyo Seikan Group Holdings Ltd(a)	180,625
33,087	Vinci SA(a)	2,627,402
9,703	Wartsila OYJ Abp(a)	518,753
14,970	Weir Group PLC(a)	359,918
10,900	West Japan Railway Co(a)	710,829
23,900	Yamato Holdings Co Ltd(a)	500,807
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	116,177
15,600	Yaskawa Electric Corp(a)	314,158
14,300	Yokogawa Electric Corp(a)	225,523
10,377	Zardoya Otis SA(a)	95,823
13,013	Zodiac Aerospace(a)	325,280
		107,155,668
Technology — 3.22%
28,360	Amadeus IT Holding SA Class A(a)	1,436,966
16,900	ASM Pacific Technology Ltd	229,856
24,329	ASML Holding NV(a)	3,228,295
5,818	Atos SE(a)	718,994
69,400	Canon Inc(a)	2,167,269
10,490	Cap Gemini SA(a)	968,289
8,443	Check Point Software Technologies Ltd(c)	866,758
28,883	Computershare Ltd(a)	310,200
Shares		Fair Value
Technology — (continued)
8,459	Dassault Systemes(a)	$ 731,636
6,900	DeNA Co Ltd(a)	140,471
122,000	Fujitsu Ltd(a)	748,883
4,991	Gemalto NV(a)	278,429
73,392	Infineon Technologies AG(a)	1,502,143
3,654	Ingenico Group(a)	344,633
6,300	Konami Corp(a)	267,589
11,300	Nexon Co Ltd(a)	179,695
8,723	Nomura Research Institute Ltd(a)	321,572
8,500	NTT Data Corp(a)	403,636
19,163	NXP Semiconductors NV(c)	1,983,370
4,100	Obic Co Ltd(a)	195,876
2,600	Oracle Corp Japan(a)	149,056
3,600	Otsuka Corp(a)	195,607
43,500	Ricoh Co Ltd(a)	358,832
6,000	Rohm Co Ltd(a)	399,450
73,233	Sage Group PLC(a)	578,040
63,923	SAP SE(a)	6,271,376
18,000	Seiko Epson Corp(a)	379,781
37,831	STMicroelectronics NV(a)	582,131
8,100	TDK Corp(a)	514,309
10,300	Tokyo Electron Ltd(a)	1,127,607
		27,580,749
Utilities — 3.40%
43,453	AGL Energy Ltd(a)	875,278
114,571	AusNet Services(a)	147,485
353,654	Centrica PLC(a)	962,550
43,800	Chubu Electric Power Co Inc(a)	588,363
19,100	Chugoku Electric Power Co Inc(a)(b)	211,910
106,000	CLP Holdings Ltd(a)	1,109,659
43,089	Contact Energy Ltd(a)	152,789
9,505	DONG Energy A/S(a)(d)	366,025
144,402	Duet Group(a)	307,735
133,732	E.ON SE(a)	1,063,187
157,939	EDP - Energias de Portugal SA(a)	534,019
8,900	Electric Power Development Co Ltd(a)	209,141
22,629	Electricite de France SA(a)	190,138
14,959	Enagas SA(a)	388,090
21,377	Endesa SA(a)	501,711
495,913	Enel SpA(a)	2,333,509
29,165	Fortum OYJ(a)(c)	461,627
23,515	Gas Natural SDG SA(a)(b)	514,363
103,732	GDF Suez(a)	1,465,906
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	164,973
10,700	Hokuriku Electric Power Co(a)(b)	104,087
488,297	Hong Kong & China Gas Co Ltd(a)	976,939
359,484	Iberdrola SA(a)	2,568,481
46,300	Kansai Electric Power Co Inc(a)	569,708
27,400	Kyushu Electric Power Co Inc(a)	292,797
77,682	Meridian Energy Ltd(a)	152,438
49,395	Mighty River Power Ltd	109,072

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
244,780	National Grid PLC(a)	$ 3,104,058
111,397	Origin Energy Ltd(a)(c)	599,225
123,000	Osaka Gas Co Ltd(a)	468,997
89,500	Power Assets Holdings Ltd(a)	772,011
29,291	Red Electrica Corp SA(a)	561,640
32,117	RWE AG(a)(c)	532,243
15,776	Severn Trent PLC(a)	470,385
158,505	Snam SpA(a)	685,051
65,443	SSE PLC(a)	1,208,635
22,218	Suez Environnement Co(a)	350,647
101,648	Terna Rete Elettrica Nazionale SpA(a)	503,918
26,000	Toho Gas Co Ltd(a)	184,409
23,900	Tohoku Electric Power Co Inc(a)	324,653
97,400	Tokyo Electric Power Co Inc(a)(c)	381,788
131,000	Tokyo Gas Co Ltd(a)	598,290
45,324	United Utilities Group PLC(a)	564,043
29,690	Veolia Environnement SA(a)	556,745
		29,188,718
TOTAL COMMON STOCK — 98.37% (Cost $778,795,212)		$843,421,927
PREFERRED STOCK
Consumer, Cyclical — 0.24%
3,860	Bayerische Motoren Werke AG(a)	303,627
12,025	Volkswagen AG(a)	1,753,017
		2,056,644
Consumer, Non-Cyclical — 0.17%
11,768	Henkel AG & Co KGaA(a)	1,508,370
TOTAL PREFERRED STOCK — 0.41% (Cost $3,583,292)		$ 3,565,014
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.05%
$ 450,000	Federal Home Loan Bank 0.51%, 04/03/2017	$ 449,987
Repurchase Agreements — 1.60%
3,249,662	Undivided interest of 2.74% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $3,249,662 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(e)	3,249,662
3,249,662	Undivided interest of 2.75% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $3,249,662 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(e)	3,249,662
683,844	Undivided interest of 2.82% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $683,844 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(e)	683,844
3,249,662	Undivided interest of 3.58% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $3,249,662 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(e)	3,249,662

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,249,662	Undivided interest of 8.93% in a repurchase agreement (principal amount/value $36,400,340 with a maturity value of $36,402,736) with Barclays Capital Inc, 0.79%, dated 3/31/17 to be repurchased at $3,249,662 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 10/15/17 - 2/15/46, with a value of $37,128,361.(e)	$ 3,249,662
		13,682,492
SHORT TERM INVESTMENTS — 1.65% (Cost $14,132,479)		$ 14,132,479
TOTAL INVESTMENTS — 100.43% (Cost $796,510,983)		$861,119,420
OTHER ASSETS & LIABILITIES, NET — (0.43)%		$ (3,714,592)
TOTAL NET ASSETS — 100.00%		$857,404,828
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $3,734,611 and $4,219,956, respectively, representing 0.49% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long	116	USD	10,335,600	June 2017	$65,601
At March 31, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	842,480	CHF	850,000	June 2017	$(10,117)
MEL	USD	320,160	EUR	300,000	April 2017	62
MEL	USD	512,970	GBP	416,385	April 2017	(8,807)
MEL	USD	137,855	JPY	15,290,749	May 2017	212
MEL	USD	1,446,273	JPY	160,236,584	June 2017	2,191
MEL	USD	11,797	JPY	1,309,907	April 2017	18
					Net Depreciation	$(16,441)
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of March 31, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$198,687,107	23.07%
United Kingdom	133,002,492	15.45
France	83,791,000	9.73
Germany	79,377,474	9.22
Switzerland	78,846,629	9.16
Australia	64,885,543	7.53
Netherlands	37,193,719	4.32
Hong Kong	29,750,161	3.45
Spain	28,148,544	3.27
Sweden	24,171,704	2.81
Italy	16,168,168	1.88
United States	14,835,384	1.72
Denmark	13,871,962	1.61
Singapore	11,102,070	1.29
Belgium	9,843,308	1.14
Ireland	9,482,938	1.10
Finland	8,148,722	0.95
Israel	5,678,672	0.66
Norway	5,377,808	0.62
Luxembourg	2,869,479	0.33
Austria	1,703,593	0.20
New Zealand	1,421,212	0.17
Portugal	1,263,977	0.15
South Africa	1,099,800	0.13
Mexico	281,777	0.03
China	116,177	0.01
Total	$861,119,420	100.00%
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 15,603,176	$ 827,818,751	$ —	$ 843,421,927
Preferred Stock	—	3,565,014	—	3,565,014
Short Term Investments	—	14,132,479	—	14,132,479
Total investments, at fair value:	15,603,176	845,516,244	0	861,119,420
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,483	—	2,483
Futures Contracts(a)	65,601	—	—	65,601
Total Assets	$ 15,668,777	$ 845,518,727	$ —	$ 861,187,504
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (18,924)	$ —	$ (18,924)
Total Liabilities	$ —	$ (18,924)	$ —	$ (18,924)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2017, the following transfers between levels were recognized between valuation levels.

March 31, 2017

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	—	$230,661
Consumer, Cyclical	$170,642	—
Consumer, Non-cyclical	5,430,457	5,597,200
Energy	346,726	—
Financial	553,378	1,140,664
Industrial	154,195	—
Technology	—	229,857
Utilities	—	109,072
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$802,448,648
Gross unrealized appreciation on investments	137,131,837
Gross unrealized depreciation on investments	(78,461,065)
Net unrealized appreciation on investments	$58,670,772
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 212 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $968,294 in forward contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.04%
43,200	Chemours Co	$ 1,663,200
132,400	Cliffs Natural Resources Inc(a)(b)	1,087,004
2,500	Innophos Holdings Inc	134,925
13,000	Koppers Holdings Inc(a)	550,550
5,600	Mercer International Inc	65,520
10,300	Omnova Solutions Inc(a)	101,970
46,800	Rayonier Advanced Materials Inc(b)	629,460
19,300	Shiloh Industries Inc(a)	263,059
		4,495,688
Communications — 3.90%
18,300	Black Box Corp	163,785
61,600	DHI Group Inc(a)	243,320
107,400	Extreme Networks Inc(a)	806,574
10,200	Leaf Group Ltd(a)	76,500
9,200	McClatchy Co Class A(a)	88,964
18,000	NETGEAR Inc(a)	891,900
7,400	PC-Tel Inc	52,688
9,100	Sohu.com Inc(a)	357,903
19,700	Sonus Networks Inc(a)	129,823
4,700	TechTarget Inc(a)	42,441
5,200	Travelzoo Inc(a)	50,180
		2,904,078
Consumer, Cyclical — 8.73%
27,300	Big 5 Sporting Goods Corp(b)	412,230
4,700	Big Lots Inc(b)	228,796
5,300	Children's Place Inc(b)	636,265
35,700	Commercial Vehicle Group Inc(a)	241,689
2,200	Cooper-Standard Holding Inc(a)	244,046
300	Copa Holdings SA Class A	33,675
28,800	Francesca's Holdings Corp(a)	442,080
7,800	Hawaiian Holdings Inc(a)	362,310
3,500	Johnson Outdoors Inc Class A	127,750
33,200	Meritor Inc(a)	568,716
13,500	PCM Inc(a)	378,675
7,200	Perry Ellis International Inc(a)	154,656
16,900	Rush Enterprises Inc Class A(a)	559,052
39,700	Spartan Motors Inc	317,600
2,500	Tailored Brands Inc	37,350
26,000	Taylor Morrison Home Corp Class A(a)(b)	554,320
4,400	Tilly's Inc Class A	39,688
24,400	Titan Machinery Inc(a)	374,296
5,700	Tower International Inc	154,470
30,300	Wabash National Corp(b)	626,907
		6,494,571
Consumer, Non-Cyclical — 16.51%
11,000	Alliance One International Inc(a)	141,350
52,500	ARC Document Solutions Inc(a)	181,125
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,400	BioSpecifics Technologies Corp(a)	$ 405,520
43,100	Cambium Learning Group Inc(a)	211,190
3,100	Care.com Inc(a)	38,781
12,100	Central Garden & Pet Co Class A(a)	420,112
7,500	ChemoCentryx Inc(a)	54,600
64,000	Corcept Therapeutics Inc(a)(b)	701,440
19,500	Cumberland Pharmaceuticals Inc(a)	135,330
2,600	Enanta Pharmaceuticals Inc(a)	80,080
27,500	Ennis Inc	467,500
33,500	Exelixis Inc(a)	725,945
16,600	Fresh Del Monte Produce Inc	983,218
24,200	Hackett Group Inc	471,658
800	Heska Corp(a)	83,984
12,100	HMS Holdings Corp(a)	245,993
6,800	INC Research Holdings Inc Class A(a)	311,780
33,100	Information Services Group Inc(a)	104,265
6,400	Insperity Inc	567,360
2,500	John B Sanfilippo & Son Inc	182,975
5,400	K12 Inc(a)	103,410
22,800	Lantheus Holdings Inc(a)	285,000
4,300	LeMaitre Vascular Inc	105,909
20,700	Momenta Pharmaceuticals Inc(a)	276,345
11,600	Neff Corp Class A(a)	225,620
23,300	Omega Protein Corp	467,165
118,000	PDL BioPharma Inc	267,860
48,700	Progenics Pharmaceuticals Inc(a)(b)	459,728
42,600	Quad Graphics Inc	1,075,224
3,400	REGENXBIO Inc(a)	65,620
15,000	Rent-A-Center Inc(b)	133,050
11,200	Repligen Corp(a)	394,240
27,600	RPX Corp(a)	331,200
14,700	Supernus Pharmaceuticals Inc(a)	460,110
8,400	Universal Corp	594,300
21,800	Xencor Inc(a)	521,456
		12,280,443
Energy — 6.74%
1,100	Adams Resources & Energy Inc	41,085
4,100	Archrock Inc	50,840
45,500	Atwood Oceanics Inc(a)(b)	433,615
84,500	Bill Barrett Corp(a)	384,475
49,100	California Resources Corp(a)(b)	738,464
69,800	Cloud Peak Energy Inc(a)	319,684
19,100	Contango Oil & Gas Co(a)	139,812
37,000	Evolution Petroleum Corp	296,000
12,700	Gulf Island Fabrication Inc	146,685
33,500	Hallador Energy Co	268,335
24,900	MRC Global Inc(a)	456,417
3,600	Panhandle Oil & Gas Inc Class A	69,120
10,300	Resolute Energy Corp(a)(b)	416,120

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Energy — (continued)
4,800	REX American Resources Corp(a)	$ 434,352
6,700	Rowan Cos PLC Class A(a)	104,386
20,200	Sanchez Energy Corp(a)(b)	192,708
12,800	SunCoke Energy Inc(a)	114,688
22,400	Westmoreland Coal Co(a)	325,248
8,800	Whiting Petroleum Corp(a)	83,248
		5,015,282
Financial — 38.65%
2,300	1st Source Corp	107,985
59,200	Acacia Research Corp(a)	340,400
16,300	AG Mortgage Investment Trust Inc REIT	294,215
12,200	Altisource Portfolio Solutions SA(a)(b)	448,960
49,400	Ambac Financial Group Inc(a)	931,684
8,600	American Assets Trust Inc REIT	359,824
113,500	Anworth Mortgage Asset Corp REIT	629,925
6,900	Ares Commercial Real Estate Corp REIT	92,322
43,000	ARMOUR Residential Inc REIT(b)	976,530
14,600	Assured Guaranty Ltd	541,806
23,500	Banco Latinoamericano de Comercio Exterior SA(b)	651,890
6,300	Bank of Hawaii Corp(b)	518,868
2,100	Bank of Marin Bancorp	135,135
1,200	Bankwell Financial Group Inc	41,268
24,800	Boston Private Financial Holdings Inc	406,720
2,700	C&F Financial Corp	125,010
18,200	Central Pacific Financial Corp	555,828
13,900	Central Valley Community Bancorp	284,950
3,000	Century Bancorp Inc Class A	182,475
23,300	Charter Financial Corp	458,311
27,600	Chimera Investment Corp REIT	556,968
3,500	Citizens & Northern Corp(b)	81,480
16,700	CoreCivic Inc REIT	524,714
7,600	CVB Financial Corp	167,884
17,900	CYS Investments Inc REIT(b)	142,305
31,100	Dime Community Bancshares Inc	631,330
7,300	EastGroup Properties Inc REIT	536,769
2,200	Enterprise Financial Services Corp	93,280
8,400	Equity LifeStyle Properties Inc REIT	647,304
10,100	Essent Group Ltd(a)	365,317
3,100	Financial Institutions Inc	102,145
5,400	First BanCorp(a)	30,510
15,200	First Busey Corp	446,880
1,400	First Business Financial Services Inc	36,344
7,500	First Defiance Financial Corp	371,325
20,700	First Interstate BancSystem Inc Class A(b)	820,755
13,300	First Merchants Corp	522,956
Shares		Fair Value
Financial — (continued)
8,800	First of Long Island Corp	$ 238,040
27,800	Flagstar Bancorp Inc(a)	783,682
11,400	Franklin Financial Network Inc(a)	441,750
9,300	Getty Realty Corp REIT	235,011
1,300	Hingham Institution for Savings	229,905
7,050	Horizon Bancorp	184,851
18,400	Impac Mortgage Holdings Inc(a)(b)	229,264
7,800	International FCStone Inc(a)	296,088
18,300	Lakeland Financial Corp	789,096
9,000	LendingClub Corp(a)(b)	49,410
31,200	Mack-Cali Realty Corp REIT	840,528
6,500	MainSource Financial Group Inc	214,045
1,900	Meta Financial Group Inc	168,150
25,200	MFA Financial Inc REIT	203,616
49,400	MGIC Investment Corp(a)	500,422
14,500	MTGE Investment Corp REIT	242,875
33,200	Navient Corp	490,032
2,300	Nelnet Inc Class A	100,878
4,500	Northrim BanCorp Inc	135,225
13,300	OFG Bancorp	156,940
27,800	OM Asset Management PLC	420,336
2,100	Oritani Financial Corp	35,700
25,500	PennyMac Financial Services Inc Class A(a)	434,775
24,600	Piedmont Office Realty Trust Inc REIT Class A	525,948
2,000	Preferred Bank	107,320
3,200	Prosperity Bancshares Inc	223,072
8,300	PS Business Parks Inc REIT	952,508
25,100	Radian Group Inc	450,796
9,500	Regional Management Corp(a)	184,585
3,400	Republic Bancorp Inc Class A	116,926
1,100	S&T Bancorp Inc	38,060
2,250	Stock Yards Bancorp Inc	91,463
75,800	Summit Hotel Properties Inc REIT	1,211,284
4,900	Two River Bancorp	86,583
3,300	UMB Financial Corp	248,523
4,400	Umpqua Holdings Corp	78,056
12,500	United Community Banks Inc	346,125
4,200	Valley National Bancorp	49,560
4,600	Veritex Holdings Inc(a)	129,352
29,700	Walker & Dunlop Inc(a)	1,238,193
4,100	Washington Federal Inc	135,710
3,300	Washington Trust Bancorp Inc	162,690
12,100	Weingarten Realty Investors REIT	404,019
16,900	West Bancorporation Inc	387,855
		28,751,619
Industrial — 11.33%
6,100	Bel Fuse Inc Class B	155,855
15,400	CECO Environmental Corp	161,854
17,600	Control4 Corp(a)	277,904
4,100	CyberOptics Corp(a)	106,395
11,700	Ducommun Inc(a)	336,843
48,600	General Cable Corp	872,370

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
2,600	Gibraltar Industries Inc(a)	$ 107,120
32,800	Goldfield Corp(a)	188,600
900	Greenbrier Cos Inc	38,790
39,100	Harsco Corp(a)	498,525
1,000	Itron Inc(a)	60,700
900	Kadant Inc	53,415
52,500	Kemet Corp(a)	630,000
101,100	Navios Maritime Acquisition Corp	173,892
10,800	Olympic Steel Inc	200,448
80,700	Overseas Shipholding Group Inc Class A	311,502
900	Plexus Corp(a)	52,020
3,600	Rogers Corp(a)	309,132
8,500	Sanmina Corp(a)	345,100
44,600	SPX Corp(a)	1,081,550
5,400	Sterling Construction Co Inc(a)	49,950
27,800	Stoneridge Inc(a)	504,292
8,500	Trinseo SA	570,350
76,900	TTM Technologies Inc(a)(b)	1,240,397
4,500	Willis Lease Finance Corp(a)	100,575
		8,427,579
Technology — 2.04%
25,900	Alpha & Omega Semiconductor Ltd(a)	445,221
700	Cirrus Logic Inc(a)	42,483
9,200	Digi International Inc(a)	109,480
4,300	DMC Global Inc	53,320
3,300	NCI Inc Class A(a)	49,665
12,600	NCR Corp(a)	575,568
10,900	Rudolph Technologies Inc(a)	244,160
		1,519,897
Utilities — 3.19%
9,500	Atlantica Yield PLC	199,120
5,200	El Paso Electric Co	262,600
20,900	Ormat Technologies Inc	1,192,972
4,400	Portland General Electric Co	195,448
10,800	SJW Corp	520,776
		2,370,916
TOTAL COMMON STOCK — 97.13% (Cost $60,672,947)		$ 72,260,073
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.42%
$1,800,000	Federal Home Loan Bank 0.51%, 04/03/2017	$ 1,799,950
U.S. Treasury Bonds and Notes — 0.20%
145,000	U.S. Treasury Bills(c) 0.91%, 09/14/2017	144,401
Repurchase Agreements — 13.27%
2,345,049	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $2,345,049 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(d)	2,345,049
2,345,049	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $2,345,049 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(d)	2,345,049
493,486	Undivided interest of 2.04% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $493,486 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(d)	493,486

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,345,049	Undivided interest of 2.87% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $2,345,049 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(d)	$ 2,345,049
2,345,049	Undivided interest of 8.58% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $2,345,049 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(d)	2,345,049
9,873,682
SHORT TERM INVESTMENTS — 15.89% (Cost $11,818,033)		$ 11,818,033
TOTAL INVESTMENTS — 113.02% (Cost $72,490,980)		$ 84,078,106
OTHER ASSETS & LIABILITIES, NET — (13.02)%		$ (9,687,303)
TOTAL NET ASSETS — 100.00%		$ 74,390,803
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	30	USD	2,076,600	June 2017	$39,465
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 72,260,073	$ —	$ —	$ 72,260,073
Short Term Investments	—	11,818,033	—	11,818,033
Total investments, at fair value:	72,260,073	11,818,033	0	84,078,106
Other Financial Investments:
Futures Contracts(a)	39,465	—	—	39,465
Total Assets	$ 72,299,538	$ 11,818,033	$ 0	$ 84,117,571
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$72,584,225
Gross unrealized appreciation on investments	14,739,336
Gross unrealized depreciation on investments	(3,245,455)
Net unrealized appreciation on investments	$11,493,881

March 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 29 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.22%
$1,640,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2034	$ 1,605,167
TOTAL ASSET-BACKED SECURITIES — 0.22% (Cost $1,639,752)		$ 1,605,167
CORPORATE BONDS AND NOTES
Basic Materials — 4.75%
	ArcelorMittal
80,000	6.25%, 03/01/2021	86,400
895,000	7.75%, 10/15/2039	1,015,825
3,625,000	7.50%, 03/01/2041(b)	4,050,937
3,565,000	Barminco Finance Property Ltd(b)(c) 9.00%, 06/01/2018	3,743,250
3,485,000	Barrick Gold Corp 5.25%, 04/01/2042	3,778,542
520,000	Barrick Gold Corp Series A 5.80%, 11/15/2034	548,312
2,825,000	Barrick North America Finance LLC(b) 5.75%, 05/01/2043	3,272,974
1,245,000	Chemours Co 6.63%, 05/15/2023	1,319,700
1,790,000	Essar Steel Algoma Inc(c)(d)(e)(f) 9.50%, 11/15/2019	201,375
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	282,750
3,585,000	5.45%, 03/15/2043	3,020,363
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	139,258
435,000	7.25%, 06/01/2028	564,124
90,000	8.88%, 05/15/2031	137,287
	Hexion Inc
1,000,000	9.00%, 11/15/2020(b)	755,000
480,000	9.20%, 03/15/2021	321,600
2,220,000	7.88%, 02/15/2023	1,354,200
3,750,000	INVISTA Finance LLC(c) 4.25%, 10/15/2019	3,853,125
190,000	Methanex Corp 5.25%, 03/01/2022	199,042
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,090,038
600,000	Rain CII Carbon LLC / CII Carbon Corp(c) 8.25%, 01/15/2021	621,750
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	561,502
	United States Steel Corp
680,000	7.50%, 03/15/2022(b)	706,350
3,070,000	6.65%, 06/01/2037	2,716,950
		35,340,654
Communications — 6.73%
580,000	Alcatel-Lucent USA Inc 6.45%, 03/15/2029	638,000
Principal Amount(a)		Fair Value
Communications — (continued)
$24,300,000	America Movil SAB de CV Series 12 MXP, 6.45%, 12/05/2022	$ 1,209,662
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,510,787
	CenturyLink Inc
860,000	7.60%, 09/15/2039	760,292
425,000	7.65%, 03/15/2042	373,469
1,255,000	Cincinnati Bell Inc(c) 7.00%, 07/15/2024	1,316,181
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,964,387
770,000	Consolidated Communications Inc 6.50%, 10/01/2022	739,200
945,000	Cox Communications Inc(c) 4.80%, 02/01/2035	889,595
1,640,000	DISH DBS Corp 5.00%, 03/15/2023	1,647,380
775,000	Embarq Corp 8.00%, 06/01/2036	771,125
1,125,000	Frontier Communications Corp 11.00%, 09/15/2025	1,090,547
290,000	Lamar Media Corp 5.00%, 05/01/2023	298,700
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	65,773
	Portugal Telecom International Finance(d)
1,350,000	EUR, 5.00%, 11/04/2019(e)	464,272
1,300,000	EUR, 4.50%, 06/16/2025(g)	443,790
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	154,688
1,960,000	6.88%, 07/15/2028	1,859,550
3,500,000	7.75%, 02/15/2031	3,276,875
	Qwest Corp
500,000	7.25%, 09/15/2025	547,457
1,837,000	6.88%, 09/15/2033	1,828,884
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	5,781,912
540,000	8.75%, 03/15/2032	649,350
815,000	Sprint Communications Inc 6.00%, 11/15/2022	833,337
	Sprint Corp
545,000	7.88%, 09/15/2023	603,588
215,000	7.13%, 06/15/2024	229,513
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	505,310
940,000	6.00%, 09/30/2034	928,250
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	242,328
200,000	GBP, 5.29%, 12/09/2022	292,434
400,000	GBP, 5.38%, 02/02/2026	602,956
525,000	7.05%, 06/20/2036	649,565
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	37,146
235,000	5.50%, 09/01/2041	240,185
200,000	4.50%, 09/15/2042	181,645
1,300,000	UPC Holding BV(c) EUR, 6.38%, 09/15/2022	1,456,519

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Viacom Inc
$ 470,000	4.85%, 12/15/2034	$ 454,609
65,000	4.38%, 03/15/2043	56,325
390,000	5.85%, 09/01/2043	410,558
1,065,000	5.25%, 04/01/2044	1,044,241
2,100,000	Videotron Ltd(c) CAD, 5.63%, 06/15/2025	1,667,951
400,000	Virgin Media Finance PLC(c) 6.00%, 10/15/2024	414,500
4,000,000	VTR Finance BV(c) 6.88%, 01/15/2024	4,160,000
	Windstream Services LLC
2,015,000	7.75%, 10/01/2021(b)	1,984,775
155,000	7.50%, 06/01/2022(b)	150,350
1,795,000	7.50%, 04/01/2023	1,687,300
		50,115,261
Consumer, Cyclical — 12.79%
223,162	Air Canada 2013-1 Class B Pass Through Trust(c) 5.38%, 05/15/2021	229,857
330,250	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	340,851
161,394	American Airlines 2013-1 Class B Pass Through Trust(c) 5.63%, 01/15/2021	167,446
4,901,977	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,213,890
6,555,745	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	6,768,807
7,440,000	American Airlines Group Inc(c) 5.50%, 10/01/2019	7,691,100
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,404,200
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	14,108,805
5,012	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	5,251
67,753	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	71,141
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	670,090
759,245	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	876,928
	Dillard's Inc
430,000	6.63%, 01/15/2018	441,936
500,000	7.88%, 01/01/2023	582,592
1,070,000	7.75%, 07/15/2026	1,237,318
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 850,000	Foot Locker Inc 8.50%, 01/15/2022	$ 999,812
	Ford Motor Co
155,000	6.50%, 08/01/2018(b)	164,185
265,000	7.50%, 08/01/2026	321,390
245,000	4.35%, 12/08/2026	249,446
50,000	6.63%, 02/15/2028	58,870
755,000	6.63%, 10/01/2028	891,789
2,080,000	6.38%, 02/01/2029	2,372,392
2,035,000	7.45%, 07/16/2031	2,566,457
1,165,000	5.29%, 12/08/2046	1,166,528
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	10,976,095
790,000	General Motors Co 5.20%, 04/01/2045	776,481
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,272,269
2,330,000	5.25%, 03/01/2026	2,503,142
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,614,462
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	126,575
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(c)	384,925
680,000	8.00%, 11/01/2019(c)	561,000
45,000	5.00%, 11/01/2021	33,975
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,808,400
1,330,000	4.75%, 11/15/2022	1,369,900
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	43,456
	New Albertsons Inc
805,000	7.75%, 06/15/2026	786,887
4,905,000	7.45%, 08/01/2029	4,647,487
75,000	8.70%, 05/01/2030	74,250
1,500,000	8.00%, 05/01/2031	1,447,500
4,275,000	New Albertsons Inc Series C 6.63%, 06/01/2028	3,826,125
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,025,000
3,870,000	6.00%, 02/15/2035	3,792,600
665,000	Toro Co 6.63%, 05/01/2037	741,405
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	424,338
5,000	5.88%, 06/15/2024	5,150
1,284,000	TRU Taj LLC / TRU Taj Finance Inc(c) 12.00%, 08/15/2021	1,133,130
285,830	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	309,054
974,704	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,010,037
504,614	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	582,829
1,087,164	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,211,144

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$1,869,295	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	$ 2,018,838
745,459	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	782,732
240,000	Wagamama Finance PLC(c) GBP, 7.88%, 02/01/2020	313,475
		95,203,742
Consumer, Non-Cyclical — 3.23%
255,000	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(c) 5.75%, 03/15/2025	247,350
475,000	Avon Products Inc 8.95%, 03/15/2043	419,425
430,000	BioScrip Inc 8.88%, 02/15/2021	369,658
620,000	Boston Scientific Corp 6.00%, 01/15/2020	679,210
285,000	Delhaize Group 5.70%, 10/01/2040	324,815
	HCA Inc
395,000	7.50%, 12/15/2023	451,288
575,000	8.36%, 04/15/2024	677,781
765,000	7.69%, 06/15/2025	871,144
1,115,000	7.58%, 09/15/2025	1,252,981
2,505,000	7.05%, 12/01/2027	2,752,369
725,000	7.50%, 11/06/2033	792,969
175,000	7.75%, 07/15/2036	192,719
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(c) 7.88%, 10/01/2022	4,021,587
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(b)	284,875
150,000	7.00%, 02/15/2022	152,250
105,000	6.50%, 11/15/2023(b)	101,850
1,010,000	6.00%, 04/01/2024(b)	940,563
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,245,450
3,195,000	SUPERVALU Inc(b) 6.75%, 06/01/2021	3,179,025
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019	1,988,037
515,000	7.50%, 01/01/2022(b)(c)	556,200
1,180,000	6.75%, 06/15/2023(b)	1,159,350
425,000	6.88%, 11/15/2031	363,375
	United Rentals North America Inc
185,000	7.63%, 04/15/2022	192,631
775,000	6.13%, 06/15/2023	809,875
		24,026,777
Energy — 6.32%
992,865	Alta Wind Holdings LLC(c) 7.00%, 06/30/2035	1,088,276
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	506,973
Principal Amount(a)		Fair Value
Energy — (continued)
$ 820,000	4.50%, 07/15/2044	$ 773,284
	Baytex Energy Corp(c)
415,000	5.13%, 06/01/2021	374,538
420,000	5.63%, 06/01/2024(b)	369,600
2,035,000	Bellatrix Exploration Ltd(c) 8.50%, 05/15/2020	1,928,162
	California Resources Corp
359,000	5.50%, 09/15/2021	265,660
2,435,000	8.00%, 12/15/2022(c)	1,984,525
48,000	6.00%, 11/15/2024	33,600
	Chesapeake Energy Corp
390,000	6.63%, 08/15/2020(b)	389,513
35,000	6.88%, 11/15/2020	34,913
1,175,000	6.13%, 02/15/2021(b)	1,139,750
2,965,000	4.88%, 04/15/2022(b)	2,668,500
190,000	5.75%, 03/15/2023	172,900
	Continental Resources Inc
100,000	4.50%, 04/15/2023	97,500
545,000	3.80%, 06/01/2024	508,212
395,000	DCP Midstream LLC(c) 6.45%, 11/03/2036	418,700
3,115,000	Devon Energy Corp 3.25%, 05/15/2022	3,085,464
1,665,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	2,029,941
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,728,786
500,000	EQT Corp 8.13%, 06/01/2019	558,194
860,000	FTS International Inc 6.25%, 05/01/2022	752,500
200,000	Global Marine Inc 7.00%, 06/01/2028	177,000
600,000	IFM US Colonial Pipeline 2 LLC(c) 6.45%, 05/01/2021	646,679
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	313,586
	MEG Energy Corp(c)
155,000	6.38%, 01/30/2023	138,338
1,375,000	7.00%, 03/31/2024	1,230,625
	MPLX LP
80,000	4.50%, 07/15/2023	83,191
295,000	4.88%, 06/01/2025	308,979
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,845,125
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	238,153
70,000	6.20%, 09/15/2043	78,354
	Paragon Offshore PLC(c)(f)(g)
741,000	6.75%, 07/15/2022(d)	133,380
1,714,000	7.25%, 08/15/2024	308,520
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	887,090
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	2,017,575
	QEP Resources Inc
408,000	6.88%, 03/01/2021(b)	433,500
405,000	5.38%, 10/01/2022	398,925
1,120,000	5.25%, 05/01/2023	1,098,037

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Range Resources Corp
$1,455,000	5.00%, 08/15/2022(c)	$ 1,440,450
490,000	5.00%, 03/15/2023(c)	482,650
965,000	4.88%, 05/15/2025	923,987
970,000	Southwestern Energy Co 6.70%, 01/23/2025	960,300
4,340,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	5,572,256
1,090,000	Transocean Inc(b) 5.55%, 10/15/2022	1,025,281
4,300,000	Transocean Proteus Ltd(c) 6.25%, 12/01/2024	4,439,750
		47,091,222
Financial — 16.50%
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	770,156
600,000	3.50%, 05/26/2022	604,504
100,000	AGFC Capital Trust I(c)(h) 2.77%, 01/15/2067	54,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	596,160
1,500,000	3.50%, 01/27/2019	1,511,250
3,770,000	5.13%, 09/30/2024(b)	3,878,387
869,000	8.00%, 11/01/2031	1,038,455
	American International Group Inc
60,000	4.88%, 06/01/2022	64,920
75,000	4.13%, 02/15/2024	76,916
	Bank of America Corp
50,000	EUR, 0.22%, 09/14/2018(h)	53,394
800,000	5.49%, 03/15/2019	846,634
1,724,000	7.63%, 06/01/2019	1,921,736
450,000	4.25%, 10/22/2026	456,891
800,000	4.18%, 11/25/2027	802,857
1,900,000	6.11%, 01/29/2037	2,219,213
850,000	Camden Property Trust 5.70%, 05/15/2017	853,962
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	2,831,298
5,925,000	3.50%, 05/15/2023	5,967,216
2,698,482	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(c) 6.13%, 11/30/2019	2,772,691
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,243,824
1,900,000	Forethought Financial Group Inc(c)(f) 8.63%, 04/15/2021	2,159,120
	Genworth Holdings Inc
255,000	4.90%, 08/15/2023	212,288
365,000	4.80%, 02/15/2024	300,213
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(f)	6,435,817
1,600,000	6.75%, 10/01/2037	1,973,864
2,520,000	HBOS PLC(c) 6.75%, 05/21/2018	2,638,868
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,200,000	Highwoods Realty LP 7.50%, 04/15/2018	$ 2,323,171
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	342,231
1,105,000	4.63%, 04/15/2021	1,165,076
	iStar Financial Inc
575,000	7.13%, 02/15/2018	595,125
350,000	4.88%, 07/01/2018	352,188
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(c) 6.88%, 04/15/2022	329,475
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	273,289
975,000	6.88%, 04/15/2021	1,112,954
1,165,000	5.13%, 01/20/2023	1,251,749
705,000	6.45%, 06/08/2027	797,415
1,140,000	6.25%, 01/15/2036	1,197,861
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	949,516
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,195,202
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,509,864
600,000	MBIA Insurance Corp(c)(h) 12.28%, 01/15/2033	282,000
	MetLife Inc
245,000	9.25%, 04/08/2038(c)	338,406
1,355,000	10.75%, 08/01/2039	2,093,475
	Morgan Stanley
1,025,000	AUD, 4.75%, 11/16/2018	806,399
435,000	5.75%, 01/25/2021	482,832
2,225,000	CAD, 3.13%, 08/05/2021	1,739,912
11,545,000	4.10%, 05/22/2023	11,921,956
3,895,000	4.35%, 09/08/2026	3,963,899
570,000	3.95%, 04/23/2027	564,387
3,005,000	Mutual of Omaha Insurance Co(c) 6.80%, 06/15/2036	3,675,938
	Navient Corp
100,000	4.63%, 09/25/2017	100,750
2,175,000	8.45%, 06/15/2018	2,316,375
345,000	5.50%, 01/15/2019	357,420
190,000	5.50%, 01/25/2023	181,450
1,035,000	6.13%, 03/25/2024	985,837
395,000	5.88%, 10/25/2024	368,338
3,035,000	5.63%, 08/01/2033	2,359,712
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,252,269
535,000	Penn Mutual Life Insurance Co(c) 6.65%, 06/15/2034	613,920
1,060,000	Quicken Loans Inc(c) 5.75%, 05/01/2025	1,041,450
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(i)	72,996
905,000	EUR, 5.50%, Perpetual(i)	949,367
620,000	6.10%, 06/10/2023	658,783
1,185,000	6.00%, 12/19/2023	1,252,376

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	Royal Bank of Scotland PLC EUR, 6.93%, 04/09/2018	$ 454,416
7,800,000	Santander Issuances SAU 5.18%, 11/19/2025	8,092,266
	Societe Generale SA(c)
1,700,000	5.92%, Perpetual(b)(h)(i)	1,700,000
3,560,000	4.75%, 11/24/2025	3,581,392
3,285,000	5.63%, 11/24/2045	3,449,707
	Springleaf Finance Corp
1,325,000	5.25%, 12/15/2019	1,336,594
2,545,000	6.00%, 06/01/2020	2,583,175
2,055,000	7.75%, 10/01/2021(b)	2,188,575
900,000	Springleaf Finance Corp Series J 6.50%, 09/15/2017	915,750
	XLIT Ltd
575,000	6.38%, 11/15/2024	670,908
725,000	6.25%, 05/15/2027	852,936
		122,885,716
Industrial — 3.92%
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	163,105
	Alcoa Inc
1,285,000	5.90%, 02/01/2027	1,375,657
215,000	6.75%, 01/15/2028	235,828
1,650,000	APL Ltd 8.00%, 01/15/2024	1,206,562
2,390,000	Atrium Windows & Doors Inc(c) 7.75%, 05/01/2019	2,300,375
	Bombardier Inc(c)
6,160,000	6.00%, 10/15/2022	6,072,220
1,550,000	CAD, 7.35%, 12/22/2026	1,130,579
425,000	Cleaver-Brooks Inc(c) 8.75%, 12/15/2019	437,750
950,000	Corning Inc 7.25%, 08/15/2036	1,148,759
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	871,601
740,000	Gates Global LLC / Gates Global Co(c) 6.00%, 07/15/2022	752,950
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,285,608
1,620,000	6.50%, 08/15/2032	1,911,683
1,025,000	Meccanica Holdings USA Inc(c) 6.25%, 01/15/2040	1,081,375
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	358,873
865,000	Owens Corning 7.00%, 12/01/2036	1,057,821
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,055,854
1,790,000	Sealed Air Corp(c) 5.50%, 09/15/2025	1,897,400
837,000	TransDigm Inc(b) 6.50%, 07/15/2024	847,462
	Westvaco Corp
485,000	8.20%, 01/15/2030	656,407
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 230,000	7.95%, 02/15/2031	$ 311,233
		29,159,102
Technology — 1.14%
461,000	Advanced Micro Devices Inc(b) 7.00%, 07/01/2024	490,965
1,090,000	Amkor Technology Inc 6.38%, 10/01/2022	1,125,425
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(c)
1,240,000	6.02%, 06/15/2026	1,354,358
1,575,000	8.10%, 07/15/2036	1,978,852
1,130,000	8.35%, 07/15/2046	1,466,137
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,289,862
750,000	Micron Technology Inc(c) 5.63%, 01/15/2026	789,375
		8,494,974
Utilities — 0.71%
983,446	Bruce Mansfield Unit 1 2007 Pass Through Trust(b) 6.85%, 06/01/2034	326,995
520,000	DPL Inc 6.75%, 10/01/2019	546,000
2,210,000	EDP Finance BV(c) 4.13%, 01/15/2020	2,269,670
1,900,000	Enel Finance International NV(c) 6.00%, 10/07/2039	2,164,957
		5,307,622
TOTAL CORPORATE BONDS AND NOTES — 56.09% (Cost $392,758,070)		$ 417,625,070
CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc 2.25%, 12/15/2020	258,672
Communications — 0.93%
	Ciena Corp
1,725,000	0.88%, 06/15/2017(b)	1,717,453
1,045,000	3.75%, 10/15/2018(c)	1,363,725
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,268,250
55,473	Liberty Interactive LLC 3.50%, 01/15/2031	29,990
2,260,000	Priceline Group Inc(b) 0.90%, 09/15/2021	2,541,088
		6,920,506
Consumer, Cyclical — 0.22%
540,000	CalAtlantic Group Inc 0.25%, 06/01/2019	506,925

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 155,000	Iconix Brand Group Inc 1.50%, 03/15/2018	$ 146,475
935,000	KB Home 1.38%, 02/01/2019	957,791
		1,611,191
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(j) 2.00%, 03/01/2042	222,800
Energy — 0.02%
	Chesapeake Energy Corp
150,000	5.50%, 09/15/2026(b)(c)	155,344
20,000	2.50%, 05/15/2037	19,700
		175,044
Financial — 0.34%
195,000	Jefferies Group LLC 3.88%, 11/01/2029	196,950
1,730,000	Old Republic International Corp 3.75%, 03/15/2018	2,301,981
		2,498,931
Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	115,365
Technology — 2.27%
3,361,000	Intel Corp 3.25%, 08/01/2039	5,871,247
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,534,112
	Nuance Communications Inc
3,497,000	1.50%, 11/01/2035	3,586,611
840,000	1.00%, 12/15/2035	799,575
2,435,000	ON Semiconductor Corp(b) 1.00%, 12/01/2020	2,658,716
2,505,000	Rovi Corp(b) 0.50%, 03/01/2020	2,462,728
		16,912,989
TOTAL CONVERTIBLE BONDS — 3.86% (Cost $23,382,871)		$ 28,715,498
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
35,340,000	CAD, 0.25%, 05/01/2017	26,570,440
8,945,000	CAD, 1.25%, 09/01/2018	6,776,904
3,625,000	CAD, 0.75%, 09/01/2020	2,708,835
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	12,456,079
	Mexican Bonos
835,000 (k)	MXP, 6.50%, 06/10/2021	4,403,962
845,500 (k)	MXP, 8.00%, 12/07/2023	4,760,153
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$1,145,000 (k)	MXP, 10.00%, 12/05/2024	$ 7,194,286
335,000 (k)	MXP, 7.50%, 06/03/2027	1,839,219
85,000 (k)	MXP, 8.50%, 05/31/2029	501,499
115,000 (k)	MXP, 7.75%, 05/29/2031	638,382
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	6,941,642
10,505,000	AUD, 3.50%, 03/20/2019	8,267,087
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,359,651
	Norway Government Bond(c)
34,725,000	NOK, 4.25%, 05/19/2017	4,062,075
9,545,000	NOK, 4.50%, 05/22/2019	1,202,833
6,650,000	NOK, 3.75%, 05/25/2021	862,668
5,030,000	Portugal Government International Bond(c) 5.13%, 10/15/2024	4,875,076
	Saudi Government International Bond(c)
1,385,000	2.38%, 10/26/2021	1,360,763
3,075,000	3.25%, 10/26/2026	2,988,900
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 14.47% (Cost $127,247,197)		$ 107,770,454
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.08%
200,000	GS Mortgage Securities Trust(h) Series 2007-GG10 Class AM 5.95%, 08/10/2045	200,155
487,482	Institutional Mortgage Securities Canada Inc(c) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	367,621
TOTAL MORTGAGE-BACKED SECURITIES — 0.08% (Cost $653,897)		$ 567,776
MUNICIPAL BONDS AND NOTES
3,485,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	2,920,500
TOTAL MUNICIPAL BONDS AND NOTES — 0.39% (Cost $3,471,734)		$ 2,920,500
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
61,865,000	0.75%, 10/31/2017	61,792,494

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$28,000,000	0.75%, 09/30/2018	$ 27,818,448
TOTAL U.S. TREASURY BONDS AND NOTES — 12.04% (Cost $89,809,340)		$ 89,610,942
Shares
COMMON STOCK
Consumer, Cyclical — 0.27%
172,110	Ford Motor Co	2,003,360
Energy — 0.03%
42,007	Chesapeake Energy Corp(b)(l)	249,522
Industrial — 0.19%
51,679	Corning Inc	1,395,333
TOTAL COMMON STOCK — 0.49% (Cost $3,378,176)		$ 3,648,215
CONVERTIBLE PREFERRED STOCK
Energy — 0.02%
203	Chesapeake Energy Corp, 5.75%(c)	131,442
Financial — 0.11%
35,349	FelCor Lodging Trust Inc Series A, 1.95%	859,974
Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	305,454
TOTAL CONVERTIBLE PREFERRED STOCK — 0.17% (Cost $1,334,970)		$ 1,296,870
PREFERRED STOCK
Communications — 0.00%(m)
742	Cincinnati Bell Inc(b)	36,752
Energy — 0.29%
10,011	Chesapeake Energy Corp(b)	643,225
30,000	El Paso Energy Capital Trust I	1,500,000
		2,143,225
Financial — 0.34%
1,484	Bank of America Corp	1,762,250
267	iStar Financial Inc	13,524
10,955	SLM Corp	555,418
Shares		Fair Value
Financial — (continued)
3,200	Welltower Inc	$ 202,100
		2,533,292
Industrial — 0.21%
37,475	Arconic Inc	1,538,349
Utilities — 0.13%
25,000	Southern California Edison Co	622,500
3,600	Union Electric Co	350,028
		972,528
TOTAL PREFERRED STOCK — 0.97% (Cost $6,044,713)		$ 7,224,146
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.49%
	Federal Home Loan Bank
$28,350,000	0.51%, 04/03/2017	28,349,213
11,970,000	0.56%, 04/04/2017	11,969,451
8,030,000	0.57%, 04/10/2017	8,028,875
		48,347,539
U.S. Treasury Bonds and Notes — 3.35%
25,000,000	U.S. Treasury Bills 0.65%, 06/22/2017	24,963,408
Repurchase Agreements — 4.72%
8,340,838	Undivided interest of 10.20% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $8,340,838 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(n)	8,340,838

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,340,838	Undivided interest of 30.52% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $8,340,838 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(n)	$ 8,340,838
8,340,838	Undivided interest of 7.02% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $8,340,838 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(n)	8,340,838
8,340,838	Undivided interest of 7.06% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $8,340,838 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(n)	8,340,838
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,752,015	Undivided interest of 7.23% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $1,752,015 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(n)	$ 1,752,015
35,115,367
SHORT TERM INVESTMENTS — 14.56% (Cost $108,426,314)		$ 108,426,314
TOTAL INVESTMENTS — 103.34% (Cost $758,147,034)		$ 769,410,952
OTHER ASSETS & LIABILITIES, NET — (3.34)%		$ (24,857,172)
TOTAL NET ASSETS — 100.00%		$ 744,553,780

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $112,243,104 and $112,317,921, respectively, representing 15.09% of net assets.
(d)	Security in bankruptcy at March 31, 2017.
(e)	Security in default; no interest payments received during the last 12 months. At March 31, 2017, the aggregate cost and fair value of such securities was $3,385,688 and $665,647, respectively, representing 0.09% of net assets.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	Security in default; some interest payments received during the last 12 months. At March 31, 2017, the aggregate cost and fair value of such securities was $3,813,254 and $885,690, respectively, representing 0.12% of net assets.
(h)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2017. Maturity date disclosed represents final maturity date.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
At March 31, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Essar Steel Algoma Inc	9.50%	11/15/2019	02/03/2015	$1,633,645	$201,375	0.03%
Forethought Financial Group Inc	8.63	04/15/2021	04/15/2011	1,900,000	2,159,120	0.29
Goldman Sachs Group Inc	3.55	02/12/2021	02/05/2014	7,336,752	6,435,817	0.86
Paragon Offshore PLC	6.75	07/15/2022	07/11/2014	741,000	133,380	0.02
Paragon Offshore PLC	7.25	08/15/2024	07/11/2014	1,714,000	308,520	0.04
				$13,325,397	$9,238,212	1.24%
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

March 31, 2017

Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds, Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,605,167	$ —	$ 1,605,167
Corporate Bonds and Notes	—	417,625,070	—	417,625,070
Convertible Bonds	—	28,715,498	—	28,715,498
Foreign Government Bonds and Notes	—	107,770,454	—	107,770,454
Mortgage-Backed Securities	—	567,776	—	567,776
Municipal Bonds and Notes	—	2,920,500	—	2,920,500
U.S. Treasury Bonds and Notes	—	89,610,942	—	89,610,942
Common Stock	3,648,215	—	—	3,648,215
Convertible Preferred Stock	—	1,296,870	—	1,296,870
Preferred Stock	1,527,946	5,696,200	—	7,224,146
Short Term Investments	—	108,426,314	—	108,426,314
Total Assets	$ 5,176,161	$ 764,234,791	$ 0	$ 769,410,952

March 31, 2017

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$758,149,352
Gross unrealized appreciation on investments	46,892,738
Gross unrealized depreciation on investments	(35,631,138)
Net unrealized appreciation on investments	$11,261,600

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.39%
66,203	AdvanSix Inc(a)	$ 1,808,666
26,195	Cabot Corp	1,569,343
50,233	Ferroglobe PLC	518,907
25,945	Minerals Technologies Inc	1,987,387
52,773	US Silica Holdings Inc	2,532,576
		8,416,879
Communications — 5.90%
67,449	1-800-Flowers.com Inc Class A(a)	687,980
48,497	ARRIS International PLC(a)	1,282,746
39,692	DigitalGlobe Inc(a)	1,299,913
59,936	EW Scripps Co Class A(a)(b)	1,404,900
60,931	Houghton Mifflin Harcourt Co(a)	618,450
21,119	Interactive Corp(a)	1,556,893
30,827	John Wiley & Sons Inc Class A	1,658,492
22,716	Liberty Expedia Holdings Inc Class A(a)	1,033,124
47,867	Liberty Ventures Class A(a)	2,129,124
156,063	Viavi Solutions Inc(a)	1,672,995
52,965	West Corp	1,293,405
		14,638,022
Consumer, Cyclical — 10.05%
26,223	Adient PLC	1,905,625
34,490	Camping World Holdings Inc Class A	1,111,958
61,199	Carrols Restaurant Group Inc(a)	865,966
16,341	Churchill Downs Inc	2,595,768
29,928	Cooper Tire & Rubber Co	1,327,307
48,309	Core-Mark Holding Co Inc	1,506,758
5,141	Cracker Barrel Old Country Store Inc(b)	818,704
34,721	Fox Factory Holding Corp(a)	996,493
27,943	Genesco Inc(a)	1,549,439
86,915	Horizon Global Corp(a)	1,206,380
17,827	HSN Inc	661,382
64,385	Kimball International Inc Class B	1,062,352
22,376	Knoll Inc	532,772
16,306	LCI Industries	1,627,339
29,620	Marriott Vacations Worldwide Corp	2,959,926
73,752	National CineMedia Inc	931,488
76,756	Nautilus Inc(a)	1,400,797
35,488	Sally Beauty Holdings Inc(a)	725,375
18,961	Six Flags Entertainment Corp	1,127,990
		24,913,819
Consumer, Non-Cyclical — 15.44%
42,222	Akorn Inc(a)	1,016,706
76,446	Albany Molecular Research Inc(a)(b)	1,072,537
16,830	Avis Budget Group Inc(a)	497,831
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
63,652	Booz Allen Hamilton Holding Corp	$ 2,252,644
47,351	Catalent Inc(a)	1,340,980
90,617	Cott Corp	1,120,026
68,457	Darling Ingredients Inc(a)	993,996
41,115	DeVry Education Group Inc	1,457,527
28,772	Euronet Worldwide Inc(a)	2,460,581
44,191	Halyard Health Inc(a)	1,683,235
18,137	Helen of Troy Ltd(a)	1,708,505
16,607	Insperity Inc	1,472,211
5,436	J&J Snack Foods Corp	736,904
55,647	KAR Auction Services Inc	2,430,105
63,338	Korn/Ferry International	1,994,514
51,395	LSC Communications Inc	1,293,098
58,187	PharMerica Corp(a)	1,361,576
32,076	Post Holdings Inc(a)(b)	2,807,292
50,229	Quanta Services Inc(a)	1,863,998
78,689	RR Donnelley & Sons Co(b)	952,924
50,072	SpartanNash Co	1,752,019
49,403	Viad Corp	2,233,016
70,068	VWR Corp(a)	1,975,918
17,636	WEX Inc(a)	1,825,326
		38,303,469
Diversified — 0.51%
65,156	HRG Group Inc(a)	1,258,814
Energy — 4.19%
9,281	Arch Coal Inc Class A(a)	639,832
60,550	Bristow Group Inc(b)	920,966
43,651	C&J Energy Services Inc(a)	1,486,317
81,901	Gulfport Energy Corp(a)	1,407,878
52,969	Natural Gas Services Group Inc(a)	1,379,842
89,336	QEP Resources Inc(a)	1,135,461
71,608	RPC Inc(b)	1,311,142
249,144	SRC Energy Inc(a)(b)	2,102,775
		10,384,213
Financial — 31.73%
39,165	American Campus Communities Inc REIT	1,863,862
27,687	Atlas Financial Holdings Inc(a)	377,928
72,683	BancorpSouth Inc	2,198,661
46,038	Bank of the Ozarks Inc	2,394,436
56,592	Bryn Mawr Bank Corp	2,235,384
66,650	Cathay General Bancorp	2,511,372
39,766	CenterState Banks Inc	1,029,939
44,276	Chemical Financial Corp	2,264,717
77,316	CubeSmart REIT	2,007,123
118,100	CVB Financial Corp	2,608,829
30,235	CyrusOne Inc REIT	1,556,195
82,142	Employers Holdings Inc	3,117,289
26,670	Federal Agricultural Mortgage Corp Class C	1,535,392
23,478	First American Financial Corp	922,216
99,510	First Financial Bancorp	2,731,549

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
33,005	First Financial Bankshares Inc(b)	$ 1,323,501
126,158	FNFV Group(a)	1,671,594
100,725	Hercules Technology Growth Capital Inc	1,523,969
64,396	Hersha Hospitality Trust REIT	1,210,001
93,348	Home BancShares Inc	2,526,930
30,010	Iberiabank Corp	2,373,791
73,657	iStar Inc REIT(a)	869,153
35,361	LegacyTexas Financial Group Inc	1,410,904
17,840	Mid-America Apartment Communities Inc REIT	1,815,042
36,241	National Retail Properties Inc REIT	1,580,832
30,344	OceanFirst Financial Corp	854,942
54,710	PacWest Bancorp	2,913,855
26,902	Pinnacle Financial Partners Inc	1,787,638
62,672	Popular Inc	2,552,631
35,735	PRA Group Inc(a)	1,184,615
35,004	ProAssurance Corp	2,108,991
34,324	Prosperity Bancshares Inc	2,392,726
16,679	Reinsurance Group of America Inc	2,117,899
133,319	Retail Opportunity Investments Corp REIT	2,803,699
44,250	Rexford Industrial Realty Inc REIT	996,510
45,367	Sabra Health Care Inc REIT	1,267,100
19,286	Signature Bank(a)	2,861,850
42,458	Stifel Financial Corp(a)	2,130,967
27,144	Texas Capital Bancshares Inc(a)	2,265,167
56,495	Triumph Bancorp Inc(a)	1,457,571
48,183	Wintrust Financial Corp	3,330,409
		78,687,179
Industrial — 17.72%
5,541	Advanced Energy Industries Inc(a)	379,891
64,926	Aerojet Rocketdyne Holdings Inc(a)	1,408,894
16,445	Alamo Group Inc	1,252,945
36,484	Albany International Corp Class A	1,680,088
14,652	Altra Industrial Motion Corp	570,695
19,336	Apogee Enterprises Inc	1,152,619
33,477	Armstrong World Industries Inc(a)(b)	1,541,616
9,999	AZZ Inc	594,941
23,579	Belden Inc	1,631,431
52,797	BWX Technologies Inc	2,513,137
20,759	Clean Harbors Inc(a)	1,154,616
8,200	EnPro Industries Inc	583,512
21,431	Genesee & Wyoming Inc Class A(a)	1,454,308
31,541	Gibraltar Industries Inc(a)	1,299,489
29,799	Haynes International Inc	1,135,938
44,528	II-VI Inc(a)	1,605,234
21,743	John Bean Technologies Corp	1,912,297
Shares		Fair Value
Industrial — (continued)
18,238	Kimball Electronics Inc(a)	$ 309,134
12,981	Kirby Corp(a)	915,810
24,291	Littelfuse Inc	3,884,374
22,969	Masonite International Corp(a)	1,820,293
46,998	Methode Electronics Inc	2,143,109
13,102	MYR Group Inc(a)	537,182
22,925	Old Dominion Freight Line Inc	1,961,692
6,011	Patrick Industries Inc(a)	426,180
58,048	Raven Industries Inc	1,686,294
18,414	RBC Bearings Inc(a)	1,787,815
13,352	Rogers Corp(a)	1,146,536
21,113	Standex International Corp	2,114,467
49,602	Summit Materials Inc Class A(a)	1,225,665
20,668	US Concrete Inc(a)(b)	1,334,119
47,001	Vishay Intertechnology Inc(b)	773,167
		43,937,488
Technology — 6.20%
38,630	Commercehub Class C(a)	599,924
37,062	Cray Inc(a)	811,658
20,203	CSG Systems International Inc	763,875
75,274	Digi International Inc(a)	895,761
50,374	Donnelley Financial Solutions Inc(a)	971,714
18,559	DST Systems Inc	2,273,477
40,865	Mellanox Technologies Ltd(a)(b)	2,082,072
29,231	Semtech Corp(a)	988,008
54,945	Synchronoss Technologies Inc(a)	1,340,658
76,270	Teradyne Inc	2,371,997
30,228	VeriFone Systems Inc(a)(b)	566,170
39,618	Verint Systems Inc(a)	1,718,431
		15,383,745
Utilities — 2.13%
44,490	ALLETE Inc	3,012,418
38,775	NorthWestern Corp	2,276,092
		5,288,510
TOTAL COMMON STOCK — 97.26% (Cost $168,115,700)		$ 241,212,138

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.18%
$7,900,000	Federal Home Loan Bank 0.51%, 04/03/2017	$ 7,899,781
Repurchase Agreements — 4.92%
2,895,501	Undivided interest of 10.60% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $2,895,501 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(c)	2,895,501
2,895,501	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $2,895,501 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	2,895,501
2,895,501	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $2,895,501 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	2,895,501
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 609,317	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $609,317 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	$ 609,317
2,895,501	Undivided interest of 3.54% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $2,895,501 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	2,895,501
12,191,321
SHORT TERM INVESTMENTS — 8.10% (Cost $20,091,102)		$ 20,091,102
TOTAL INVESTMENTS — 105.36% (Cost $188,206,802)		$ 261,303,240
OTHER ASSETS & LIABILITIES, NET — (5.36)%		$ (13,288,858)
TOTAL NET ASSETS — 100.00%		$ 248,014,382

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 241,212,138	$ —	$ —	$ 241,212,138
Short Term Investments	—	20,091,102	—	20,091,102
Total Assets	$ 241,212,138	$ 20,091,102	$ 0	$ 261,303,240
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$188,331,496
Gross unrealized appreciation on investments	81,442,004
Gross unrealized depreciation on investments	(8,470,260)
Net unrealized appreciation on investments	$72,971,744

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.30%
70,622	Air Liquide SA(a)	$ 8,063,554
70,101	Akzo Nobel NV(a)	5,803,248
11,170	Linde AG(a)	1,861,162
85,175	Rio Tinto PLC(a)	3,429,258
19,800	Shin-Etsu Chemical Co Ltd(a)	1,721,003
		20,878,225
Communications — 5.21%
33,918	Alibaba Group Holding Ltd Sponsored ADR(b)	3,657,378
54,792	ProSiebenSat.1 Media AG(a)	2,426,235
581,204	Singapore Telecommunications Ltd(a)	1,628,729
435,279	WPP PLC(a)	9,535,448
		17,247,790
Consumer, Cyclical — 10.28%
453,753	Compass Group PLC(a)	8,561,244
24,841	Delphi Automotive PLC	1,999,452
118,300	Denso Corp(a)	5,219,647
5,894,400	Global Brands Group Holding Ltd(a)(b)	630,222
145,310	Hennes & Mauritz AB Class B(a)(c)	3,708,428
1,362	Hermes International(a)	644,752
1,078,400	Li & Fung Ltd(a)(c)	467,854
25,184	Luxottica Group SpA(a)(b)	1,389,821
33,548	LVMH Moet Hennessy Louis Vuitton SE(a)	7,373,619
149,172	Yum China Holdings Inc(b)	4,057,478
		34,052,517
Consumer, Non-Cyclical — 35.48%
535,111	Ambev SA ADR	3,082,239
104,709	Bayer AG(a)	12,063,930
73,975	Beiersdorf AG(a)	7,000,206
23,666	Carlsberg A/S Class B(a)	2,185,380
68,208	Danone SA(a)	4,639,860
208,256	Diageo PLC(a)	5,962,134
213,458	Element Financial Corp(c)	1,975,913
131,274	Experian PLC(a)	2,676,503
9,411	Heineken NV(a)	800,863
129,100	Japan Tobacco Inc(a)	4,201,889
49,700	Kao Corp(a)	2,729,353
31,049	Loblaw Cos Ltd	1,684,773
17,757	L'Oreal SA(a)	3,415,350
37,455	Merck KGaA(a)	4,268,131
175,287	Nestle SA(a)	13,453,588
85,193	Novartis AG(a)	6,326,225
129,918	Novo Nordisk A/S Class B(a)	4,461,246
24,658	Pernod Ricard SA(a)	2,915,096
90,343	Randstad Holding NV(a)(c)	5,208,109
88,204	Reckitt Benckiser Group PLC(a)	8,051,169
199,006	RELX NV(a)	3,691,890
41,035	Roche Holding AG(a)	10,494,033
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
177,700	Terumo Corp(a)	$ 6,177,389
		117,465,269
Energy — 2.56%
212,890	Eni SpA(a)	3,485,721
163,088	Suncor Energy Inc	5,007,243
		8,492,964
Financial — 13.08%
1,305,200	AIA Group Ltd(a)	8,238,367
1,051,413	Barclays PLC(a)	2,967,244
419,500	DBS Group Holdings Ltd(a)	5,810,871
445,905	ING Groep NV(a)	6,735,091
50,220	Julius Baer Group Ltd(a)	2,508,792
53,234	KBC Groep NV(a)	3,529,050
116,664	Prudential PLC(a)	2,463,593
502,687	UBS Group AG(a)	8,035,257
11,303	Zurich Insurance Group AG(a)	3,016,326
		43,304,591
Industrial — 16.32%
92,986	Canadian National Railway Co	6,874,455
32,700	Daikin Industries Ltd(a)	3,297,410
21,700	FANUC Corp(a)	4,467,408
222,100	Hoya Corp(a)	10,729,827
186,200	Kubota Corp(a)	2,806,681
11,033	Kuehne + Nagel International AG(a)	1,557,895
76,600	Kyocera Corp(a)	4,279,441
50,975	Legrand SA(a)	3,068,581
16,143	MTU Aero Engines AG(a)	2,098,704
125,640	Orica Ltd(a)	1,688,757
264,995	Rolls-Royce Holdings PLC(a)	2,501,758
112,997	Schneider Electric SE(a)	8,301,774
115,732	Smiths Group PLC(a)	2,350,038
		54,022,729
Technology — 8.11%
89,073	Amadeus IT Holding SA Class A(a)	4,513,218
42,412	Check Point Software Technologies Ltd(b)	4,354,016
30,611	Dassault Systemes(a)	2,647,608
90,184	SAP SE(a)	8,847,797
197,712	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	6,492,862
		26,855,501
Utilities — 1.20%
280,175	GDF Suez(a)	3,959,340
TOTAL COMMON STOCK — 98.54% (Cost $291,948,862)		$326,278,926

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.67%
$2,883,442	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $2,883,442 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(d)	$ 2,883,442
2,883,442	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $2,883,442 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(d)	2,883,442
606,917	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $606,917 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(d)	606,917
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,883,442	Undivided interest of 3.17% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $2,883,442 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(d)	$ 2,883,442
2,883,442	Undivided interest of 3.53% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $2,883,442 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(d)	2,883,442
SHORT TERM INVESTMENTS — 3.67% (Cost $12,140,685)		$ 12,140,685
TOTAL INVESTMENTS — 102.21% (Cost $304,089,547)		$338,419,611
OTHER ASSETS & LIABILITIES, NET — (2.21)%		$ (7,306,621)
TOTAL NET ASSETS — 100.00%		$331,112,990

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2017.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Summary of Investments by Country as of March 31, 2017.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 51,513,229	15.22%
Japan	45,630,048	13.48
Switzerland	45,392,116	13.41
France	45,029,533	13.31
Germany	38,566,166	11.40
Netherlands	18,547,311	5.48
United States	16,198,164	4.79
Canada	15,542,385	4.59
Hong Kong	9,336,442	2.76
Singapore	7,439,600	2.20
Denmark	6,646,625	1.96
Taiwan	6,492,862	1.92
Italy	4,875,541	1.44
Spain	4,513,218	1.33
Israel	4,354,016	1.29
Sweden	3,708,428	1.10
China	3,657,378	1.08
Belgium	3,529,050	1.04
Brazil	3,082,239	0.91
Ireland	2,676,503	0.79
Australia	1,688,757	0.50
Total	$338,419,611	100.00%
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 39,185,810	$ 287,093,116	$ —	$ 326,278,926
Short Term Investments	—	12,140,685	—	12,140,685
Total Assets	$ 39,185,810	$ 299,233,801	$ 0	$ 338,419,611
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$307,856,837
Gross unrealized appreciation on investments	47,214,848
Gross unrealized depreciation on investments	(16,652,074)
Net unrealized appreciation on investments	$30,562,774

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.53%
156,427	Brenntag AG(a)	$ 8,767,245
12,215	Givaudan SA(a)(b)	21,999,805
219,724	Symrise AG(a)	14,612,006
12,478	Syngenta AG(a)(c)	5,487,259
		50,866,315
Communications — 1.91%
813,000	KDDI Corp(a)	21,382,549
Consumer, Cyclical — 5.74%
660,995	Bunzl PLC(a)	19,203,821
111,140	Cie Financiere Richemont SA(a)	8,786,971
1,519,307	Compass Group PLC(a)	28,665,724
3,264,883	Esprit Holdings Ltd(a)(b)(c)	2,736,307
169,800	USS Co Ltd(a)	2,843,891
80,600	Yamaha Corp(a)	2,229,785
		64,466,499
Consumer, Non-Cyclical — 36.02%
108,975	Bayer AG(a)	12,555,432
3,753,644	Brambles Ltd(a)	26,806,478
350,635	British American Tobacco PLC(a)	23,258,808
396,513	Colgate-Palmolive Co	29,020,786
529,563	Danone SA(a)	36,023,605
153,586	Experian PLC(a)	3,131,415
219,460	Heineken NV(a)	18,675,750
139,632	Intertek Group PLC(a)	6,871,313
270,100	Ito En Ltd(a)	9,875,517
631,100	Japan Tobacco Inc(a)	20,540,762
466,100	Kao Corp(a)	25,596,608
140,501	Kerry Group PLC Class A	11,046,666
201,500	Kobayashi Pharmaceutical Co Ltd(a)	9,787,160
17,900	Kose Corp(a)	1,626,768
690,535	Nestle SA(a)	52,999,784
325,000	Nihon Kohden Corp(a)	7,295,965
455,115	Reckitt Benckiser Group PLC(a)	41,542,422
378,536	RELX NV(a)	7,022,467
615,244	Rentokil Initial PLC(a)	1,902,024
42,377	Roche Holding AG(a)	10,837,227
259,000	Rohto Pharmaceutical Co Ltd(a)(b)	4,863,237
787,300	Santen Pharmaceutical Co Ltd(a)	11,435,677
190,800	Secom Co Ltd(a)	13,710,395
234,400	Terumo Corp(a)	8,148,452
256,400	Toyo Suisan Kaisha Ltd(a)	9,565,598
		404,140,316
Energy — 0.88%
695,214	Cairn Energy PLC(a)(c)	1,782,669
33,218	Core Laboratories NV(b)	3,837,344
Shares		Fair Value
Energy — (continued)
436,300	Inpex Corp(a)	$ 4,302,342
		9,922,355
Financial — 14.91%
12,471,666	Bank of Ireland(a)(c)	3,119,832
545,000	Chiba Bank Ltd(a)	3,506,894
725,000	Daiwa Securities Group Inc(a)	4,423,575
508,584	Deutsche Wohnen AG(a)	16,748,478
396,912	DNB ASA(a)(b)	6,302,398
27,997	Euler Hermes Group(a)	2,570,969
46,043	Fairfax Financial Holdings Ltd	20,953,659
537,000	Hachijuni Bank Ltd(a)	3,030,092
373,493	Hiscox Ltd(a)	5,114,822
512,384	IG Group Holdings PLC(a)	3,193,114
835,733	ING Groep NV(a)	12,623,177
261,149	Jardine Lloyd Thompson Group PLC	3,700,552
55,423	Julius Baer Group Ltd(a)	2,768,713
67,982	Jyske Bank A/S(a)	3,438,411
76,003	LEG Immobilien AG(a)	6,229,986
901,680	Mebuki Financial Group Inc(a)	3,603,125
802,600	North Pacific Bank Ltd(a)	3,044,256
258,300	Sumitomo Mitsui Financial Group Inc(a)	9,401,802
1,085,333	Svenska Handelsbanken AB Class A(a)	14,873,465
90,145	Sydbank A/S(a)	3,124,465
285,756	TAG Immobilien AG(a)	3,844,843
823,312	UBS Group AG(a)	13,160,324
525,772	Vonovia SE(a)	18,523,993
		167,300,945
Industrial — 13.94%
584,502	Cobham PLC(a)(b)	973,752
312,589	GEA Group AG(a)	13,279,916
8,301	Geberit AG(a)	3,576,992
70,400	Glory Ltd(a)	2,314,693
727,226	Halma PLC(a)	9,322,759
90,395	Hirose Electric Co Ltd(a)	12,523,300
715,350	IMI PLC(a)	10,693,466
222,815	Legrand SA(a)	13,412,964
216,800	MISUMI Group Inc(a)	3,935,859
88,416	Nordson Corp	10,861,022
206,600	Omron Corp(a)	9,077,763
458,953	Orica Ltd(a)	6,168,896
24,430	Schindler Holding AG(a)	4,725,651
198,050	Schneider Electric SE(a)	14,550,530
187,742	Spectris PLC(a)	5,867,458
163,305	Spirax-Sarco Engineering PLC(a)	9,760,344
45,280	Wartsila OYJ Abp(a)	2,420,811
897,900	Yamato Holdings Co Ltd(a)	18,814,828

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
263,700	Yokogawa Electric Corp(a)	$ 4,158,767
		156,439,771
Technology — 16.32%
418,467	Amadeus IT Holding SA Class A(a)	21,203,203
136,946	Analog Devices Inc	11,222,725
97,049	ANSYS Inc(c)	10,371,627
67,524	ASM International NV(a)	3,786,326
661,617	Cadence Design Systems Inc(c)	20,774,774
60,487	Check Point Software Technologies Ltd(c)	6,209,595
101,378	Dassault Systemes(a)	8,768,390
730,121	Infineon Technologies AG(a)	14,943,673
70,299	Neopost SA(a)	2,695,459
562,957	Nomura Research Institute Ltd(a)	20,753,318
113,832	NVIDIA Corp	12,399,720
158,000	Obic Co Ltd(a)	7,548,387
851,540	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	27,964,574
179,297	Texas Instruments Inc	14,444,166
		183,085,937
TOTAL COMMON STOCK — 94.25% (Cost $908,405,603)		$ 1,057,604,687
PREFERRED STOCK
Consumer, Non-Cyclical — 2.63%
229,762	Henkel AG & Co KGaA(a)	29,449,873
TOTAL PREFERRED STOCK — 2.63% (Cost $22,916,198)		$ 29,449,873
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.49%
$28,000,000	Federal Farm Credit Banks Funding Corp 0.51%, 04/03/2017	$ 27,999,222
Repurchase Agreements — 1.78%
4,738,976	Undivided interest of 3.99% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $4,738,976 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(d)	4,738,976
4,738,976	Undivided interest of 4.01% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $4,738,976 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(d)	4,738,976
997,228	Undivided interest of 4.12% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $997,228 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(d)	997,228

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,738,976	Undivided interest of 5.22% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $4,738,976 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(d)	$ 4,738,976
4,738,976	Undivided interest of 5.80% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $4,738,976 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(d)	4,738,976
19,953,132
SHORT TERM INVESTMENTS — 4.27% (Cost $47,952,354)		$ 47,952,354
TOTAL INVESTMENTS — 101.15% (Cost $979,274,155)		$ 1,135,006,914
OTHER ASSETS & LIABILITIES, NET — (1.15)%		$ (12,892,789)
TOTAL NET ASSETS — 100.00%		$ 1,122,114,125
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At March 31, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	297,000	USD	323,568	August 2017	$(4,382)
BNP	EUR	759,000	USD	826,703	August 2017	(11,005)
BNP	USD	1,196,879	JPY	131,938,000	August 2017	4,137
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	EUR	396,000	USD	431,406	August 2017	$(5,825)
CIT	USD	597,881	JPY	65,970,000	August 2017	1,501
HSB	EUR	4,406,000	USD	4,792,620	August 2017	(57,490)
HSB	USD	15,062,454	JPY	1,661,669,000	August 2017	40,685
JPM	EUR	1,385,000	USD	1,509,290	August 2017	(20,830)
JPM	USD	10,491,456	JPY	1,158,519,000	August 2017	18,248
MS	EUR	957,000	USD	1,042,671	August 2017	(14,182)
MS	USD	6,134,143	JPY	676,185,000	August 2017	21,316
UBS	EUR	495,000	USD	539,253	August 2017	(7,276)
UBS	USD	1,948,128	JPY	215,009,000	August 2017	4,410
					Net Depreciation	$(30,693)
Counterparty Abbreviations:
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of March 31, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 259,341,365	22.85%
United Kingdom	173,760,693	15.31
United States	157,047,173	13.84
Germany	138,955,445	12.24
Switzerland	124,342,727	10.95
France	78,021,918	6.87
Netherlands	38,922,596	3.43
Australia	32,975,374	2.91
Taiwan	27,964,574	2.46
Spain	21,203,203	1.87
Canada	20,953,659	1.85
Ireland	17,297,913	1.52
Sweden	14,873,465	1.31
Denmark	6,562,876	0.58
Norway	6,302,398	0.56
Israel	6,209,595	0.55
Bermuda	5,114,822	0.45
Hong Kong	2,736,307	0.24
Finland	2,420,811	0.21
Total	$1,135,006,914	100.00%
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 182,807,209	$ 874,797,478	$ —	$ 1,057,604,687
Preferred Stock	—	29,449,873	—	29,449,873
Short Term Investments	—	47,952,354	—	47,952,354
Total investments, at fair value:	182,807,209	952,199,705	0	1,135,006,914
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	90,296	—	90,296
Total Assets	$ 182,807,209	$ 952,290,001	$ —	$ 1,135,097,210
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (120,989)	$ —	$ (120,989)
Total Liabilities	$ —	$ (120,989)	$ —	$ (120,989)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2017, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	$5,487,259	-
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

March 31, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$982,251,722
Gross unrealized appreciation on investments	182,568,709
Gross unrealized depreciation on investments	(29,813,517)
Net unrealized appreciation on investments	$152,755,192
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $47,926,820 in forward contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.31%
38,260	International Flavors & Fragrances Inc	$ 5,070,598
15,273	LyondellBasell Industries NV Class A	1,392,745
13,088	Sherwin-Williams Co	4,059,766
		10,523,109
Communications — 20.74%
57,181	Alphabet Inc Class C(a)	47,435,070
49,319	Amazon.com Inc(a)	43,723,266
318,848	Comcast Corp Class A	11,985,496
101,369	Facebook Inc Class A(a)	14,399,467
18,414	MercadoLibre Inc	3,894,009
44,693	Netflix Inc(a)	6,606,072
4,062	Priceline Group Inc(a)	7,230,238
114,890	Snap Inc Class A(a)(b)	2,588,472
155,347	Time Warner Inc	15,178,956
21,602	VeriSign Inc(a)(b)	1,881,750
103,497	Walt Disney Co	11,735,525
		166,658,321
Consumer, Cyclical — 13.60%
171,430	CVS Health Corp	13,457,255
194,834	Delta Air Lines Inc	8,954,571
220,090	Home Depot Inc	32,315,815
45,261	Las Vegas Sands Corp	2,583,045
69,180	Newell Brands Inc	3,263,221
73,707	NIKE Inc Class B	4,107,691
21,164	O'Reilly Automotive Inc(a)	5,710,894
174,643	Ross Stores Inc	11,503,734
88,675	Southwest Airlines Co	4,767,168
152,914	Starbucks Corp	8,928,648
11,585	Tesla Motors Inc(a)(b)	3,224,105
36,812	Ulta Salon Cosmetics & Fragrance Inc(a)	10,499,887
		109,316,034
Consumer, Non-Cyclical — 24.39%
50,497	Allergan PLC	12,064,743
33,752	Becton Dickinson & Co	6,191,467
234,282	Boston Scientific Corp(a)	5,826,593
132,305	Celgene Corp(a)	16,462,711
62,142	Colgate-Palmolive Co	4,548,173
21,424	Constellation Brands Inc Class A	3,472,188
23,190	DexCom Inc(a)	1,964,889
92,014	Ecolab Inc	11,533,035
26,300	Edwards Lifesciences Corp(a)	2,474,041
94,678	Gilead Sciences Inc	6,430,530
58,902	Hershey Co	6,435,043
8,974	Humana Inc	1,849,900
17,607	Illumina Inc(a)	3,004,458
13,409	Incyte Corp(a)	1,792,381
14,527	Intuitive Surgical Inc(a)	11,134,510
71,349	Johnson & Johnson	8,886,518
47,729	Kimberly-Clark Corp	6,282,568
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
108,116	Medtronic PLC	$ 8,709,825
105,798	Monster Beverage Corp(a)	4,884,694
88,494	PayPal Holdings Inc(a)	3,807,012
109,977	PepsiCo Inc	12,302,027
5,096	Regeneron Pharmaceuticals Inc(a)	1,974,751
169,180	Reynolds American Inc	10,661,724
39,186	S&P Global Inc	5,123,178
111,296	Thermo Fisher Scientific Inc	17,095,065
23,610	United Rentals Inc(a)	2,952,430
22,790	UnitedHealth Group Inc	3,737,788
101,589	Vantiv Inc Class A(a)	6,513,887
72,205	Vertex Pharmaceuticals Inc(a)	7,895,617
		196,011,746
Energy — 1.45%
203,744	Cabot Oil & Gas Corp	4,871,519
21,002	Pioneer Natural Resources Co	3,911,202
36,388	Schlumberger Ltd	2,841,903
		11,624,624
Financial — 10.19%
243,552	Charles Schwab Corp	9,939,357
7,087	Equinix Inc REIT	2,837,422
293,283	Intercontinental Exchange Inc	17,558,853
91,247	Marsh & McLennan Cos Inc	6,742,241
287,571	MasterCard Inc Class A	32,343,111
66,969	Morgan Stanley	2,868,952
9,270	SVB Financial Group(a)	1,725,054
88,068	Visa Inc Class A	7,826,603
		81,841,593
Industrial — 6.42%
16,970	Acuity Brands Inc	3,461,880
110,705	Amphenol Corp Class A	7,878,875
43,966	Honeywell International Inc	5,490,034
173,417	Masco Corp	5,894,444
11,512	Northrop Grumman Corp	2,738,014
70,380	Raytheon Co	10,732,950
13,160	Rockwell Automation Inc	2,049,144
22,443	Roper Technologies Inc(b)	4,634,255
48,814	United Technologies Corp	5,477,419
26,680	Vulcan Materials Co	3,214,406
		51,571,421
Technology — 20.68%
172,331	Activision Blizzard Inc	8,592,424
135,608	Adobe Systems Inc(a)	17,646,669
299,467	Apple Inc	43,021,429
160,546	Applied Materials Inc	6,245,239
87,404	Broadcom Ltd	19,137,980
110,755	Cognizant Technology Solutions Corp Class A(a)	6,592,138
65,774	Electronic Arts Inc(a)	5,888,089
518,267	Microsoft Corp	34,133,065

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
118,915	NVIDIA Corp	$ 12,953,411
5,422	NXP Semiconductors NV(a)	561,177
36,858	Salesforce.com Inc(a)	3,040,416
78,464	ServiceNow Inc(a)	6,863,246
24,646	Splunk Inc(a)	1,535,199
		166,210,482
TOTAL COMMON STOCK — 98.78% (Cost $657,158,988)		$ 793,757,330
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.18%
$9,500,000	Federal Home Loan Mortgage Corp 0.71%, 04/03/2017	9,499,631
Repurchase Agreements — 1.56%
2,965,646	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $2,965,646 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	2,965,646
2,965,646	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $2,965,646 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	2,965,646
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 624,158	Undivided interest of 2.58% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $624,158 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	$ 624,158
2,965,646	Undivided interest of 3.27% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $2,965,646 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(c)	2,965,646
2,965,646	Undivided interest of 3.63% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $2,965,646 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	2,965,646
12,486,742
SHORT TERM INVESTMENTS — 2.74% (Cost $21,986,373)		$ 21,986,373
TOTAL INVESTMENTS — 101.52% (Cost $679,145,361)		$ 815,743,703
OTHER ASSETS & LIABILITIES, NET — (1.52)%		$ (12,221,343)
TOTAL NET ASSETS — 100.00%		$ 803,522,360

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 793,757,330	$ —	$ —	$ 793,757,330
Short Term Investments	—	21,986,373	—	21,986,373
Total Assets	$ 793,757,330	$ 21,986,373	$ 0	$ 815,743,703
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$681,702,078
Gross unrealized appreciation on investments	144,822,873
Gross unrealized depreciation on investments	(10,781,248)
Net unrealized appreciation on investments	$134,041,625

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.85%
5,145	AK Steel Holding Corp(a)	$ 36,993
3,812	American Vanguard Corp	63,279
4,316	Carpenter Technology Corp	160,987
13,539	Fairmount Santrol Holdings Inc(a)(b)	99,241
5,241	Ferro Corp(a)	79,611
1,989	FMC Corp	138,414
1,056	Innophos Holdings Inc	56,992
2,199	Koppers Holdings Inc(a)	93,128
1,106	Minerals Technologies Inc	84,720
1,844	Reliance Steel & Aluminum Co	147,557
8,167	Ryerson Holding Corp(a)	102,904
7,300	Smart Sand Inc(a)(b)	118,625
5,951	Steel Dynamics Inc	206,857
1,348	United States Steel Corp	45,576
1,402	WR Grace & Co	97,733
		1,532,617
Communications — 5.82%
5,176	8x8 Inc(a)	78,934
7,731	A10 Networks Inc(a)	70,739
901	Arista Networks Inc(a)	119,175
5,802	Blucora Inc(a)	100,375
13,518	Chegg Inc(a)(b)	114,092
13,450	Ciena Corp(a)	317,554
3,214	Cogent Communications Holdings Inc	138,363
2,425	FTD Cos Inc(a)	48,839
1,941	Gigamon Inc(a)	69,002
16,070	Groupon Inc(a)	63,155
9,714	Houghton Mifflin Harcourt Co(a)	98,597
1,257	InterDigital Inc	108,479
1,902	Liberty Media Corp-Liberty SiriusXM(a)	73,760
9,258	Mimecast Ltd(a)	207,287
1,913	Nexstar Broadcasting Group Inc Class A	134,197
8,864	Oclaro Inc(a)(b)	87,044
9,074	Pandora Media Inc(a)(b)	107,164
1,225	Plantronics Inc	66,285
1,468	Proofpoint Inc(a)(b)	109,160
5,452	Shopify Inc Class A(a)(b)	371,227
905	Stamps.com Inc(a)(b)	107,107
1,580	Ubiquiti Networks Inc(a)(b)	79,411
7,419	Vonage Holdings Corp(a)	46,888
7,090	West Corp	173,138
8,558	Zendesk Inc(a)	239,966
		3,129,938
Consumer, Cyclical — 11.70%
5,002	American Eagle Outfitters Inc(b)	70,178
4,881	At Home Group Inc(a)	73,996
1,456	Beacon Roofing Supply Inc(a)	71,577
984	Big Lots Inc(b)	47,901
2,275	Brunswick Corp	139,230
2,591	Burlington Stores Inc(a)	252,078
Shares		Fair Value
Consumer, Cyclical — (continued)
1,951	CalAtlantic Group Inc(b)	$ 73,065
1,660	Carrols Restaurant Group Inc(a)	23,489
796	Cavco Industries Inc(a)	92,654
1,255	Cedar Fair LP	85,102
2,202	Century Communities Inc(a)	55,931
1,503	Cheesecake Factory Inc	95,230
13,087	Chico's FAS Inc	185,835
1,013	Children's Place Inc	121,611
1,162	Cooper-Standard Holding Inc(a)	128,901
5,219	Copart Inc(a)(b)	323,213
17,946	Del Taco Restaurants Inc(a)	237,964
4,678	Dick's Sporting Goods Inc	227,631
1,730	Duluth Holdings Inc Class B(a)	36,832
1,520	Ethan Allen Interiors Inc	46,588
12,422	Extended Stay America Inc	198,007
6,232	Foundation Building Materials Inc(a)	99,525
4,795	Fox Factory Holding Corp(a)	137,616
2,790	G-III Apparel Group Ltd(a)	61,073
5,003	Gentherm Inc(a)	196,368
1,745	Hawaiian Holdings Inc(a)	81,055
11,612	IMAX Corp(a)(b)	394,808
667	Installed Building Products Inc(a)	35,184
635	iRobot Corp(a)	41,999
3,101	JetBlue Airways Corp(a)	63,912
6,075	Kate Spade & Co(a)	141,122
10,056	LGI Homes Inc(a)(b)	340,999
3,313	Lions Gate Entertainment Corp Class A(b)	87,993
3,313	Lions Gate Entertainment Corp Class B(a)	80,771
9,463	Malibu Boats Inc Class A(a)	212,444
1,383	Marcus Corp	44,394
1,076	MarineMax Inc(a)	23,295
2,982	MCBC Holdings Inc	48,219
794	Oxford Industries Inc	45,464
11,254	Party City Holdco Inc(a)(b)	158,119
4,060	Penn National Gaming Inc(a)	74,826
3,002	Perry Ellis International Inc(a)	64,483
4,658	Regal Entertainment Group Class A	105,178
7,660	REV Group Inc(a)	211,186
1,910	Spirit Airlines Inc(a)	101,364
10,525	Sportsman's Warehouse Holdings Inc(a)	50,310
1,727	Steven Madden Ltd(a)	66,576
1,602	Universal Electronics Inc(a)	109,737
13,114	Wabash National Corp(b)	271,329
2,480	Wolverine World Wide Inc	61,926
1,746	Wyndham Worldwide Corp	147,170
8,000	Zoe's Kitchen Inc(a)(b)	148,000
		6,293,458
Consumer, Non-Cyclical — 24.86%
1,632	ACADIA Pharmaceuticals Inc(a)(b)	56,108
1,866	Acceleron Pharma Inc(a)(b)	49,393
2,364	Achaogen Inc(a)(b)	59,644

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
704	Aerie Pharmaceuticals Inc(a)(b)	$ 31,926
2,462	Alarm.com Holdings Inc(a)	75,682
5,567	Albany Molecular Research Inc(a)(b)	78,105
5,429	Alder Biopharmaceuticals Inc(a)	112,923
1,052	Alkermes PLC(a)	61,542
1,782	Alnylam Pharmaceuticals Inc(a)	91,328
5,499	AMN Healthcare Services Inc(a)	223,259
1,388	Analogic Corp	105,349
1,056	ANI Pharmaceuticals Inc(a)(b)	52,283
3,500	Ardelyx Inc(a)(b)	44,275
6,637	Array BioPharma Inc(a)	59,335
8,726	AtriCure Inc(a)(b)	167,103
1,502	Axovant Sciences Ltd(a)	22,440
1,501	BioSpecifics Technologies Corp(a)	82,255
2,814	Bioverativ Inc(a)	153,250
5,089	Blueprint Medicines Corp(a)	203,509
4,076	Calithera Biosciences Inc(a)	47,078
1,920	Cambrex Corp(a)	105,696
14,530	Cardiome Pharma Corp(a)	43,590
6,514	Central Garden & Pet Co Class A(a)	226,166
30,942	Cerus Corp(a)(b)	137,692
1,257	Charles River Laboratories International Inc(a)	113,067
3,956	ChemoCentryx Inc(a)	28,800
3,604	Clovis Oncology Inc(a)(b)	229,467
3,109	Coherus Biosciences Inc(a)(b)	65,755
1,415	CONMED Corp	62,840
11,227	Corcept Therapeutics Inc(a)(b)	123,048
4,152	CytomX Therapeutics Inc(a)(b)	71,705
783	Deluxe Corp	56,509
3,045	DexCom Inc(a)	258,003
1,224	Eagle Pharmaceuticals Inc(a)(b)	101,519
4,865	Emergent BioSolutions Inc(a)	141,280
816	Envision Healthcare Corp(a)	50,037
3,502	Exelixis Inc(a)	75,888
2,346	Five Prime Therapeutics Inc(a)	84,808
5,776	Flexion Therapeutics Inc(a)	155,432
3,180	Foundation Medicine Inc(a)(b)	102,555
963	Galapagos NV ADR(a)	83,001
8,944	GenMark Diagnostics Inc(a)(b)	114,662
2,473	Genomic Health Inc(a)	77,875
2,226	Glaukos Corp(a)	114,194
1,976	Global Blood Therapeutics Inc(a)(b)	72,816
1,949	Globus Medical Inc Class A(a)	57,729
3,163	Hackett Group Inc	61,647
3,727	Halozyme Therapeutics Inc(a)(b)	48,302
1,287	Halyard Health Inc(a)	49,022
9,610	HealthEquity Inc(a)	407,944
2,046	HealthSouth Corp	87,589
5,925	Horizon Pharma PLC(a)	87,572
3,203	ICF International Inc(a)	132,284
3,354	ICON PLC(a)	267,381
1,377	ICU Medical Inc(a)	210,268
1,916	Impax Laboratories Inc(a)	24,237
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,536	INC Research Holdings Inc Class A(a)	$ 70,426
4,572	Inogen Inc(a)	354,604
2,649	Integer Holdings Corp(a)	106,490
2,143	Integra LifeSciences Holdings Corp(a)	90,285
3,405	Intrexon Corp(a)(b)	67,487
2,641	iRhythm Technologies Inc(a)(b)	99,302
1,235	Jazz Pharmaceuticals PLC(a)	179,236
8,549	K2M Group Holdings Inc(a)	175,340
4,324	KAR Auction Services Inc	188,829
1,261	Kite Pharma Inc(a)	98,976
1,444	Landauer Inc	70,395
1,866	Lannett Co Inc(a)(b)	41,705
2,769	Lexicon Pharmaceuticals Inc(a)(b)	39,707
1,810	LifePoint Health Inc(a)	118,555
680	Ligand Pharmaceuticals Inc(a)(b)	71,971
2,164	Loxo Oncology Inc(a)	91,061
2,567	Medicines Co(a)(b)	125,526
702	MGP Ingredients Inc	38,069
9,312	MiMedx Group Inc(a)(b)	88,743
1,148	Molina Healthcare Inc(a)	52,349
2,633	Monro Muffler Brake Inc	137,179
1,094	Neurocrine Biosciences Inc(a)	47,370
2,578	Nevro Corp(a)(b)	241,559
6,067	Nomad Foods Ltd(a)	69,467
9,935	Novocure Ltd(a)(b)	80,474
2,261	Nutraceutical International Corp	70,430
651	NuVasive Inc(a)	48,617
1,601	NxStage Medical Inc(a)	42,955
6,510	On Assignment Inc(a)	315,930
12,043	Pacific Biosciences of California Inc(a)(b)	62,262
4,880	Pacira Pharmaceuticals Inc(a)	222,528
1,839	Penumbra Inc(a)	153,465
9,360	Performance Food Group Co(a)	222,768
1,008	PharMerica Corp(a)	23,587
1,074	Portola Pharmaceuticals Inc(a)	42,090
2,946	Premier Inc Class A(a)	93,771
1,101	Prestige Brands Holdings Inc(a)	61,172
1,637	Prothena Corp PLC(a)(b)	91,328
1,673	Puma Biotechnology Inc(a)	62,236
4,742	Quanta Services Inc(a)	175,976
1,982	Radius Health Inc(a)(b)	76,604
5,849	Repligen Corp(a)	205,885
7,409	RPX Corp(a)	88,908
2,046	Sage Therapeutics Inc(a)	145,409
5,644	Snyder's-Lance Inc	227,510
787	SodaStream International Ltd(a)	38,114
1,194	Spark Therapeutics Inc(a)	63,688
15,462	Spectranetics Corp(a)(b)	450,331
1,353	STERIS Corp	93,979
3,933	Sucampo Pharmaceuticals Inc Class A(a)	43,263
9,924	Surgery Partners Inc(a)(b)	193,518
2,409	Tactile Systems Technology Inc(a)(b)	45,651

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,413	Teladoc Inc(a)(b)	$ 185,325
993	TESARO Inc(a)(b)	152,793
3,929	Tivity Health Inc(a)	114,334
1,065	Ultragenyx Pharmaceutical Inc(a)(b)	72,186
4,037	Vantiv Inc Class A(a)	258,852
2,874	Vector Group Ltd(b)	59,779
3,492	Versartis Inc(a)	74,554
2,906	VWR Corp(a)	81,949
7,979	Wright Medical Group NV(a)	248,306
4,871	Xencor Inc(a)	116,514
		13,378,839
Energy — 1.85%
6,774	Callon Petroleum Co(a)	89,146
1,244	Diamondback Energy Inc(a)	129,021
2,278	Gulfport Energy Corp(a)	39,159
9,369	Keane Group Inc(a)(b)	133,977
9,427	Oasis Petroleum Inc(a)	134,429
6,973	Pioneer Energy Services Corp(a)	27,892
7,283	QEP Resources Inc(a)	92,567
8,270	Ring Energy Inc(a)	89,481
13,608	SRC Energy Inc(a)(b)	114,852
5,986	SunCoke Energy Inc(a)	53,635
4,820	TPI Composites Inc(a)(b)	91,628
		995,787
Financial — 10.06%
3,551	AmTrust Financial Services Inc(b)	65,551
4,177	Argo Group International Holdings Ltd	283,201
2,170	Bank of the Ozarks Inc	112,862
3,915	BofI Holding Inc(a)(b)	102,299
1,515	Bridge Bancorp Inc	53,025
2,131	Bryn Mawr Bank Corp	84,174
2,807	Capstar Financial Holdings Inc(a)	53,529
8,448	CenterState Banks Inc	218,803
2,650	Chesapeake Lodging Trust REIT	63,494
3,188	Customers Bancorp Inc(a)	100,518
2,912	E*TRADE Financial Corp(a)	101,600
1,234	Encore Capital Group Inc(a)	38,007
11,201	Essent Group Ltd(a)	405,140
3,744	Evercore Partners Inc Class A	291,658
2,759	FCB Financial Holdings Inc Class A(a)	136,708
23,500	First BanCorp(a)	132,775
1,357	First Interstate BancSystem Inc Class A	53,805
4,198	Greenhill & Co Inc	123,001
1,987	Hamilton Lane Inc Class A(a)	37,097
1,936	Heritage Commerce Corp	27,298
1,279	Independent Bank Group Inc	82,240
2,907	Lakeland Bancorp Inc	56,977
1,764	Lazard Ltd LP Class A	81,126
2,470	Live Oak Bancshares Inc(b)	53,475
Shares		Fair Value
Financial — (continued)
1,743	National Health Investors Inc REIT	$ 126,594
3,473	Pacific Premier Bancorp Inc(a)	133,884
347	Pinnacle Financial Partners Inc	23,058
1,716	Piper Jaffray Cos	109,567
5,142	QTS Realty Trust Inc Class A	250,672
2,458	RE/MAX Holdings Inc Class A	146,128
1,002	Ryman Hospitality Properties Inc REIT	61,954
4,028	ServisFirst Bancshares Inc(b)	146,539
909	Signature Bank(a)	134,887
9,036	SLM Corp(a)	109,336
3,669	STAG Industrial Inc REIT	91,798
4,604	Stifel Financial Corp(a)	231,075
1,578	SVB Financial Group(a)	293,650
814	Texas Capital Bancshares Inc(a)	67,928
3,466	Uniti Group Inc REIT(a)	89,596
10,472	Virtu Financial Inc Class A	178,024
1,444	Virtus Investment Partners Inc	152,920
1,052	WageWorks Inc(a)	76,060
1,729	Webster Financial Corp	86,519
3,007	Western Alliance Bancorp(a)	147,614
		5,416,166
Industrial — 16.72%
2,788	Advanced Energy Industries Inc(a)	191,145
3,115	AECOM (a)	110,863
6,794	Air Transport Services Group Inc(a)	109,044
2,090	Altra Industrial Motion Corp	81,405
5,044	AO Smith Corp	258,051
5,604	Apogee Enterprises Inc	334,054
4,405	Applied Optoelectronics Inc(a)(b)	247,341
1,331	Argan Inc	88,046
1,139	AZZ Inc	67,770
845	Belden Inc	58,466
9,074	Boise Cascade Co(a)	242,276
4,682	Builders FirstSource Inc(a)	69,762
3,611	CECO Environmental Corp	37,952
3,481	Columbus McKinnon Corp	86,398
4,740	Continental Building Products Inc(a)	116,130
9,822	Control4 Corp(a)	155,089
3,246	DXP Enterprises Inc(a)	122,926
1,540	Dycom Industries Inc(a)	143,143
1,898	EnerSys	149,828
3,507	EnPro Industries Inc	249,558
1,549	Fabrinet (a)	65,104
9,011	Forterra Inc(a)	175,714
17,948	GasLog Ltd(b)	275,502
2,884	Genesee & Wyoming Inc Class A(a)	195,708
5,993	Granite Construction Inc	300,789
2,923	Greenbrier Cos Inc(b)	125,981
3,010	Hillenbrand Inc	107,908
3,274	Hub Group Inc Class A(a)	151,914
2,535	JELD-WEN Holding Inc(a)	83,275

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,567	Kadant Inc	$ 93,001
5,794	KapStone Paper & Packaging Corp	133,841
7,429	Kratos Defense & Security Solutions Inc(a)	57,798
804	Littelfuse Inc	128,568
2,375	Masonite International Corp(a)	188,219
5,131	MasTec Inc(a)	205,496
1,414	Matson Inc	44,909
1,329	MSA Safety Inc	93,947
19,557	NCI Building Systems Inc(a)	335,402
3,293	NN Inc	82,984
5,576	NV5 Global Inc(a)	209,658
1,240	Orbital ATK Inc	121,520
2,539	OSI Systems Inc(a)	185,322
3,850	Patrick Industries Inc(a)	272,965
28,429	PGT Inc(a)	305,612
2,081	Plexus Corp(a)	120,282
1,995	Primoris Services Corp	46,324
464	Rogers Corp(a)	39,844
3,471	Saia Inc(a)	153,765
2,534	Sensata Technologies Holding NV(a)	110,660
3,914	SPX Corp(a)	94,914
1,548	Standex International Corp	155,032
1,404	Stericycle Inc(a)	116,378
8,653	Summit Materials Inc Class A(a)	213,816
7,301	Swift Transportation Co(a)(b)	149,962
909	SYNNEX Corp	101,753
3,276	Tetra Tech Inc	133,825
1,638	Trinseo SA	109,910
4,005	Tutor Perini Corp(a)	127,359
3,870	US Concrete Inc(a)(b)	249,808
791	Wabtec Corp(b)	61,698
2,230	Woodward Inc	151,462
		8,997,176
Technology — 21.69%
10,615	2U Inc(a)	420,991
10,651	Acxiom Corp(a)	303,234
2,737	Alteryx Inc Class A(a)	42,779
1,078	Ambarella Inc(a)(b)	58,977
7,442	Amber Road Inc(a)	57,452
2,107	Aspen Technology Inc(a)	124,144
1,452	athenahealth Inc(a)(b)	163,626
5,210	Atlassian Corp PLC Class A(a)	156,039
1,242	Axcelis Technologies Inc(a)	23,350
6,305	Benefitfocus Inc(a)(b)	176,225
1,338	Blackline Inc(a)(b)	39,819
5,902	Box Inc Class A(a)	96,262
9,851	Cadence Design Systems Inc(a)	309,321
7,130	Carbonite Inc(a)	144,739
1,381	Cavium Inc(a)	98,962
9,025	CEVA Inc(a)	320,387
848	Cirrus Logic Inc(a)	51,465
1,672	CommVault Systems Inc(a)	84,938
2,952	Convergys Corp	62,435
Shares		Fair Value
Technology — (continued)
4,898	Cornerstone OnDemand Inc(a)	$ 190,483
3,914	Cray Inc(a)	85,717
4,147	CyberArk Software Ltd(a)	210,958
20,204	Cypress Semiconductor Corp	278,007
20,271	Evolent Health Inc Class A(a)(b)	452,043
8,998	Five9 Inc(a)	148,107
27,185	FormFactor Inc(a)	322,142
2,999	Fortinet Inc(a)	115,012
10,123	Hortonworks Inc(a)	99,307
1,601	Inphi Corp(a)	78,161
5,451	Instructure Inc(a)(b)	127,553
4,577	Integrated Device Technology Inc(a)	108,338
1,886	j2 Global Inc	158,254
8,431	Kornit Digital Ltd(a)	161,032
2,253	MACOM Technology Solutions Holdings Inc(a)	108,806
4,062	Materialise NV ADR(a)	36,964
7,157	MaxLinear Inc Class A(a)	200,754
2,756	Medidata Solutions Inc(a)	158,994
1,885	Mercury Systems Inc(a)	73,609
8,507	Microsemi Corp(a)	438,366
2,768	Mindbody Inc Class A(a)	75,982
2,609	MKS Instruments Inc	179,369
10,290	MobileIron Inc(a)	44,761
1,789	Monolithic Power Systems Inc	164,767
896	MTS Systems Corp	49,325
4,928	Nanometrics Inc(a)	150,107
4,116	NCR Corp(a)	188,019
2,954	NetScout Systems Inc(a)	112,104
6,206	New Relic Inc(a)(b)	230,056
11,878	Nuance Communications Inc(a)	205,608
8,734	ON Semiconductor Corp(a)	135,290
1,537	Power Integrations Inc	101,058
4,479	PROS Holdings Inc(a)	108,347
6,372	PTC Inc(a)	334,849
4,023	Pure Storage Inc Class A(a)(b)	39,546
4,778	QAD Inc Class A	133,067
13,505	RealPage Inc(a)	471,324
1,210	Semtech Corp(a)	40,898
1,132	ServiceNow Inc(a)	99,016
844	Silicon Laboratories Inc(a)	62,076
3,588	Silicon Motion Technology Corp ADR	167,739
12,777	SS&C Technologies Holdings Inc	452,306
3,152	Super Micro Computer Inc(a)	79,903
2,851	Synchronoss Technologies Inc(a)	69,564
1,402	Take-Two Interactive Software Inc(a)	83,097
8,232	Talend SA ADR(a)	245,149
13,096	Teradyne Inc	407,286
8,372	Tower Semiconductor Ltd(a)(b)	192,975
720	Tyler Technologies Inc(a)	111,283
787	Ultimate Software Group Inc(a)	153,630
4,079	Veeva Systems Inc Class A(a)	209,171
1,936	Verint Systems Inc(a)	83,974
4,884	Vocera Communications Inc(a)	121,270

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
2,443	Xperi Corp	$ 82,940
		11,673,608
TOTAL COMMON STOCK — 95.55% (Cost $43,273,663)		$ 51,417,589
EXCHANGE TRADED FUNDS
5,006	iShares Russell 2000 Growth ETF(b)	809,270

EXCHANGE TRADED FUNDS — 1.50% (Cost $797,155)		$ 809,270
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 15.99%
$1,999,089	Repurchase agreement (principal amount/value $2,000,000 with a maturity value of $2,000,128) with HSBC Securities (USA) Inc, 0.77%, dated 3/31/17 to be repurchased at $1,999,089 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 5/15/25 - 11/15/45, with a value of $2,040,001.(c)	1,999,089
1,999,089	Repurchase agreement (principal amount/value $2,000,000 with a maturity value of $2,000,135) with Daiwa Capital Markets America Inc, 0.81%, dated 3/31/17 to be repurchased at $1,999,089 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 6/15/18 - 2/15/45, with a value of $2,040,000.(c)	1,999,089
1,999,089	Repurchase agreement (principal amount/value $2,000,000 with a maturity value of $2,000,137) with Merrill Lynch, Pierce, Fenner & Smith, 0.82%, dated 3/31/17 to be repurchased at $1,999,089 on 4/3/17 collateralized by U.S. Treasury securities, 2.88% - 3.38%, 8/15/45 - 9/9/49, with a value of $2,040,000.(c)	1,999,089
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 604,898	Undivided interest of 0.51% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $604,898 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	$ 604,898
1,999,089	Undivided interest of 76.33% in a repurchase agreement (principal amount/value $2,620,278 with a maturity value of $2,620,448) with RBC Capital Markets Corp, 0.78%, dated 3/31/17 to be repurchased at $1,999,089 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 5/15/17 - 8/15/41, with a value of $2,672,685.(c)	1,999,089
SHORT TERM INVESTMENTS — 15.99% (Cost $8,601,254)		$ 8,601,254
TOTAL INVESTMENTS — 113.04% (Cost $52,672,072)		$ 60,828,113
OTHER ASSETS & LIABILITIES, NET — (13.04)%		$ (7,015,828)
TOTAL NET ASSETS — 100.00%		$ 53,812,285

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 51,417,589	$ —	$ —	$ 51,417,589
Exchange Traded Funds	809,270	—	—	809,270
Short Term Investments	—	8,601,254	—	8,601,254
Total Assets	$ 52,226,859	$ 8,601,254	$ 0	$ 60,828,113
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$53,499,022
Gross unrealized appreciation on investments	9,673,514
Gross unrealized depreciation on investments	(2,344,423)
Net unrealized appreciation on investments	$7,329,091

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Financial — 0.30%
$1,806,000	MGIC Investment Corp 5.00%, 05/01/2017	$ 1,806,000
TOTAL CONVERTIBLE BONDS — 0.30% (Cost $1,802,772)		$ 1,806,000
Shares
COMMON STOCK
Basic Materials — 2.43%
35,300	Air Products & Chemicals Inc	4,775,737
19,742	ArcelorMittal (a)(b)	164,846
93,564	Dow Chemical Co	5,945,056
46,221	EI du Pont de Nemours & Co	3,712,933
		14,598,572
Communications — 11.00%
10,629	Alphabet Inc Class C(a)	8,817,393
299,100	AT&T Inc	12,427,605
62,000	CBS Corp Class B	4,300,320
64,400	CenturyLink Inc(b)	1,517,908
13,403	Charter Communications Inc Class A(a)	4,387,070
157,450	Cisco Systems Inc	5,321,810
344,400	Comcast Corp Class A	12,945,996
75,100	Liberty Global PLC Class C(a)	2,631,504
52,610	Time Warner Inc	5,140,523
113,756	Verizon Communications Inc	5,545,605
116,681	Vodafone Group PLC Sponsored ADR(b)	3,083,879
		66,119,613
Consumer, Cyclical — 4.16%
48,200	CVS Health Corp	3,783,700
58,300	Delphi Automotive PLC	4,692,567
125,500	General Motors Co	4,437,680
65,538	Hilton Worldwide Holdings Inc	3,831,351
105,500	PulteGroup Inc	2,484,525
107,900	Southwest Airlines Co	5,800,704
		25,030,527
Consumer, Non-Cyclical — 17.88%
90,100	Altria Group Inc	6,434,942
199,400	AstraZeneca PLC Sponsored ADR(b)	6,209,316
26,200	Becton Dickinson & Co	4,806,128
44,800	Cigna Corp	6,562,752
49,800	Coca-Cola European Partners PLC	1,876,962
148,504	Coty Inc Class A	2,692,378
49,200	Danaher Corp	4,208,076
58,600	Dr Pepper Snapple Group Inc	5,738,112
63,300	Edgewell Personal Care Co(a)	4,629,762
179,800	Eli Lilly & Co	15,122,978
37,626	JM Smucker Co	4,932,016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
107,530	Johnson & Johnson	$ 13,392,861
58,700	Kraft Foods Group Inc	5,330,547
99,400	Merck & Co Inc	6,315,876
46,500	PepsiCo Inc	5,201,490
136,828	Pfizer Inc	4,680,886
82,750	Philip Morris International Inc	9,342,475
		107,477,557
Energy — 9.13%
88,312	Anadarko Petroleum Corp	5,475,344
36,900	Cheniere Energy Inc(a)(b)	1,744,263
170,500	ConocoPhillips	8,502,835
52,500	EOG Resources Inc	5,121,375
144,000	Exxon Mobil Corp	11,809,440
33,500	Halliburton Co	1,648,535
546,367	Marathon Oil Corp	8,632,599
41,800	National Oilwell Varco Inc(b)	1,675,762
93,600	QEP Resources Inc(a)	1,189,656
73,665	Total SA(c)	3,706,560
81,200	Valero Energy Corp	5,382,748
		54,889,117
Financial — 25.06%
116,800	American International Group Inc	7,291,824
25,100	American Tower Corp REIT	3,050,654
154,300	Assured Guaranty Ltd	5,726,073
616,100	Bank of America Corp	14,533,799
30,300	Berkshire Hathaway Inc Class B(a)	5,050,404
34,800	Boston Properties Inc REIT	4,607,868
52,800	Capital One Financial Corp	4,575,648
202,800	Charles Schwab Corp	8,276,268
33,100	Chubb Ltd	4,509,875
252,553	Citigroup Inc	15,107,720
65,400	Equity LifeStyle Properties Inc REIT	5,039,724
17,000	Federal Realty Investment Trust REIT	2,269,500
75,200	Gaming & Leisure Properties Inc REIT	2,513,184
19,600	Goldman Sachs Group Inc	4,502,512
94,000	Hartford Financial Services Group Inc	4,518,580
66,500	Invesco Ltd	2,036,895
189,200	JPMorgan Chase & Co	16,619,328
201,200	KeyCorp	3,577,336
243,500	KKR & Co LP	4,439,005
445,483	MFA Financial Inc REIT	3,599,503
91,172	Oportun Financial Corp(a)(c)	257,242
247,339	Radian Group Inc	4,442,208
396,600	Regions Financial Corp	5,762,598
73,120	State Street Corp	5,821,083
225,110	Wells Fargo & Co	12,529,623
		150,658,454
Industrial — 9.47%
95,700	Agilent Technologies Inc	5,059,659

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
47,500	Ball Corp(b)	$ 3,527,350
23,950	Fortive Corp	1,442,269
141,200	General Electric Co	4,207,760
22,900	Honeywell International Inc	2,859,523
117,647	Johnson Controls International PLC	4,955,292
25,845	L3 Technologies Inc	4,271,920
72,210	Northrop Grumman Corp	17,174,426
30,600	Raytheon Co	4,666,500
76,900	Sealed Air Corp	3,351,302
51,400	Union Pacific Corp	5,444,288
		56,960,289
Technology — 9.66%
65,200	Apple Inc	9,366,632
61,600	Computer Sciences Corp	4,251,016
60,500	CSRA Inc	1,772,045
52,000	Fidelity National Information Services Inc	4,140,240
177,600	Intel Corp	6,406,032
269,500	Microsoft Corp	17,749,270
54,111	NXP Semiconductors NV(a)	5,600,489
52,800	QUALCOMM Inc	3,027,552
71,900	Texas Instruments Inc	5,792,264
		58,105,540
Utilities — 4.84%
21,900	Ameren Corp	1,195,521
50,400	American Electric Power Co Inc	3,383,352
182,738	Calpine Corp(a)(b)	2,019,255
59,200	Edison International	4,712,912
108,000	Exelon Corp	3,885,840
30,900	NextEra Energy Inc	3,966,633
141,600	NRG Energy Inc	2,647,920
53,300	PG&E Corp	3,536,988
99,862	PPL Corp	3,733,840
		29,082,261
TOTAL COMMON STOCK — 93.63% (Cost $433,373,746)		$ 562,921,930
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.18%
1,257	Allergan PLC Series A, 5.50%	1,064,522
Financial — 1.08%
11,777	American Tower Corp, 5.50%	1,316,080
28,267	Mandatory Exchangeable Trust, 5.75%(d)	3,659,163
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)	703
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)	13,434
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)	31,550
Shares		Fair Value
Financial — (continued)
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)	$ 45,765
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)	25,664
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)	77,477
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)	217,298
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)	274,772
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)	846,260
		6,508,166
TOTAL CONVERTIBLE PREFERRED STOCK — 1.26% (Cost $6,769,259)		$ 7,572,688
PREFERRED STOCK
Communications — 0.13%
15,648	Frontier Communications Corp	769,686
Industrial — 0.51%
74,989	Arconic Inc	3,078,298
TOTAL PREFERRED STOCK — 0.64% (Cost $5,165,091)		$ 3,847,984
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.43%
$20,600,000	Federal Home Loan Bank 0.51%, 04/03/2017	20,599,428
Repurchase Agreements — 2.86%
4,081,301	Undivided interest of 3.44% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $4,081,301 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(e)	4,081,301

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,081,301	Undivided interest of 3.45% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $4,081,301 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(e)	$ 4,081,301
858,844	Undivided interest of 3.55% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $858,844 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(e)	858,844
4,081,301	Undivided interest of 4.49% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $4,081,301 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(e)	4,081,301
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,081,301	Undivided interest of 4.99% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $4,081,301 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(e)	$ 4,081,301
17,184,048
SHORT TERM INVESTMENTS — 6.29% (Cost $37,783,476)		$ 37,783,476
TOTAL INVESTMENTS — 102.12% (Cost $484,894,344)		$ 613,932,078
OTHER ASSETS & LIABILITIES, NET — (2.12)%		$ (12,716,384)
TOTAL NET ASSETS — 100.00%		$ 601,215,694

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $2,786,144 and $3,659,163, respectively, representing 0.61% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$ —	$ 1,806,000	$ —	$ 1,806,000
Common Stock	558,958,128	3,706,560	257,242	562,921,930
Convertible Preferred Stock	—	6,039,765	1,532,923	7,572,688
Preferred Stock	—	3,847,984	—	3,847,984
Short Term Investments	—	37,783,476	—	37,783,476
Total Assets	$ 558,958,128	$ 53,183,785	$ 1,790,165	$ 613,932,078
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:

March 31, 2017

Federal tax cost of investments	$486,531,763
Gross unrealized appreciation on investments	146,701,578
Gross unrealized depreciation on investments	(19,301,263)
Net unrealized appreciation on investments	$127,400,315

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 712,907	Academy Ltd(b) 5.02%, 07/01/2022	$ 525,769
235,875	Amag Pharmaceuticals Inc(b)(c) 4.75%, 08/17/2021	235,580
120,000	Arclin Inc(b) 9.75%, 02/07/2025	121,200
620,000	Asurion Corp(b) 8.50%, 03/03/2021	626,007
435,177	Avaya Inc(b) 6.28%, 05/29/2020	345,857
775,103	Caesars Entertainment Operating Co(b) 11.50%, 04/01/2017	897,181
1,763,131	Caesars Growth Properties Holdings LLC(b) 6.25%, 05/07/2021	1,770,845
230,000	Capital Automotive LP(b)(c) 7.15%, 04/30/2025	227,700
990,000	Chesapeake Energy Corp(b) 8.50%, 10/14/2023	1,049,400
462,363	Concordia Healthcare Corp(b) 5.25%, 10/21/2021	323,365
117,921	CPG International(b) 4.75%, 09/30/2020	118,363
250,000	Del Monte Corp(b) 8.45%, 08/18/2021	164,062
168,825	DPX Holdings BV(b) 4.25%, 03/11/2021	168,825
320,000	Energy Transfer Equity LP(b) 3.53%, 02/02/2024	318,914
705,000	FTS International Inc(b) 5.75%, 04/16/2021	611,147
485,718	Gates Global TLB(b) 4.25%, 07/06/2021	486,190
891,749	Getty Images Inc(b) 4.75%, 10/18/2019	778,051
229,425	Harsco Corp(b) 6.00%, 11/02/2023	233,727
403,000	iHeartcommunications Inc(b) 7.53%, 01/30/2019	345,908
763,228	J Crew Group(b) 4.00%, 03/05/2021	463,661
322,371	Kraton Polymers LLC(b) 5.00%, 01/06/2022	325,192
	Kronos Inc(b)
329,175	5.03%, 11/01/2023	330,770
415,000	9.27%, 11/01/2024	427,191
385,000	MEG Energy Corp(b) 4.50%, 12/31/2023	384,794
1,240,728	Navistar Inc(b) 5.00%, 08/07/2020	1,253,136
101,486	Neiman Marcus Group Inc(b) 4.25%, 10/25/2020	81,379
501,364	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	496,789
666,650	Revlon Consumer Products Corp(b) 4.31%, 09/07/2023	666,557
	Solenis International LP(b)
545,888	4.25%, 07/31/2021	546,827
195,000	7.75%, 07/29/2022	192,172
	Talbots Inc(b)
580,091	5.50%, 03/19/2020	517,248
229,851	9.50%, 03/19/2021(c)	195,374
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 432,819	Vertiv TLB(b) 6.15%, 11/30/2023	$ 436,200
181,913	Western Refining Inc(b) 5.50%, 06/23/2023	181,912
183,126	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	182,898
277,904	Zekelman Industries Inc(b) 6.00%, 06/14/2021	281,493
	Zuffa LLC(b)
248,750	5.00%, 08/18/2023	249,994
280,000	8.52%, 08/18/2024	284,900
TOTAL BANK LOANS — 5.30% (Cost$17,392,330)		$ 16,846,578
CORPORATE BONDS AND NOTES
Basic Materials — 7.20%
335,000	A Schulman Inc 6.88%, 06/01/2023	347,563
	Allegheny Technologies Inc
670,000	9.38%, 06/01/2019	733,650
95,000	5.95%, 01/15/2021	93,575
800,000	Alpha 3 BV / Alpha US Bidco Inc(d) 6.25%, 02/01/2025	808,000
	ArcelorMittal
400,000	10.60%, 06/01/2019	472,000
575,000	6.13%, 06/01/2025(e)	638,250
790,000	Axalta Coating Systems(d) 4.88%, 08/15/2024	809,750
670,000	Blue Cube Spinco Inc 9.75%, 10/15/2023	802,325
	Chemours Co
280,000	6.63%, 05/15/2023	296,800
790,000	7.00%, 05/15/2025(e)	850,435
910,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024	890,662
	Constellium NV(d)
500,000	5.75%, 05/15/2024	462,500
305,000	6.63%, 03/01/2025(e)	294,325
	First Quantum Minerals Ltd(d)
210,000	7.25%, 10/15/2019	217,833
1,065,000	7.00%, 02/15/2021	1,096,950
200,000	7.25%, 05/15/2022	205,750
360,000	7.25%, 04/01/2023	364,050
515,000	7.50%, 04/01/2025	520,150
	Freeport-McMoRan Inc
305,000	6.75%, 02/01/2022(d)	312,625
255,000	3.55%, 03/01/2022	236,513
550,000	6.88%, 02/15/2023(d)	567,875
1,285,000	GCP Applied Technologies Inc(d) 9.50%, 02/01/2023	1,458,475
520,000	Hudbay Minerals Inc(d) 7.63%, 01/15/2025	564,200
385,000	Huntsman International LLC 5.13%, 11/15/2022	402,325
495,000	Joseph T Ryerson & Son Inc(d) 11.00%, 05/15/2022	556,875

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Kraton Polymers LLC / Kraton Polymers Capital Corp(d)
$ 455,000	10.50%, 04/15/2023	$ 522,112
345,000	7.00%, 04/15/2025	349,312
	Mercer International Inc
1,260,000	7.75%, 12/01/2022	1,348,578
150,000	6.50%, 02/01/2024(d)	150,375
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	130,000
485,000	6.25%, 11/15/2022(e)	486,212
300,000	Olin Corp 5.13%, 09/15/2027	305,070
95,000	Platform Specialty Products Corp(d) 10.38%, 05/01/2021	105,688
165,000	PQ Corp(d) 6.75%, 11/15/2022	175,725
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	205,000
565,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	666,700
	Steel Dynamics Inc
625,000	6.38%, 08/15/2022	650,781
473,000	5.25%, 04/15/2023	487,190
435,000	5.50%, 10/01/2024	454,575
200,000	5.00%, 12/15/2026(d)	202,500
	Teck Resources Ltd
345,000	4.75%, 01/15/2022	356,644
365,000	3.75%, 02/01/2023(e)	354,506
80,000	8.50%, 06/01/2024(d)	92,300
	Tronox Finance LLC
185,000	6.38%, 08/15/2020	185,694
645,000	7.50%, 03/15/2022(d)(e)	664,350
945,000	WR Grace & Co-Conn(d) 5.63%, 10/01/2024	995,794
		22,892,562
Communications — 14.04%
200,000	Altice Financing SA(d) 6.63%, 02/15/2023	208,000
600,000	Altice Finco SA(d)(e) 7.63%, 02/15/2025	616,500
	Altice SA(d)
935,000	7.75%, 05/15/2022	992,269
300,000	7.63%, 02/15/2025(e)	317,063
1,795,000	Avaya Inc(d)(f)(g) 7.00%, 04/01/2019	1,418,050
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	49,838
175,000	CBS Radio Inc(d)(e) 7.25%, 11/01/2024	183,750
	CCO Holdings LLC / CCO Holdings Capital Corp
1,055,000	5.25%, 09/30/2022	1,094,562
1,100,000	5.13%, 05/01/2023(d)	1,133,000
1,055,000	5.88%, 04/01/2024(d)	1,113,025
175,000	5.75%, 02/15/2026(d)	183,750
375,000	5.50%, 05/01/2026(d)	388,125
	CenturyLink Inc
55,000	5.63%, 04/01/2020	57,662
Principal Amount(a)		Fair Value
Communications — (continued)
$ 380,000	6.75%, 12/01/2023	$ 396,150
	Cequel Communications Holdings I LLC / Cequel Capital Corp(d)
1,695,000	5.13%, 12/15/2021	1,719,100
400,000	7.75%, 07/15/2025	442,250
	Clear Channel Worldwide Holdings Inc
370,000	7.63%, 03/15/2020	373,238
750,000	6.50%, 11/15/2022	778,590
1,025,000	CommScope Technologies Finance LLC(d) 6.00%, 06/15/2025	1,073,687
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	412,063
1,490,000	5.25%, 06/01/2024	1,484,412
	Digicel Ltd(d)
870,000	8.25%, 09/30/2020	746,782
605,000	6.75%, 03/01/2023(e)	539,962
360,000	DISH DBS Corp 5.88%, 11/15/2024	378,000
	Frontier Communications Corp
160,000	8.88%, 09/15/2020	168,800
715,000	10.50%, 09/15/2022	723,937
105,000	7.63%, 04/15/2024	90,248
285,000	11.00%, 09/15/2025	276,272
880,000	Gray Television Inc(d) 5.88%, 07/15/2026	895,400
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	569,500
295,000	Intelsat Jackson Holdings SA 7.50%, 04/01/2021	265,869
	Intelsat Luxembourg SA
336,000	7.75%, 06/01/2021	201,600
1,080,000	8.13%, 06/01/2023	652,725
725,000	Lamar Media Corp 5.38%, 01/15/2024	748,562
	Neptune Finco Corp(d)
1,535,000	10.13%, 01/15/2023	1,780,600
400,000	10.88%, 10/15/2025	481,000
555,000	Nexstar Escrow Corp(d) 5.63%, 08/01/2024	563,325
405,000	Nielsen Finance LLC / Nielsen Finance Co(d) 5.00%, 04/15/2022	414,113
	Numericable-SFR SAS(d)
1,140,000	6.00%, 05/15/2022	1,181,325
595,000	7.38%, 05/01/2026	612,850
	Outfront Media Capital LLC / Outfront Media Capital Corp
255,000	5.63%, 02/15/2024	266,475
435,000	5.88%, 03/15/2025	455,662
615,000	Plantronics Inc(d) 5.50%, 05/31/2023	620,381
140,000	Quebecor Media Inc 5.75%, 01/15/2023	145,950
1,389,000	Sinclair Television Group Inc(d) 5.63%, 08/01/2024	1,406,362
355,000	Sirius XM Radio Inc(d) 6.00%, 07/15/2024	380,738

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$1,380,000	Sprint Capital Corp 6.88%, 11/15/2028	$ 1,457,625
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	353,844
130,000	7.00%, 08/15/2020	139,588
	Sprint Corp
1,685,000	7.25%, 09/15/2021	1,819,278
1,625,000	7.88%, 09/15/2023	1,799,687
480,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(d) 3.36%, 09/20/2021	480,000
	T-Mobile USA Inc
1,060,000	6.63%, 04/01/2023	1,131,211
940,000	6.38%, 03/01/2025	1,012,850
170,000	6.63%, 04/28/2021	175,695
130,000	Townsquare Media Inc(d)(e) 6.50%, 04/01/2023	129,838
710,000	Tribune Media Co 5.88%, 07/15/2022	740,175
490,000	6.13%, 01/15/2022	517,562
535,000	6.00%, 03/01/2023	571,273
185,000	6.84%, 04/28/2023(e)	197,950
175,000	4.00%, 04/15/2022(e)	178,500
325,000	5.38%, 04/15/2027	335,563
400,000	Unitymedia KabelBW GmbH(d) 6.13%, 01/15/2025	421,000
625,000	Univision Communications Inc(d) 5.13%, 02/15/2025	614,844
770,000	Videotron Ltd 5.00%, 07/15/2022	803,687
310,000	Videotron Ltd / Videotron Ltee(d) 5.13%, 04/15/2027	312,325
415,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	432,637
865,000	West Corp(d) 5.38%, 07/15/2022	849,862
550,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	573,375
650,000	Windstream Services LLC(e) 6.38%, 08/01/2023	576,875
		44,626,766
Consumer, Cyclical — 15.91%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
245,000	4.63%, 01/15/2022	250,819
1,040,000	6.00%, 04/01/2022	1,079,000
495,000	Allison Transmission Inc(d) 5.00%, 10/01/2024	499,950
195,000	AMC Entertainment Holdings Inc(d) 5.88%, 11/15/2026	197,194
	AMC Entertainment Inc
175,000	5.88%, 02/15/2022	182,656
690,000	5.75%, 06/15/2025	707,250
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 800,000	American Builders & Contractors Supply Co Inc(d) 5.75%, 12/15/2023	$ 832,000
795,000	American Tire Distributors Inc(d) 10.25%, 03/01/2022	808,912
950,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	1,011,750
600,000	Bon-Ton Department Stores Inc 8.00%, 06/15/2021	240,000
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	694,987
195,000	6.38%, 04/01/2026	208,650
310,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	320,463
705,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	726,150
930,000	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc 9.38%, 05/01/2022	999,750
450,000	CalAtlantic Group Inc 6.25%, 12/15/2021	491,625
215,000	CCM Merger Inc(d) 6.00%, 03/15/2022	219,300
1,015,000	CEC Entertainment Inc 8.00%, 02/15/2022	1,056,869
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	678,300
275,000	4.88%, 06/01/2023	277,888
	Diamond Resorts International Inc(d)
835,000	7.75%, 09/01/2023	872,575
730,000	10.75%, 09/01/2024(e)	759,200
170,000	Eagle II Acquisition Co LLC(d) 6.00%, 04/01/2025	175,100
740,000	Eldorado Resorts Inc 7.00%, 08/01/2023	793,650
640,000	EMI Music Publishing Group North America Holdings Inc(d) 7.63%, 06/15/2024	697,600
	General Motors Co
250,000	6.25%, 10/02/2043	275,434
120,000	5.20%, 04/01/2045	117,946
	General Motors Financial Co Inc
350,000	3.45%, 04/10/2022	351,714
460,000	4.00%, 10/06/2026	453,293
	GLP Capital LP / GLP Financing II Inc
915,000	4.88%, 11/01/2020	957,730
365,000	5.38%, 04/15/2026	376,863
1,110,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	870,155
360,000	Hanesbrands Inc(d)(e) 4.63%, 05/15/2024	355,050

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 675,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(d) 4.88%, 04/01/2027	$ 681,750
	IHO Verwaltungs GmbH(d)(h)
470,000	4.50%, 09/15/2023	464,713
575,000	4.75%, 09/15/2026	560,625
450,000	Isle of Capri Casinos Inc 5.88%, 03/15/2021	464,130
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(d)
1,715,000	6.75%, 11/15/2021	1,775,025
1,055,000	10.25%, 11/15/2022(e)	1,131,160
200,000	Jacobs Entertainment Inc(d) 7.88%, 02/01/2024	205,750
	JC Penney Co Inc
315,000	8.13%, 10/01/2019	340,200
100,000	5.65%, 06/01/2020	99,000
645,000	Jo-Ann Stores Holdings Inc(d)(e)(h) 9.75%, 10/15/2019	624,038
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d)
460,000	5.00%, 06/01/2024	469,775
560,000	5.25%, 06/01/2026	569,800
340,000	Landry's Inc(d) 6.75%, 10/15/2024	352,750
320,000	Lennar Corp 4.75%, 11/15/2022	329,600
580,000	Lions Gate Entertainment Corp(d) 5.88%, 11/01/2024	601,750
	Mattamy Group Corp(d)
705,000	6.50%, 11/15/2020	724,387
295,000	6.88%, 12/15/2023	306,063
1,063,000	Navistar International Corp 8.25%, 11/01/2021	1,062,989
455,000	Neiman Marcus Group LLC(e) 7.13%, 06/01/2028	348,644
	Neiman Marcus Group Ltd LLC(d)(e)
1,065,000	8.00%, 10/15/2021	641,258
330,000	8.75%, 10/15/2021(h)	185,625
1,250,000	Omega US Sub LLC(d)(e) 8.75%, 07/15/2023	1,326,037
500,000	Penn National Gaming Inc(d) 5.63%, 01/15/2027	496,250
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	693,450
440,000	5.38%, 12/01/2024	441,100
425,000	5.50%, 05/15/2026	416,500
	PulteGroup Inc
465,000	5.50%, 03/01/2026	481,275
765,000	7.88%, 06/15/2032	858,712
	Regal Entertainment Group
675,000	5.75%, 06/15/2023	700,312
145,000	5.75%, 02/01/2025(e)	149,713
1,015,000	Rite Aid Corp(d)(e) 6.13%, 04/01/2023	1,006,119
1,025,000	Rivers Pittsburgh LP(d) 6.13%, 08/15/2021	1,042,937
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 765,000	Sabre Global Inc(d) 5.38%, 04/15/2023	$ 782,212
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(e)	151,600
945,000	7.00%, 01/01/2022(d)	1,009,969
2,035,000	10.00%, 12/01/2022	2,169,819
	Six Flags Entertainment Corp(d)
985,000	4.88%, 07/31/2024	972,072
790,000	5.50%, 04/15/2027	788,025
475,000	Standard Pacific Corp 5.88%, 11/15/2024	498,750
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	1,178,775
455,000	Taylor Morrison Communities Inc / Monarch Communities Inc(d) 5.63%, 03/01/2024	470,925
180,000	Tempur Sealy International Inc 5.50%, 06/15/2026	177,480
	Tenneco Inc
630,000	5.38%, 12/15/2024	648,900
325,000	5.00%, 07/15/2026	318,295
540,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	556,200
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	102,250
615,000	Univar USA Inc(d) 6.75%, 07/15/2023	638,062
550,000	WMG Acquisition Corp(d) 5.00%, 08/01/2023	555,500
365,000	Wolverine World Wide(d) 5.00%, 09/01/2026	343,100
1,070,000	ZF North America Capital Inc(d) 4.75%, 04/29/2025	1,107,450
		50,560,644
Consumer, Non-Cyclical — 9.49%
815,000	Air Medical Merger Sub Corp(d) 6.38%, 05/15/2023	788,512
755,000	Amag Pharmaceuticals Inc(d) 7.88%, 09/01/2023	715,363
635,000	Ashtead Capital Inc(d) 5.63%, 10/01/2024	668,338
	Centene Corp
585,000	4.75%, 05/15/2022	601,088
730,000	6.13%, 02/15/2024	783,837
155,000	4.75%, 01/15/2025	155,873
1,475,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,554,207
	CHS / Community Health Systems Inc
85,000	8.00%, 11/15/2019(e)	83,300
215,000	7.13%, 07/15/2020	196,994
1,375,000	6.88%, 02/01/2022(e)	1,177,344

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 950,000	Concordia Healthcare Corp(d) 7.00%, 04/15/2023	$ 185,250
105,000	Concordia International Corp(d)(e) 9.00%, 04/01/2022	75,731
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	627,750
640,000	Dean Foods Co(d)(e) 6.50%, 03/15/2023	667,200
855,000	DPX Holdings BV(d) 7.50%, 02/01/2022	902,559
	Endo Finance LLC(d)
165,000	5.38%, 01/15/2023	142,415
1,225,000	6.00%, 07/15/2023	1,071,875
440,000	Fresh Market Inc(d) 9.75%, 05/01/2023	355,300
345,000	Gartner Inc(d) 5.13%, 04/01/2025	351,469
770,000	Halyard Health Inc 6.25%, 10/15/2022	793,100
	HCA Inc
1,570,000	6.50%, 02/15/2020	1,718,177
55,000	7.50%, 02/15/2022	62,906
675,000	5.25%, 06/15/2026	707,130
555,000	High Ridge Brands Co(d) 8.88%, 03/15/2025	566,100
245,000	IHS Markit Ltd(d) 4.75%, 02/15/2025	252,350
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(d) 6.38%, 08/01/2023	569,525
390,000	Kinetic Concepts Inc / KCI USA Inc(d) 12.50%, 11/01/2021	431,925
	Lamb Weston Holdings Inc(d)
140,000	4.63%, 11/01/2024	142,800
675,000	4.88%, 11/01/2026	688,500
270,000	Live Nation Entertainment Inc(d) 4.88%, 11/01/2024	270,000
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)(e) 5.50%, 04/15/2025	423,200
430,000	Molina Healthcare Inc 5.38%, 11/15/2022	444,783
	Nielsen Co Luxembourg S.a.r.l.(d)
190,000	5.50%, 10/01/2021	197,363
320,000	5.00%, 02/01/2025(e)	318,800
330,000	Pilgrim's Pride Corp(d) 5.75%, 03/15/2025	332,475
250,000	Prestige Brands Inc(d) 5.38%, 12/15/2021	255,625
	Revlon Consumer Products Corp
1,020,000	5.75%, 02/15/2021	1,018,725
360,000	6.25%, 08/01/2024	359,100
110,000	Ritchie Brothers Auctioneers Inc(d) 5.38%, 01/15/2025	112,475
	Service Corp International
419,000	5.38%, 01/15/2022	432,618
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 910,000	5.38%, 05/15/2024	$ 946,718
290,000	7.50%, 04/01/2027	337,125
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	15,806
475,000	6.13%, 12/15/2024	502,313
340,000	5.75%, 07/15/2025	359,550
320,000	Sterigenics-Nordion Holdings LLC(d) 6.50%, 05/15/2023	327,200
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	278,084
95,000	4.75%, 06/01/2020	97,062
565,000	4.63%, 06/15/2020(b)	568,531
735,000	6.00%, 10/01/2020	777,262
915,000	TMS International Corp(d) 7.63%, 10/15/2021	921,862
	Valeant Pharmaceuticals International Escrow Inc(d)
815,000	5.38%, 03/15/2020(e)	729,425
670,000	5.88%, 05/15/2023	520,088
600,000	6.13%, 04/15/2025	462,000
	Valeant Pharmaceuticals International Inc(d)
185,000	5.63%, 12/01/2021	148,925
215,000	6.50%, 03/15/2022	221,181
300,000	5.50%, 03/01/2023	231,000
795,000	7.00%, 03/15/2024	815,869
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	700,631
		30,162,714
Energy — 13.50%
1,095,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp(d) 7.88%, 12/15/2024	1,138,800
	Antero Resources Corp
490,000	5.13%, 12/01/2022	496,431
120,000	5.63%, 06/01/2023	122,700
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	760,047
350,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(d) 10.00%, 04/01/2022	362,250
	Baytex Energy Corp(d)
65,000	5.13%, 06/01/2021	58,663
265,000	5.63%, 06/01/2024(e)	233,200
285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	315,570
345,000	Calfrac Holdings LP(d) 7.50%, 12/01/2020	312,874
	California Resources Corp
350,000	5.00%, 01/15/2020	288,313
1,282,000	8.00%, 12/15/2022(d)	1,044,830
	Cenovus Energy Inc
1,380,000	6.75%, 11/15/2039	1,575,075
245,000	4.45%, 09/15/2042	216,905
337,500	CHC Helicopter SA(f)(g) 9.25%, 10/15/2020	185,625

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$1,512,000	Cheniere Corpus Christi Holdings LLC(d) 5.88%, 03/31/2025	$ 1,576,260
	Chesapeake Energy Corp(e)
848,000	8.00%, 12/15/2022(d)	888,280
350,000	5.75%, 03/15/2023	318,500
380,000	8.00%, 01/15/2025(d)	380,000
	Concho Resources Inc
280,000	5.50%, 10/01/2022	289,450
955,000	5.50%, 04/01/2023	985,464
400,000	4.38%, 01/15/2025	402,500
	Continental Resources Inc
710,000	5.00%, 09/15/2022	717,100
470,000	4.50%, 04/15/2023	458,250
675,000	3.80%, 06/01/2024	629,437
585,000	4.90%, 06/01/2044	503,100
	Denbury Resources Inc
761,000	9.00%, 05/15/2021(d)	802,855
430,000	6.38%, 08/15/2021	352,600
595,000	Devon Financing Corp LLC 7.88%, 09/30/2031	768,391
	Diamondback Energy Inc(d)
230,000	4.75%, 11/01/2024	231,357
965,000	5.38%, 05/31/2025	989,125
680,000	Endeavor Energy Resources LP / EER Finance Inc(d) 8.13%, 09/15/2023	722,500
	Energy Transfer Equity LP
622,000	7.50%, 10/15/2020	693,530
175,000	5.88%, 01/15/2024	185,938
	EP Energy LLC / Everest Acquisition Finance Inc
1,425,000	9.38%, 05/01/2020	1,343,062
95,000	7.75%, 09/01/2022	79,563
415,000	8.00%, 11/29/2024(d)(e)	435,750
625,000	8.00%, 02/15/2025(d)	581,250
130,000	Halcon Resources Corp(d) 12.00%, 02/15/2022	151,775
340,000	Hess Corp 7.30%, 08/15/2031	400,535
710,000	Holly Energy Partners LP(d) 6.00%, 08/01/2024	743,725
400,000	KCA Deutag UK Finance PLC(d) 9.88%, 04/01/2022	410,000
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	125,434
360,000	7.75%, 01/15/2032	448,984
	Laredo Petroleum Inc(e)
180,000	5.63%, 01/15/2022	179,550
1,000,000	7.38%, 05/01/2022	1,037,500
	MEG Energy Corp(d)
170,000	6.38%, 01/30/2023	151,725
305,000	7.00%, 03/31/2024	272,975
430,000	6.50%, 01/15/2025(e)	430,000
690,000	Murphy Oil Corp 6.88%, 08/15/2024	731,400
	Newfield Exploration Co
425,000	5.75%, 01/30/2022	451,031
385,000	5.63%, 07/01/2024	405,694
795,000	5.38%, 01/01/2026	830,298
Principal Amount(a)		Fair Value
Energy — (continued)
	Oasis Petroleum Inc(e)
$1,065,000	6.88%, 03/15/2022	$ 1,088,962
250,000	6.88%, 01/15/2023	254,375
	Parsley Energy LLC / Parsley Finance Corp(d)
200,000	5.38%, 01/15/2025	202,500
255,000	5.25%, 08/15/2025	257,550
	Precision Drilling Corp
525,000	7.75%, 12/15/2023(d)	552,563
25,000	5.25%, 11/15/2024	23,625
1,100,000	Range Resources Corp(d) 5.75%, 06/01/2021	1,127,500
925,000	Regency Energy Partners LP / Regency Energy Finance Corp 5.88%, 03/01/2022	1,017,028
	Rose Rock Midstream LP / Rose Rock Finance Corp
225,000	5.63%, 07/15/2022(e)	222,329
275,000	5.63%, 11/15/2023	269,500
	Sabine Pass Liquefaction LLC(d)
315,000	5.88%, 06/30/2026	347,282
260,000	5.00%, 03/15/2027	271,532
615,000	SemGroup Corp(d) 6.38%, 03/15/2025	604,237
	Seven Generations Energy Ltd(d)
620,000	8.25%, 05/15/2020	647,900
490,000	6.75%, 05/01/2023	512,050
	Seventy Seven Energy Inc(f)(i)(j)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
	SM Energy Co
500,000	6.50%, 11/15/2021(e)	512,500
660,000	6.13%, 11/15/2022(e)	664,950
335,000	6.50%, 01/01/2023	340,025
350,000	5.00%, 01/15/2024	330,750
435,000	6.75%, 09/15/2026(e)	437,175
	Targa Resources Partners LP / Targa Resources Partners Finance Corp(d)
175,000	5.13%, 02/01/2025	180,250
455,000	5.38%, 02/01/2027	470,925
200,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.25%, 01/15/2025	208,750
220,000	Triangle USA Petroleum Corp(d)(f)(i) 6.75%, 07/15/2022	63,800
	Weatherford International Ltd
130,000	8.25%, 06/15/2023	141,375
235,000	9.88%, 02/15/2024(d)	272,013
	Whiting Petroleum Corp
515,000	5.00%, 03/15/2019	513,713
169,000	5.75%, 03/15/2021(e)	167,944
	Williams Cos Inc
104,000	7.75%, 06/15/2031	122,200
455,000	8.75%, 03/15/2032	574,437

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 320,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	$ 329,116
	WPX Energy Inc
700,000	7.50%, 08/01/2020	742,000
915,000	6.00%, 01/15/2022(e)	933,300
275,000	8.25%, 08/01/2023	305,938
		42,926,323
Financial — 7.60%
560,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	564,200
1,670,000	Ally Financial Inc 8.00%, 11/01/2031	1,995,650
630,000	American International Group Inc(b) 8.18%, 05/15/2058	819,000
400,000	Banco Bilbao Vizcaya Argentaria SA(b)(k) 9.00%, Perpetual	419,220
	Bank of America Corp(b)(k)
275,000	6.10%, Perpetual	291,363
265,000	6.50%, Perpetual	289,181
353,000	CBRE Services Inc 5.00%, 03/15/2023	367,158
	CIT Group Inc
825,000	5.00%, 08/15/2022	863,668
485,000	5.00%, 08/01/2023	505,612
120,000	Citigroup Inc(b)(k) 6.25%, Perpetual	129,450
430,000	CNG Holdings Inc(d) 9.38%, 05/15/2020	392,375
635,000	CNO Financial Group Inc 5.25%, 05/30/2025	651,275
	Credit Acceptance Corp
630,000	6.13%, 02/15/2021	628,425
315,000	7.38%, 03/15/2023	316,575
620,000	Credit Suisse Group AG(b)(d)(k) 6.25%, Perpetual	629,869
430,000	DFC Finance Corp(d) 10.50%, 06/15/2020	264,450
590,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	697,675
505,000	ESH Hospitality Inc(d) 5.25%, 05/01/2025	509,101
890,000	Howard Hughes Corp(d) 5.38%, 03/15/2025	881,100
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(h) 8.13%, 07/15/2019	340,000
590,000	Hub International Ltd(d) 7.88%, 10/01/2021	615,075
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
80,000	6.00%, 08/01/2020	82,400
595,000	5.88%, 02/01/2022	603,925
340,000	6.25%, 02/01/2022(d)	345,100
350,000	6.75%, 02/01/2024(d)	360,938
26,000	Intelsat Connect Finance SA(d)(e) 12.50%, 04/01/2022	23,205
Principal Amount(a)		Fair Value
Financial — (continued)
	Iron Mountain Inc
$ 245,000	6.00%, 10/01/2020(d)	$ 256,638
705,000	6.00%, 08/15/2023	742,012
230,000	iStar Financial Inc 5.00%, 07/01/2019	232,013
235,000	iStar Inc 6.00%, 04/01/2022	238,525
75,000	Liberty Mutual Group Inc(d) 7.80%, 03/15/2037	86,250
130,000	Lloyds Bank PLC(b)(k) GBP, 13.00%, Perpetual	295,743
393,000	Lloyds Banking Group PLC(b)(k) 7.50%, Perpetual	415,637
630,000	LPL Holdings Inc(d) 5.75%, 09/15/2025	638,977
240,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	253,200
655,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	663,187
370,000	Omega Healthcare Investors Inc 4.95%, 04/01/2024	380,815
	OneMain Financial Holdings Inc(d)
285,000	6.75%, 12/15/2019	297,825
395,000	7.25%, 12/15/2021	413,762
825,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.75%, 06/15/2021	841,500
450,000	Realogy Group LLC / Realogy Co-Issuer Corp(d) 4.88%, 06/01/2023	441,000
	Royal Bank of Scotland Group PLC(b)(k)
495,000	7.50%, Perpetual(e)	488,194
973,000	7.65%, Perpetual	1,148,140
	Springleaf Finance Corp
205,000	5.25%, 12/15/2019	206,794
280,000	8.25%, 12/15/2020	305,900
390,000	Stearns Holdings Inc(d) 9.38%, 08/15/2020	393,900
725,000	TMX Finance LLC / TitleMax Finance Corp(d) 8.50%, 09/15/2018	667,000
570,000	USI Inc(d) 7.75%, 01/15/2021	579,975
545,000	Wayne Merger Sub LLC(d) 8.25%, 08/01/2023	571,907
		24,144,884
Industrial — 13.20%
1,060,000	Advanced Disposal Services Inc(d) 5.63%, 11/15/2024	1,070,600
305,000	Amsted Industries Inc(d) 5.00%, 03/15/2022	306,525

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d)
$1,190,000	7.25%, 05/15/2024	$ 1,273,300
440,000	6.00%, 02/15/2025	444,950
615,000	ATS Automation Tooling Systems Inc(d) 6.50%, 06/15/2023	642,675
	Belden Inc(d)
635,000	5.50%, 09/01/2022	647,700
820,000	5.25%, 07/15/2024	817,950
	Berry Plastics Corp
260,000	6.00%, 10/15/2022	274,950
10,000	5.13%, 07/15/2023	10,250
1,065,000	BlueLine Rental Finance Corp / BlueLine Rental LLC(d) 9.25%, 03/15/2024	1,090,294
1,010,000	BMC East LLC(d) 5.50%, 10/01/2024	1,027,675
1,215,000	Boise Cascade Co(d) 5.63%, 09/01/2024	1,233,225
865,000	Bombardier Inc(d) 8.75%, 12/01/2021	947,175
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	662,475
	Builders FirstSource Inc(d)
1,079,000	10.75%, 08/15/2023	1,254,337
910,000	5.63%, 09/01/2024	923,650
	Building Materials Corp of America(d)
1,055,000	5.38%, 11/15/2024	1,068,842
50,000	6.00%, 10/15/2025	51,625
	BWAY Holding Co(d)
1,310,000	5.50%, 04/15/2024	1,319,825
820,000	7.25%, 04/15/2025	820,000
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022	216,100
715,000	6.00%, 04/01/2024	751,822
815,000	Cemex SAB de CV(d)(e) 6.13%, 05/05/2025	869,768
750,000	Coveris Holdings SA(d) 7.88%, 11/01/2019	738,750
320,000	CPG Merger Sub LLC(d) 8.00%, 10/01/2021	335,200
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	747,023
930,000	Flex Acquisition Co Inc(d) 6.88%, 01/15/2025	949,181
1,547,000	Gates Global LLC / Gates Global Co(d) 6.00%, 07/15/2022	1,574,072
160,000	Grinding Media Inc / MC Grinding Media Canada Inc(d) 7.38%, 12/15/2023	168,000
925,000	KLX Inc(d) 5.88%, 12/01/2022	953,906
790,000	Legrand France SA 8.50%, 02/15/2025	1,025,249
1,090,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	1,095,450
1,435,000	Manitowoc Foodservice Inc 9.50%, 02/15/2024	1,653,837
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 975,000	Masonite International Corp(d) 5.63%, 03/15/2023	$ 994,977
1,100,000	MasTec Inc 4.88%, 03/15/2023	1,086,250
630,000	Moog Inc(d) 5.25%, 12/01/2022	645,750
1,080,000	Norbord Inc(d) 6.25%, 04/15/2023	1,134,000
	Novelis Corp(d)
410,000	6.25%, 08/15/2024	427,425
1,355,000	5.88%, 09/30/2026	1,382,100
	Oshkosh Corp
200,000	5.38%, 03/01/2022	207,750
745,000	5.38%, 03/01/2025	769,212
75,000	Pactiv LLC 8.38%, 04/15/2027	83,625
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC(d)
280,000	4.52%, 07/15/2021(b)	286,476
565,000	7.00%, 07/15/2024(e)	604,903
	Sealed Air Corp(d)
205,000	5.13%, 12/01/2024	212,944
445,000	6.88%, 07/15/2033	483,938
395,000	Standard Industries Inc(d) 5.00%, 02/15/2027	387,100
	TransDigm Inc
445,000	6.50%, 07/15/2024(e)	450,563
210,000	6.50%, 05/15/2025(d)	211,838
465,000	6.38%, 06/15/2026	465,274
	U.S. Concrete Inc
420,000	6.38%, 06/01/2024(d)	434,700
745,000	6.38%, 06/01/2024	771,075
770,000	USG Corp(d) 5.50%, 03/01/2025	800,800
1,180,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	1,197,700
675,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	654,750
560,000	Zebra Technologies Corp 7.25%, 10/15/2022	605,500
615,000	Zekelman Industries Inc(d) 9.88%, 06/15/2023	687,263
		41,952,294
Technology — 3.27%
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(d)
105,000	5.88%, 06/15/2021	110,387
685,000	5.45%, 06/15/2023	738,983
1,735,000	7.13%, 06/15/2024	1,917,952
	First Data Corp(d)
420,000	5.38%, 08/15/2023	437,325
1,155,000	7.00%, 12/01/2023	1,238,737
765,000	5.75%, 01/15/2024	789,098
845,000	Inception Merger Sub Inc / Rackspace Hosting Inc(d) 8.63%, 11/15/2024	890,377

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$1,420,000	Infor Software Parent LLC / Infor Software Parent Inc(d)(h) 7.13%, 05/01/2021	$ 1,451,950
805,000	Infor US Inc 6.50%, 05/15/2022	827,218
500,000	Micron Technology Inc(e) 5.88%, 02/15/2022	522,500
1,300,000	Solera LLC / Solera Finance Inc(d) 10.50%, 03/01/2024	1,484,834
		10,409,361
Utilities — 2.70%
	AES Corp
365,000	8.00%, 06/01/2020	418,838
765,000	7.38%, 07/01/2021	864,450
1,305,000	5.50%, 04/15/2025	1,321,312
	Calpine Corp
90,000	5.88%, 01/15/2024(d)	94,838
1,085,000	5.75%, 01/15/2025(e)	1,076,732
	Dynegy Inc
220,000	6.75%, 11/01/2019	226,050
590,000	7.38%, 11/01/2022(e)	585,575
1,165,000	7.63%, 11/01/2024(e)	1,111,119
	GenOn Americas Generation LLC
445,000	8.50%, 10/01/2021	413,850
150,000	9.13%, 05/01/2031(e)	137,250
125,000	GenOn Energy Inc 9.88%, 10/15/2020	81,563
	NRG Energy Inc
509,000	7.88%, 05/15/2021(e)	522,997
420,000	7.25%, 05/15/2026	432,600
725,000	6.63%, 01/15/2027(d)	723,187
560,000	Southern Star Central Corp(d) 5.13%, 07/15/2022	561,400
		8,571,761
TOTAL CORPORATE BONDS AND NOTES — 86.91% (Cost $271,515,544)		$ 276,247,309
CONVERTIBLE BONDS
Communications — 0.20%
532,000	DISH Network Corp(d) 3.38%, 08/15/2026	642,723
Technology — 0.15%
422,000	ON Semiconductor Corp(e) 1.00%, 12/01/2020	460,771
TOTAL CONVERTIBLE BONDS — 0.35% (Cost $964,427)		$ 1,103,494
Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.26%
28,455	Eldorado Resorts Inc(e)(l)	$ 538,521
8,597	General Motors Co	303,990
		842,511
Consumer, Non-Cyclical — 0.05%
5,240	Live Nation Entertainment Inc(l)	159,139
Energy — 0.25%
32,610	Halcon Resources Corp(e)(l)	251,097
20,266	Keane Group Inc(e)(l)	289,804
70	MWO Holdings LLC(j)(l)	5,670
11,893	SandRidge Energy Inc(l)	219,901
227	Vantage Drilling International(l)	36,320
		802,792
Financial — 0.48%
29,420	Ally Financial Inc	598,108
11,116	CIT Group Inc	477,210
13,624	Gaming & Leisure Properties Inc REIT	455,314
		1,530,632
Industrial — 0.10%
6,275	Berry Plastics Group Inc(l)	304,777
TOTAL COMMON STOCK — 1.14% (Cost $4,956,130)		$ 3,639,851
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.19%
729	Allergan PLC, 5.50%	617,372
Financial — 0.36%
6,185	American Tower Corp, 5.50%(e)	691,174
15,268	EPR Properties Series C, 5.75%	441,818
		1,132,992
Industrial — 0.09%
2,800	Belden Inc, 6.75%	271,264
TOTAL CONVERTIBLE PREFERRED STOCK — 0.64% (Cost $1,985,690)		$ 2,021,628

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Communications — 0.21%
6,305	T-Mobile USA Inc	$ 662,530
Consumer, Non-Cyclical — 0.10%
4,787	Tyson Foods Inc	321,686
Financial — 0.24%
13,425	Federal National Mortgage Association(b)	88,471
16,517	GMAC Capital Trust I(b)	420,027
4,883	iStar Financial Inc	247,324
		755,822
TOTAL PREFERRED STOCK — 0.55% (Cost $1,650,206)		$ 1,740,038
RIGHTS
Utilities — 0.01%
16,425	Texas Competitive Electric Holdings(j)(l)	20,531
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 20,531
WARRANTS
Energy — 0.00%(m)
8,858	Halcon Resources Corp(l)	15,590
TOTAL WARRANTS — 0.00%(m) (Cost $31,890)		$ 15,590
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.13%
$16,300,000	Federal Home Loan Mortgage Corp 0.71%, 04/03/2017	16,299,366
U.S. Treasury Bonds and Notes — 0.04%
	U.S. Treasury Bills
6,000	0.61%, 04/06/2017	5,999
117,000	0.74%, 04/20/2017(n)	116,955
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,000	0.77%, 07/13/2017(n)	$ 2,994
		125,948
Repurchase Agreements — 7.96%
6,013,752	Undivided interest of 22.01% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $6,013,752 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(o)	6,013,752
6,013,752	Undivided interest of 5.06% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $6,013,752 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(o)	6,013,752
6,013,752	Undivided interest of 5.09% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $6,013,752 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(o)	6,013,752

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,265,482	Undivided interest of 5.22% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $1,265,482 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(o)	$ 1,265,482
6,013,752	Undivided interest of 7.36% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $6,013,752 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(o)	6,013,752
25,320,490
SHORT TERM INVESTMENTS — 13.13% (Cost $41,745,804)		$ 41,745,804
TOTAL INVESTMENTS — 108.03% (Cost $340,262,552)		$ 343,380,823
OTHER ASSETS & LIABILITIES, NET — (8.03)%		$ (25,526,899)
TOTAL NET ASSETS — 100.00%		$ 317,853,924
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $153,322,743 and $153,748,392, respectively, representing 48.37% of net assets.
(e)	All or a portion of the security is on loan at March 31, 2017.
(f)	Security in bankruptcy at March 31, 2017.
(g)	Security in default; some interest payments received during the last 12 months. At March 31, 2017, the aggregate cost and fair value of such securities was $2,117,278 and $1,603,675, respectively, representing 0.50% of net assets.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security in default; no interest payments received during the last 12 months. At March 31, 2017, the aggregate cost and fair value of such securities was $218,647 and $63,858, respectively, representing 0.02% of net assets.
(j)	Security is fair valued under procedures adopted by the Board of Directors.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(o)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
At March 31, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Amag Pharmaceuticals Inc	4.75%	08/17/2021	8/13/2015	$235,426	$235,580	0.07%
Capital Automotive LP	7.15	04/30/2025	3/21/2017	227,700	227,700	0.07
Talbots Inc	9.50	03/19/2021	6/17/2015	226,462	195,374	0.06
Yonkers Racing Corp	4.25	08/20/2019	8/16/2013	182,733	182,898	0.06
				$872,321	$841,552	0.26%
At March 31, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	GBP	212,400	USD	262,350	June 2017	$4,307
HSB	USD	159,652	CAD	214,400	April 2017	(1,606)
JPM	USD	317,614	CAD	426,500	April 2017	(3,171)
JPM	USD	470,795	GBP	381,100	June 2017	(7,655)
SSB	USD	256,334	CAD	344,300	April 2017	(2,626)
WES	USD	28,739	CAD	38,600	April 2017	(294)
					Net Depreciation	$(11,045)
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
At March 31, 2017, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Value(b)	Fair Value	Upfront Premiums Paid	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Depreciation	Buy/Sell Credit Protection	Average Credit Rating(c)
North America High Yield 27	$3,948,120	$(310,328)	$134,430	5.00%	December 20, 2021	$(183,254)	Sell	B+
(a) Based on an index of North American equities with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c) Ratings are presented for credit default swap contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2017.
Counterparty Abbreviations:
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 16,846,578	$ —	$ 16,846,578
Corporate Bonds and Notes	—	276,247,251	58	276,247,309
Convertible Bonds	—	1,103,494	—	1,103,494
Common Stock	3,597,861	36,320	5,670	3,639,851
Convertible Preferred Stock	—	2,021,628	—	2,021,628
Preferred Stock	508,498	1,231,540	—	1,740,038
Rights	—	—	20,531	20,531
Warrants	15,590	—	—	15,590
Short Term Investments	—	41,745,804	—	41,745,804
Total investments, at fair value:	4,121,949	339,232,615	26,259	343,380,823
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	4,307	—	4,307
Credit Default Swaps	—	(183,254)	—	(183,254)
Total Assets	$ 4,121,949	$ 339,053,668	$ 26,259	$ 343,201,876
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (15,352)	$ —	$ (15,352)
Total Liabilities	$ —	$ (15,352)	$ —	$ (15,352)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$340,402,187
Gross unrealized appreciation on investments	11,631,102
Gross unrealized depreciation on investments	(8,652,466)
Net unrealized appreciation on investments	$2,978,636

March 31, 2017

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $1,530,032 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).
The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the Fund on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional value of $3,974,707 in credit default swaps for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.27%
64,013	American Campus Communities Inc REIT	$ 3,046,379
103,214	American Homes 4 Rent REIT Class A	2,369,794
75,408	Apartment Investment & Management Co REIT Class A	3,344,345
65,954	AvalonBay Communities Inc REIT	12,109,155
42,035	Camden Property Trust REIT	3,382,136
46,299	Colony Starwood Homes REIT	1,571,851
34,893	Education Realty Trust Inc REIT	1,425,379
176,300	Equity Residential REIT	10,969,386
31,480	Essex Property Trust Inc REIT	7,288,564
29,025	Independence Realty Trust Inc REIT	271,964
54,530	Mid-America Apartment Communities Inc REIT	5,547,882
79,213	Monogram Residential Trust Inc REIT	789,754
8,296	NexPoint Residential Trust Inc REIT	200,431
17,222	Silver Bay Realty Trust Corp REIT	369,756
128,347	UDR Inc REIT	4,653,862
		57,340,638
Diversified REITS — 10.13%
19,489	American Assets Trust Inc REIT	815,420
199,547	Cousins Properties Inc REIT	1,650,254
76,488	Digital Realty Trust Inc REIT	8,137,558
170,758	Duke Realty Corp REIT	4,485,812
37,219	DuPont Fabros Technology Inc REIT(a)	1,845,690
70,691	Liberty Property Trust REIT	2,725,138
9,446	PS Business Parks Inc REIT	1,084,023
112,969	Retail Properties of America Inc REIT Class A	1,629,013
82,670	Vornado Realty Trust REIT	8,292,628
35,635	Washington REIT	1,114,663
		31,780,199
Health Care REITS — 8.10%
40,020	Care Capital Properties Inc	1,075,338
224,844	HCP Inc REIT	7,033,120
55,538	Healthcare Realty Trust Inc REIT	1,804,985
19,093	LTC Properties Inc REIT	914,555
44,440	Quality Care Properties Inc REIT(b)	838,138
113,301	Senior Housing Properties Trust REIT	2,294,345
6,111	Universal Health Realty Income Trust REIT	394,160
Shares		Fair Value
Health Care REITS — (continued)
170,309	Ventas Inc REIT	$ 11,076,897
		25,431,538
Hotels REITS — 11.01%
74,577	Apple Hospitality Inc REIT	1,424,421
15,157	Ashford Hospitality Prime Inc REIT	160,816
39,265	Ashford Hospitality Trust Inc REIT	250,118
29,257	Chesapeake Lodging Trust REIT	700,998
95,490	DiamondRock Hospitality Co REIT	1,064,713
62,260	FelCor Lodging Trust Inc REIT	467,572
20,449	Hersha Hospitality Trust REIT	384,237
79,051	Hospitality Properties Trust REIT	2,492,478
355,027	Host Hotels & Resorts Inc REIT	6,624,804
53,926	LaSalle Hotel Properties REIT	1,561,158
34,357	Pebblebrook Hotel Trust REIT(a)	1,003,568
59,441	RLJ Lodging Trust REIT(a)	1,397,458
24,328	Ryman Hospitality Properties Inc REIT(a)	1,504,200
44,603	Summit Hotel Properties Inc REIT	712,756
105,557	Sunstone Hotel Investors Inc REIT	1,618,189
174,119	Welltower Inc REIT	12,331,107
50,985	Xenia Hotels & Resorts Inc REIT	870,314
		34,568,907
Manufactured Homes REITS — 1.79%
39,169	Equity LifeStyle Properties Inc REIT	3,018,363
32,236	Sun Communities Inc REIT	2,589,518
		5,607,881
Office Property REITS — 14.44%
42,683	Alexandria Real Estate Equities Inc REIT	4,717,325
73,880	Boston Properties Inc REIT	9,782,451
83,537	Brandywine Realty Trust REIT	1,355,806
58,408	Columbia Property Trust Inc REIT	1,299,578
47,063	Corporate Office Properties Trust REIT	1,557,785
70,070	Douglas Emmett Inc REIT	2,690,688
11,921	Easterly Government Properties Inc REIT(a)	235,917
59,175	Equity Commonwealth REIT(b)	1,847,443
28,978	First Potomac Realty Trust REIT	297,894
103,187	Forest City Realty Trust Inc REIT Class A	2,247,413
50,741	Franklin Street Properties Corp REIT	615,996
48,492	Highwoods Properties Inc REIT	2,382,412

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
74,523	Hudson Pacific Properties Inc REIT	$ 2,581,477
46,956	Kilroy Realty Corp REIT	3,384,588
42,853	Mack-Cali Realty Corp REIT	1,154,460
26,492	NorthStar Realty Europe Corp REIT	307,042
86,917	Paramount Group Inc REIT	1,408,925
20,825	Parkway Inc REIT	414,209
69,313	Piedmont Office Realty Trust Inc REIT Class A	1,481,912
48,304	SL Green Realty Corp REIT	5,150,172
23,305	Tier Inc REIT	404,575
		45,318,068
Regional Malls REITS — 13.17%
80,940	CBL & Associates Properties Inc REIT	772,168
280,499	GGP Inc REIT	6,501,967
58,053	Macerich Co REIT	3,738,613
33,170	Pennsylvania REIT(a)	502,194
153,446	Simon Property Group Inc REIT	26,397,315
45,913	Tanger Factory Outlet Centers Inc REIT	1,504,569
28,864	Taubman Centers Inc REIT	1,905,601
		41,322,427
Shopping Centers REITS — 8.56%
40,402	Acadia Realty Trust REIT	1,214,484
125,830	Brixmor Property Group Inc REIT	2,700,312
35,553	Cedar Realty Trust Inc REIT	178,476
146,857	DDR Corp REIT	1,840,118
34,629	Federal Realty Investment Trust REIT	4,622,971
204,409	Kimco Realty Corp REIT	4,515,395
39,669	Kite Realty Group Trust REIT	852,884
37,851	Ramco-Gershenson Properties Trust REIT	530,671
70,133	Regency Centers Corp REIT	4,656,130
52,862	Retail Opportunity Investments Corp REIT	1,111,688
5,768	Saul Centers Inc REIT	355,424
11,765	Seritage Growth Properties REIT(a)	507,660
43,771	Urban Edge Properties REIT	1,151,177
87,813	Washington Prime Group Inc	763,095
56,201	Weingarten Realty Investors REIT	1,876,551
		26,877,036
Storage REITS — 7.88%
85,936	CubeSmart REIT	2,230,899
60,470	Extra Space Storage Inc REIT(a)	4,498,363
22,173	Life Storage Inc(a)	1,820,847
20,441	National Storage Affiliates Trust REIT	488,540
Shares		Fair Value
Storage REITS — (continued)
71,695	Public Storage REIT	$ 15,694,752
		24,733,401
Warehouse/Industry REITS — 5.95%
43,832	DCT Industrial Trust Inc REIT	2,109,196
15,938	EastGroup Properties Inc REIT	1,171,921
55,936	First Industrial Realty Trust Inc REIT	1,489,575
254,219	Prologis Inc REIT	13,188,882
31,561	Rexford Industrial Realty Inc REIT	710,754
		18,670,328
TOTAL COMMON STOCK — 99.30% (Cost $289,307,890)		$311,650,423
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.41%
$1,300,000	Federal Home Loan Bank 0.51%, 04/03/2017	1,299,964
Repurchase Agreements — 2.25%
1,677,629	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $1,677,629 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	1,677,629
1,677,629	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $1,677,629 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	1,677,629

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 353,036	Undivided interest of 1.46% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $353,036 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	$ 353,036
1,677,629	Undivided interest of 2.05% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $1,677,629 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	1,677,629
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,677,629	Undivided interest of 6.14% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $1,677,629 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(c)	$ 1,677,629
		7,063,552
SHORT TERM INVESTMENTS — 2.66% (Cost $8,363,516)		$ 8,363,516
TOTAL INVESTMENTS — 101.96% (Cost $297,671,406)		$320,013,939
OTHER ASSETS & LIABILITIES, NET — (1.96)%		$ (6,158,554)
TOTAL NET ASSETS — 100.00%		$313,855,385

(a)	All or a portion of the security is on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	27	USD	3,184,920	June 2017	$3,175
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2017

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 311,650,423	$ —	$ —	$ 311,650,423
Short Term Investments	—	8,363,516	—	8,363,516
Total investments, at fair value:	311,650,423	8,363,516	0	320,013,939
Other Financial Investments:
Futures Contracts(a)	3,175	—	—	3,175
Total Assets	$ 311,653,598	$ 8,363,516	$ 0	$ 320,017,114
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$305,343,929
Gross unrealized appreciation on investments	33,356,703
Gross unrealized depreciation on investments	(18,686,693)
Net unrealized appreciation on investments	$14,670,010

March 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 21 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.30%
35	AdvanSix Inc(a)	$ 956
28,677	Air Products & Chemicals Inc	3,879,711
14,796	Albemarle Corp	1,563,050
31,341	CF Industries Holdings Inc	919,858
148,371	Dow Chemical Co	9,427,493
19,518	Eastman Chemical Co	1,577,054
115,193	EI du Pont de Nemours & Co	9,253,454
17,156	FMC Corp	1,193,886
178,257	Freeport-McMoRan Inc(a)	2,381,514
10,795	International Flavors & Fragrances Inc	1,430,661
53,670	International Paper Co	2,725,363
44,739	LyondellBasell Industries NV Class A	4,079,750
58,037	Monsanto Co	6,569,788
47,246	Mosaic Co	1,378,638
71,653	Newmont Mining Corp	2,361,683
42,939	Nucor Corp	2,564,317
34,895	PPG Industries Inc	3,666,767
38,158	Praxair Inc	4,525,539
10,715	Sherwin-Williams Co	3,323,686
		62,823,168
Communications — 13.61%
39,484	Alphabet Inc Class A(a)	33,474,535
39,326	Alphabet Inc Class C(a)	32,623,277
52,632	Amazon.com Inc(a)	46,660,373
816,164	AT&T Inc	33,911,614
49,903	CBS Corp Class B	3,461,272
71,585	CenturyLink Inc(b)	1,687,259
28,692	Charter Communications Inc Class A(a)	9,391,465
665,161	Cisco Systems Inc	22,482,442
631,639	Comcast Corp Class A	23,743,310
20,224	Discovery Communications Inc Class A(a)(b)	588,316
30,415	Discovery Communications Inc Class C(a)	861,049
32,000	DISH Network Corp Class A(a)	2,031,680
137,550	eBay Inc(a)	4,617,554
15,356	Expedia Inc	1,937,467
8,332	F5 Networks Inc(a)	1,187,893
312,982	Facebook Inc Class A(a)	44,459,093
54,348	Interpublic Group of Cos Inc	1,335,330
51,946	Juniper Networks Inc	1,445,657
38,495	Level 3 Communications Inc(a)	2,202,684
21,365	Motorola Solutions Inc	1,842,090
56,866	Netflix Inc(a)	8,405,363
52,111	News Corp Class A	677,443
12,090	News Corp Class B	163,215
31,446	Omnicom Group Inc	2,710,960
6,539	Priceline Group Inc(a)	11,639,224
12,231	Scripps Networks Interactive Inc Class A	958,543
82,199	Symantec Corp	2,521,865
Shares		Fair Value
Communications — (continued)
29,156	Tegna Inc	$ 746,977
102,181	Time Warner Inc	9,984,106
15,437	TripAdvisor Inc(a)(b)	666,261
140,682	Twenty-First Century Fox Inc Class A	4,556,690
66,071	Twenty-First Century Fox Inc Class B	2,099,736
12,065	VeriSign Inc(a)(b)	1,050,982
540,189	Verizon Communications Inc	26,334,214
45,978	Viacom Inc Class B	2,143,494
194,012	Walt Disney Co	21,999,021
115,868	Yahoo! Inc(a)	5,377,434
		371,979,888
Consumer, Cyclical — 8.83%
9,584	Advance Auto Parts Inc	1,420,924
16,002	Alaska Air Group Inc	1,475,704
68,143	American Airlines Group Inc	2,882,449
7,965	AutoNation Inc(a)	336,840
3,789	AutoZone Inc(a)	2,739,636
20,225	Bed Bath & Beyond Inc(b)	798,079
36,934	Best Buy Co Inc	1,815,306
26,559	BorgWarner Inc	1,109,901
25,080	CarMax Inc(a)	1,485,238
56,165	Carnival Corp	3,308,680
3,760	Chipotle Mexican Grill Inc(a)(b)	1,675,155
36,175	Coach Inc	1,495,113
57,923	Costco Wholesale Corp	9,713,108
136,307	CVS Health Corp	10,700,099
15,172	Darden Restaurants Inc	1,269,441
36,062	Delphi Automotive PLC	2,902,630
96,679	Delta Air Lines Inc	4,443,367
33,842	Dollar General Corp	2,359,803
31,815	Dollar Tree Inc(a)	2,496,205
44,586	DR Horton Inc	1,485,160
39,016	Fastenal Co	2,009,324
18,190	Foot Locker Inc	1,360,794
517,162	Ford Motor Co	6,019,766
27,622	Gap Inc	670,938
183,137	General Motors Co	6,475,724
19,172	Genuine Parts Co	1,771,685
35,519	Goodyear Tire & Rubber Co	1,278,684
52,121	Hanesbrands Inc(b)	1,082,032
22,734	Harley-Davidson Inc	1,375,407
14,663	Hasbro Inc	1,463,661
161,417	Home Depot Inc	23,700,858
23,644	Kohl's Corp(b)	941,268
32,025	L Brands Inc	1,508,378
18,014	Leggett & Platt Inc	906,464
24,771	Lennar Corp Class A	1,268,027
41,322	LKQ Corp(a)	1,209,495
114,818	Lowe's Cos Inc	9,439,188
41,190	Macy's Inc	1,220,872
42,476	Marriott International Inc Class A	4,000,390
45,980	Mattel Inc	1,177,548
108,841	McDonald's Corp	14,106,882
21,703	Michael Kors Holdings Ltd(a)	827,101

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
8,174	Mohawk Industries Inc(a)	$ 1,875,851
63,370	Newell Brands Inc	2,989,163
177,055	NIKE Inc Class B	9,867,275
15,588	Nordstrom Inc(b)	725,933
12,569	O'Reilly Automotive Inc(a)	3,391,619
45,888	PACCAR Inc	3,083,674
38,598	PulteGroup Inc	908,983
10,945	PVH Corp	1,132,479
7,902	Ralph Lauren Corp	644,961
53,238	Ross Stores Inc	3,506,787
21,647	Royal Caribbean Cruises Ltd	2,123,787
9,320	Signet Jewelers Ltd	645,596
82,056	Southwest Airlines Co	4,411,331
87,287	Staples Inc	765,507
192,853	Starbucks Corp	11,260,687
75,222	Target Corp	4,151,502
14,481	Tiffany & Co	1,380,039
86,047	TJX Cos Inc	6,804,597
17,985	Tractor Supply Co	1,240,425
7,588	Ulta Salon Cosmetics & Fragrance Inc(a)	2,164,325
24,735	Under Armour Inc Class A(a)(b)	489,258
23,375	Under Armour Inc Class C(a)	427,763
38,453	United Continental Holdings Inc(a)	2,716,320
44,292	VF Corp	2,434,731
113,400	Walgreens Boots Alliance Inc	9,417,870
199,540	Wal-Mart Stores Inc	14,382,843
10,052	Whirlpool Corp	1,722,209
7,058	WW Grainger Inc	1,642,820
14,160	Wyndham Worldwide Corp	1,193,546
10,414	Wynn Resorts Ltd	1,193,549
45,930	Yum! Brands Inc	2,934,927
		241,357,681
Consumer, Non-Cyclical — 22.40%
228,062	Abbott Laboratories	10,128,233
211,818	AbbVie Inc	13,802,061
46,497	Aetna Inc	5,930,692
29,511	Alexion Pharmaceuticals Inc(a)	3,577,914
44,701	Allergan PLC	10,679,963
258,428	Altria Group Inc	18,456,928
21,737	AmerisourceBergen Corp	1,923,724
97,868	Amgen Inc	16,057,203
34,907	Anthem Inc	5,772,920
75,735	Archer-Daniels-Midland Co	3,486,839
59,373	Automatic Data Processing Inc	6,079,201
11,194	Avery Dennison Corp	902,236
64,444	Baxter International Inc	3,342,066
28,120	Becton Dickinson & Co	5,158,333
28,830	Biogen Inc(a)	7,882,699
179,251	Boston Scientific Corp(a)	4,457,972
221,452	Bristol-Myers Squibb Co	12,042,560
24,740	Brown-Forman Corp Class B	1,142,493
26,375	Campbell Soup Co	1,509,705
42,127	Cardinal Health Inc	3,435,457
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
102,721	Celgene Corp(a)	$ 12,781,574
22,530	Centene Corp(a)	1,605,488
34,582	Church & Dwight Co Inc	1,724,604
33,987	Cigna Corp	4,978,756
11,051	Cintas Corp	1,398,394
16,740	Clorox Co	2,257,054
514,354	Coca-Cola Co	21,829,184
117,779	Colgate-Palmolive Co	8,620,245
54,106	ConAgra Foods Inc	2,182,636
23,199	Constellation Brands Inc Class A	3,759,862
6,208	Cooper Cos Inc	1,240,917
64,280	Coty Inc Class A	1,165,396
9,626	CR Bard Inc	2,392,446
81,150	Danaher Corp	6,940,759
20,615	DaVita HealthCare Partners Inc(a)	1,401,202
30,135	Dentsply Sirona Inc	1,881,629
24,685	Dr Pepper Snapple Group Inc	2,417,155
34,830	Ecolab Inc	4,365,592
28,399	Edwards Lifesciences Corp(a)	2,671,494
128,729	Eli Lilly & Co	10,827,396
14,800	Envision Healthcare Corp(a)	907,536
16,074	Equifax Inc	2,197,959
29,645	Estee Lauder Cos Inc Class A	2,513,600
81,708	Express Scripts Holding Co(a)	5,385,374
76,993	General Mills Inc	4,543,357
174,387	Gilead Sciences Inc	11,844,365
20,419	Global Payments Inc	1,647,405
27,903	H&R Block Inc	648,745
38,512	HCA Holdings Inc(a)	3,427,183
10,607	Henry Schein Inc(a)	1,802,872
18,132	Hershey Co	1,980,921
37,630	Hologic Inc(a)	1,601,157
36,497	Hormel Foods Corp	1,263,891
19,662	Humana Inc	4,053,125
11,880	IDEXX Laboratories Inc(a)	1,836,767
19,289	Illumina Inc(a)	3,291,475
23,029	Incyte Corp(a)	3,078,286
4,880	Intuitive Surgical Inc(a)	3,740,374
15,426	JM Smucker Co	2,022,040
360,494	Johnson & Johnson	44,899,528
34,039	Kellogg Co	2,471,572
47,767	Kimberly-Clark Corp	6,287,570
79,315	Kraft Foods Group Inc	7,202,595
125,497	Kroger Co	3,700,907
13,830	Laboratory Corp of America Holdings(a)	1,984,190
14,756	Mallinckrodt PLC(a)	657,675
15,418	McCormick & Co Inc	1,504,026
28,415	McKesson Corp	4,212,808
24,423	Mead Johnson Nutrition Co	2,175,601
181,941	Medtronic PLC	14,657,167
365,345	Merck & Co Inc	23,214,021
23,865	Molson Coors Brewing Co Class B	2,284,119

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
204,603	Mondelez International Inc Class A	$ 8,814,297
54,429	Monster Beverage Corp(a)	2,512,987
22,109	Moody's Corp	2,477,092
61,805	Mylan NV(a)	2,409,777
45,563	Nielsen Holdings NV	1,882,208
11,726	Patterson Cos Inc(b)	530,367
149,808	PayPal Holdings Inc(a)	6,444,740
190,041	PepsiCo Inc	21,257,986
19,150	Perrigo Co PLC	1,271,369
790,951	Pfizer Inc	27,058,434
205,567	Philip Morris International Inc	23,208,514
339,732	Procter & Gamble Co	30,524,920
18,742	Quanta Services Inc(a)	695,516
18,405	Quest Diagnostics Inc	1,807,187
10,131	Regeneron Pharmaceuticals Inc(a)	3,925,864
110,022	Reynolds American Inc	6,933,586
16,468	Robert Half International Inc	804,132
34,601	S&P Global Inc	4,523,735
40,806	Stryker Corp	5,372,110
66,042	Sysco Corp	3,428,901
52,344	Thermo Fisher Scientific Inc	8,040,038
21,005	Total System Services Inc	1,122,927
38,920	Tyson Foods Inc Class A	2,401,753
10,817	United Rentals Inc(a)	1,352,666
128,524	UnitedHealth Group Inc	21,079,221
12,219	Universal Health Services Inc Class B	1,520,655
12,191	Varian Medical Systems Inc(a)	1,110,966
20,320	Verisk Analytics Inc(a)	1,648,765
33,407	Vertex Pharmaceuticals Inc(a)	3,653,055
65,307	Western Union Co(b)	1,328,997
43,124	Whole Foods Market Inc	1,281,645
26,533	Zimmer Biomet Holdings Inc	3,239,945
65,240	Zoetis Inc	3,481,859
		612,395,407
Diversified — 0.04%
41,345	Leucadia National Corp	1,074,970
Energy — 6.48%
73,838	Anadarko Petroleum Corp	4,577,956
51,124	Apache Corp	2,627,262
55,546	Baker Hughes Inc	3,322,762
62,802	Cabot Oil & Gas Corp	1,501,596
100,462	Chesapeake Energy Corp(a)(b)	596,744
251,576	Chevron Corp	27,011,715
12,632	Cimarex Energy Co	1,509,398
19,690	Concho Resources Inc(a)	2,527,015
163,292	ConocoPhillips	8,143,372
70,330	Devon Energy Corp	2,934,168
76,386	EOG Resources Inc	7,451,454
22,794	EQT Corp	1,392,713
551,034	Exxon Mobil Corp	45,190,298
Shares		Fair Value
Energy — (continued)
114,223	Halliburton Co	$ 5,620,914
13,997	Helmerich & Payne Inc(b)	931,780
35,486	Hess Corp	1,710,780
256,082	Kinder Morgan Inc	5,567,223
114,778	Marathon Oil Corp	1,813,492
69,940	Marathon Petroleum Corp	3,534,768
22,084	Murphy Oil Corp	631,382
50,701	National Oilwell Varco Inc	2,032,603
26,185	Newfield Exploration Co(a)	966,488
57,998	Noble Energy Inc	1,991,651
101,261	Occidental Petroleum Corp	6,415,897
28,481	ONEOK Inc	1,578,987
58,401	Phillips 66	4,626,527
22,489	Pioneer Natural Resources Co	4,188,126
22,926	Range Resources Corp	667,147
184,361	Schlumberger Ltd	14,398,594
63,927	Southwestern Energy Co(a)	522,284
62,959	TechnipFMC PLC(a)	2,046,168
15,616	Tesoro Corp	1,265,833
46,364	Transocean Ltd(a)	577,232
60,449	Valero Energy Corp	4,007,164
109,473	Williams Cos Inc	3,239,306
		177,120,799
Financial — 18.15%
7,191	Affiliated Managers Group Inc	1,178,893
54,329	Aflac Inc	3,934,506
11,811	Alexandria Real Estate Equities Inc REIT	1,305,352
7,748	Alliance Data Systems Corp	1,929,252
48,857	Allstate Corp	3,981,357
100,608	American Express Co	7,959,099
123,666	American International Group Inc	7,720,468
56,408	American Tower Corp REIT	6,855,828
21,204	Ameriprise Financial Inc	2,749,735
34,503	Aon PLC	4,095,161
21,281	Apartment Investment & Management Co REIT Class A	943,812
22,966	Arthur J Gallagher & Co	1,298,498
8,006	Assurant Inc	765,934
17,979	AvalonBay Communities Inc REIT	3,300,944
1,332,252	Bank of America Corp	31,427,825
140,095	Bank of New York Mellon Corp	6,616,687
108,214	BB&T Corp	4,837,166
252,399	Berkshire Hathaway Inc Class B(a)	42,069,865
16,022	BlackRock Inc	6,144,597
20,022	Boston Properties Inc REIT	2,651,113
63,417	Capital One Financial Corp	5,495,717
12,460	CBOE Holdings Inc	1,010,132
38,521	CBRE Group Inc Class A(a)	1,340,146
159,853	Charles Schwab Corp	6,523,601
61,981	Chubb Ltd	8,444,911
19,978	Cincinnati Financial Corp	1,443,810

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
368,203	Citigroup Inc	$ 22,025,903
67,000	Citizens Financial Group Inc	2,314,850
44,949	CME Group Inc	5,339,941
22,448	Comerica Inc	1,539,484
47,999	Crown Castle International Corp REIT	4,533,506
21,290	Digital Realty Trust Inc REIT	2,265,043
51,234	Discover Financial Services	3,503,893
37,411	E*TRADE Financial Corp(a)	1,305,270
10,500	Equinix Inc REIT	4,203,885
47,777	Equity Residential REIT	2,972,685
8,725	Essex Property Trust Inc REIT	2,020,099
16,911	Extra Space Storage Inc REIT	1,258,009
9,576	Federal Realty Investment Trust REIT	1,278,396
99,333	Fifth Third Bancorp	2,523,058
45,155	Franklin Resources Inc	1,902,832
77,267	GGP Inc REIT	1,791,049
49,003	Goldman Sachs Group Inc	11,256,969
50,165	Hartford Financial Services Group Inc	2,411,432
62,992	HCP Inc REIT	1,970,390
95,493	Host Hotels & Resorts Inc REIT	1,781,899
140,541	Huntington Bancshares Inc	1,881,844
78,693	Intercontinental Exchange Inc	4,711,350
53,802	Invesco Ltd	1,647,955
31,955	Iron Mountain Inc REIT	1,139,835
474,150	JPMorgan Chase & Co	41,649,336
142,766	KeyCorp	2,538,379
56,677	Kimco Realty Corp REIT	1,251,995
30,298	Lincoln National Corp	1,983,004
37,496	Loews Corp	1,753,688
20,464	M&T Bank Corp	3,166,395
16,365	Macerich Co REIT	1,053,906
68,910	Marsh & McLennan Cos Inc	5,091,760
126,128	MasterCard Inc Class A	14,185,616
146,530	MetLife Inc	7,739,715
14,958	Mid-America Apartment Communities Inc REIT	1,521,827
191,087	Morgan Stanley	8,186,167
15,553	NASDAQ OMX Group Inc	1,080,156
39,080	Navient Corp	576,821
27,697	Northern Trust Corp	2,398,006
43,162	People's United Financial Inc	785,548
64,341	PNC Financial Services Group Inc	7,736,362
34,957	Principal Financial Group Inc(b)	2,206,136
76,231	Progressive Corp	2,986,731
70,218	Prologis Inc REIT	3,642,910
56,785	Prudential Financial Inc	6,057,824
19,931	Public Storage REIT	4,363,095
16,994	Raymond James Financial Inc	1,295,962
34,408	Realty Income Corp REIT	2,048,308
19,732	Regency Centers Corp REIT	1,310,007
161,500	Regions Financial Corp	2,346,595
Shares		Fair Value
Financial — (continued)
42,502	Simon Property Group Inc REIT	$ 7,311,619
13,538	SL Green Realty Corp REIT	1,443,422
48,451	State Street Corp	3,857,184
64,924	SunTrust Banks Inc	3,590,297
104,750	Synchrony Financial	3,592,925
32,098	T Rowe Price Group Inc	2,187,479
14,251	Torchmark Corp	1,097,897
37,468	Travelers Cos Inc Class A	4,516,393
36,079	UDR Inc REIT	1,308,225
31,391	Unum Group	1,471,924
211,709	US Bancorp	10,903,014
47,658	Ventas Inc REIT	3,099,676
247,470	Visa Inc Class A	21,992,659
22,919	Vornado Realty Trust REIT	2,299,005
598,948	Wells Fargo & Co	33,337,446
48,215	Welltower Inc REIT	3,414,586
100,184	Weyerhaeuser Co REIT	3,404,252
16,793	Willis Towers Watson PLC	2,198,036
34,600	XL Group Ltd	1,379,156
27,636	Zions Bancorporation	1,160,712
		496,126,142
Industrial — 9.75%
79,699	3M Co	15,248,810
5,794	Acuity Brands Inc	1,181,976
43,199	Agilent Technologies Inc	2,283,931
12,930	Allegion PLC	978,801
31,199	AMETEK Inc	1,687,242
40,970	Amphenol Corp Class A	2,915,835
59,205	Arconic Inc	1,559,460
22,896	Ball Corp	1,700,257
76,055	Boeing Co	13,451,087
77,527	Caterpillar Inc	7,191,405
19,282	CH Robinson Worldwide Inc	1,490,306
124,700	Corning Inc	3,366,900
124,116	CSX Corp	5,777,600
20,174	Cummins Inc	3,050,309
38,573	Deere & Co	4,199,057
20,527	Dover Corp	1,649,345
60,351	Eaton Corp PLC	4,475,027
85,563	Emerson Electric Co	5,121,801
24,180	Expeditors International of Washington Inc	1,365,928
32,518	FedEx Corp	6,345,888
18,582	FLIR Systems Inc	674,155
16,281	Flowserve Corp(b)	788,326
18,466	Fluor Corp	971,681
40,461	Fortive Corp	2,436,561
20,844	Fortune Brands Home & Security Inc	1,268,357
15,513	Garmin Ltd(b)	792,869
37,705	General Dynamics Corp	7,058,376
1,159,451	General Electric Co	34,551,640
16,699	Harris Corp	1,858,098
100,988	Honeywell International Inc	12,610,372
42,054	Illinois Tool Works Inc	5,570,893
34,773	Ingersoll-Rand PLC	2,827,740

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,773	Jacobs Engineering Group Inc	$ 927,211
12,032	JB Hunt Transport Services Inc	1,103,816
123,127	Johnson Controls International PLC	5,186,109
14,191	Kansas City Southern	1,217,020
10,321	L3 Technologies Inc	1,705,958
33,387	Lockheed Martin Corp	8,934,361
8,198	Martin Marietta Materials Inc	1,789,214
44,560	Masco Corp	1,514,594
3,385	Mettler-Toledo International Inc(a)	1,621,110
38,926	Norfolk Southern Corp	4,358,544
23,203	Northrop Grumman Corp	5,518,602
17,557	Parker-Hannifin Corp	2,814,738
21,986	Pentair PLC	1,380,281
14,457	PerkinElmer Inc	839,373
38,728	Raytheon Co	5,906,020
31,135	Republic Services Inc	1,955,589
17,016	Rockwell Automation Inc	2,649,561
17,584	Rockwell Collins Inc	1,708,461
13,198	Roper Technologies Inc	2,725,255
6,599	Ryder System Inc	497,829
25,198	Sealed Air Corp	1,098,129
7,853	Snap-on Inc	1,324,566
19,800	Stanley Black & Decker Inc	2,630,826
11,468	Stericycle Inc(a)	950,583
47,547	TE Connectivity Ltd	3,544,629
34,883	Textron Inc	1,660,082
6,677	TransDigm Group Inc	1,470,008
108,146	Union Pacific Corp	11,454,824
91,346	United Parcel Service Inc Class B	9,801,426
99,595	United Technologies Corp	11,175,555
17,184	Vulcan Materials Co	2,070,328
53,958	Waste Management Inc	3,934,617
10,517	Waters Corp(a)	1,643,912
34,065	Westrock Co	1,772,402
24,162	Xylem Inc	1,213,416
		266,548,982
Technology — 13.89%
82,196	Accenture PLC Class A	9,853,657
90,407	Activision Blizzard Inc	4,507,693
65,806	Adobe Systems Inc(a)	8,563,335
102,515	Advanced Micro Devices Inc(a)(b)	1,491,593
23,176	Akamai Technologies Inc(a)	1,383,607
48,205	Analog Devices Inc	3,950,400
697,219	Apple Inc	100,162,482
142,987	Applied Materials Inc	5,562,194
26,486	Autodesk Inc(a)	2,290,244
53,297	Broadcom Ltd	11,669,911
39,701	CA Inc	1,259,316
40,638	Cerner Corp(a)	2,391,546
20,323	Citrix Systems Inc(a)	1,694,735
80,168	Cognizant Technology Solutions Corp Class A(a)	4,771,599
18,926	CSRA Inc	554,343
Shares		Fair Value
Technology — (continued)
4,829	Dun & Bradstreet Corp	$ 521,242
40,966	Electronic Arts Inc(a)	3,667,276
43,262	Fidelity National Information Services Inc	3,444,521
28,649	Fiserv Inc(a)	3,303,516
221,726	Hewlett Packard Enterprise Co	5,254,906
228,585	HP Inc	4,087,100
627,958	Intel Corp	22,650,445
114,657	International Business Machines Corp	19,966,370
32,092	Intuit Inc	3,722,351
20,448	KLA-Tencor Corp	1,943,991
21,555	Lam Research Corp	2,766,800
29,013	Microchip Technology Inc(b)	2,140,579
136,246	Micron Technology Inc(a)	3,937,509
1,026,922	Microsoft Corp	67,633,083
35,474	NetApp Inc	1,484,587
78,273	NVIDIA Corp	8,526,278
397,137	Oracle Corp	17,716,282
43,287	Paychex Inc	2,549,604
17,213	Qorvo Inc(a)	1,180,123
195,701	QUALCOMM Inc	11,221,495
24,128	Red Hat Inc(a)	2,087,072
87,030	Salesforce.com Inc(a)	7,179,105
40,005	Seagate Technology PLC	1,837,430
24,402	Skyworks Solutions Inc	2,390,908
20,807	Synopsys Inc(a)	1,500,809
18,315	Teradata Corp(a)	569,963
132,440	Texas Instruments Inc	10,669,366
37,281	Western Digital Corp	3,076,801
115,455	Xerox Corp	847,440
33,028	Xilinx Inc	1,911,991
		379,895,598
Utilities — 3.13%
89,692	AES Corp	1,002,757
28,832	Alliant Energy Corp	1,142,035
32,770	Ameren Corp	1,788,914
64,844	American Electric Power Co Inc	4,352,978
23,666	American Water Works Co Inc	1,840,505
55,776	CenterPoint Energy Inc	1,537,744
37,702	CMS Energy Corp	1,686,787
39,766	Consolidated Edison Inc	3,088,228
83,534	Dominion Resources Inc	6,479,732
24,043	DTE Energy Co	2,455,031
92,996	Duke Energy Corp	7,626,602
42,744	Edison International	3,402,850
24,141	Entergy Corp	1,833,750
42,491	Eversource Energy	2,497,621
124,161	Exelon Corp	4,467,313
56,628	FirstEnergy Corp	1,801,903
61,764	NextEra Energy Inc	7,928,645
43,688	NiSource Inc	1,039,337
43,514	NRG Energy Inc	813,712
66,995	PG&E Corp	4,445,788
14,512	Pinnacle West Capital Corp	1,210,011

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
88,704	PPL Corp	$ 3,316,643
66,214	Public Service Enterprise Group Inc	2,936,591
19,302	SCANA Corp	1,261,386
32,971	Sempra Energy	3,643,295
130,805	Southern Co	6,511,473
40,962	WEC Energy Group Inc	2,483,526
66,305	Xcel Energy Inc	2,947,257
		85,542,414
TOTAL COMMON STOCK — 98.58% (Cost $1,704,168,189)		$ 2,694,865,049
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.21%
$33,000,000	Federal Farm Credit Banks Funding Corp 0.51%, 04/03/2017	32,999,083
Repurchase Agreements — 0.63%
4,086,805	Undivided interest of 3.44% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $4,086,805 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	4,086,805
4,086,805	Undivided interest of 3.46% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $4,086,805 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	4,086,805
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 859,962	Undivided interest of 3.55% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $859,962 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	$ 859,962
4,086,805	Undivided interest of 4.50% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $4,086,805 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(c)	4,086,805
4,086,805	Undivided interest of 5.00% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $4,086,805 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	4,086,805
17,207,182
SHORT TERM INVESTMENTS — 1.84% (Cost $50,206,265)		$ 50,206,265
TOTAL INVESTMENTS — 100.42% (Cost $1,754,374,454)		$ 2,745,071,314
OTHER ASSETS & LIABILITIES, NET — (0.42)%		$ (11,350,898)
TOTAL NET ASSETS — 100.00%		$ 2,733,720,416

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	365	USD	43,055,400	June 2017	$(87,514)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,694,865,049	$ —	$ —	$ 2,694,865,049
Short Term Investments	—	50,206,265	—	50,206,265
Total Assets	$ 2,694,865,049	$ 50,206,265	$ 0	$ 2,745,071,314
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (87,514)	$ —	$ —	$ (87,514)
Total Liabilities	$ (87,514)	$ 0	$ 0	$ (87,514)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$1,765,449,069
Gross unrealized appreciation on investments	1,058,730,414
Gross unrealized depreciation on investments	(79,108,169)
Net unrealized appreciation on investments	$979,622,245

March 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 236 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.41%
52,339	Allegheny Technologies Inc(a)	$ 940,009
29,502	Ashland Global Holdings Inc	3,652,643
29,490	Cabot Corp	1,766,746
22,560	Carpenter Technology Corp	841,488
86,846	Chemours Co	3,343,571
53,823	Commercial Metals Co	1,029,634
16,025	Compass Minerals International Inc(a)	1,087,296
29,777	Domtar Corp	1,087,456
16,840	Minerals Technologies Inc	1,289,944
4,385	NewMarket Corp	1,987,414
78,428	Olin Corp	2,577,928
38,736	PolyOne Corp	1,320,510
34,567	Reliance Steel & Aluminum Co	2,766,051
30,979	Royal Gold Inc	2,170,079
63,338	RPM International Inc	3,485,490
20,742	Sensient Technologies Corp	1,644,011
114,916	Steel Dynamics Inc	3,994,480
82,653	United States Steel Corp	2,794,498
34,661	Valspar Corp	3,845,291
51,921	Versum Materials Inc	1,588,783
		43,213,322
Communications — 2.96%
26,998	AMC Networks Inc Class A(b)	1,584,243
90,201	ARRIS International PLC(b)	2,385,816
2,247	Cable One Inc	1,403,184
66,974	Ciena Corp(b)	1,581,256
18,761	FactSet Research Systems Inc	3,093,877
548,512	Frontier Communications Corp(a)	1,173,816
16,398	InterDigital Inc	1,415,147
21,660	John Wiley & Sons Inc Class A	1,165,308
25,005	LogMeIn Inc	2,437,987
17,089	Meredith Corp(a)	1,103,949
56,429	New York Times Co Class A	812,578
15,651	Plantronics Inc	846,876
45,050	Telephone & Data Systems Inc	1,194,275
47,036	Time Inc	910,147
24,773	ViaSat Inc(a)(b)	1,581,013
18,195	WebMD Health Corp(b)	958,513
		23,647,985
Consumer, Cyclical — 11.66%
79,667	American Eagle Outfitters Inc(a)	1,117,728
21,250	Big Lots Inc(a)	1,034,450
23,400	Brinker International Inc(a)	1,028,664
42,450	Brunswick Corp	2,597,940
8,261	Buffalo Wild Wings Inc(b)	1,261,868
24,766	Cabela's Inc(b)	1,315,322
33,892	CalAtlantic Group Inc(a)	1,269,255
23,222	Carter's Inc	2,085,336
18,578	Casey's General Stores Inc	2,085,380
Shares		Fair Value
Consumer, Cyclical — (continued)
21,212	Cheesecake Factory Inc	$ 1,343,992
61,266	Chico's FAS Inc	869,977
5,918	Churchill Downs Inc	940,074
50,144	Cinemark Holdings Inc	2,223,385
24,928	Cooper Tire & Rubber Co	1,105,557
48,467	Copart Inc(b)	3,001,561
11,497	Cracker Barrel Old Country Store Inc(a)	1,830,897
35,890	CST Brands Inc	1,725,950
68,289	Dana Holding Corp	1,318,661
15,476	Deckers Outdoor Corp(b)	924,381
41,697	Dick's Sporting Goods Inc	2,028,976
12,253	Dillard's Inc Class A(a)	640,097
22,784	Domino's Pizza Inc	4,199,091
43,678	Dunkin' Brands Group Inc	2,388,313
47,705	GameStop Corp Class A(a)	1,075,748
28,174	Herman Miller Inc	888,890
20,738	HNI Corp	955,814
15,032	HSN Inc	557,687
11,927	International Speedway Corp Class A	440,703
14,943	Jack in the Box Inc	1,520,002
143,326	JC Penney Co Inc(a)(b)	882,888
159,813	JetBlue Airways Corp(b)	3,293,746
60,846	Kate Spade & Co(b)	1,413,453
40,277	KB Home(a)	800,707
51,500	Michaels Cos Inc(b)	1,153,085
21,366	MSC Industrial Direct Co Inc Class A	2,195,570
23,106	Nu Skin Enterprises Inc Class A	1,283,307
1,627	NVR Inc(b)	3,427,894
246,852	Office Depot Inc	1,151,565
10,071	Panera Bread Co Class A(a)(b)	2,637,293
12,569	Papa John's International Inc(a)	1,006,023
27,573	Polaris Industries Inc(a)	2,310,617
19,515	Pool Corp	2,328,725
67,039	Sally Beauty Holdings Inc(b)	1,370,277
20,998	Scotts Miracle-Gro Co	1,961,003
63,600	Skechers U.S.A. Inc Class A(b)	1,745,820
22,617	Tempur Sealy International Inc(a)(b)	1,050,786
30,749	Texas Roadhouse Inc	1,369,253
22,691	Thor Industries Inc	2,181,286
70,103	Toll Brothers Inc(b)	2,531,419
51,308	Toro Co	3,204,698
76,307	Tri Pointe Group Inc(b)	956,890
23,692	Tupperware Brands Corp	1,485,962
41,305	Urban Outfitters Inc(b)	981,407
14,397	Watsco Inc	2,061,362
90,058	Wendy's Co	1,225,689
38,396	Williams-Sonoma Inc(a)	2,058,794
33,327	World Fuel Services Corp	1,208,104
		93,053,322
Consumer, Non-Cyclical — 15.54%
30,198	Aaron's Inc(a)	898,089
19,257	ABIOMED Inc(b)	2,410,976

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,304	Akorn Inc(b)	$ 994,600
35,781	Align Technology Inc(b)	4,104,439
40,061	Avis Budget Group Inc(b)	1,185,004
210,294	Avon Products Inc(b)	925,294
9,923	Bio-Rad Laboratories Inc Class A(b)	1,978,051
17,836	Bio-Techne Corp	1,813,029
51,000	Bioverativ Inc(b)	2,777,460
4,526	Boston Beer Co Inc Class A(a)(b)	654,686
59,332	Catalent Inc(b)	1,680,282
15,372	CEB Inc	1,208,239
22,463	Charles River Laboratories International Inc(b)	2,020,547
40,106	CoreLogic Inc(b)	1,633,116
43,035	Dean Foods Co	846,068
23,002	Deluxe Corp	1,660,054
26,778	DeVry Education Group Inc	949,280
27,255	Edgewell Personal Care Co(b)	1,993,431
93,353	Endo International PLC(b)	1,041,819
87,170	Flowers Foods Inc	1,691,970
19,787	FTI Consulting Inc(b)	814,631
39,192	Gartner Inc Class A(b)	4,232,344
34,360	Globus Medical Inc Class A(b)	1,017,743
2,176	Graham Holdings Co Class B	1,304,621
49,052	Hain Celestial Group Inc(b)	1,824,734
21,459	Halyard Health Inc(b)	817,373
41,772	HealthSouth Corp	1,788,259
12,619	Helen of Troy Ltd(b)	1,188,710
28,201	Hill-Rom Holdings Inc	1,990,991
34,041	Ingredion Inc	4,099,558
65,823	Lamb Weston Holdings Inc	2,768,515
9,235	Lancaster Colony Corp	1,189,837
18,734	LifePoint Health Inc(b)	1,227,077
20,570	LivaNova PLC(a)(b)	1,008,136
62,746	Live Nation Entertainment Inc(b)	1,905,596
32,074	ManpowerGroup Inc	3,289,830
17,842	MarketAxess Holdings Inc	3,345,197
21,411	Masimo Corp(b)	1,996,790
44,475	MEDNAX Inc(b)	3,085,675
20,571	Molina Healthcare Inc(b)	938,038
23,993	NuVasive Inc(b)	1,791,797
28,948	Owens & Minor Inc	1,001,601
23,826	PAREXEL International Corp(b)	1,503,659
30,479	Post Holdings Inc(b)	2,667,522
25,342	Prestige Brands Holdings Inc(b)	1,408,002
67,170	ResMed Inc	4,834,225
45,719	Rollins Inc	1,697,547
89,253	Service Corp International	2,756,133
40,664	Snyder's-Lance Inc	1,639,166
21,550	Sotheby's (b)	980,094
61,376	Sprouts Farmers Market Inc(b)	1,419,013
40,273	STERIS Corp	2,797,363
21,293	Teleflex Inc	4,125,093
37,227	Tenet Healthcare Corp(a)(b)	659,290
8,670	Tootsie Roll Industries Inc(a)	323,806
26,932	TreeHouse Foods Inc(a)(b)	2,280,063
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,622	United Natural Foods Inc(b)	$ 1,021,179
21,320	United Therapeutics Corp(b)	2,886,302
38,520	VCA Inc(b)	3,524,580
21,007	WellCare Health Plans Inc(b)	2,945,391
34,756	West Pharmaceutical Services Inc	2,836,437
18,237	WEX Inc(b)	1,887,530
84,035	WhiteWave Foods Co(b)	4,718,565
		124,004,447
Energy — 3.54%
82,608	CONSOL Energy Inc(b)	1,386,162
30,328	Diamond Offshore Drilling Inc(a)(b)	506,781
18,152	Dril-Quip Inc(a)(b)	990,192
46,026	Energen Corp(b)	2,505,655
143,697	Ensco PLC Class A	1,286,088
36,487	First Solar Inc(a)(b)	988,798
74,266	Gulfport Energy Corp(b)	1,276,633
84,383	HollyFrontier Corp	2,391,414
16,386	Murphy USA Inc(b)	1,203,060
136,560	Nabors Industries Ltd	1,784,839
118,347	Noble Corp PLC(a)	732,568
49,576	NOW Inc(b)	840,809
45,857	Oceaneering International Inc	1,241,808
23,991	Oil States International Inc(b)	795,302
78,872	Patterson-UTI Energy Inc(a)	1,914,223
114,266	QEP Resources Inc(b)	1,452,321
60,377	Rowan Cos PLC Class A(b)	940,674
46,909	SM Energy Co	1,126,754
73,409	Superior Energy Services Inc(b)	1,046,812
37,657	Western Refining Inc	1,320,631
188,678	WPX Energy Inc(b)	2,526,398
		28,257,922
Financial — 24.23%
21,593	Alexander & Baldwin Inc	961,320
7,321	Alleghany Corp(b)	4,499,926
63,203	American Campus Communities Inc REIT	3,007,831
34,658	American Financial Group Inc	3,307,066
28,657	Aspen Insurance Holdings Ltd	1,491,597
72,688	Associated Banc-Corp	1,773,587
39,710	BancorpSouth Inc	1,201,227
20,245	Bank of Hawaii Corp	1,667,378
43,440	Bank of the Ozarks Inc	2,259,314
54,430	Brown & Brown Inc	2,270,820
41,502	Camden Property Trust REIT	3,339,251
39,054	Care Capital Properties Inc	1,049,381
35,489	Cathay General Bancorp	1,337,226
33,699	Chemical Financial Corp	1,723,704
82,409	CNO Financial Group Inc	1,689,384
41,598	Commerce Bancshares Inc	2,336,144
55,795	CoreCivic Inc REIT	1,753,079
46,137	Corporate Office Properties Trust REIT	1,527,135
199,365	Cousins Properties Inc REIT	1,648,749

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
27,000	Cullen/Frost Bankers Inc	$ 2,402,190
35,414	CyrusOne Inc REIT	1,822,759
43,821	DCT Industrial Trust Inc REIT	2,108,667
69,056	Douglas Emmett Inc REIT	2,651,750
168,596	Duke Realty Corp REIT	4,429,017
68,361	East West Bancorp Inc	3,528,111
54,559	Eaton Vance Corp	2,452,973
34,932	Education Realty Trust Inc REIT	1,426,972
30,525	EPR Properties REIT	2,247,556
19,388	Everest Re Group Ltd	4,533,108
43,343	Federated Investors Inc Class B	1,141,655
52,457	First American Financial Corp	2,060,511
111,481	First Horizon National Corp	2,062,398
56,022	First Industrial Realty Trust Inc REIT	1,491,866
151,359	FNB Corp	2,250,708
82,552	Fulton Financial Corp	1,473,553
239,401	Genworth Financial Inc Class A(b)	986,332
40,090	GEO Group Inc REIT	1,858,973
40,327	Hancock Holding Co	1,836,895
20,173	Hanover Insurance Group Inc	1,816,780
55,213	Healthcare Realty Trust Inc REIT	1,794,422
48,347	Highwoods Properties Inc REIT	2,375,288
77,891	Hospitality Properties Trust REIT	2,455,903
27,187	International Bancshares Corp	962,420
67,217	Janus Capital Group Inc	887,264
21,455	Jones Lang LaSalle Inc	2,391,160
22,748	Kemper Corp	907,645
46,362	Kilroy Realty Corp REIT	3,341,773
39,273	Lamar Advertising Co REIT Class A	2,935,264
53,783	LaSalle Hotel Properties REIT	1,557,018
40,552	Legg Mason Inc	1,464,333
69,700	Liberty Property Trust REIT	2,686,935
22,214	Life Storage Inc(a)	1,824,214
42,862	Mack-Cali Realty Corp REIT	1,154,702
33,276	MB Financial Inc	1,424,878
152,178	Medical Properties Trust Inc REIT	1,961,574
17,041	Mercury General Corp(a)	1,039,331
69,815	National Retail Properties Inc REIT	3,045,330
231,616	New York Community Bancorp Inc	3,235,676
115,896	Old Republic International Corp	2,373,550
93,290	Omega Healthcare Investors Inc REIT	3,077,637
56,839	PacWest Bancorp	3,027,245
18,733	Potlatch Corp REIT	856,098
21,670	Primerica Inc	1,781,274
38,141	PrivateBancorp Inc	2,264,431
32,945	Prosperity Bancshares Inc	2,296,596
44,450	Quality Care Properties Inc REIT(b)	838,327
Shares		Fair Value
Financial — (continued)
57,491	Rayonier Inc REIT	$ 1,629,295
30,506	Reinsurance Group of America Inc	3,873,652
19,415	RenaissanceRe Holdings Ltd	2,808,380
63,401	SEI Investments Co	3,197,946
112,637	Senior Housing Properties Trust REIT	2,280,899
25,455	Signature Bank(b)	3,777,267
204,110	SLM Corp(b)	2,469,731
31,864	Stifel Financial Corp(b)	1,599,254
24,804	SVB Financial Group(b)	4,615,776
57,991	Synovus Financial Corp	2,378,791
45,740	Tanger Factory Outlet Centers Inc REIT	1,498,900
28,695	Taubman Centers Inc REIT	1,894,444
80,994	TCF Financial Corp	1,378,518
23,500	Texas Capital Bancshares Inc(b)	1,961,075
31,650	Trustmark Corp	1,006,154
20,796	UMB Financial Corp	1,566,147
104,481	Umpqua Holdings Corp	1,853,493
66,483	Uniti Group Inc REIT(b)	1,718,586
42,620	Urban Edge Properties REIT	1,120,906
123,367	Valley National Bancorp	1,455,731
40,695	Waddell & Reed Financial Inc Class A(a)	691,815
42,579	Washington Federal Inc	1,409,365
88,703	Washington Prime Group Inc	770,829
43,825	Webster Financial Corp	2,193,003
55,871	Weingarten Realty Investors REIT	1,865,533
25,000	Wintrust Financial Corp	1,728,000
45,981	WR Berkley Corp	3,247,638
		193,378,309
Industrial — 18.48%
73,784	AECOM (b)	2,625,973
31,770	AGCO Corp	1,911,919
69,834	AO Smith Corp	3,572,707
29,555	AptarGroup Inc	2,275,439
42,168	Arrow Electronics Inc(b)	3,095,553
61,178	Avnet Inc	2,799,505
48,113	B/E Aerospace Inc	3,084,524
20,129	Belden Inc	1,392,726
44,044	Bemis Co Inc	2,151,990
30,615	Carlisle Cos Inc	3,257,742
24,820	Clean Harbors Inc(b)	1,380,488
40,804	Cognex Corp	3,425,496
11,689	Coherent Inc(b)	2,403,726
24,054	Crane Co	1,799,961
46,467	Cree Inc(a)(b)	1,242,063
21,256	Curtiss-Wright Corp	1,939,823
62,643	Donaldson Co Inc	2,851,509
14,719	Dycom Industries Inc(a)(b)	1,368,131
23,044	Eagle Materials Inc	2,238,494
27,975	EMCOR Group Inc	1,761,026
29,367	Energizer Holdings Inc	1,637,210
20,750	EnerSys	1,638,005
14,077	Esterline Technologies Corp(b)	1,211,326

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
18,535	GATX Corp(a)	$ 1,129,894
29,067	Genesee & Wyoming Inc Class A(b)	1,972,487
136,236	Gentex Corp	2,905,914
26,617	Graco Inc(a)	2,505,724
18,506	Granite Construction Inc	928,816
12,302	Greif Inc Class A	677,717
24,451	Hubbell Inc	2,935,343
21,827	Huntington Ingalls Industries Inc Class A	4,370,638
36,155	IDEX Corp	3,380,854
41,822	ITT Inc	1,715,538
85,605	Jabil Circuit Inc	2,475,697
46,581	Joy Global Inc	1,315,913
66,657	KBR Inc	1,001,855
38,409	Kennametal Inc	1,506,785
87,341	Keysight Technologies Inc(b)	3,156,504
25,773	Kirby Corp(b)	1,818,285
24,643	KLX Inc(b)	1,101,542
42,389	Knowles Corp(a)(b)	803,272
19,809	Landstar System Inc	1,696,641
18,343	Lennox International Inc(a)	3,068,784
29,285	Lincoln Electric Holdings Inc	2,543,695
10,836	Littelfuse Inc	1,732,785
68,431	Louisiana-Pacific Corp(b)	1,698,457
14,609	MSA Safety Inc	1,032,710
50,364	National Instruments Corp	1,639,852
25,376	Nordson Corp	3,117,188
32,861	Old Dominion Freight Line Inc	2,811,916
27,413	Orbital ATK Inc	2,686,474
35,471	Oshkosh Corp	2,432,956
76,909	Owens-Illinois Inc(b)	1,567,405
44,670	Packaging Corp of America	4,092,665
20,943	Regal Beloit Corp	1,584,338
17,883	Silgan Holdings Inc	1,061,535
47,059	Sonoco Products Co	2,490,362
13,820	SYNNEX Corp	1,547,011
16,502	Tech Data Corp(b)	1,549,538
16,789	Teledyne Technologies Inc(b)	2,123,137
50,215	Terex Corp	1,576,751
33,263	Timken Co	1,503,488
119,626	Trimble Navigation Ltd(b)	3,829,228
72,164	Trinity Industries Inc	1,915,954
10,795	Valmont Industries Inc	1,678,623
63,514	Vishay Intertechnology Inc(a)	1,044,805
40,877	Wabtec Corp(a)	3,188,406
20,594	Werner Enterprises Inc	539,563
26,220	Woodward Inc	1,780,862
20,543	Worthington Industries Inc	926,284
25,073	Zebra Technologies Corp Class A(b)	2,287,911
		147,517,438
Technology — 11.42%
51,804	3D Systems Corp(a)(b)	774,988
54,572	ACI Worldwide Inc(b)	1,167,295
37,357	Acxiom Corp(b)	1,063,554
86,414	Allscripts Healthcare Solutions Inc(b)	1,095,730
Shares		Fair Value
Technology — (continued)
40,482	ANSYS Inc(b)	$ 4,326,311
56,083	Broadridge Financial Solutions Inc	3,810,840
193,842	Brocade Communications Systems Inc	2,419,148
132,185	Cadence Design Systems Inc(b)	4,150,609
68,758	CDK Global Inc	4,469,958
30,711	Cirrus Logic Inc(b)	1,863,851
19,666	CommVault Systems Inc(b)	999,033
66,962	Computer Sciences Corp	4,621,048
44,610	Convergys Corp	943,501
156,208	Cypress Semiconductor Corp	2,149,422
35,276	Diebold Inc	1,082,973
14,768	DST Systems Inc	1,809,080
14,727	Fair Isaac Corp	1,899,047
70,776	Fortinet Inc(b)	2,714,260
63,775	Integrated Device Technology Inc(b)	1,509,554
17,763	IPG Photonics Corp(b)	2,143,994
22,839	j2 Global Inc	1,916,420
36,810	Jack Henry & Associates Inc	3,427,011
67,728	Leidos Holdings Inc	3,463,610
33,381	Manhattan Associates Inc(b)	1,737,481
30,960	MAXIMUS Inc	1,925,712
54,695	Microsemi Corp(b)	2,818,433
17,711	Monolithic Power Systems Inc	1,631,183
42,934	MSCI Inc	4,172,755
59,188	NCR Corp(b)	2,703,708
42,918	NetScout Systems Inc(b)	1,628,738
25,594	NeuStar Inc Class A(b)	848,441
86,894	Pitney Bowes Inc	1,139,180
54,872	PTC Inc(b)	2,883,524
20,824	Science Applications International Corp	1,549,306
20,006	Silicon Laboratories Inc(b)	1,471,441
16,316	Synaptics Inc(a)(b)	807,805
48,113	Take-Two Interactive Software Inc(b)	2,851,657
94,978	Teradyne Inc	2,953,816
15,928	Tyler Technologies Inc(b)	2,461,832
14,077	Ultimate Software Group Inc(b)	2,747,971
52,907	VeriFone Systems Inc(b)	990,948
		91,145,168
Utilities — 5.42%
84,223	Aqua America Inc	2,707,769
49,871	Atmos Energy Corp	3,939,310
25,313	Black Hills Corp	1,682,555
102,130	Great Plains Energy Inc	2,984,239
51,564	Hawaiian Electric Industries Inc	1,717,597
23,897	IDACORP Inc	1,982,495
92,608	MDU Resources Group Inc	2,534,681
40,558	National Fuel Gas Co	2,418,068
40,942	New Jersey Resources Corp	1,621,303
23,170	NorthWestern Corp	1,360,079
94,694	OGE Energy Corp	3,312,396
25,024	ONE Gas Inc	1,691,622

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
37,245	PNM Resources Inc	$ 1,378,065
22,546	Southwest Gas Corp	1,869,289
81,999	UGI Corp	4,050,751
39,319	Vectren Corp	2,304,487
67,354	Westar Energy Inc	3,655,302
24,287	WGL Holdings Inc	2,004,406
		43,214,414
TOTAL COMMON STOCK — 98.66% (Cost $641,455,854)		$ 787,432,327
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.17%
$9,300,000	Federal Home Loan Bank 0.51%, 04/03/2017	9,299,742
Repurchase Agreements — 5.07%
9,611,284	Undivided interest of 10.58% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $9,611,284 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(c)	9,611,284
9,611,284	Undivided interest of 26.42% in a repurchase agreement (principal amount/value $36,400,340 with a maturity value of $36,402,736) with Barclays Capital Inc, 0.79%, dated 3/31/17 to be repurchased at $9,611,284 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 10/15/17 - 2/15/46, with a value of $37,128,361.(c)	9,611,284
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,611,284	Undivided interest of 8.09% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $9,611,284 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	$ 9,611,284
9,611,284	Undivided interest of 8.13% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $9,611,284 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	9,611,284
2,022,601	Undivided interest of 8.35% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $2,022,601 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	2,022,601
40,467,737
SHORT TERM INVESTMENTS — 6.24% (Cost $49,767,479)		$ 49,767,479
TOTAL INVESTMENTS — 104.90% (Cost $691,223,333)		$ 837,199,806
OTHER ASSETS & LIABILITIES, NET — (4.90)%		$ (39,111,179)
TOTAL NET ASSETS — 100.00%		$ 798,088,627

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
(a)	All or a portion of the security is on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	70	USD	12,027,400	June 2017	$36,570
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 787,432,327	$ —	$ —	$ 787,432,327
Short Term Investments	—	49,767,479	—	49,767,479
Total investments, at fair value:	787,432,327	49,767,479	0	837,199,806
Other Financial Investments:
Futures Contracts(a)	36,570	—	—	36,570
Total Assets	$ 787,468,897	$ 49,767,479	$ 0	$ 837,236,376
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$693,029,740
Gross unrealized appreciation on investments	182,632,461
Gross unrealized depreciation on investments	(38,462,395)
Net unrealized appreciation on investments	$144,170,066

March 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 91 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Industrial — 0.04%
$355,000	Mueller Industries Inc 6.00%, 03/01/2027	$ 352,338
TOTAL CORPORATE BONDS AND NOTES — 0.04% (Cost $205,091)		$ 352,338
Shares
COMMON STOCK
Basic Materials — 4.95%
38,298	A Schulman Inc	1,204,472
39,931	Aceto Corp	631,309
39,558	AdvanSix Inc(a)	1,080,725
407,936	AK Steel Holding Corp(a)	2,933,060
35,054	American Vanguard Corp	581,896
41,172	Balchem Corp	3,393,396
66,227	Calgon Carbon Corp	966,914
62,924	Century Aluminum Co(a)	798,506
20,935	Clearwater Paper Corp(a)	1,172,360
13,735	Deltic Timber Corp	1,072,978
12,694	Hawkins Inc	622,006
65,096	HB Fuller Co	3,356,350
54,559	Ingevity Corp(a)	3,319,915
24,758	Innophos Holdings Inc	1,336,189
31,427	Innospec Inc	2,034,898
22,868	Kaiser Aluminum Corp	1,827,153
26,294	Koppers Holdings Inc(a)	1,113,551
39,337	Kraton Performance Polymers Inc(a)	1,216,300
25,384	Materion Corp	851,633
22,056	Neenah Paper Inc	1,647,583
55,423	PH Glatfelter Co	1,204,896
17,283	Quaker Chemical Corp	2,275,480
57,353	Rayonier Advanced Materials Inc(b)	771,398
40,287	Schweitzer-Mauduit International Inc	1,668,688
25,393	Stepan Co	2,001,222
157,124	Stillwater Mining Co(a)	2,713,532
94,544	US Silica Holdings Inc	4,537,167
		46,333,577
Communications — 4.59%
119,046	8x8 Inc(a)	1,815,452
61,736	ADTRAN Inc	1,281,022
13,864	ATN International Inc	976,303
19,131	Black Box Corp	171,222
50,287	Blucora Inc(a)	869,965
44,875	CalAmp Corp(a)	753,451
54,852	Cincinnati Bell Inc(a)	970,880
53,278	Cogent Communications Holdings Inc	2,293,618
31,457	Comtech Telecommunications Corp	463,676
66,539	Consolidated Communications Holdings Inc(b)	1,558,343
Shares		Fair Value
Communications — (continued)
62,575	DHI Group Inc(a)	$ 247,171
8,549	ePlus Inc(a)	1,154,543
73,054	EW Scripps Co Class A(a)(b)	1,712,386
21,243	FTD Cos Inc(a)	427,834
144,406	Gannett Co Inc	1,210,122
34,941	General Communication Inc Class A(a)	726,773
100,267	Harmonic Inc(a)(b)	596,589
33,490	HealthStream Inc(a)	811,463
105,308	Iridium Communications Inc(a)(b)	1,016,222
83,742	Ixia (a)	1,645,530
29,652	Liquidity Services Inc(a)	237,216
29,159	Lumos Networks Corp(a)	516,114
42,919	NETGEAR Inc(a)	2,126,637
68,109	New Media Investment Group Inc	967,829
81,450	NIC Inc	1,645,290
44,648	Perficient Inc(a)	775,089
40,855	QuinStreet Inc(a)	159,335
35,449	Scholastic Corp	1,509,064
43,886	Shutterfly Inc(a)	2,119,255
25,034	Shutterstock Inc(a)(b)	1,035,156
25,657	Spok Holdings Inc	487,483
20,370	Stamps.com Inc(a)(b)	2,410,790
156,675	TiVo Corp	2,937,656
40,492	VASCO Data Security International Inc(a)	546,642
298,465	Viavi Solutions Inc(a)	3,199,545
49,929	World Wrestling Entertainment Inc Class A(b)	1,109,422
30,778	XO Group Inc(a)	529,689
		43,014,777
Consumer, Cyclical — 15.61%
89,435	Abercrombie & Fitch Co Class A(b)	1,066,960
17,031	Allegiant Travel Co	2,729,218
99,982	American Axle & Manufacturing Holdings Inc(a)	1,877,662
17,763	American Woodmark Corp(a)	1,630,643
36,907	Anixter International Inc(a)	2,926,725
24,738	Asbury Automotive Group Inc(a)	1,486,754
213,580	Ascena Retail Group Inc(a)	909,851
47,961	Barnes & Noble Education Inc(a)	459,946
69,436	Barnes & Noble Inc(b)	642,283
107,514	Belmond Ltd Class A(a)	1,300,919
21,984	Big 5 Sporting Goods Corp	331,958
1,294	Biglari Holdings Inc(a)	558,982
23,884	BJ's Restaurants Inc(a)	964,914
25,932	Bob Evans Farms Inc(b)	1,682,209
107,333	Boyd Gaming Corp(a)	2,362,399
37,289	Buckle Inc(b)	693,575
55,651	Caleres Inc	1,470,299
120,348	Callaway Golf Co	1,332,252
33,150	Cato Corp Class A	727,974

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
10,756	Cavco Industries Inc(a)	$ 1,251,998
23,374	Children's Place Inc	2,806,049
22,470	Chuy's Holdings Inc(a)	669,606
22,976	Cooper-Standard Holding Inc(a)	2,548,728
60,559	Core-Mark Holding Co Inc	1,888,835
98,228	Crocs Inc(a)	694,472
49,372	Daktronics Inc	466,565
48,518	Dave & Buster's Entertainment Inc(a)	2,963,965
22,114	DineEquity Inc	1,203,444
39,397	Dorman Products Inc(a)	3,235,676
85,000	DSW Inc Class A	1,757,800
25,888	El Pollo Loco Holdings Inc(a)(b)	309,362
49,787	Essendant Inc	754,273
32,414	Ethan Allen Interiors Inc	993,489
102,795	Express Inc(a)	936,462
66,139	EZCORP Inc Class A(a)	539,033
35,670	Fiesta Restaraunt Group(a)	863,214
51,608	Finish Line Inc Class A	734,382
62,579	FirstCash Inc	3,075,758
71,123	Five Below Inc(a)	3,080,337
53,434	Fossil Group Inc(a)	932,423
44,683	Fox Factory Holding Corp(a)	1,282,402
49,466	Francesca's Holdings Corp(a)	759,303
44,756	Fred's Inc Class A(b)	586,304
55,700	G-III Apparel Group Ltd(a)	1,219,273
25,652	Genesco Inc(a)	1,422,403
47,880	Gentherm Inc(a)	1,879,290
25,990	Group 1 Automotive Inc	1,925,339
81,058	Guess? Inc(b)	903,797
25,930	Haverty Furniture Cos Inc	631,396
69,261	Hawaiian Holdings Inc(a)	3,217,173
29,029	Hibbett Sports Inc(a)(b)	856,355
69,409	Iconix Brand Group Inc(a)	521,956
137,181	ILG Inc	2,875,314
25,465	Installed Building Products Inc(a)	1,343,279
83,237	Interface Inc	1,585,665
35,444	iRobot Corp(a)(b)	2,344,266
19,450	Kirkland's Inc(a)	241,180
63,976	La-Z-Boy Inc	1,727,352
32,081	LCI Industries	3,201,684
22,291	LGI Homes Inc(a)(b)	755,888
30,998	Lithia Motors Inc Class A	2,654,979
35,944	Lumber Liquidators Holdings Inc(a)(b)	754,465
31,507	M/I Homes Inc(a)	771,921
24,940	Marcus Corp	800,574
31,516	MarineMax Inc(a)	682,321
31,604	Marriott Vacations Worldwide Corp	3,158,188
54,208	MDC Holdings Inc	1,628,950
49,350	Meritage Homes Corp(a)	1,816,080
58,025	Mobile Mini Inc	1,769,762
13,491	Monarch Casino & Resort Inc(a)	398,524
24,706	Motorcar Parts of America Inc(a)	759,215
Shares		Fair Value
Consumer, Cyclical — (continued)
19,565	Movado Group Inc	$ 488,147
38,467	Nautilus Inc(a)	702,023
62,435	Ollie's Bargain Outlet Holdings Inc(a)(b)	2,091,572
19,383	Oxford Industries Inc	1,109,871
107,719	Penn National Gaming Inc(a)	1,985,261
15,641	Perry Ellis International Inc(a)	335,969
25,385	PetMed Express Inc(b)	511,254
16,360	Red Robin Gourmet Burgers Inc(a)	956,242
43,539	Regis Corp(a)	510,277
49,592	RH (a)(b)	2,294,126
73,500	Ruby Tuesday Inc(a)	206,535
37,876	Ruth's Hospitality Group Inc	759,414
32,777	ScanSource Inc(a)	1,286,497
67,242	Scientific Games Corp Class A(a)	1,590,273
54,649	Select Comfort Corp(a)(b)	1,354,749
23,933	Shake Shack Inc Class A(a)(b)	799,362
16,877	Shoe Carnival Inc	414,668
67,405	SkyWest Inc	2,308,621
33,033	Sonic Automotive Inc Class A	662,312
56,095	Sonic Corp	1,422,569
25,569	Standard Motor Products Inc	1,256,461
38,281	Stein Mart Inc	115,226
69,882	Steven Madden Ltd(a)	2,693,951
28,287	Superior Industries International Inc	717,075
63,921	Tailored Brands Inc(b)	954,980
41,785	Tile Shop Holdings Inc	804,361
63,484	Titan International Inc	656,425
57,255	Tuesday Morning Corp(a)	214,706
19,485	Unifi Inc(a)	553,179
20,009	UniFirst Corp	2,830,273
18,415	Universal Electronics Inc(a)	1,261,427
23,664	Vera Bradley Inc(a)	220,312
15,117	Veritiv Corp(a)	783,061
75,096	Vista Outdoor Inc(a)	1,546,227
31,740	Vitamin Shoppe Inc(a)	639,561
77,417	Wabash National Corp(b)	1,601,758
30,444	William Lyon Homes Class A(a)	627,755
36,728	Wingstop Inc(b)	1,038,668
34,992	Winnebago Industries Inc(b)	1,023,516
125,349	Wolverine World Wide Inc	3,129,965
23,674	Zumiez Inc(a)(b)	433,234
		146,227,855
Consumer, Non-Cyclical — 19.21%
28,680	Abaxis Inc	1,390,980
71,976	ABM Industries Inc	3,138,154
60,965	Acorda Therapeutics Inc(a)	1,280,265
18,603	Adeptus Health Inc Class A(a)(b)	33,485
43,347	Air Methods Corp(a)	1,863,921
28,696	Albany Molecular Research Inc(a)(b)	402,605

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,169	Almost Family Inc(a)	$ 737,213
43,693	AMAG Pharmaceuticals Inc(a)(b)	985,277
36,467	Amedisys Inc(a)	1,863,099
20,791	American Public Education Inc(a)	476,114
61,934	AMN Healthcare Services Inc(a)	2,514,520
48,174	Amphastar Pharmaceuticals Inc(a)(b)	698,523
16,326	Analogic Corp	1,239,143
33,370	Andersons Inc	1,264,723
40,648	AngioDynamics Inc(a)	705,243
9,825	ANI Pharmaceuticals Inc(a)(b)	486,436
19,420	Anika Therapeutics Inc(a)	843,605
86,144	B&G Foods Inc(b)	3,467,296
36,099	Biotelemetry Inc(a)	1,045,066
58,362	Brink's Co	3,119,449
19,528	Calavo Growers Inc(b)	1,183,397
39,168	Cal-Maine Foods Inc(b)	1,441,382
42,131	Cambrex Corp(a)	2,319,312
47,033	Cantel Medical Corp	3,767,343
14,723	Capella Education Co	1,251,823
59,076	Cardtronics PLC Class A(a)	2,761,803
85,690	Career Education Corp(a)	745,503
14,848	CDI Corp(a)	126,950
13,514	Central Garden & Pet Co(a)(b)	500,964
44,512	Central Garden & Pet Co Class A(a)	1,545,457
21,140	Chemed Corp	3,862,067
6,088	Coca-Cola Bottling Co Consolidated	1,254,250
144,860	Community Health Systems Inc(a)	1,284,908
31,523	CONMED Corp	1,399,936
12,451	CorVel Corp(a)	541,619
44,357	Cross Country Healthcare Inc(a)	636,967
36,291	CryoLife Inc(a)	604,245
213,455	Darling Ingredients Inc(a)	3,099,367
79,015	Depomed Inc(a)(b)	991,638
56,609	Diplomat Pharmacy Inc(a)(b)	902,914
10,312	Eagle Pharmaceuticals Inc(a)(b)	855,277
44,005	Emergent BioSolutions Inc(a)	1,277,905
18,785	Enanta Pharmaceuticals Inc(a)	578,578
60,876	Ensign Group Inc	1,144,469
12,366	Forrester Research Inc	491,549
58,226	Green Dot Corp Class A(a)	1,942,419
67,427	Haemonetics Corp(a)	2,735,513
94,357	Healthcare Services Group Inc	4,065,843
57,164	HealthEquity Inc(a)	2,426,612
24,932	Heidrick & Struggles International Inc	656,958
8,500	Heska Corp(a)	892,330
108,277	HMS Holdings Corp(a)	2,201,271
19,235	ICU Medical Inc(a)	2,937,184
95,570	Impax Laboratories Inc(a)	1,208,960
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
101,120	Innoviva Inc(a)(b)	$ 1,398,490
21,231	Inogen Inc(a)	1,646,676
24,222	Insperity Inc	2,147,280
35,104	Integer Holdings Corp(a)	1,411,181
77,466	Integra LifeSciences Holdings Corp(a)	3,263,643
22,482	Inter Parfums Inc	821,717
43,047	Invacare Corp	512,259
19,414	J&J Snack Foods Corp	2,631,762
11,471	John B Sanfilippo & Son Inc	839,562
38,525	Kelly Services Inc Class A	842,157
111,275	Kindred Healthcare Inc	929,146
74,413	Korn/Ferry International	2,343,265
12,910	Landauer Inc	629,363
38,254	Lannett Co Inc(a)(b)	854,977
9,360	Lendingtree Inc(a)(b)	1,173,276
19,339	LHC Group Inc(a)	1,042,372
24,618	Ligand Pharmaceuticals Inc(a)(b)	2,605,569
41,500	LSC Communications Inc	1,044,140
48,408	Luminex Corp	889,255
30,774	Magellan Health Inc(a)	2,124,945
41,795	Matthews International Corp Class A	2,827,432
92,502	Medicines Co(a)(b)	4,523,348
13,854	Medifast Inc	614,702
55,163	Meridian Bioscience Inc	761,249
62,814	Merit Medical Systems Inc(a)	1,815,325
130,550	MiMedx Group Inc(a)(b)	1,244,141
82,283	Momenta Pharmaceuticals Inc(a)	1,098,478
42,398	Monro Muffler Brake Inc	2,208,936
88,301	Myriad Genetics Inc(a)(b)	1,695,379
43,112	Natus Medical Inc(a)	1,692,146
60,912	Navigant Consulting Inc(a)	1,392,448
199,350	Nektar Therapeutics(a)	4,678,744
49,207	Neogen Corp(a)	3,225,519
38,940	Nutrisystem Inc	2,161,170
62,776	On Assignment Inc(a)	3,046,519
72,544	OraSure Technologies Inc(a)	937,994
22,910	Orthofix International NV(a)	874,016
40,173	PharMerica Corp(a)	940,048
24,705	Phibro Animal Health Corp Class A	694,211
88,358	Progenics Pharmaceuticals Inc(a)(b)	834,100
15,421	Providence Service Corp(a)	685,309
38,072	Quorum Health Corp(a)	207,112
70,548	Rent-A-Center Inc(b)	625,761
44,503	Repligen Corp(a)	1,566,506
39,619	Resources Connection Inc	663,618
88,855	RR Donnelley & Sons Co(b)	1,076,034
25,946	Sanderson Farms Inc(b)	2,694,233
65,496	SciClone Pharmaceuticals Inc(a)	641,861
140,607	Select Medical Holdings Corp(a)	1,877,103
7,412	Seneca Foods Corp Class A(a)	267,573
49,210	SpartanNash Co	1,721,858

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
90,201	Spectrum Pharmaceuticals Inc(a)	$ 586,307
13,268	Strayer Education Inc	1,067,941
32,203	Sucampo Pharmaceuticals Inc Class A(a)(b)	354,233
65,394	Supernus Pharmaceuticals Inc(a)	2,046,832
340,567	SUPERVALU Inc(a)	1,314,589
16,133	SurModics Inc(a)	387,999
37,531	Team Inc(a)	1,015,214
43,837	Tivity Health Inc(a)	1,275,657
54,665	TrueBlue Inc(a)	1,495,088
32,865	Universal Corp	2,325,199
15,933	US Physical Therapy Inc	1,040,425
48,450	Varex Imaging Corp(a)	1,627,920
25,840	Viad Corp	1,167,968
18,419	WD-40 Co(b)	2,006,750
47,110	Zeltiq Aesthetics Inc(a)	2,619,787
		179,967,647
Energy — 2.98%
89,753	Archrock Inc	1,112,937
95,222	Atwood Oceanics Inc(a)(b)	907,466
95,768	Bill Barrett Corp(a)	435,744
39,866	Bristow Group Inc(b)	606,362
26,131	CARBO Ceramics Inc(a)(b)	340,748
79,651	Carrizo Oil & Gas Inc(a)(b)	2,282,798
95,198	Cloud Peak Energy Inc(a)	436,007
26,662	Contango Oil & Gas Co(a)	195,166
506,597	Denbury Resources Inc(a)	1,307,020
24,732	Era Group Inc(a)	327,946
41,761	Exterran Corp(a)	1,313,384
68,911	Flotek Industries Inc(a)(b)	881,372
28,155	FutureFuel Corp	399,238
19,112	Geospace Technologies Corp(a)	310,188
46,122	Green Plains Inc(b)	1,141,519
15,971	Gulf Island Fabrication Inc	184,465
181,590	Helix Energy Solutions Group Inc(a)	1,410,954
35,612	Matrix Service Co(a)	587,598
107,830	Newpark Resources Inc(a)	873,423
48,324	Northern Oil & Gas Inc(a)(b)	125,642
72,439	PDC Energy Inc(a)	4,516,572
95,241	Pioneer Energy Services Corp(a)	380,964
7,575	REX American Resources Corp(a)	685,462
21,238	SEACOR Holdings Inc(a)	1,469,457
261,523	SRC Energy Inc(a)(b)	2,207,254
83,621	SunCoke Energy Inc(a)	749,244
59,671	Tesco Corp(a)	480,352
144,687	TETRA Technologies Inc(a)	588,876
67,954	Unit Corp(a)	1,641,769
		27,899,927
Financial — 22.44%
109,770	Acadia Realty Trust REIT	3,299,686
34,325	Agree Realty Corp REIT	1,646,227
Shares		Fair Value
Financial — (continued)
53,200	American Assets Trust Inc REIT	$ 2,225,888
114,461	American Equity Investment Life Holding Co	2,704,713
47,521	Ameris Bancorp	2,190,718
25,253	AMERISAFE Inc	1,638,920
118,393	Astoria Financial Corp	2,428,240
64,251	Banc of California Inc(b)	1,329,996
51,925	Bank Mutual Corp	488,095
33,982	Banner Corp	1,890,759
75,146	BofI Holding Inc(a)(b)	1,963,565
109,835	Boston Private Financial Holdings Inc	1,801,294
91,439	Brookline Bancorp Inc	1,431,020
122,135	Capstead Mortgage Corp REIT	1,287,303
42,082	Cardinal Financial Corp	1,259,935
84,254	CareTrust Inc REIT	1,417,152
93,927	Cedar Realty Trust Inc REIT	471,514
40,049	Central Pacific Financial Corp	1,223,096
78,613	Chesapeake Lodging Trust REIT	1,883,568
19,817	City Holding Co	1,277,800
75,381	Columbia Banking System Inc	2,939,105
57,722	Community Bank System Inc	3,173,556
43,966	CoreSite Realty Corp REIT	3,959,138
36,228	Customers Bancorp Inc(a)	1,142,269
130,661	CVB Financial Corp	2,886,302
259,441	DiamondRock Hospitality Co REIT	2,892,767
41,298	Dime Community Bancshares Inc	838,349
43,173	EastGroup Properties Inc REIT	3,174,511
21,399	eHealth Inc(a)	257,644
42,242	Employers Holdings Inc	1,603,084
31,059	Encore Capital Group Inc(a)(b)	956,617
29,254	Enova International Inc(a)	434,422
50,788	Evercore Partners Inc Class A	3,956,385
27,936	Fidelity Southern Corp	625,208
74,184	Financial Engines Inc(b)	3,230,713
203,234	First BanCorp(a)	1,148,272
117,065	First Commonwealth Financial Corp	1,552,282
80,741	First Financial Bancorp	2,216,340
85,693	First Financial Bankshares Inc(b)	3,436,289
105,302	First Midwest Bancorp Inc	2,493,551
20,477	First NBC Bank Holding Co(a)(b)	81,908
41,910	Forestar Group Inc(a)	572,072
78,445	Four Corners Property Trust Inc REIT	1,790,899
140,687	Franklin Street Properties Corp REIT	1,707,940
34,312	Getty Realty Corp REIT	867,064
99,169	Glacier Bancorp Inc	3,364,804

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
92,953	Government Properties Income Trust REIT(b)	$ 1,945,506
76,060	Great Western Bancorp Inc	3,225,705
34,997	Greenhill & Co Inc	1,025,412
41,893	Hanmi Financial Corp	1,288,210
10,961	HCI Group Inc(b)	499,602
52,477	Hersha Hospitality Trust REIT	986,043
44,749	HFF Inc Class A	1,238,205
163,569	Home BancShares Inc	4,427,813
31,679	HomeStreet Inc(a)	885,428
164,746	Hope Bancorp Inc	3,158,181
52,575	Horace Mann Educators Corp	2,158,204
35,215	Independent Bank Corp	2,288,975
14,046	Infinity Property & Casualty Corp	1,341,393
88,102	Interactive Brokers Group Inc Class A	3,058,901
19,813	International FCStone Inc(a)	752,102
40,178	Investment Technology Group Inc	813,605
108,674	Kite Realty Group Trust REIT	2,336,491
54,270	LegacyTexas Financial Group Inc	2,165,373
280,341	Lexington Realty Trust REIT	2,797,803
51,429	LTC Properties Inc REIT	2,463,449
93,306	Maiden Holdings Ltd	1,306,284
33,858	National Bank Holdings Corp Class A	1,100,385
29,111	Navigators Group Inc	1,580,727
56,548	NBT Bancorp Inc	2,096,234
58,558	Northfield Bancorp Inc	1,055,215
132,540	Northwest Bancshares Inc	2,231,974
55,551	OFG Bancorp	655,502
175,153	Old National Bancorp	3,038,905
22,465	Opus Bank	452,670
49,020	Oritani Financial Corp	833,340
56,223	Parkway Inc REIT	1,118,275
90,053	Pennsylvania REIT	1,363,402
60,616	Pinnacle Financial Partners Inc	4,027,933
18,535	Piper Jaffray Cos	1,183,460
60,504	PRA Group Inc(a)	2,005,708
68,947	ProAssurance Corp	4,154,057
78,908	Provident Financial Services Inc	2,039,772
25,321	PS Business Parks Inc REIT	2,905,838
22,461	RE/MAX Holdings Inc Class A	1,335,306
141,640	Retail Opportunity Investments Corp REIT	2,978,689
49,568	RLI Corp	2,975,071
45,891	S&T Bancorp Inc	1,587,829
84,880	Sabra Health Care Inc REIT	2,370,698
18,121	Safety Insurance Group Inc	1,270,282
15,367	Saul Centers Inc REIT	946,915
75,427	Selective Insurance Group Inc	3,556,383
57,789	ServisFirst Bancshares Inc(b)	2,102,364
Shares		Fair Value
Financial — (continued)
38,805	Simmons First National Corp Class A	$ 2,140,096
33,751	Southside Bancshares Inc	1,133,021
175,704	Sterling Bancorp	4,164,185
29,737	Stewart Information Services Corp	1,313,781
122,219	Summit Hotel Properties Inc REIT	1,953,060
15,615	Tompkins Financial Corp	1,257,788
127,236	TrustCo Bank Corp NY	998,803
105,028	United Bankshares Inc(b)	4,437,433
92,141	United Community Banks Inc	2,551,384
27,535	United Fire Group Inc	1,177,672
21,954	United Insurance Holdings Corp	350,166
16,256	Universal Health Realty Income Trust REIT	1,048,512
41,621	Universal Insurance Holdings Inc	1,019,715
37,827	Urstadt Biddle Properties Inc REIT Class A	777,723
8,526	Virtus Investment Partners Inc(b)	902,903
47,907	WageWorks Inc(a)	3,463,676
36,486	Walker & Dunlop Inc(a)	1,521,101
34,323	Westamerica Bancorporation(b)	1,916,253
146,000	WisdomTree Investments Inc(b)	1,325,680
8,083	World Acceptance Corp(a)(b)	418,538
		210,162,089
Industrial — 17.39%
51,672	AAON Inc	1,826,605
41,373	AAR Corp	1,391,374
77,302	Actuant Corp Class A	2,036,908
51,489	Advanced Energy Industries Inc(a)	3,530,086
42,597	Aegion Corp(a)	975,897
97,492	Aerojet Rocketdyne Holdings Inc(a)	2,115,576
27,267	Aerovironment Inc(a)	764,294
11,895	Alamo Group Inc	906,280
37,888	Albany International Corp Class A	1,744,742
37,311	Apogee Enterprises Inc	2,224,109
50,525	Applied Industrial Technologies Inc	3,124,971
30,305	ArcBest Corp	787,930
24,338	Astec Industries Inc	1,496,665
32,908	Atlas Air Worldwide Holdings Inc(a)	1,824,749
33,899	AZZ Inc	2,016,991
37,890	Badger Meter Inc	1,392,458
64,867	Barnes Group Inc	3,330,272
10,746	Bel Fuse Inc Class B	274,560
64,711	Benchmark Electronics Inc(a)	2,057,810
49,905	Boise Cascade Co(a)	1,332,464
61,905	Brady Corp Class A	2,392,628
54,467	Briggs & Stratton Corp	1,222,784

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
34,347	Celadon Group Inc(b)	$ 224,973
39,047	Chart Industries Inc(a)	1,364,302
21,247	CIRCOR International Inc	1,262,922
48,762	Comfort Systems USA Inc	1,787,127
41,686	CTS Corp	887,912
32,683	Cubic Corp	1,725,662
20,275	DXP Enterprises Inc(a)	767,814
36,465	Echo Global Logistics Inc(a)	778,528
38,920	Electro Scientific Industries Inc(a)	271,272
26,384	Encore Wire Corp	1,213,664
28,004	EnPro Industries Inc	1,992,765
33,606	ESCO Technologies Inc	1,952,509
33,419	Exponent Inc	1,990,101
48,145	Fabrinet (a)	2,023,534
22,072	FARO Technologies Inc(a)	789,074
77,755	Federal Signal Corp	1,073,797
39,525	Forward Air Corp	1,880,204
50,193	Franklin Electric Co Inc	2,160,809
63,074	General Cable Corp	1,132,178
41,421	Gibraltar Industries Inc(a)	1,706,545
37,270	Greenbrier Cos Inc(b)	1,606,337
39,693	Griffon Corp	978,432
104,556	Harsco Corp(a)	1,333,089
16,591	Haynes International Inc	632,449
97,419	Headwaters Inc(a)	2,287,398
55,110	Heartland Express Inc(b)	1,104,956
82,540	Hillenbrand Inc	2,959,059
42,145	Hornbeck Offshore Services Inc(a)(b)	186,702
43,668	Hub Group Inc Class A(a)	2,026,195
70,534	II-VI Inc(a)	2,542,751
21,989	Insteel Industries Inc	794,683
43,257	Itron Inc(a)	2,625,700
40,765	John Bean Technologies Corp	3,585,282
35,516	Kaman Corp	1,709,385
114,141	KapStone Paper & Packaging Corp	2,636,657
86,432	Knight Transportation Inc	2,709,643
13,897	Lindsay Corp(b)	1,224,604
26,888	LSB Industries Inc(a)(b)	252,209
21,928	Lydall Inc(a)	1,175,341
30,634	Marten Transport Ltd	718,367
56,469	Matson Inc	1,793,455
47,929	Methode Electronics Inc	2,185,562
41,781	Moog Inc Class A(a)	2,813,950
74,794	Mueller Industries Inc	2,560,199
16,818	Multi-Color Corp	1,194,078
26,827	Myers Industries Inc	425,208
20,441	MYR Group Inc(a)	838,081
6,099	National Presto Industries Inc(b)	623,318
11,248	Olympic Steel Inc	208,763
34,828	Orion Marine Group Inc(a)	260,165
23,824	OSI Systems Inc(a)	1,738,914
25,660	Park Electrochemical Corp	458,288
20,708	Patrick Industries Inc(a)	1,468,197
62,343	PGT Inc(a)	670,187
43,734	Plexus Corp(a)	2,527,825
Shares		Fair Value
Industrial — (continued)
11,706	Powell Industries Inc	$ 403,155
32,059	Proto Labs Inc(a)	1,638,215
45,669	Quanex Building Products Corp	924,797
45,903	Raven Industries Inc	1,333,482
38,003	Roadrunner Transportation Systems Inc(a)	261,081
23,522	Rogers Corp(a)	2,019,834
32,370	Saia Inc(a)	1,433,991
96,277	Sanmina Corp(a)	3,908,846
52,740	Simpson Manufacturing Co Inc	2,272,567
53,727	SPX Corp(a)	1,302,880
55,312	SPX Flow Inc(a)	1,919,880
16,736	Standex International Corp	1,676,110
23,495	Sturm Ruger & Co Inc(b)	1,258,157
68,717	TASER International Inc(a)(b)	1,566,060
23,211	Tennant Co	1,686,279
74,277	Tetra Tech Inc	3,034,215
57,671	Tidewater Inc(a)(b)	66,322
49,359	TimkenSteel Corp(a)	933,379
49,070	TopBuild Corp(a)	2,306,290
32,296	Tredegar Corp	566,795
38,103	Trex Company Inc(a)	2,643,967
65,104	Triumph Group Inc(b)	1,676,428
110,520	TTM Technologies Inc(a)	1,782,688
26,407	Universal Forest Products Inc	2,602,146
18,614	US Concrete Inc(a)(b)	1,201,534
27,737	US Ecology Inc	1,299,478
19,415	Vicor Corp(a)	312,582
36,198	Watts Water Technologies Inc Class A	2,256,945
		162,899,377
Technology — 8.76%
17,487	Agilysys Inc(a)	165,252
61,597	Blackbaud Inc	4,722,642
48,118	Bottomline Technologies Inc(a)	1,137,991
90,830	Brooks Automation Inc	2,034,592
32,526	Cabot Microelectronics Corp	2,491,817
31,612	CACI International Inc Class A(a)	3,708,088
27,014	CEVA Inc(a)	958,997
33,620	Cohu Inc	620,625
14,705	Computer Programs & Systems Inc(b)	411,740
52,976	Cray Inc(a)	1,160,174
43,136	CSG Systems International Inc	1,630,972
32,198	Digi International Inc(a)	383,156
49,952	Diodes Inc(a)	1,201,346
32,500	Donnelley Financial Solutions Inc(a)	626,925
27,442	DSP Group Inc(a)	329,304
28,567	Ebix Inc(b)	1,749,729
60,171	Electronics For Imaging Inc(a)	2,938,150
22,461	Engility Holdings Inc(a)	650,021
53,278	Exar Corp(a)	693,147

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
43,697	ExlService Holdings Inc(a)	$ 2,069,490
46,376	Insight Enterprises Inc(a)	1,905,590
77,600	Kopin Corp(a)	318,160
92,733	Kulicke & Soffa Industries Inc(a)	1,884,335
65,736	LivePerson Inc(a)	450,292
71,884	Lumentum Holdings Inc(a)	3,835,011
32,517	ManTech International Corp Class A	1,126,064
71,041	Medidata Solutions Inc(a)	4,098,355
62,279	Mercury Systems Inc(a)	2,431,995
12,226	MicroStrategy Inc Class A(a)	2,296,043
69,751	MKS Instruments Inc	4,795,381
52,358	Monotype Imaging Holdings Inc	1,052,396
21,217	MTS Systems Corp	1,167,996
33,074	Nanometrics Inc(a)	1,007,434
48,268	Omnicell Inc(a)	1,962,094
38,196	Power Integrations Inc	2,511,387
63,777	Progress Software Corp	1,852,722
58,789	Quality Systems Inc(a)	895,944
37,473	Qualys Inc(a)	1,420,227
145,317	Rambus Inc(a)	1,909,465
39,748	Rudolph Technologies Inc(a)	890,355
85,059	Semtech Corp(a)	2,874,994
21,861	SPS Commerce Inc(a)	1,278,650
48,877	Super Micro Computer Inc(a)(b)	1,239,032
51,965	Sykes Enterprises Inc(a)	1,527,771
54,431	Synchronoss Technologies Inc(a)	1,328,116
20,982	TeleTech Holdings Inc	621,067
30,176	Ultratech Inc(a)	893,813
53,348	Veeco Instruments Inc(a)	1,592,438
35,069	Virtusa Corp(a)	1,059,785
63,812	Xperi Corp	2,166,417
		82,077,487
Utilities — 2.62%
64,859	ALLETE Inc	4,391,603
47,697	American States Water Co	2,112,977
83,342	Avista Corp	3,254,505
62,489	California Water Service Group(b)	2,240,231
52,610	El Paso Electric Co	2,656,805
37,268	Northwest Natural Gas Co	2,202,539
102,993	South Jersey Industries Inc	3,671,700
59,273	Spire Inc	4,000,927
		24,531,287
TOTAL COMMON STOCK — 98.55% (Cost $727,799,827)		$ 923,114,023
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.68%
$25,100,000	Federal Home Loan Mortgage Corp 0.71%, 04/03/2017	$ 25,099,024
Repurchase Agreements — 9.57%
21,290,725	Undivided interest of 17.93% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $21,290,725 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	21,290,725
21,290,724	Undivided interest of 18.02% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $21,290,724 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	21,290,724
4,480,369	Undivided interest of 18.50% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $4,480,369 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	4,480,369

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$21,290,724	Undivided interest of 23.44% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $21,290,724 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(c)	$ 21,290,724
21,290,724	Undivided interest of 26.04% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $21,290,724 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	21,290,724
89,643,266
SHORT TERM INVESTMENTS — 12.25% (Cost $114,742,290)		$ 114,742,290
TOTAL INVESTMENTS — 110.84% (Cost $842,747,208)		$ 1,038,208,651
OTHER ASSETS & LIABILITIES, NET — (10.84)%		$ (101,530,058)
TOTAL NET ASSETS — 100.00%		$ 936,678,593
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	217	USD	15,020,740	June 2017	$222,671
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 352,338	$ —	$ 352,338
Common Stock	923,114,023	—	—	923,114,023
Short Term Investments	—	114,742,290	—	114,742,290
Total investments, at fair value:	923,114,023	115,094,628	0	1,038,208,651
Other Financial Investments:
Futures Contracts(a)	222,671	—	—	222,671
Total Assets	$ 923,336,694	$ 115,094,628	$ 0	$ 1,038,431,322
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2017

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$847,414,656
Gross unrealized appreciation on investments	260,730,195
Gross unrealized depreciation on investments	(69,936,200)
Net unrealized appreciation on investments	$190,793,995
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 292 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.71%
$ 468,180	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3 Class A1 1.70%, 09/25/2034	$ 467,118
385,689	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 1.60%, 04/25/2034	381,254
1,500,000	Atrium VIII(a)(b) Series 8A Class CR 3.54%, 10/23/2024	1,500,138
8,022	Centex Home Equity Loan Trust(a) Series 2004-A Class AF6 4.27%, 01/25/2034	8,043
307,504	GMACM Home Equity Loan Trust(a) Series 2007-HE2 Class A3 6.19%, 12/25/2037	301,432
85,037	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	88,997
502,961	Towd Point Mortgage Trust(a)(b) Series 2015-2 Class 1AE2 2.75%, 11/25/2060	501,661
1,041,241	Trinity Rail Leasing LP(b) Series 2012-1A Class A1 2.27%, 01/15/2043	1,002,041
1,000,000	Upland Ltd(a)(b) Series 2016-1A Class A2A 3.44%, 04/20/2028	1,005,679
		5,256,363
U.S. Government Agency — 0.01%
15,949	Federal National Mortgage Association(c) Series 2003-T4 Class 2A6 4.76%, 07/26/2033	16,883
TOTAL ASSET-BACKED SECURITIES — 2.72% (Cost $5,190,584)		$ 5,273,246
BANK LOANS
562,829	Allison Transmission Inc(a) 2.98%, 09/23/2022	567,452
1,000,000	Asurion LLC(a) 4.28%, 08/04/2022	1,004,583
	Caliber Collision(a)
909,091	3.93%, 01/25/2024	914,773
90,909	4.15%, 01/25/2024	91,477
997,500	Casella Waste System Inc(a) 3.98%, 10/07/2023	1,004,358
1,000,000	Pinnacle Foods Finance LLC(a) 2.79%, 01/30/2024	1,003,929
1,662,500	Quickrete Holdings Inc(a) 4.23%, 11/15/2023	1,678,779
2,000,000	Rackspace Hosting(a) 4.53%, 11/03/2023	2,013,334
Principal Amount		Fair Value
Bank Loans — (continued)
$1,000,000	Virgin Media Bristol LLC(a) 3.69%, 01/31/2025	$ 1,002,250
2,235,000	Western Refining Inc(a) 5.48%, 06/23/2023	2,235,000
1,000,000	Zayo Group Holdings Inc(a) 3.52%, 01/13/2024	1,004,375
TOTAL BANK LOANS — 6.45% (Cost $12,390,756)		$ 12,520,310
CORPORATE BONDS AND NOTES
Basic Materials — 8.27%
825,000	Cabot Corp 2.55%, 01/15/2018	829,505
	CF Industries Inc
1,000,000	6.88%, 05/01/2018	1,042,500
1,000,000	7.13%, 05/01/2020	1,088,690
1,000,000	3.40%, 12/01/2021(b)	998,790
3,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(b) 1.70%, 05/01/2018	3,000,648
2,417,000	Eastman Chemical Co 5.50%, 11/15/2019	2,618,674
2,974,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	3,222,751
746,000	PPG Industries Inc 2.30%, 11/15/2019	752,533
2,438,000	Rohm & Haas Co 6.00%, 09/15/2017	2,486,002
		16,040,093
Communications — 4.64%
2,000,000	AT&T Inc 2.45%, 06/30/2020	1,999,604
2,500,000	Deutsche Telekom International Finance BV(b) 2.23%, 01/17/2020	2,492,818
2,297,000	NBCUniversal Enterprise Inc(b) 1.97%, 04/15/2019	2,302,005
2,193,000	Verizon Communications Inc 2.63%, 02/21/2020	2,219,965
		9,014,392
Consumer, Cyclical — 4.50%
1,085,000	Allison Transmission Inc(b) 5.00%, 10/01/2024	1,095,850
500,000	American Axle & Manufacturing Inc(b) 6.25%, 04/01/2025	500,625
2,000,000	BMW US Capital LLC(b) 1.50%, 04/11/2019	1,986,220
2,000,000	Daimler Finance North America LLC(b) 1.65%, 03/02/2018	1,998,580
1,000,000	General Motors Financial Co Inc 2.40%, 05/09/2019	1,002,066

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$2,000,000	O'Reilly Automotive Inc 4.63%, 09/15/2021	$ 2,145,984
		8,729,325
Consumer, Non-Cyclical — 23.48%
3,000,000	Abbott Laboratories 2.00%, 03/15/2020	2,979,561
2,000,000	Actavis Funding SCS 3.00%, 03/12/2020	2,032,844
2,000,000	Altria Group Inc 2.63%, 01/14/2020	2,024,654
3,000,000	Anheuser-Busch InBev Finance Inc 1.90%, 02/01/2019	3,004,128
2,000,000	Bard Inc 1.38%, 01/15/2018	1,996,392
2,460,000	Bayer US Finance LLC(b) 1.50%, 10/06/2017	2,457,971
2,000,000	Becton Dickinson & Co 5.00%, 05/15/2019	2,119,710
1,900,000	Constellation Brands Inc 7.25%, 05/15/2017	1,910,557
1,000,000	Dr Pepper Snapple Group Inc 2.00%, 01/15/2020	993,725
2,000,000	JM Smucker Co 2.50%, 03/15/2020	2,016,078
775,000	Kraft Heinz Foods Co 2.25%, 06/05/2017	776,291
2,000,000	Molson Coors Brewing Co 1.45%, 07/15/2019	1,973,938
2,000,000	Mondelez International Holdings Netherlands BV(b) 1.63%, 10/28/2019	1,969,636
2,997,000	Mylan Inc 2.60%, 06/24/2018	3,019,603
1,862,000	Pinnacle Foods Finance LLC 5.88%, 01/15/2024	1,941,135
2,137,000	Quest Diagnostics Inc 2.50%, 03/30/2020	2,150,108
3,000,000	Reckitt Benckiser Treasury Services PLC(b) 2.13%, 09/21/2018	3,008,061
	Smithfield Foods Inc(b)
1,200,000	2.70%, 01/31/2020	1,199,160
1,800,000	3.35%, 02/01/2022	1,797,462
2,000,000	Sysco Corp 5.38%, 03/17/2019	2,125,770
2,000,000	Zimmer Biomet Holdings Inc 2.70%, 04/01/2020	2,013,916
2,000,000	Zoetis Inc 3.45%, 11/13/2020	2,048,310
		45,559,010
Energy — 8.01%
1,000,000	BP Capital Markets PLC 2.32%, 02/13/2020	1,008,239
3,000,000	Cimarex Energy Co 5.88%, 05/01/2022	3,092,322
2,000,000	Columbia Pipeline Group Inc 2.45%, 06/01/2018	2,009,566
1,500,000	Diamondback Energy Inc(b) 4.75%, 11/01/2024	1,508,850
Principal Amount		Fair Value
Energy — (continued)
	Enterprise Products Operating LLC(a)
$ 710,000	4.80%, 08/01/2066	$ 708,225
3,000,000	7.00%, 06/01/2067	2,775,000
322,770	Kern River Funding Corp(b) 4.89%, 04/30/2018	332,679
1,000,000	Parsley Energy LLC / Parsley Finance Corp(b) 5.38%, 01/15/2025	1,012,500
2,000,000	Petro-Canada 6.05%, 05/15/2018	2,093,992
1,000,000	TransCanada PipeLines Ltd 1.88%, 01/12/2018	1,001,033
		15,542,406
Financial — 21.45%
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,001,507
1,000,000	2.13%, 03/18/2019	1,004,825
	Bank of America Corp
1,000,000	1.75%, 06/05/2018	1,002,503
2,000,000	2.65%, 04/01/2019	2,023,024
2,000,000	2.25%, 04/21/2020	1,992,864
2,000,000	Bank of Montreal 1.50%, 07/18/2019	1,979,068
2,000,000	Bank of Nova Scotia 1.70%, 06/11/2018	2,002,194
1,000,000	Capital One NA 2.35%, 08/17/2018	1,006,246
	Citigroup Inc
2,000,000	1.70%, 04/27/2018	2,000,760
2,000,000	2.05%, 06/07/2019	1,998,110
1,000,000	Fifth Third Bank 1.63%, 09/27/2019	987,671
	Goldman Sachs Group Inc
1,635,000	2.90%, 07/19/2018	1,655,291
3,000,000	2.60%, 12/27/2020	3,000,413
	JPMorgan Chase & Co
2,000,000	1.70%, 03/01/2018	2,000,464
1,000,000	2.35%, 01/28/2019	1,009,863
2,250,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	2,238,095
250,000	Lehman Brothers Holdings Inc Escrow Account(d)(e) 0.00%, 10/15/2020	16,250
	Morgan Stanley
1,000,000	6.63%, 04/01/2018	1,046,510
2,000,000	2.50%, 01/24/2019	2,019,726
2,000,000	2.65%, 01/27/2020	2,018,858
2,000,000	PNC Financial Services Group Inc 1.85%, 07/20/2018	2,004,290
	Pricoa Global Funding I(b)
1,000,000	1.90%, 09/21/2018	1,001,956
2,000,000	1.45%, 09/13/2019	1,974,558
570,000	Royal Bank of Canada 2.15%, 03/15/2019	573,508
2,000,000	Wachovia Corp 5.75%, 02/01/2018	2,062,866

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	Wells Fargo Bank NA 1.75%, 05/24/2019	$ 1,993,874
		41,615,294
Industrial — 12.19%
278,291	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	293,596
3,334,000	Martin Marietta Materials Inc(a) 2.25%, 06/30/2017	3,339,461
1,706,000	Molex Electronic Technologies LLC(b) 2.88%, 04/15/2020	1,717,265
2,085,000	PerkinElmer Inc 5.00%, 11/15/2021	2,259,769
2,970,000	Republic Services Inc 3.80%, 05/15/2018	3,034,704
3,000,000	Rockwell Collins Inc 1.95%, 07/15/2019	3,001,953
2,825,000	Roper Technologies Inc 1.85%, 11/15/2017	2,827,540
3,000,000	Siemens Financieringsmaatschappij NV(b) 1.30%, 09/13/2019	2,949,915
1,050,000	Textron Inc 5.60%, 12/01/2017	1,076,412
250,000	Union Pacific Corp 2.25%, 06/19/2020	251,326
58,438	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	65,492
2,554,000	Valmont Industries Inc 6.63%, 04/20/2020	2,836,720
		23,654,153
Technology — 2.08%
1,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp(b) 3.48%, 06/01/2019	1,025,162
1,000,000	EMC Corp 1.88%, 06/01/2018	990,344
2,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	2,027,488
		4,042,994
Utilities — 3.23%
500,000	Commonwealth Edison Co 2.15%, 01/15/2019	503,095
2,000,000	Dominion Resources Inc 1.88%, 01/15/2019	1,997,608
2,000,000	ONE Gas Inc 2.07%, 02/01/2019	2,007,160
1,781,428	Southern California Edison Co 1.85%, 02/01/2022	1,758,276
		6,266,139
TOTAL CORPORATE BONDS AND NOTES — 87.85% (Cost $170,801,570)		$170,463,806
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.80%
$ 5,415	CHL Mortgage Pass Through Trust(a) Series 2003-15 Class 1A1 1.48%, 06/25/2018	$ 5,317
1,581,988	Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A1 1.85%, 11/10/2048	1,578,524
110,889	GS Mortgage Securities Corp Trust Series 2013-GC14 Class A1 1.22%, 08/10/2046	110,791
1,831,427	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class A1 1.32%, 08/15/2049	1,800,897
		3,495,529
U.S. Government Agency — 0.53%
1,000,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b) Series 2011-K704 Class B 4.54%, 10/25/2030	1,028,572
TOTAL MORTGAGE-BACKED SECURITIES — 2.33% (Cost $4,550,066)		$ 4,524,101
Shares
EXCHANGE TRADED FUNDS
80,000	PowerShares Senior Loan Portfolio	1,860,800

EXCHANGE TRADED FUNDS — 0.96% (Cost $1,863,200)		$ 1,860,800

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.94%
$5,700,000	Repurchase agreement (principal amount/value $5,700,000 with a maturity value of $5,700,380 with Daiwa Capital Markets America Inc, 0.80%, dated 3/31/17 to be repurchased at $5,700,380 on 4/3/17 collateralized by a U.S. Treasury security, 2.25%, 7/31/18, with a value of $5,814,089.	$ 5,700,000
SHORT TERM INVESTMENTS — 2.94% (Cost $5,700,000)		$ 5,700,000
TOTAL INVESTMENTS — 103.25% (Cost $200,496,176)		$200,342,263
OTHER ASSETS & LIABILITIES, NET — (3.25)%		$ (6,307,251)
TOTAL NET ASSETS — 100.00%		$194,035,012
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $41,583,404 and $41,457,799, respectively, representing 21.37% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2017. Maturity date disclosed represents final maturity date.
(d)	Security in bankruptcy at March 31, 2017.
(e)	Security in default; some interest payments received during the last 12 months. At March 31, 2017, the aggregate cost and fair value of such securities was $0 and $16,250, respectively, representing 0.01% of net assets.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 31, 2017

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 5,273,246	$ —	$ 5,273,246
Bank Loans	—	12,520,310	—	12,520,310
Corporate Bonds and Notes	—	170,463,806	—	170,463,806
Mortgage-Backed Securities	—	4,524,101	—	4,524,101
Exchange Traded Funds	1,860,800	—	—	1,860,800
Short Term Investments	—	5,700,000	—	5,700,000
Total Assets	$ 1,860,800	$ 198,481,463	$ 0	$ 200,342,263
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$200,499,874
Gross unrealized appreciation on investments	463,368
Gross unrealized depreciation on investments	(620,979)
Net unrealized depreciation on investments	$(157,611)

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.51%
2,793	Air Products & Chemicals Inc	$ 377,865
1,441	Albemarle Corp	152,227
1,580	Allegheny Technologies Inc(a)	28,377
801	Ashland Global Holdings Inc	99,172
935	Cabot Corp	56,016
835	Carpenter Technology Corp	31,145
2,716	CF Industries Holdings Inc	79,715
2,356	Chemours Co	90,706
1,048	Commercial Metals Co	20,048
479	Compass Minerals International Inc(a)	32,500
950	Domtar Corp	34,694
14,202	Dow Chemical Co	902,395
1,970	Eastman Chemical Co	159,176
11,012	EI du Pont de Nemours & Co	884,594
1,616	FMC Corp	112,457
16,596	Freeport-McMoRan Inc(b)	221,723
1,022	International Flavors & Fragrances Inc	135,446
5,307	International Paper Co	269,489
4,250	LyondellBasell Industries NV Class A	387,557
346	Minerals Technologies Inc	26,504
5,593	Monsanto Co	633,128
4,295	Mosaic Co	125,328
136	NewMarket Corp	61,639
6,850	Newmont Mining Corp	225,776
4,167	Nucor Corp	248,853
2,299	Olin Corp	75,568
1,230	PolyOne Corp	41,931
3,301	PPG Industries Inc	346,869
3,590	Praxair Inc	425,774
850	Reliance Steel & Aluminum Co	68,017
754	Royal Gold Inc	52,818
1,578	RPM International Inc	86,837
651	Sensient Technologies Corp	51,598
1,064	Sherwin-Williams Co	330,042
2,963	Steel Dynamics Inc	102,994
2,332	United States Steel Corp	78,845
958	Valspar Corp	106,281
1,545	Versum Materials Inc	47,277
		7,211,381
Communications — 12.73%
3,815	Alphabet Inc Class A(b)	3,234,357
3,794	Alphabet Inc Class C(b)	3,147,351
5,085	Amazon.com Inc(b)	4,508,056
829	AMC Networks Inc Class A(b)	48,646
2,656	ARRIS International PLC(b)	70,251
78,853	AT&T Inc	3,276,342
63	Cable One Inc	39,342
4,662	CBS Corp Class B	323,356
6,588	CenturyLink Inc(a)	155,279
2,788	Charter Communications Inc Class A(b)	912,568
1,296	Ciena Corp(b)	30,599
64,297	Cisco Systems Inc	2,173,239
60,765	Comcast Corp Class A	2,284,156
Shares		Fair Value
Communications — (continued)
1,586	Discovery Communications Inc Class A(b)	$ 46,137
2,918	Discovery Communications Inc Class C(b)	82,609
3,000	DISH Network Corp Class A(b)	190,470
12,847	eBay Inc(b)	431,274
1,625	Expedia Inc	205,026
835	F5 Networks Inc(b)	119,046
30,239	Facebook Inc Class A(b)	4,295,450
530	FactSet Research Systems Inc	87,402
17,104	Frontier Communications Corp(a)	36,602
430	InterDigital Inc	37,109
5,366	Interpublic Group of Cos Inc	131,843
708	John Wiley & Sons Inc Class A	38,090
4,503	Juniper Networks Inc	125,318
3,800	Level 3 Communications Inc(b)	217,436
686	LogMeIn Inc	66,885
626	Meredith Corp(a)	40,440
2,005	Motorola Solutions Inc	172,871
5,476	Netflix Inc(b)	809,408
1,780	New York Times Co Class A	25,632
4,055	News Corp Class A	52,715
1,441	News Corp Class B	19,453
2,989	Omnicom Group Inc	257,682
539	Plantronics Inc	29,165
629	Priceline Group Inc(b)	1,119,601
1,149	Scripps Networks Interactive Inc Class A	90,047
8,259	Symantec Corp	253,386
2,468	Tegna Inc	63,230
1,429	Telephone & Data Systems Inc	37,883
1,790	Time Inc	34,636
10,039	Time Warner Inc	980,911
1,389	TripAdvisor Inc(a)(b)	59,949
13,399	Twenty-First Century Fox Inc Class A	433,994
6,402	Twenty-First Century Fox Inc Class B	203,456
1,258	VeriSign Inc(a)(b)	109,584
52,337	Verizon Communications Inc	2,551,429
4,290	Viacom Inc Class B	200,000
678	ViaSat Inc(a)(b)	43,270
18,678	Walt Disney Co	2,117,898
563	WebMD Health Corp(b)	29,659
11,386	Yahoo! Inc(b)	528,424
		36,578,962
Consumer, Cyclical — 9.01%
999	Advance Auto Parts Inc	148,112
1,593	Alaska Air Group Inc	146,906
6,616	American Airlines Group Inc(a)	279,857
2,512	American Eagle Outfitters Inc(a)	35,243
727	AutoNation Inc(b)	30,745
360	AutoZone Inc(b)	260,298
2,066	Bed Bath & Beyond Inc(a)	81,524
3,346	Best Buy Co Inc	164,456
739	Big Lots Inc(a)	35,975
2,740	BorgWarner Inc	114,505

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
796	Brinker International Inc	$ 34,992
1,308	Brunswick Corp	80,050
269	Buffalo Wild Wings Inc(b)	41,090
641	Cabela's Inc(b)	34,044
1,138	CalAtlantic Group Inc(a)	42,618
2,278	CarMax Inc(b)	134,903
5,432	Carnival Corp	319,999
508	Carter's Inc	45,618
547	Casey's General Stores Inc	61,401
579	Cheesecake Factory Inc	36,685
1,769	Chico's FAS Inc	25,120
351	Chipotle Mexican Grill Inc(a)(b)	156,378
168	Churchill Downs Inc	26,687
1,429	Cinemark Holdings Inc	63,362
3,706	Coach Inc	153,169
708	Cooper Tire & Rubber Co	31,400
1,170	Copart Inc(b)	72,458
5,652	Costco Wholesale Corp	947,784
355	Cracker Barrel Old Country Store Inc(a)	56,534
1,160	CST Brands Inc	55,784
13,133	CVS Health Corp	1,030,941
1,296	Dana Holding Corp	25,026
1,705	Darden Restaurants Inc	142,657
478	Deckers Outdoor Corp(b)	28,551
3,502	Delphi Automotive PLC	281,876
9,470	Delta Air Lines Inc	435,241
1,085	Dick's Sporting Goods Inc	52,796
457	Dillard's Inc Class A(a)	23,874
3,119	Dollar General Corp	217,488
3,132	Dollar Tree Inc(b)	245,737
640	Domino's Pizza Inc	117,952
4,078	DR Horton Inc	135,838
1,050	Dunkin' Brands Group Inc	57,414
3,772	Fastenal Co	194,258
1,700	Foot Locker Inc	127,177
49,318	Ford Motor Co	574,062
1,496	GameStop Corp Class A(a)	33,735
2,696	Gap Inc	65,486
17,250	General Motors Co	609,960
2,004	Genuine Parts Co	185,190
3,470	Goodyear Tire & Rubber Co	124,920
5,132	Hanesbrands Inc(a)	106,540
2,219	Harley-Davidson Inc	134,249
1,419	Hasbro Inc	141,645
812	Herman Miller Inc	25,619
508	HNI Corp	23,414
15,640	Home Depot Inc	2,296,421
424	HSN Inc	15,730
425	International Speedway Corp Class A	15,704
353	Jack in the Box Inc	35,907
3,604	JC Penney Co Inc(a)(b)	22,201
4,594	JetBlue Airways Corp(b)	94,682
1,218	Kate Spade & Co(b)	28,294
1,482	KB Home(a)	29,462
2,442	Kohl's Corp(a)	97,216
3,255	L Brands Inc	153,310
1,662	Leggett & Platt Inc	83,632
2,603	Lennar Corp Class A	133,248
Shares		Fair Value
Consumer, Cyclical — (continued)
3,893	LKQ Corp(b)	$ 113,948
11,011	Lowe's Cos Inc	905,214
4,190	Macy's Inc	124,192
3,956	Marriott International Inc Class A	372,576
4,210	Mattel Inc	107,818
10,497	McDonald's Corp	1,360,516
2,179	Michael Kors Holdings Ltd(b)	83,042
1,457	Michaels Cos Inc(b)	32,622
778	Mohawk Industries Inc(b)	178,543
465	MSC Industrial Direct Co Inc Class A	47,783
6,097	Newell Brands Inc	287,595
17,015	NIKE Inc Class B	948,246
1,519	Nordstrom Inc(a)	70,740
741	Nu Skin Enterprises Inc Class A	41,155
41	NVR Inc(b)	86,382
6,641	Office Depot Inc	30,980
1,212	O'Reilly Automotive Inc(b)	327,046
4,425	PACCAR Inc	297,360
307	Panera Bread Co Class A(a)(b)	80,394
310	Papa John's International Inc(a)	24,812
860	Polaris Industries Inc(a)	72,068
434	Pool Corp	51,789
4,010	PulteGroup Inc	94,436
983	PVH Corp	101,711
689	Ralph Lauren Corp	56,236
5,028	Ross Stores Inc	331,194
2,053	Royal Caribbean Cruises Ltd	201,420
1,800	Sally Beauty Holdings Inc(b)	36,792
626	Scotts Miracle-Gro Co	58,462
904	Signet Jewelers Ltd	62,620
1,827	Skechers U.S.A. Inc Class A(b)	50,151
7,798	Southwest Airlines Co	419,220
9,424	Staples Inc	82,648
18,598	Starbucks Corp	1,085,937
7,152	Target Corp	394,719
596	Tempur Sealy International Inc(a)(b)	27,690
950	Texas Roadhouse Inc	42,304
571	Thor Industries Inc	54,890
1,318	Tiffany & Co	125,605
8,394	TJX Cos Inc	663,798
1,798	Toll Brothers Inc(b)	64,926
1,257	Toro Co	78,512
1,791	Tractor Supply Co	123,525
2,181	Tri Pointe Group Inc(b)	27,350
661	Tupperware Brands Corp	41,458
714	Ulta Salon Cosmetics & Fragrance Inc(b)	203,654
2,652	Under Armour Inc Class A(a)(b)	52,457
2,670	Under Armour Inc Class C(b)	48,861
3,809	United Continental Holdings Inc(b)	269,068
1,240	Urban Outfitters Inc(b)	29,462
4,220	VF Corp	231,973
11,034	Walgreens Boots Alliance Inc	916,374
19,317	Wal-Mart Stores Inc	1,392,369
426	Watsco Inc	60,995

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,773	Wendy's Co	$ 24,131
981	Whirlpool Corp	168,075
1,181	Williams-Sonoma Inc	63,325
970	World Fuel Services Corp	35,163
730	WW Grainger Inc	169,915
1,373	Wyndham Worldwide Corp	115,730
976	Wynn Resorts Ltd	111,859
4,401	Yum! Brands Inc	281,224
		25,910,210
Consumer, Non-Cyclical — 21.72%
725	Aaron's Inc(a)	21,562
22,042	Abbott Laboratories	978,885
20,465	AbbVie Inc	1,333,499
586	ABIOMED Inc(b)	73,367
4,533	Aetna Inc	578,184
1,114	Akorn Inc(b)	26,825
2,837	Alexion Pharmaceuticals Inc(b)	343,958
993	Align Technology Inc(b)	113,907
4,276	Allergan PLC	1,021,622
24,901	Altria Group Inc	1,778,429
2,072	AmerisourceBergen Corp	183,372
9,456	Amgen Inc	1,551,446
3,336	Anthem Inc	551,708
7,228	Archer-Daniels-Midland Co	332,777
5,735	Automatic Data Processing Inc	587,207
1,274	Avery Dennison Corp	102,684
889	Avis Budget Group Inc(b)	26,297
7,171	Avon Products Inc(b)	31,552
6,173	Baxter International Inc	320,132
2,698	Becton Dickinson & Co	494,921
2,745	Biogen Inc(b)	750,538
287	Bio-Rad Laboratories Inc Class A(b)	57,211
524	Bio-Techne Corp	53,265
1,409	Bioverativ Inc(b)	76,734
133	Boston Beer Co Inc Class A(a)(b)	19,238
17,700	Boston Scientific Corp(b)	440,199
21,329	Bristol-Myers Squibb Co	1,159,871
2,140	Brown-Forman Corp Class B	98,825
2,423	Campbell Soup Co	138,693
4,073	Cardinal Health Inc	332,153
1,456	Catalent Inc(b)	41,234
439	CEB Inc	34,505
10,048	Celgene Corp(b)	1,250,273
2,083	Centene Corp(b)	148,435
660	Charles River Laboratories International Inc(b)	59,367
3,138	Church & Dwight Co Inc	156,492
3,286	Cigna Corp	481,366
1,149	Cintas Corp	145,394
1,632	Clorox Co	220,043
49,612	Coca-Cola Co	2,105,533
11,179	Colgate-Palmolive Co	818,191
5,515	ConAgra Foods Inc	222,475
2,166	Constellation Brands Inc Class A	351,044
607	Cooper Cos Inc	121,333
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,207	CoreLogic Inc(b)	$ 49,149
5,966	Coty Inc Class A	108,164
893	CR Bard Inc	221,946
7,779	Danaher Corp	665,338
1,951	DaVita HealthCare Partners Inc(b)	132,609
1,579	Dean Foods Co	31,043
494	Deluxe Corp	35,652
2,957	Dentsply Sirona Inc	184,635
872	DeVry Education Group Inc	30,912
2,279	Dr Pepper Snapple Group Inc	223,160
3,337	Ecolab Inc	418,260
669	Edgewell Personal Care Co(b)	48,931
2,816	Edwards Lifesciences Corp(b)	264,901
12,532	Eli Lilly & Co	1,054,067
3,007	Endo International PLC(b)	33,558
1,554	Envision Healthcare Corp(b)	95,291
1,490	Equifax Inc	203,743
2,889	Estee Lauder Cos Inc Class A	244,958
7,706	Express Scripts Holding Co(b)	507,902
2,512	Flowers Foods Inc	48,758
575	FTI Consulting Inc(b)	23,673
1,015	Gartner Inc Class A(b)	109,610
7,550	General Mills Inc	445,525
16,782	Gilead Sciences Inc	1,139,833
1,977	Global Payments Inc	159,504
869	Globus Medical Inc Class A(b)	25,740
63	Graham Holdings Co Class B	37,772
2,812	H&R Block Inc	65,379
1,456	Hain Celestial Group Inc(b)	54,163
710	Halyard Health Inc(b)	27,044
3,708	HCA Holdings Inc(b)	329,975
1,190	HealthSouth Corp	50,944
304	Helen of Troy Ltd(b)	28,637
999	Henry Schein Inc(b)	169,800
1,794	Hershey Co	195,994
844	Hill-Rom Holdings Inc	59,586
3,421	Hologic Inc(b)	145,564
3,466	Hormel Foods Corp	120,028
1,918	Humana Inc	395,377
1,173	IDEXX Laboratories Inc(b)	181,358
1,901	Illumina Inc(b)	324,387
2,296	Incyte Corp(b)	306,906
902	Ingredion Inc	108,628
464	Intuitive Surgical Inc(b)	355,642
1,482	JM Smucker Co	194,261
34,837	Johnson & Johnson	4,338,948
3,237	Kellogg Co	235,039
4,568	Kimberly-Clark Corp	601,286
7,631	Kraft Foods Group Inc	692,971
11,581	Kroger Co	341,524
1,349	Laboratory Corp of America Holdings(b)	193,541
1,838	Lamb Weston Holdings Inc	77,306
269	Lancaster Colony Corp	34,658
616	LifePoint Health Inc(b)	40,348
594	LivaNova PLC(b)	29,112
1,433	Live Nation Entertainment Inc(b)	43,520
1,479	Mallinckrodt PLC(b)	65,919

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
854	ManpowerGroup Inc	$ 87,595
436	MarketAxess Holdings Inc	81,746
586	Masimo Corp(b)	54,650
1,540	McCormick & Co Inc	150,227
2,689	McKesson Corp	398,671
2,232	Mead Johnson Nutrition Co	198,827
1,349	MEDNAX Inc(b)	93,594
17,576	Medtronic PLC	1,415,923
35,251	Merck & Co Inc	2,239,849
597	Molina Healthcare Inc(b)	27,223
2,269	Molson Coors Brewing Co Class B	217,166
19,601	Mondelez International Inc Class A	844,411
5,343	Monster Beverage Corp(b)	246,686
2,078	Moody's Corp	232,819
6,073	Mylan NV(b)	236,786
4,409	Nielsen Holdings NV	182,136
747	NuVasive Inc(b)	55,786
814	Owens & Minor Inc	28,164
499	PAREXEL International Corp(b)	31,492
1,138	Patterson Cos Inc(a)	51,472
14,568	PayPal Holdings Inc(b)	626,715
18,324	PepsiCo Inc	2,049,723
1,952	Perrigo Co PLC(a)	129,593
76,418	Pfizer Inc	2,614,260
19,919	Philip Morris International Inc	2,248,855
745	Post Holdings Inc(b)	65,202
792	Prestige Brands Holdings Inc(b)	44,004
32,823	Procter & Gamble Co	2,949,147
1,700	Quanta Services Inc(b)	63,087
1,722	Quest Diagnostics Inc	169,083
973	Regeneron Pharmaceuticals Inc(b)	377,047
1,790	ResMed Inc	128,826
10,748	Reynolds American Inc	677,339
1,499	Robert Half International Inc	73,196
1,426	Rollins Inc	52,947
3,324	S&P Global Inc	434,580
2,108	Service Corp International	65,095
1,181	Snyder's-Lance Inc	47,606
428	Sotheby's (a)(b)	19,465
1,271	Sprouts Farmers Market Inc(b)	29,386
1,203	STERIS Corp	83,560
3,994	Stryker Corp	525,810
6,412	Sysco Corp	332,911
621	Teleflex Inc	120,306
750	Tenet Healthcare Corp(a)(b)	13,283
5,070	Thermo Fisher Scientific Inc	778,752
158	Tootsie Roll Industries Inc(a)	5,886
2,104	Total System Services Inc	112,480
631	TreeHouse Foods Inc(a)(b)	53,420
3,629	Tyson Foods Inc Class A	223,946
795	United Natural Foods Inc(b)	34,368
1,012	United Rentals Inc(b)	126,551
511	United Therapeutics Corp(b)	69,179
12,212	UnitedHealth Group Inc	2,002,890
1,141	Universal Health Services Inc Class B	141,997
1,186	Varian Medical Systems Inc(b)	108,080
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,143	VCA Inc(b)	$ 104,584
2,033	Verisk Analytics Inc(b)	164,958
3,246	Vertex Pharmaceuticals Inc(b)	354,950
530	WellCare Health Plans Inc(b)	74,311
829	West Pharmaceutical Services Inc	67,655
6,281	Western Union Co(a)	127,818
547	WEX Inc(b)	56,614
2,291	WhiteWave Foods Co(b)	128,640
4,317	Whole Foods Market Inc(a)	128,301
2,531	Zimmer Biomet Holdings Inc	309,060
6,299	Zoetis Inc	336,178
		62,414,092
Diversified — 0.03%
3,903	Leucadia National Corp	101,478
Energy — 6.23%
7,070	Anadarko Petroleum Corp	438,340
4,882	Apache Corp	250,886
5,357	Baker Hughes Inc	320,456
6,000	Cabot Oil & Gas Corp	143,460
9,875	Chesapeake Energy Corp(a)(b)	58,658
24,306	Chevron Corp	2,609,735
1,246	Cimarex Energy Co	148,885
1,930	Concho Resources Inc(b)	247,696
15,938	ConocoPhillips	794,828
2,377	CONSOL Energy Inc(b)	39,886
6,648	Devon Energy Corp	277,355
1,038	Diamond Offshore Drilling Inc(a)(b)	17,345
592	Dril-Quip Inc(a)(b)	32,294
1,105	Energen Corp(b)	60,156
3,700	Ensco PLC Class A	33,115
7,443	EOG Resources Inc	726,065
2,247	EQT Corp	137,292
53,238	Exxon Mobil Corp	4,366,048
1,078	First Solar Inc(a)(b)	29,214
1,752	Gulfport Energy Corp(b)	30,117
10,921	Halliburton Co	537,422
1,525	Helmerich & Payne Inc(a)	101,519
3,567	Hess Corp	171,965
2,012	HollyFrontier Corp	57,020
24,356	Kinder Morgan Inc	529,499
11,135	Marathon Oil Corp	175,933
6,785	Marathon Petroleum Corp	342,914
1,792	Murphy Oil Corp	51,233
399	Murphy USA Inc(b)	29,295
3,079	Nabors Industries Ltd	40,243
4,866	National Oilwell Varco Inc	195,078
2,433	Newfield Exploration Co(b)	89,802
3,890	Noble Corp PLC	24,079
5,668	Noble Energy Inc	194,639
1,714	NOW Inc(b)	29,069
9,752	Occidental Petroleum Corp	617,887
1,379	Oceaneering International Inc	37,343
818	Oil States International Inc(b)	27,117
2,697	ONEOK Inc	149,522

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Energy — (continued)
1,962	Patterson-UTI Energy Inc(a)	$ 47,618
5,774	Phillips 66	457,416
2,202	Pioneer Natural Resources Co	410,078
2,661	QEP Resources Inc(b)	33,821
2,387	Range Resources Corp	69,462
1,950	Rowan Cos PLC Class A(b)	30,381
17,841	Schlumberger Ltd	1,393,382
1,023	SM Energy Co(a)	24,572
7,042	Southwestern Energy Co(b)	57,533
2,407	Superior Energy Services Inc(b)	34,324
6,026	TechnipFMC PLC(b)	195,845
1,520	Tesoro Corp	123,211
5,033	Transocean Ltd(b)	62,661
5,893	Valero Energy Corp	390,647
1,142	Western Refining Inc	40,050
10,464	Williams Cos Inc	309,630
4,914	WPX Energy Inc(b)	65,798
		17,909,839
Financial — 18.50%
644	Affiliated Managers Group Inc	105,577
5,052	Aflac Inc	365,866
588	Alexander & Baldwin Inc	26,178
1,098	Alexandria Real Estate Equities Inc REIT	121,351
193	Alleghany Corp(b)	118,629
755	Alliance Data Systems Corp	187,995
4,683	Allstate Corp	381,618
1,522	American Campus Communities Inc REIT	72,432
9,603	American Express Co	759,693
861	American Financial Group Inc	82,157
11,819	American International Group Inc	737,860
5,573	American Tower Corp REIT	677,342
2,043	Ameriprise Financial Inc	264,936
3,421	Aon PLC	406,038
2,199	Apartment Investment & Management Co REIT Class A	97,526
2,349	Arthur J Gallagher & Co	132,812
950	Aspen Insurance Holdings Ltd	49,448
2,340	Associated Banc-Corp	57,096
742	Assurant Inc	70,987
1,802	AvalonBay Communities Inc REIT	330,847
1,029	BancorpSouth Inc	31,127
128,715	Bank of America Corp	3,036,387
614	Bank of Hawaii Corp	50,569
13,542	Bank of New York Mellon Corp	639,589
1,302	Bank of the Ozarks Inc	67,717
10,532	BB&T Corp	470,780
24,386	Berkshire Hathaway Inc Class B(b)	4,064,658
1,549	BlackRock Inc	594,057
2,070	Boston Properties Inc REIT	274,089
1,676	Brown & Brown Inc	69,923
1,089	Camden Property Trust REIT	87,621
6,093	Capital One Financial Corp	528,019
Shares		Fair Value
Financial — (continued)
1,210	Care Capital Properties Inc	$ 32,513
1,089	Cathay General Bancorp	41,034
1,199	CBOE Holdings Inc	97,203
4,046	CBRE Group Inc Class A(b)	140,760
15,562	Charles Schwab Corp	635,085
976	Chemical Financial Corp	49,922
5,981	Chubb Ltd	814,911
2,001	Cincinnati Financial Corp	144,612
35,574	Citigroup Inc	2,128,037
6,328	Citizens Financial Group Inc	218,632
4,351	CME Group Inc	516,899
1,830	CNO Financial Group Inc	37,515
2,177	Comerica Inc	149,299
954	Commerce Bancshares Inc	53,577
1,775	CoreCivic Inc REIT	55,771
1,425	Corporate Office Properties Trust REIT	47,168
4,429	Cousins Properties Inc REIT	36,628
4,584	Crown Castle International Corp REIT	432,959
626	Cullen/Frost Bankers Inc	55,695
1,049	CyrusOne Inc REIT	53,992
1,326	DCT Industrial Trust Inc REIT	63,807
2,113	Digital Realty Trust Inc REIT	224,802
5,022	Discover Financial Services	343,455
1,943	Douglas Emmett Inc REIT	74,611
4,215	Duke Realty Corp REIT	110,728
3,346	E*TRADE Financial Corp(b)	116,742
1,667	East West Bancorp Inc	86,034
1,324	Eaton Vance Corp	59,527
946	Education Realty Trust Inc REIT	38,644
876	EPR Properties REIT	64,500
939	Equinix Inc REIT	375,947
4,644	Equity Residential REIT	288,950
849	Essex Property Trust Inc REIT	196,569
520	Everest Re Group Ltd	121,581
1,542	Extra Space Storage Inc REIT	114,709
859	Federal Realty Investment Trust REIT	114,676
948	Federated Investors Inc Class B	24,970
9,930	Fifth Third Bancorp	252,222
1,654	First American Financial Corp	64,969
3,133	First Horizon National Corp	57,961
1,664	First Industrial Realty Trust Inc REIT	44,312
4,124	FNB Corp	61,324
4,471	Franklin Resources Inc	188,408
2,267	Fulton Financial Corp	40,466
7,656	Genworth Financial Inc Class A(b)	31,543
900	GEO Group Inc REIT	41,733
7,360	GGP Inc REIT	170,605
4,803	Goldman Sachs Group Inc	1,103,345
1,245	Hancock Holding Co	56,710
646	Hanover Insurance Group Inc	58,179
4,856	Hartford Financial Services Group Inc	233,428
5,851	HCP Inc REIT	183,019

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,504	Healthcare Realty Trust Inc REIT	$ 48,880
1,504	Highwoods Properties Inc REIT	73,892
1,845	Hospitality Properties Trust REIT	58,173
9,500	Host Hotels & Resorts Inc REIT	177,270
13,695	Huntington Bancshares Inc	183,376
7,515	Intercontinental Exchange Inc	449,923
996	International Bancshares Corp	35,258
5,479	Invesco Ltd	167,822
2,872	Iron Mountain Inc REIT	102,444
2,045	Janus Capital Group Inc	26,994
643	Jones Lang LaSalle Inc	71,662
45,861	JPMorgan Chase & Co	4,028,430
766	Kemper Corp	30,563
14,241	KeyCorp	253,205
1,174	Kilroy Realty Corp REIT	84,622
5,513	Kimco Realty Corp REIT	121,782
1,164	Lamar Advertising Co REIT Class A	86,997
1,657	LaSalle Hotel Properties REIT	47,970
900	Legg Mason Inc	32,499
1,739	Liberty Property Trust REIT	67,038
532	Life Storage Inc(a)	43,688
2,842	Lincoln National Corp	186,009
3,440	Loews Corp	160,889
1,995	M&T Bank Corp	308,686
1,549	Macerich Co REIT	99,756
1,461	Mack-Cali Realty Corp REIT	39,359
6,628	Marsh & McLennan Cos Inc	489,743
12,097	MasterCard Inc Class A	1,360,550
773	MB Financial Inc	33,100
3,618	Medical Properties Trust Inc REIT	46,636
627	Mercury General Corp	38,241
13,960	MetLife Inc	737,367
1,547	Mid-America Apartment Communities Inc REIT	157,392
18,293	Morgan Stanley	783,672
1,446	NASDAQ OMX Group Inc	100,425
1,665	National Retail Properties Inc REIT	72,627
3,039	Navient Corp	44,856
5,940	New York Community Bancorp Inc	82,982
2,798	Northern Trust Corp	242,251
2,634	Old Republic International Corp	53,944
2,385	Omega Healthcare Investors Inc REIT	78,681
1,562	PacWest Bancorp	83,192
4,281	People's United Financial Inc	77,914
6,308	PNC Financial Services Group Inc	758,474
704	Potlatch Corp REIT	32,173
701	Primerica Inc	57,622
3,267	Principal Financial Group Inc(a)	206,180
1,181	PrivateBancorp Inc	70,116
7,398	Progressive Corp	289,854
6,776	Prologis Inc REIT	351,539
Shares		Fair Value
Financial — (continued)
974	Prosperity Bancshares Inc	$ 67,898
5,498	Prudential Financial Inc	586,527
1,940	Public Storage REIT	424,685
1,309	Quality Care Properties Inc REIT(b)	24,688
1,527	Raymond James Financial Inc	116,449
1,274	Rayonier Inc REIT	36,105
3,518	Realty Income Corp REIT(a)	209,427
2,084	Regency Centers Corp REIT	138,357
15,420	Regions Financial Corp	224,053
817	Reinsurance Group of America Inc	103,743
479	RenaissanceRe Holdings Ltd	69,287
1,600	SEI Investments Co	80,704
2,915	Senior Housing Properties Trust REIT	59,029
732	Signature Bank(b)	108,621
4,142	Simon Property Group Inc REIT	712,548
1,358	SL Green Realty Corp REIT	144,790
5,836	SLM Corp(b)	70,616
4,696	State Street Corp	373,849
999	Stifel Financial Corp(b)	50,140
6,456	SunTrust Banks Inc	357,017
630	SVB Financial Group(b)	117,237
10,000	Synchrony Financial	343,000
1,363	Synovus Financial Corp	55,910
3,199	T Rowe Price Group Inc(a)	218,012
1,486	Tanger Factory Outlet Centers Inc REIT	48,696
659	Taubman Centers Inc REIT	43,507
2,477	TCF Financial Corp	42,159
623	Texas Capital Bancshares Inc(b)	51,989
1,465	Torchmark Corp	112,864
3,667	Travelers Cos Inc	442,020
915	Trustmark Corp	29,088
3,244	UDR Inc REIT	117,627
426	UMB Financial Corp	32,082
2,311	Umpqua Holdings Corp	40,997
1,927	Uniti Group Inc REIT(b)	49,813
2,986	Unum Group	140,014
1,331	Urban Edge Properties REIT	35,005
20,417	US Bancorp	1,051,475
2,864	Valley National Bancorp	33,795
4,522	Ventas Inc REIT	294,111
23,856	Visa Inc Class A	2,120,083
2,162	Vornado Realty Trust REIT	216,870
1,054	Waddell & Reed Financial Inc Class A(a)	17,918
1,323	Washington Federal Inc	43,791
2,520	Washington Prime Group Inc	21,899
964	Webster Financial Corp	48,239
1,582	Weingarten Realty Investors REIT	52,823
57,816	Wells Fargo & Co	3,218,039
4,554	Welltower Inc REIT	322,514
9,395	Weyerhaeuser Co REIT	319,242
1,601	Willis Towers Watson PLC	209,555
750	Wintrust Financial Corp	51,840
1,169	WR Berkley Corp	82,566

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,388	XL Group Ltd	$ 135,046
2,498	Zions Bancorporation	104,916
		53,171,605
Industrial — 10.34%
7,655	3M Co	1,464,631
597	Acuity Brands Inc	121,788
2,039	AECOM (b)	72,568
739	AGCO Corp	44,473
3,978	Agilent Technologies Inc	210,317
1,089	Allegion PLC	82,437
3,037	AMETEK Inc	164,241
3,852	Amphenol Corp Class A	274,147
1,828	AO Smith Corp	93,520
730	AptarGroup Inc	56,203
5,723	Arconic Inc	150,744
1,170	Arrow Electronics Inc(b)	85,890
1,456	Avnet Inc	66,627
1,223	B/E Aerospace Inc	78,407
2,232	Ball Corp	165,748
435	Belden Inc	30,098
1,391	Bemis Co Inc	67,964
7,313	Boeing Co	1,293,377
790	Carlisle Cos Inc	84,064
7,483	Caterpillar Inc	694,123
1,878	CH Robinson Worldwide Inc	145,151
770	Clean Harbors Inc(b)	42,827
1,133	Cognex Corp	95,115
321	Coherent Inc(b)	66,010
11,809	Corning Inc	318,843
761	Crane Co	56,946
1,553	Cree Inc(a)(b)	41,512
11,728	CSX Corp	545,938
2,031	Cummins Inc	307,087
669	Curtiss-Wright Corp	61,053
3,852	Deere & Co	419,329
1,495	Donaldson Co Inc	68,052
2,069	Dover Corp	166,244
468	Dycom Industries Inc(b)	43,501
534	Eagle Materials Inc	51,873
5,876	Eaton Corp PLC	435,705
654	EMCOR Group Inc	41,169
8,141	Emerson Electric Co	487,320
926	Energizer Holdings Inc	51,624
635	EnerSys	50,127
449	Esterline Technologies Corp(b)	38,636
2,155	Expeditors International of Washington Inc	121,736
3,163	FedEx Corp	617,259
1,496	FLIR Systems Inc	54,275
1,599	Flowserve Corp(a)	77,424
1,704	Fluor Corp	89,664
3,907	Fortive Corp	235,280
2,109	Fortune Brands Home & Security Inc	128,333
1,316	Garmin Ltd(a)	67,261
355	GATX Corp(a)	21,641
3,639	General Dynamics Corp	681,221
112,020	General Electric Co	3,338,196
Shares		Fair Value
Industrial — (continued)
812	Genesee & Wyoming Inc Class A(b)	$ 55,102
4,144	Gentex Corp	88,392
638	Graco Inc	60,061
518	Granite Construction Inc	25,998
480	Greif Inc Class A	26,443
1,667	Harris Corp	185,487
9,698	Honeywell International Inc	1,210,989
658	Hubbell Inc	78,993
619	Huntington Ingalls Industries Inc	123,949
1,071	IDEX Corp	100,149
4,051	Illinois Tool Works Inc	536,636
3,280	Ingersoll-Rand PLC	266,730
1,203	ITT Inc	49,347
2,006	Jabil Circuit Inc	58,014
1,701	Jacobs Engineering Group Inc	94,031
1,103	JB Hunt Transport Services Inc	101,189
11,916	Johnson Controls International PLC	501,902
1,550	Joy Global Inc	43,787
1,434	Kansas City Southern	122,980
2,215	KBR Inc	33,291
725	Kennametal Inc	28,442
1,982	Keysight Technologies Inc(b)	71,629
563	Kirby Corp(b)	39,720
780	KLX Inc(b)	34,866
1,450	Knowles Corp(a)(b)	27,477
1,004	L3 Technologies Inc	165,951
627	Landstar System Inc	53,703
473	Lennox International Inc(a)	79,133
699	Lincoln Electric Holdings Inc	60,715
294	Littelfuse Inc	47,014
3,174	Lockheed Martin Corp	849,362
1,824	Louisiana-Pacific Corp(b)	45,272
793	Martin Marietta Materials Inc	173,072
4,285	Masco Corp	145,647
317	Mettler-Toledo International Inc(b)	151,814
407	MSA Safety Inc	28,771
1,550	National Instruments Corp	50,468
636	Nordson Corp	78,126
3,690	Norfolk Southern Corp	413,169
2,265	Northrop Grumman Corp	538,708
796	Old Dominion Freight Line Inc	68,114
657	Orbital ATK Inc	64,386
1,060	Oshkosh Corp	72,705
2,552	Owens-Illinois Inc(b)	52,010
1,201	Packaging Corp of America	110,036
1,662	Parker-Hannifin Corp	266,452
2,226	Pentair PLC	139,748
1,366	PerkinElmer Inc	79,310
3,758	Raytheon Co	573,095
667	Regal Beloit Corp	50,459
2,855	Republic Services Inc	179,323
1,609	Rockwell Automation Inc	250,537
1,733	Rockwell Collins Inc	168,378
1,346	Roper Technologies Inc	277,936
756	Ryder System Inc	57,033
2,478	Sealed Air Corp	107,991

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
652	Silgan Holdings Inc	$ 38,703
707	Snap-on Inc	119,250
1,144	Sonoco Products Co	60,540
2,032	Stanley Black & Decker Inc	269,992
992	Stericycle Inc(b)	82,227
420	SYNNEX Corp	47,015
4,682	TE Connectivity Ltd	349,043
432	Tech Data Corp(b)	40,565
370	Teledyne Technologies Inc(b)	46,790
1,672	Terex Corp	52,501
3,414	Textron Inc	162,472
881	Timken Co	39,821
636	TransDigm Group Inc(a)	140,022
3,449	Trimble Navigation Ltd(b)	110,402
2,112	Trinity Industries Inc	56,074
10,449	Union Pacific Corp	1,106,758
8,750	United Parcel Service Inc Class B	938,875
9,604	United Technologies Corp	1,077,665
326	Valmont Industries Inc	50,693
1,082	Vishay Intertechnology Inc(a)	17,799
1,761	Vulcan Materials Co	212,165
1,148	Wabtec Corp(a)	89,544
5,085	Waste Management Inc	370,798
1,080	Waters Corp(b)	168,815
869	Werner Enterprises Inc	22,768
3,356	Westrock Co	174,613
753	Woodward Inc	51,144
393	Worthington Industries Inc	17,720
2,266	Xylem Inc	113,799
765	Zebra Technologies Corp Class A(b)	69,806
		29,730,140
Technology — 13.65%
1,655	3D Systems Corp(a)(b)	24,759
8,037	Accenture PLC Class A	963,476
1,561	ACI Worldwide Inc(b)	33,390
8,774	Activision Blizzard Inc	437,472
1,348	Acxiom Corp(b)	38,378
6,364	Adobe Systems Inc(b)	828,147
9,224	Advanced Micro Devices Inc(a)(b)	134,209
2,218	Akamai Technologies Inc(b)	132,415
3,103	Allscripts Healthcare Solutions Inc(b)	39,346
4,691	Analog Devices Inc	384,427
1,130	ANSYS Inc(b)	120,763
67,362	Apple Inc	9,677,225
13,879	Applied Materials Inc	539,893
2,469	Autodesk Inc(b)	213,494
5,153	Broadcom Ltd	1,128,301
1,558	Broadridge Financial Solutions Inc	105,866
5,814	Brocade Communications Systems Inc	72,559
3,812	CA Inc	120,917
3,737	Cadence Design Systems Inc(b)	117,342
1,803	CDK Global Inc	117,213
Shares		Fair Value
Technology — (continued)
3,710	Cerner Corp(b)	$ 218,333
896	Cirrus Logic Inc(b)	54,378
2,108	Citrix Systems Inc(b)	175,786
7,660	Cognizant Technology Solutions Corp Class A(b)	455,923
678	CommVault Systems Inc(b)	34,442
1,714	Computer Sciences Corp	118,283
1,512	Convergys Corp(a)	31,979
2,055	CSRA Inc	60,191
4,695	Cypress Semiconductor Corp(a)	64,603
782	Diebold Inc	24,007
474	DST Systems Inc	58,065
545	Dun & Bradstreet Corp	58,827
3,963	Electronic Arts Inc(b)	354,768
404	Fair Isaac Corp	52,096
4,155	Fidelity National Information Services Inc	330,821
2,726	Fiserv Inc(b)	314,335
1,768	Fortinet Inc(b)	67,803
21,591	Hewlett Packard Enterprise Co	511,707
22,268	HP Inc	398,152
1,976	Integrated Device Technology Inc(b)	46,772
60,704	Intel Corp	2,189,593
11,020	International Business Machines Corp	1,919,023
3,197	Intuit Inc	370,820
538	IPG Photonics Corp(b)	64,937
664	j2 Global Inc	55,716
920	Jack Henry & Associates Inc	85,652
2,050	KLA-Tencor Corp	194,894
2,042	Lam Research Corp	262,111
1,782	Leidos Holdings Inc	91,131
1,098	Manhattan Associates Inc(b)	57,151
986	MAXIMUS Inc	61,329
2,742	Microchip Technology Inc	202,305
13,202	Micron Technology Inc(b)	381,538
1,626	Microsemi Corp(b)	83,788
99,216	Microsoft Corp	6,534,366
350	Monolithic Power Systems Inc	32,235
1,146	MSCI Inc	111,380
1,359	NCR Corp(b)	62,079
3,686	NetApp Inc	154,259
1,393	NetScout Systems Inc(b)	52,864
685	NeuStar Inc Class A(b)	22,708
7,503	NVIDIA Corp	817,302
38,480	Oracle Corp	1,716,593
3,967	Paychex Inc	233,656
2,812	Pitney Bowes Inc	36,865
1,326	PTC Inc(b)	69,681
1,667	Qorvo Inc(b)	114,290
19,126	QUALCOMM Inc	1,096,685
2,258	Red Hat Inc(b)	195,317
8,317	Salesforce.com Inc(b)	686,069
476	Science Applications International Corp	35,414
3,949	Seagate Technology PLC	181,378
576	Silicon Laboratories Inc(b)	42,365
2,299	Skyworks Solutions Inc(a)	225,256

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
546	Synaptics Inc(b)	$ 27,032
1,816	Synopsys Inc(b)	130,988
1,324	Take-Two Interactive Software Inc(b)	78,473
1,271	Teradata Corp(b)	39,554
2,873	Teradyne Inc	89,350
12,707	Texas Instruments Inc	1,023,676
373	Tyler Technologies Inc(b)	57,651
354	Ultimate Software Group Inc(b)	69,104
1,714	VeriFone Systems Inc(b)	32,103
3,732	Western Digital Corp	308,002
11,199	Xerox Corp	82,201
3,138	Xilinx Inc	181,659
		39,221,406
Utilities — 3.29%
7,808	AES Corp	87,293
3,019	Alliant Energy Corp	119,583
3,123	Ameren Corp	170,485
6,454	American Electric Power Co Inc	433,257
2,181	American Water Works Co Inc	169,616
2,104	Aqua America Inc(a)	67,644
1,451	Atmos Energy Corp	114,615
660	Black Hills Corp	43,870
5,349	CenterPoint Energy Inc	147,472
3,494	CMS Energy Corp	156,322
3,962	Consolidated Edison Inc	307,689
8,183	Dominion Resources Inc	634,755
2,272	DTE Energy Co	231,994
9,082	Duke Energy Corp	744,815
4,271	Edison International	340,014
2,437	Entergy Corp	185,115
3,963	Eversource Energy	232,945
12,067	Exelon Corp	434,171
5,859	FirstEnergy Corp	186,433
2,852	Great Plains Energy Inc	83,335
1,536	Hawaiian Electric Industries Inc	51,164
691	IDACORP Inc	57,325
2,256	MDU Resources Group Inc	61,747
1,179	National Fuel Gas Co(a)	70,292
1,282	New Jersey Resources Corp	50,767
6,003	NextEra Energy Inc	770,605
3,858	NiSource Inc	91,782
683	NorthWestern Corp	40,092
3,682	NRG Energy Inc	68,853
2,444	OGE Energy Corp	85,491
539	ONE Gas Inc	36,436
6,401	PG&E Corp	424,770
1,344	Pinnacle West Capital Corp	112,063
726	PNM Resources Inc	26,862
8,582	PPL Corp	320,881
6,548	Public Service Enterprise Group Inc	290,404
1,783	SCANA Corp	116,519
3,193	Sempra Energy	352,827
12,775	Southern Co	635,940
717	Southwest Gas Corp	59,446
2,034	UGI Corp	100,480
Shares		Fair Value
Utilities — (continued)
1,172	Vectren Corp	$ 68,691
4,038	WEC Energy Group Inc	244,824
1,679	Westar Energy Inc	91,119
546	WGL Holdings Inc	45,061
6,500	Xcel Energy Inc	288,925
		9,454,789
TOTAL COMMON STOCK — 98.01% (Cost $149,157,780)		$281,703,902
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.71%
$4,900,000	Federal Home Loan Mortgage Corp 0.71%, 04/03/2017	4,899,810
Repurchase Agreements — 1.54%
1,053,603	Undivided interest of 0.89% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $1,053,603 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	1,053,603
1,053,603	Undivided interest of 0.89% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $1,053,603 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(c)	1,053,603

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 221,713	Undivided interest of 0.92% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $221,713 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(c)	$ 221,713
1,053,603	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $1,053,603 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(c)	1,053,603
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,053,603	Undivided interest of 1.29% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $1,053,603 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(c)	$ 1,053,603
		4,436,125
SHORT TERM INVESTMENTS — 3.25% (Cost $9,335,935)		$ 9,335,935
TOTAL INVESTMENTS — 101.26% (Cost $158,493,715)		$291,039,837
OTHER ASSETS & LIABILITIES, NET — (1.26)%		$ (3,622,682)
TOTAL NET ASSETS — 100.00%		$287,417,155

(a)	All or a portion of the security is on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	44	USD	5,190,240	June 2017	$4,485
S&P Mid 400® Emini Long Futures	3	USD	515,460	June 2017	4,260
				Net Appreciation	$8,745
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 281,703,902	$ —	$ —	$ 281,703,902
Short Term Investments	—	9,335,935	—	9,335,935
Total investments, at fair value:	281,703,902	9,335,935	0	291,039,837
Other Financial Investments:
Futures Contracts(a)	8,745	—	—	8,745
Total Assets	$ 281,712,647	$ 9,335,935	$ 0	$ 291,048,582
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$164,928,428
Gross unrealized appreciation on investments	140,801,559
Gross unrealized depreciation on investments	(14,690,150)
Net unrealized appreciation on investments	$126,111,409

March 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 37 futures contracts for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Technology — 0.17%
$1,225,000	Western Digital Corp 10.50%, 04/01/2024	$ 1,442,437
TOTAL CORPORATE BONDS AND NOTES — 0.17% (Cost $1,219,303)		$ 1,442,437
Shares
COMMON STOCK
Basic Materials — 3.95%
215,900	CF Industries Holdings Inc	6,336,665
179,400	EI du Pont de Nemours & Co	14,411,202
158,283	International Paper Co	8,037,611
85,300	Nucor Corp	5,094,116
		33,879,594
Communications — 8.37%
149,471	CenturyLink Inc(a)	3,523,032
337,000	Cisco Systems Inc	11,390,600
277,700	Comcast Corp Class A	10,438,743
502,200	News Corp Class A	6,528,600
267,709	Telefonica SA(b)	2,996,564
11,133	Time Warner Inc	1,087,805
389,100	Twenty-First Century Fox Inc Class B	12,365,598
340,492	Verizon Communications Inc	16,399,110
883,291	Vodafone Group PLC	2,301,287
42,400	Walt Disney Co	4,807,736
		71,839,075
Consumer, Cyclical — 5.85%
85,578	Adient PLC	6,218,954
94,000	Carnival Corp	5,537,540
298,500	Ford Motor Co	3,474,540
128,800	Kohl's Corp(a)	5,127,528
154,247	Las Vegas Sands Corp	8,802,876
118,700	Macy's Inc	3,518,268
250,000	Mattel Inc	6,402,500
59,800	Southwest Airlines Co	3,214,848
109,500	Wal-Mart Stores Inc	7,892,760
		50,189,814
Consumer, Non-Cyclical — 15.60%
79,887	Anthem Inc	13,211,712
218,300	Archer-Daniels-Midland Co	10,050,532
249,700	Avon Products Inc(c)	1,098,680
38,100	Becton Dickinson & Co	6,989,064
145,000	Bristol-Myers Squibb Co	7,885,100
220,944	Coty Inc Class A	4,005,715
176,296	Diageo PLC(b)	5,047,156
96,300	Gilead Sciences Inc	6,540,696
215,834	GlaxoSmithKline PLC(b)	4,486,461
10,900	Hershey Co	1,190,825
131,900	Johnson & Johnson	16,428,145
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
53,300	Kellogg Co	$ 3,870,113
106,500	Medtronic PLC	8,579,640
124,400	Merck & Co Inc	7,904,376
88,900	PepsiCo Inc	9,944,354
468,888	Pfizer Inc	16,040,658
47,700	Philip Morris International Inc	5,385,330
88,200	Tyson Foods Inc Class A	5,202,153
		133,860,710
Energy — 9.90%
130,641	Apache Corp	6,713,641
117,200	Canadian Natural Resources Ltd	3,842,988
81,244	Chevron Corp	8,723,168
29,120	EQT Corp	1,779,232
249,596	Exxon Mobil Corp	20,469,368
155,700	Hess Corp	7,506,297
165,800	Occidental Petroleum Corp	10,505,088
186,300	Royal Dutch Shell PLC Sponsored ADR Class A	9,823,599
307,962	Total SA(b)	15,571,656
		84,935,037
Financial — 26.82%
91,600	American Express Co	7,570,827
91,100	Ameriprise Financial Inc	11,813,848
178,137	Bank of America Corp	4,202,252
149,400	Bank of New York Mellon Corp	7,056,162
27,022	Chubb Ltd	3,681,747
192,400	Citigroup Inc	11,509,368
82,700	Equity Residential REIT	5,145,594
311,600	Fifth Third Bancorp	7,914,640
334,605	JPMorgan Chase & Co	29,391,703
355,300	KeyCorp	6,317,234
259,000	Loews Corp	12,113,430
132,100	Marsh & McLennan Cos Inc	9,945,594
262,500	MetLife Inc	13,865,250
396,700	Morgan Stanley	16,994,628
105,300	Northern Trust Corp	9,116,874
200,416	Och-Ziff Capital Management Group LLC LP Class A	452,940
65,000	PNC Financial Services Group Inc	7,815,600
218,196	Rayonier Inc REIT	6,183,674
1,041,467	Royal Bank of Scotland Group PLC(b)(c)	3,309,310
165,200	State Street Corp	13,151,572
188,700	US Bancorp	9,465,700
354,000	Wells Fargo & Co	19,703,640
189,613	Weyerhaeuser Co REIT	6,443,050
33,221	Willis Towers Watson PLC	4,348,297
65,100	XL Group Ltd	2,594,886
		230,107,820
Industrial — 12.97%
99,900	Boeing Co	17,668,314
35,200	Cummins Inc	5,322,240

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
133,900	Emerson Electric Co	$ 8,015,254
85,256	Flowserve Corp(a)	4,128,095
467,700	General Electric Co	14,578,160
114,300	Harris Corp	12,718,161
71,800	Illinois Tool Works Inc	9,511,346
326,680	Johnson Controls International PLC	13,759,762
84,600	Pentair PLC	5,311,188
42,300	TE Connectivity Ltd	3,153,465
3,200	Union Pacific Corp	338,944
87,300	United Parcel Service Inc Class B	9,141,960
10,800	United Technologies Corp	1,211,868
53,000	Vulcan Materials Co	6,385,440
		111,244,197
Technology — 7.13%
47,000	Analog Devices Inc	3,851,650
27,000	Apple Inc	3,878,820
264,600	Applied Materials Inc	10,292,940
43,700	CA Inc	1,386,164
268,300	Microsoft Corp	17,670,238
225,700	QUALCOMM Inc	12,941,638
70,700	Texas Instruments Inc	5,695,592
63,300	Western Digital Corp	5,496,498
		61,213,540
Utilities — 6.13%
500,500	AES Corp	5,714,098
107,500	Edison International	8,558,075
178,900	Exelon Corp	6,436,822
36,012	FirstEnergy Corp	1,410,008
392,900	NiSource Inc	9,347,091
174,600	PG&E Corp	11,586,456
59,400	Southern Co	2,956,932
148,500	Xcel Energy Inc	6,600,825
		52,610,307
TOTAL COMMON STOCK — 96.72% (Cost $666,913,058)		$ 829,880,094
CONVERTIBLE PREFERRED STOCK
Utilities — 1.13%
26,535	DTE Energy Co, 6.50%	1,410,070
48,097	Great Plains Energy Inc, 7.00%(a)	2,549,141
113,545	NextEra Energy Inc, 6.12%	5,752,190
TOTAL CONVERTIBLE PREFERRED STOCK — 1.13% (Cost $9,302,999)		$ 9,711,401
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.63%
$14,000,000	Federal Farm Credit Banks Funding Corp 0.51%, 04/03/2017	$ 13,999,611
Repurchase Agreements — 1.52%
3,107,834	Undivided interest of 11.37% in a repurchase agreement (principal amount/value $27,342,088 with a maturity value of $27,343,865) with HSBC Securities (USA) Inc, 0.78%, dated 3/31/17 to be repurchased at $3,107,834 on 4/3/17 collateralized by Federal National Mortgage Association securities, 2.50% - 6.50%, 9/1/23 - 11/1/46, with a value of $27,888,955.(d)	3,107,834
3,107,834	Undivided interest of 2.62% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $3,107,834 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(d)	3,107,834
3,107,834	Undivided interest of 2.63% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $3,107,834 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(d)	3,107,834

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 653,996	Undivided interest of 2.70% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $653,996 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(d)	$ 653,996
3,107,834	Undivided interest of 3.80% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $3,107,834 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(d)	3,107,834
13,085,332
SHORT TERM INVESTMENTS — 3.15% (Cost $27,084,943)		$ 27,084,943
TOTAL INVESTMENTS — 101.17% (Cost $704,520,303)		$ 868,118,875
OTHER ASSETS & LIABILITIES, NET — (1.17)%		$ (10,079,907)
TOTAL NET ASSETS — 100.00%		$ 858,038,968
(a)	All or a portion of the security is on loan at March 31, 2017.
(b)	Security is fair valued under procedures adopted by the Board of Directors.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 1,442,437	$ —	$ 1,442,437
Common Stock	796,167,660	33,712,434	—	829,880,094
Convertible Preferred Stock	—	9,711,401	—	9,711,401
Short Term Investments	—	27,084,943	—	27,084,943
Total Assets	$ 796,167,660	$ 71,951,215	$ 0	$ 868,118,875
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2017

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$707,910,943
Gross unrealized appreciation on investments	189,681,712
Gross unrealized depreciation on investments	(29,473,780)
Net unrealized appreciation on investments	$160,207,932

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.52%
87,000	Air Products & Chemicals Inc	$ 11,770,230
69,000	Ashland Global Holdings Inc	8,542,890
98,000	Franco-Nevada Corp(a)	6,419,980
174,000	RPM International Inc	9,575,220
170,000	Valvoline Inc(a)	4,173,500
		40,481,820
Communications — 2.80%
194,000	DigitalGlobe Inc(b)	6,353,500
26,000	FactSet Research Systems Inc	4,287,660
110,000	Match Group Inc(a)(b)	1,796,300
50,900	Snap Inc Class A(a)(b)	1,146,777
65,000	TripAdvisor Inc(a)(b)	2,805,400
152,000	VeriSign Inc(a)(b)	13,240,720
37,000	Zillow Group Inc Class A(a)(b)	1,250,970
39,000	Zillow Group Inc Class C(a)(b)	1,313,130
		32,194,457
Consumer, Cyclical — 16.44%
196,000	Aramark	7,226,520
22,000	AutoZone Inc(b)	15,907,100
65,000	Burlington Stores Inc(b)	6,323,850
163,000	CarMax Inc(a)(b)	9,652,860
60,000	Carter's Inc	5,388,000
55,000	Casey's General Stores Inc	6,173,750
433,000	Coach Inc	17,895,890
87,000	Dick's Sporting Goods Inc	4,233,420
241,000	Dollar General Corp	16,804,930
62,925	Ferrari NV	4,679,103
97,000	L Brands Inc	4,568,700
195,000	Marriott International Inc Class A	18,365,100
226,000	MGM Resorts International	6,192,400
324,000	Michaels Cos Inc(b)	7,254,360
390,000	Norwegian Cruise Line Holdings Ltd(b)	19,784,700
41,000	O'Reilly Automotive Inc(b)	11,063,440
39,000	PVH Corp	4,035,330
65,000	Royal Caribbean Cruises Ltd	6,377,150
14,000	Tesla Motors Inc(a)(b)	3,896,200
44,000	United Continental Holdings Inc(b)	3,108,160
33,000	Vail Resorts Inc	6,332,700
33,000	WABCO Holdings Inc(b)	3,874,860
		189,138,523
Consumer, Non-Cyclical — 30.02%
113,000	Acadia Healthcare Co Inc(a)(b)	4,926,800
239,000	Alkermes PLC(b)	13,981,500
54,000	Alnylam Pharmaceuticals Inc(a)(b)	2,767,500
107,000	Blue Buffalo Pet Products Inc(a)(b)	2,461,000
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
411,500	Bruker Corp	$ 9,600,295
262,000	Catalent Inc(b)	7,419,840
196,000	ConAgra Foods Inc	7,906,640
80,000	Cooper Cos Inc	15,991,200
228,691	CoreLogic Inc(b)	9,312,298
184,000	Dentsply Sirona Inc	11,488,960
189,000	Envision Healthcare Corp(b)	11,589,480
130,000	Equifax Inc	17,776,200
74,000	FleetCor Technologies Inc(b)	11,205,820
43,000	Gartner Inc Class A(b)	4,643,570
174,000	Global Payments Inc	14,038,320
54,000	Henry Schein Inc(b)	9,178,380
446,000	Hologic Inc(b)	18,977,300
43,000	IDEXX Laboratories Inc(b)	6,648,230
379,000	IHS Markit Ltd(b)	15,899,050
48,000	Illumina Inc(b)	8,190,720
48,000	Incyte Corp(b)	6,416,160
17,000	Intuitive Surgical Inc(b)	13,029,990
174,000	KAR Auction Services Inc	7,598,580
44,000	MacDonald Dettwiler & Associates Ltd	2,324,322
223,000	MEDNAX Inc(b)	15,471,740
78,000	Quintiles Transnational Holdings Inc(b)	6,281,340
261,000	Sabre Corp	5,530,590
307,000	Sprouts Farmers Market Inc(b)	7,097,840
119,000	Teleflex Inc	23,053,870
16,000	TESARO Inc(a)(b)	2,461,920
65,000	TransUnion (b)	2,492,750
98,000	TreeHouse Foods Inc(a)(b)	8,296,680
196,000	Vantiv Inc Class A(b)	12,567,520
135,000	Verisk Analytics Inc Class A(b)	10,953,900
52,000	Vertex Pharmaceuticals Inc(b)	5,686,200
65,000	West Pharmaceutical Services Inc	5,304,650
130,000	Zoetis Inc	6,938,100
		345,509,255
Energy — 0.93%
172,000	Arc Resources Ltd(a)	2,457,420
49,683	Centennial Resource Development Inc(b)(c)(d)	860,435
98,000	Centennial Resource Development Inc Class A(a)(b)	1,786,540
44,000	Concho Resources Inc(b)	5,646,960
		10,751,355
Financial — 8.18%
190,000	CBOE Holdings Inc	15,403,332
2,000	E*TRADE Financial Corp(b)	69,780
476,000	FNF Group	18,535,440
44,000	Intercontinental Exchange Inc	2,634,280
44,000	Oaktree Capital Group LLC LP(a)	1,993,200
335,000	Progressive Corp	13,125,300

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
17,000	SBA Communications Corp REIT(b)	$ 2,046,290
217,000	SLM Corp(b)	2,625,700
341,000	TD Ameritrade Holding Corp	13,251,260
43,000	Webster Financial Corp	2,151,720
170,000	Willis Towers Watson PLC	22,251,300
		94,087,602
Industrial — 20.25%
17,000	Acuity Brands Inc	3,468,000
303,000	Agilent Technologies Inc	16,019,610
165,000	Allegion PLC	12,490,500
24,000	Ardagh Group SA(b)	527,040
196,000	Ball Corp	14,554,960
43,000	Cognex Corp	3,609,850
99,000	Colfax Corp(b)	3,886,740
163,000	Fortive Corp	9,815,860
10,734	Fortune Brands Home & Security Inc	653,164
130,000	Harris Corp	14,465,100
182,000	IDEX Corp	17,018,820
43,000	JB Hunt Transport Services Inc	3,944,820
95,000	Kansas City Southern	8,147,200
414,000	Keysight Technologies Inc(b)	14,961,960
33,000	Martin Marietta Materials Inc	7,202,250
10,000	Mettler-Toledo International Inc(b)	4,789,100
39,000	Middleby Corp(b)	5,321,550
22,000	Old Dominion Freight Line Inc	1,882,540
102,000	Rockwell Collins Inc	9,910,320
87,000	Roper Technologies Inc(a)	17,964,630
392,000	Sensata Technologies Holding NV(b)	17,118,640
498,000	Textron Inc	23,699,820
152,000	Waste Connections Inc	13,409,440
162,000	Xylem Inc	8,135,640
		232,997,554
Technology — 12.63%
22,000	athenahealth Inc(a)(b)	2,479,180
185,000	Atlassian Corp PLC Class A(a)(b)	5,540,750
22,000	Black Knight Financial Services Inc Class A(a)(b)	842,600
196,000	CSRA Inc	5,740,840
16,184	Dropbox Inc(b)(c)(d)	131,900
83,000	Electronic Arts Inc(b)	7,430,160
76,000	Fidelity National Information Services Inc	6,051,120
174,000	Fiserv Inc(b)	20,063,940
48,000	Guidewire Software Inc(b)	2,703,840
66,000	KLA-Tencor Corp	6,274,620
282,000	Microchip Technology Inc(a)	20,805,960
87,000	MSCI Inc Class A	8,455,530
76,000	NXP Semiconductors NV(b)	7,866,000
152,000	Red Hat Inc(b)	13,148,000
22,000	ServiceNow Inc(b)	1,924,340
Shares		Fair Value
Technology — (continued)
87,000	Splunk Inc(b)	$ 5,419,230
174,000	SS&C Technologies Holdings Inc	6,159,600
80,000	Tableau Software Inc Class A(a)(b)	3,964,000
87,000	Veeva Systems Inc Class A(b)	4,461,360
25,050	WeWork Class A(b)(c)(d)	1,297,840
44,193	WeWork Series D-1(b)(c)(d)	2,289,639
34,723	WeWork Series D-2(b)(c)(d)	1,798,999
65,000	Workday Inc Class A(a)(b)	5,413,200
87,000	Xilinx Inc	5,036,430
		145,299,078
TOTAL COMMON STOCK — 94.77% (Cost $824,243,489)		$ 1,090,459,644
CONVERTIBLE PREFERRED STOCK
Technology — 0.08%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	163,799
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	804,617
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $1,075,250)		$ 968,416
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.95%
$ 7,000,000	Federal Farm Credit Banks Funding Corp 0.51%, 04/03/2017	6,999,805
50,000,000	Federal Home Loan Bank 0.30%, 04/03/2017	49,999,167
		56,998,972
Repurchase Agreements — 7.71%
21,056,190	Undivided interest of 17.73% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $21,056,190 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(e)	21,056,190

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$21,056,190	Undivided interest of 17.82% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $21,056,190 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(e)	$ 21,056,190
4,431,068	Undivided interest of 18.29% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $4,431,068 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(e)	4,431,068
21,056,190	Undivided interest of 23.18% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $21,056,190 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(e)	21,056,190
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$21,056,190	Undivided interest of 57.87% in a repurchase agreement (principal amount/value $36,400,340 with a maturity value of $36,402,736) with Barclays Capital Inc, 0.79%, dated 3/31/17 to be repurchased at $21,056,190 on 4/3/17 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 10/15/17 - 2/15/46, with a value of $37,128,361.(e)	$ 21,056,190
88,655,828
SHORT TERM INVESTMENTS — 12.66% (Cost $145,654,800)		$ 145,654,800
TOTAL INVESTMENTS — 107.51% (Cost $970,973,539)		$ 1,237,082,860
OTHER ASSETS & LIABILITIES, NET — (7.51)%		$ (86,411,671)
TOTAL NET ASSETS — 100.00%		$ 1,150,671,189

(a)	All or a portion of the security is on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
At March 31, 2017, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Centennial Resource Development Inc	N/A%	12/28/2016	$722,391	$860,435	0.07%
Dropbox Inc	N/A	05/01/2012	146,451	131,900	0.01
WeWork Class A	N/A	12/09/2014-05/26/2015	377,041	1,297,840	0.11
WeWork Series D-1	N/A	12/09/2014	735,866	2,289,639	0.20
WeWork Series D-2	N/A	12/09/2014	578,180	1,798,999	0.16
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	163,799	0.01
Dropbox Series A-1	0.00	05/01/2012	893,381	804,617	0.07
			$3,635,179	$7,347,229	0.63%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,084,080,831	$ 860,435	$ 5,518,378	$ 1,090,459,644
Convertible Preferred Stock	—	—	968,416	968,416
Short Term Investments	—	145,654,800	—	145,654,800
Total Assets	$ 1,084,080,831	$ 146,515,235	$ 6,486,794	$ 1,237,082,860
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$971,748,176
Gross unrealized appreciation on investments	289,944,573
Gross unrealized depreciation on investments	(24,609,889)
Net unrealized appreciation on investments	$265,334,684

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Bonos del Tesoro
83,842,000	ARS, 18.20%, 10/03/2021	$ 5,854,607
3,215,000	ARS, 20.89%, 04/03/2022(b)	214,943
22,562,000	ARS, 16.00%, 10/17/2023	1,515,049
128,010,000	ARS, 15.50%, 10/17/2026	8,656,822
	Brazil Letras do Tesouro Nacional(d)
22,700 (c)	BRL, 0.00%, 07/01/2019	5,914,668
4,897 (c)	BRL, 0.00%, 07/01/2020	1,155,414
	Brazil Notas do Tesouro Nacional Series B, Index Linked(e)
161 (c)	BRL, 6.00%, 05/15/2019	156,174
1,247 (c)	BRL, 6.00%, 08/15/2022	1,223,925
1,384 (c)	BRL, 6.00%, 05/15/2023	1,364,038
250 (c)	BRL, 6.00%, 08/15/2024	248,504
1,000 (c)	BRL, 6.00%, 05/15/2045	1,048,718
	Brazil Notas do Tesouro Nacional Series F
2,120 (c)	BRL, 10.00%, 01/01/2019	683,106
24,870 (c)	BRL, 10.00%, 01/01/2021	7,985,898
40,997 (c)	BRL, 10.00%, 01/01/2023	13,121,472
27,055 (c)	BRL, 10.00%, 01/01/2025	8,641,528
8,299 (c)	BRL, 10.00%, 01/01/2027	2,644,073
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	97,824
41,000,000	COP, 4.38%, 03/21/2023	12,995
64,000,000	COP, 9.85%, 06/28/2027	28,225
124,000,000	Colombian TES Corto Plazo COP, 7.00%, 06/30/2032	43,072
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	214,246
327,000,000	COP, 5.00%, 11/21/2018	112,227
454,000,000	COP, 7.00%, 09/11/2019	161,563
1,035,000,000	COP, 11.00%, 07/24/2020	412,085
889,000,000	COP, 7.00%, 05/04/2022	319,155
4,186,000,000	COP, 10.00%, 07/24/2024	1,747,622
8,168,200,000	COP, 7.50%, 08/26/2026	2,999,331
4,621,700,000	COP, 6.00%, 04/28/2028	1,510,641
15,491,100,000	COP, 7.75%, 09/18/2030	5,811,016
	Indonesia Treasury Bond
21,388,000,000	IDR, 7.88%, 04/15/2019	1,640,352
10,000,000,000	IDR, 11.50%, 09/15/2019	829,828
26,549,000,000	IDR, 11.00%, 11/15/2020	2,246,965
515,000,000	IDR, 12.80%, 06/15/2021	46,840
8,357,000,000	IDR, 8.25%, 07/15/2021	658,500
2,198,000,000	IDR, 7.00%, 05/15/2022	165,936
3,887,000,000	IDR, 12.90%, 06/15/2022	365,627
257,000,000	IDR, 10.25%, 07/15/2022	22,119
2,419,000,000	IDR, 5.63%, 05/15/2023	169,851
52,449,000,000	IDR, 8.38%, 03/15/2024	4,187,547
145,011,000,000	IDR, 8.38%, 09/15/2026	11,807,193
2,400,000,000	IDR, 12.00%, 09/15/2026	240,498
10,314,000,000	IDR, 7.00%, 05/15/2027	770,134
212,000,000	IDR, 10.00%, 02/15/2028	18,912
635,000,000	IDR, 6.13%, 05/15/2028	43,002
8,099,000,000	IDR, 9.00%, 03/15/2029	673,235
1,440,000,000	IDR, 10.50%, 08/15/2030	133,735
17,784,000,000	IDR, 8.75%, 05/15/2031	1,475,995
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
18,670,000,000	IDR, 8.38%, 03/15/2034	$ 1,480,933
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,280,806
	Korea Monetary Stabilization Bond
160,700,000	KRW, 1.49%, 02/02/2018	143,722
1,340,000,000	KRW, 1.25%, 08/02/2018	1,193,862
2,770,000,000	KRW, 1.33%, 10/02/2018	2,468,759
	Korea Treasury Bond
1,954,500,000	KRW, 2.00%, 12/10/2017	1,754,493
1,432,000,000	KRW, 1.75%, 12/10/2018	1,284,216
7,511,500,000	KRW, 1.50%, 06/10/2019	6,699,022
192,000,000	KRW, 2.75%, 09/10/2019	176,152
549,000,000	KRW, 1.25%, 12/10/2019	485,619
19,512,700,000	KRW, 2.00%, 03/10/2021	17,592,968
1,246,000,000	KRW, 4.25%, 06/10/2021	1,221,876
976,300,000	KRW, 1.38%, 09/10/2021	855,987
	Mexican Bonos
2,504,000 (f)	MXP, 5.00%, 06/15/2017	13,341,694
636,000 (f)	MXP, 7.75%, 12/14/2017	3,419,176
2,200,300 (f)	MXP, 4.75%, 06/14/2018	11,506,233
261,500 (f)	MXP, 8.50%, 12/13/2018	1,436,105
2,625,700 (f)	MXP, 5.00%, 12/11/2019	13,407,833
	Mexican Udibonos, Index Linked(e)
10,480 (g)	MXP, 3.50%, 12/14/2017	320,440
7,210 (g)	MXP, 4.00%, 06/13/2019	224,878
5,670 (g)	MXP, 2.50%, 12/10/2020	169,185
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,110,774
	Philippines Government Bond
16,200,000	PHP, 2.88%, 05/22/2017	323,077
9,260,000	PHP, 5.88%, 01/31/2018	188,777
106,499,000	PHP, 2.13%, 05/23/2018	2,099,400
37,900,000	PHP, 5.00%, 08/18/2018	771,845
422,060,000	PHP, 3.88%, 11/22/2019	8,354,222
2,130,000	PHP, 3.38%, 08/20/2020	41,393
2,093,000	Portugal Government International Bond(h) 5.13%, 10/15/2024	2,028,536
	Republic of Serbia(h)
410,000	5.25%, 11/21/2017	418,212
610,000	4.88%, 02/25/2020	632,289
3,780,000	7.25%, 09/28/2021	4,309,200
	Republic of South Africa Government Bond
7,719,000	ZAR, 10.50%, 12/21/2026	634,502
10,333,000	ZAR, 8.00%, 01/31/2030	696,706
2,726,000	ZAR, 7.00%, 02/28/2031	166,731
6,358,000	ZAR, 8.25%, 03/31/2032	428,724
6,350,000	ZAR, 8.88%, 02/28/2035	443,283
4,229,000	ZAR, 6.25%, 03/31/2036	223,186
3,940,000	ZAR, 8.50%, 01/31/2037	263,043
520,000,000	Thailand Government Bond THB, 3.88%, 06/13/2019	15,872,480
	Ukraine Government International Bond(h)
1,404,000	7.75%, 09/01/2022	1,348,191
1,442,000	7.75%, 09/01/2023	1,362,690
954,000	7.75%, 09/01/2024	891,990

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,814,000	7.75%, 09/01/2025	$ 1,677,921
1,820,000	7.75%, 09/01/2026	1,670,924
1,620,000	7.75%, 09/01/2027	1,486,350
4,316,000	0.00%, 05/31/2040(b)	1,594,762
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 64.55% (Cost $223,104,204)		$231,898,377
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 6.56%
	Colombian TES Corto Plazo
258,000,000	COP, 5.12%, 06/13/2017	88,818
336,000,000	COP, 5.09%, 09/12/2017	114,243
	Mexico Cetes
311,110 (f)	MXP, 7.20%, 04/27/2017	165,291
12,713,560 (f)	MXP, 6.64%, 05/25/2017	6,723,320
1,222,370 (f)	MXP, 6.37%, 06/01/2017	645,911
4,006,580 (f)	MXP, 6.92%, 07/06/2017	2,101,372
8,266,840 (f)	MXP, 6.90%, 07/20/2017	4,324,795
825,210 (f)	MXP, 7.05%, 08/17/2017	429,080
2,039,510 (f)	MXP, 6.50%, 08/31/2017	1,060,047
5,109,970 (f)	MXP, 6.90%, 09/14/2017	2,645,784
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
6,545,140 (f)	MXP, 6.88%, 11/09/2017	$ 3,354,016
	Philippines Treasury Bills
1,830,000	PHP, 2.68%, 04/19/2017	36,421
50,130,000	PHP, 1.78%, 05/03/2017	997,472
23,250,000	PHP, 2.21%, 05/17/2017	462,044
16,610,000	PHP, 2.04%, 06/07/2017	329,787
3,930,000	PHP, 2.84%, 09/27/2017	77,248
		23,555,649
U.S. Government Agency Bonds and Notes — 18.53%
66,565,000	Federal Home Loan Bank 0.36%, 04/03/2017	66,563,698
SHORT TERM INVESTMENTS — 25.09% (Cost $89,787,746)		$ 90,119,347
TOTAL INVESTMENTS — 89.64% (Cost $312,891,950)		$322,017,724
OTHER ASSETS & LIABILITIES, NET — 10.36%		$ 37,219,284
TOTAL NET ASSETS — 100.00%		$359,237,008

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Principal amount of the security is adjusted for inflation.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $18,132,024 and $17,421,065, respectively, representing 4.85% of net assets.
At March 31, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	5,327,884	EUR	4,983,531	April 2017	$6,436
BA	USD	12,972,463	EUR	12,197,230	May 2017	(69,023)
BA	USD	508,035	EUR	477,331	June 2017	(2,869)
BA	USD	655,457	JPY	70,490,000	April 2017	21,813
BA	USD	4,564,814	JPY	493,336,325	May 2017	124,730
BB	USD	1,051,408	EUR	974,263	April 2017	10,870
BB	USD	516,758	EUR	480,000	May 2017	3,802
BB	USD	2,526,762	EUR	2,346,237	June 2017	12,574
BB	USD	1,880,434	JPY	193,530,000	April 2017	140,886
BB	USD	4,344,865	JPY	489,970,000	July 2017	(76,248)
BB	USD	2,266,349	JPY	244,863,000	August 2017	52,333
BB	USD	3,039,569	JPY	340,613,110	September 2017	(43,177)
BB	USD	1,884,037	JPY	207,960,000	February 2018	(13,203)
CIT	CLP	57,199,000	USD	88,726	May 2017	(2,307)
CIT	INR	4,940,000	USD	73,930	June 2017	1,757
CIT	MXP	129,826,950	USD	6,720,343	June 2017	123,041
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	6,986,658	AUD	9,224,800	June 2017	$(50,436)
CIT	USD	6,222,322	EUR	5,779,814	April 2017	48,762
CIT	USD	5,139,892	EUR	4,790,945	May 2017	18,287
CIT	USD	30,404	EUR	28,380	June 2017	17
CIT	USD	115,602	JPY	12,300,000	April 2017	5,058
CIT	USD	2,939,890	JPY	317,138,600	May 2017	85,870
CIT	USD	3,057,868	JPY	317,844,000	June 2017	194,132
CIT	USD	1,364,022	JPY	143,750,000	July 2017	66,428
CIT	USD	575,554	JPY	64,770,000	August 2017	(9,699)
CIT	USD	2,442,162	JPY	257,686,958	November 2017	102,639
CIT	USD	2,164,216	JPY	242,350,000	December 2017	(39,535)
CIT	USD	1,969,924	JPY	217,408,000	February 2018	(13,874)
CIT	USD	1,279,224	JPY	141,415,000	March 2018	(13,924)
CIT	USD	2,685,687	KRW	3,083,000,000	May 2017	(75,320)
CIT	USD	902,814	KRW	1,046,000,000	June 2017	(34,215)
CIT	USD	1,217,230	KRW	1,394,000,000	September 2017	(33,405)
DB	CLP	1,040,064,000	USD	1,569,823	April 2017	4,268
DB	CLP	479,816,000	USD	718,944	July 2017	4,774
DB	CLP	1,309,155,500	USD	2,025,045	May 2017	(46,769)
DB	CLP	166,603,500	USD	250,137	June 2017	1,362
DB	INR	94,486,000	USD	1,373,910	April 2017	81,253
DB	INR	48,853,500	USD	721,223	May 2017	30,277
DB	INR	18,408,000	USD	273,725	June 2017	9,759
DB	USD	21,769,445	EUR	20,252,158	April 2017	137,735
DB	USD	12,328,909	EUR	11,515,593	May 2017	18,933
DB	USD	492,348	EUR	464,700	June 2017	(5,168)
DB	USD	1,286,380	JPY	132,200,000	April 2017	98,267
DB	USD	5,183,931	JPY	537,430,000	June 2017	340,420
DB	USD	1,953,797	JPY	216,473,441	July 2017	(117)
DB	USD	1,619,082	JPY	159,757,000	August 2017	174,949
DB	USD	682,233	JPY	77,085,000	September 2017	(15,180)
DB	USD	652,003	JPY	69,943,000	November 2017	16,737
DB	USD	226,585	JPY	25,220,000	February 2018	(3,589)
DB	USD	515,189	JPY	56,915,000	March 2018	(5,233)
DB	USD	1,907,731	KRW	2,240,000,000	May 2017	(98,454)
DB	USD	1,922,220	KRW	2,244,000,000	June 2017	(88,091)
GS	CLP	47,000,000	USD	70,270	April 2017	875
GS	USD	755,151	EUR	704,000	April 2017	3,361
GS	USD	2,292,194	EUR	2,154,816	May 2017	(11,403)
GS	USD	702,186	JPY	72,750,000	May 2017	47,556
GS	USD	1,206,522	JPY	137,159,000	July 2017	(31,363)
GS	USD	1,502,559	JPY	168,946,270	August 2017	(24,161)
GS	USD	3,087,319	KRW	3,495,000,000	September 2017	(47,571)
HSB	INR	800,667,000	USD	11,613,104	April 2017	717,555
HSB	INR	107,921,500	USD	1,594,614	May 2017	64,938
HSB	MYR	14,200,000	USD	3,410,182	April 2017	(213,972)
HSB	USD	4,280,203	EUR	4,037,318	April 2017	(28,746)
HSB	USD	2,641,499	EUR	2,462,934	May 2017	8,601
HSB	USD	2,575,187	JPY	264,800,000	April 2017	195,567
HSB	USD	1,771,681	JPY	189,568,700	May 2017	65,652
HSB	USD	5,528,320	JPY	628,450,000	June 2017	(133,463)
HSB	USD	4,937,358	JPY	523,943,132	July 2017	206,610
HSB	USD	1,411,897	JPY	139,213,000	August 2017	153,507
HSB	USD	1,024,211	JPY	103,138,000	September 2017	91,470
HSB	USD	2,040,433	JPY	226,231,000	February 2018	(25,009)
HSB	USD	415,219	JPY	46,600,000	March 2018	(10,507)
HSB	USD	10,670,246	KRW	12,146,000,000	April 2017	(200,989)
HSB	USD	11,674,666	KRW	13,471,000,000	May 2017	(388,508)
HSB	USD	2,857,510	KRW	3,339,000,000	June 2017	(133,286)
HSB	USD	8,713,369	KRW	9,854,000,000	September 2017	(127,775)
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	CLP	183,400,000	USD	273,588	April 2017	$4,169
JPM	CLP	232,930,000	USD	361,502	May 2017	(9,504)
JPM	CLP	56,681,000	USD	84,979	June 2017	526
JPM	IDR	23,720,000,000	AUD	2,299,118	May 2017	4,369
JPM	IDR	55,542,800,000	USD	3,986,421	April 2017	179,558
JPM	IDR	47,000,000,000	USD	3,340,441	May 2017	183,333
JPM	IDR	19,419,555,300	USD	1,417,486	September 2017	14,792
JPM	INR	45,583,000	USD	663,044	April 2017	38,972
JPM	INR	49,364,000	USD	730,117	May 2017	28,460
JPM	USD	3,107,010	AUD	4,061,000	May 2017	7,541
JPM	USD	19,998,799	AUD	26,284,000	June 2017	(51,200)
JPM	USD	17,685,030	EUR	16,678,100	April 2017	(117,964)
JPM	USD	8,011,255	EUR	7,521,961	May 2017	(30,869)
JPM	USD	1,164,695	EUR	1,089,047	June 2017	(1,421)
JPM	USD	13,172,284	JPY	1,408,700,600	April 2017	507,278
JPM	USD	583,292	JPY	62,827,000	May 2017	17,816
JPM	USD	625,099	JPY	65,200,000	June 2017	37,621
JPM	USD	6,243,949	JPY	693,700,000	July 2017	(15,959)
JPM	USD	6,945,752	JPY	740,112,000	August 2017	256,976
JPM	USD	127,370	JPY	14,034,000	September 2017	280
JPM	USD	1,314,646	JPY	133,075,000	October 2017	108,801
JPM	USD	1,073,424	JPY	116,715,000	November 2017	13,677
JPM	USD	1,370,224	JPY	154,590,000	December 2017	(35,581)
JPM	USD	486,330	JPY	54,095,000	January 2018	(6,691)
JPM	USD	2,923,315	JPY	322,941,000	February 2018	(23,429)
JPM	USD	883,920	JPY	98,600,000	March 2018	(16,814)
MS	CLP	496,810,000	USD	763,832	April 2017	(11,727)
MS	CLP	435,845,000	USD	672,206	May 2017	(13,265)
MS	USD	1,024,163	EUR	968,000	May 2017	(11,068)
MS	USD	1,714,450	EUR	1,604,500	June 2017	(3,555)
MS	USD	265,087	JPY	28,500,000	May 2017	8,625
MS	USD	340,995	JPY	38,040,000	September 2017	(3,418)
SAH	USD	2,908,930	EUR	2,733,692	May 2017	(14,939)
SAH	USD	370,480	JPY	42,690,000	April 2017	(13,169)
SAH	USD	879,398	JPY	92,181,500	May 2017	49,905
SAH	USD	532,042	JPY	59,860,000	July 2017	(8,201)
SAH	USD	1,863,481	JPY	207,930,000	August 2017	(14,809)
SAH	USD	540,493	JPY	58,884,000	November 2017	5,492
UBS	USD	3,138,625	EUR	2,961,330	April 2017	(23,074)
UBS	USD	1,569,656	EUR	1,466,990	May 2017	852
UBS	USD	560,227	EUR	529,516	June 2017	(6,524)
					Net Appreciation	$2,413,134
At March 31, 2017, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$ 34,277
Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(308,004)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(119,821)
Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	223,803
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	237,142
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	138,659
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	38,826
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	32,377
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	70,655
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	66,994
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	1.98%	3-month USD BBA LIBOR	$ 3,050,000	March 27, 2025	$ 68,626
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(646,669)
Receive	2.38%	3-month USD BBA LIBOR	10,200,000	November 18, 2046	577,976
Receive	2.79%	3-month USD BBA LIBOR	7,200,000	March 13, 2047	(210,956)
				Net Appreciation	$ 203,885
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Summary of Investments by Country as of March 31, 2017.
Country	Fair Value	Percentage of Fund Investments
United States	$ 68,844,504	21.38%
Mexico	65,275,158	20.27
Brazil	44,187,517	13.72
South Korea	33,876,677	10.52
Indonesia	26,977,203	8.38
Argentina	16,241,420	5.04
Thailand	15,872,480	4.93
Philippines	13,694,681	4.25
Columbia	13,660,070	4.24
Ukraine	10,032,828	3.12
Serbia	5,359,702	1.66
Peru	3,110,774	0.97
South Africa	2,856,174	0.89
Portugal	2,028,536	0.63
Total	$322,017,724	100.00%
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

March 31, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$312,891,950
Gross unrealized appreciation on investments	19,249,519
Gross unrealized depreciation on investments	(10,123,745)
Net unrealized appreciation on investments	$9,125,774
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $371,005,263 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional value of $84,290,000 in interest rate swaps for the reporting period.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.52%
$2,500,000	Atrium VIII(a)(b) Series 8A Class CR 3.54%, 10/23/2024	$ 2,500,230
1,500,000	Carlyle US Ltd(a)(b)(c) Series 2017-1A Class B 3.29%, 04/20/2031	1,500,000
1,500,000	CIFC Funding Ltd(a)(b) Series 2017-1A Class C 3.33%, 04/23/2029	1,499,958
143,379	Citicorp Residential Mortgage Trust(d) Series 2006-2 Class A6 5.67%, 09/25/2036	149,102
1,500,000	KKR Ltd(a)(b)(c) Series 2017 Class C 3.45%, 04/15/2029	1,500,000
1,500,000	Octagon Investment Partners 30 Ltd(a)(b) Series 2017-1A Class B 3.38%, 03/17/2030	1,501,460
1,500,000	Race Point VIII Ltd(a)(b) Series 2013-8A Class CR 3.55%, 02/20/2030	1,502,713
1,500,000	Shackleton Ltd(a)(b)(c) Series 2017-10A Class C 3.44%, 04/20/2029	1,500,000
	Towd Point Mortgage Trust(a)(b)
	Series 2015-4 Class A1B
700,555	2.75%, 04/25/2055	701,208
	Series 2015-5 Class A1B
730,289	2.75%, 05/25/2055	730,672
1,041,241	Trinity Rail Leasing LP(a) Series 2012-1A Class A1 2.27%, 01/15/2043	1,002,041
		14,087,384
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(b) Series T-34 Class A1V 1.10%, 07/25/2031	144,821
TOTAL ASSET-BACKED SECURITIES — 3.56% (Cost $14,218,393)		$ 14,232,205
BANK LOANS
997,500	Casella Waste System Inc(b) 3.98%, 10/07/2023	1,004,358
1,662,500	Quickrete Holdings Inc(b) 4.23%, 11/15/2023	1,678,779
1,000,000	Zayo Group Holdings Inc(b) 3.52%, 01/13/2024	1,004,375
TOTAL BANK LOANS — 0.92% (Cost $3,649,579)		$ 3,687,512
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Non-Cyclical — 0.50%
$2,000,000	Smithfield Foods Inc(a) 4.25%, 02/01/2027	$ 2,023,520
Financial — 0.26%
1,063,614	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,045,202
Utilities — 0.23%
848,706	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	904,872
TOTAL CORPORATE BONDS AND NOTES — 0.99% (Cost $3,998,374)		$ 3,973,594
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.24%
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,032,386
2,965,587	Seasoned Credit Risk Transfer Trust Series 2016-1 Class MT 3.00%, 09/25/2055	2,934,779
1,000,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB 2.51%, 08/15/2049	976,239
		4,943,404
U.S. Government Agency — 82.10%
1,301,925	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	1,287,910
	Federal Home Loan Mortgage Corp
2,000,000	4.00%, TBA	2,097,969
1,000,000	4.50%, TBA	1,071,582
12,795	11.00%, 07/01/2020	12,932
33,644	11.00%, 08/01/2020	34,655
62,284	5.50%, 04/01/2022	66,108
139,451	4.50%, 03/01/2024	148,099
514,025	4.50%, 04/01/2024	547,180
283,414	4.50%, 05/01/2024	301,440
298,399	4.50%, 12/01/2024	316,757
8,865	9.50%, 04/01/2025	9,936
318,724	4.00%, 03/01/2026	335,689
2,699,133	3.00%, 12/01/2026	2,770,199
1,048,870	3.00%, 04/01/2027	1,076,487
582,739	3.00%, 05/01/2030	598,083
1,286,730	3.50%, 02/01/2032	1,342,945
24,383	7.50%, 03/01/2032	24,374
72,861	7.00%, 09/01/2032	83,675
218,693	5.50%, 05/01/2033	245,493
154,921	5.50%, 06/01/2033	173,872

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 123,056	5.50%, 08/01/2033	$ 137,441
95,416	5.50%, 01/01/2034	107,272
1,218,547	4.00%, 05/01/2034	1,292,030
226,762	5.50%, 10/01/2034	253,050
198,675	5.00%, 08/01/2035	216,893
707,784	5.00%, 09/01/2035	773,428
116,292	5.50%, 09/01/2035	130,322
514,458	5.00%, 12/01/2035	562,180
34,164	5.00%, 01/01/2036	37,299
441,049	6.00%, 01/01/2036	502,550
223,533	6.00%, 03/01/2036	254,176
203,729	6.00%, 07/01/2036	234,031
2,557,539	3.00%, 09/01/2036	2,585,276
48,436	5.50%, 05/01/2038	53,660
38,135	6.00%, 05/01/2038	43,292
150,894	5.00%, 06/01/2038	164,192
929,128	4.50%, 02/01/2040	1,002,023
1,354,457	5.00%, 03/01/2040	1,479,774
784,576	4.00%, 10/01/2040	826,380
992,900	4.00%, 01/01/2041	1,045,826
575,165	4.00%, 02/01/2041	605,827
625,750	3.50%, 02/01/2042	642,878
744,145	4.00%, 03/01/2042	783,915
2,250,676	3.50%, 06/01/2042	2,312,287
3,800,784	3.50%, 08/01/2042	3,904,827
1,419,651	3.50%, 09/01/2042	1,458,422
1,377,082	3.00%, 11/01/2042	1,372,819
449,816	3.50%, 11/01/2042	462,130
720,720	3.50%, 03/01/2043	740,894
2,368,342	3.00%, 04/01/2043	2,361,011
1,857,115	3.00%, 06/01/2043	1,849,065
985,080	4.00%, 06/01/2043	1,043,476
1,906,469	3.00%, 07/01/2043	1,896,629
855,489	4.50%, 11/01/2043	919,817
1,480,886	4.00%, 01/01/2044	1,554,972
2,554,734	4.00%, 05/01/2044	2,695,712
518,854	4.00%, 10/01/2044	547,462
2,395,618	3.50%, 10/01/2045	2,451,995
1,806,391	3.50%, 12/01/2045	1,848,901
1,622,229	3.50%, 05/01/2046	1,660,405
4,921,257	3.00%, 10/01/2046	4,878,539
6,859,943	3.00%, 11/01/2046	6,803,581
5,917,500	4.50%, 03/01/2047	6,358,784
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2012-K705 Class B
1,410,000	4.16%, 09/25/2044	1,445,809
	Series 2013-K27 Class B
2,250,000	3.50%, 01/25/2046	2,260,429
	Series 2011-K12 Class B
2,500,000	4.34%, 01/25/2046	2,639,930
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,250,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust Aggregation Risk Transfer Trust(b) Series 2017-KT01 Class A 1.09%, 02/25/2020	$ 2,253,505
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K703 Class A2
2,137,844	2.70%, 05/25/2018	2,161,957
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020(b)	1,019,833
	Series K714 Class A2
5,000,000	3.03%, 10/25/2020(b)	5,159,540
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020(b)	5,908,902
	Series K013 Class A2
4,000,000	3.97%, 01/25/2021(b)	4,251,816
	Series K717 Class A2
3,000,000	2.99%, 09/25/2021	3,088,222
	Series K721 Class A1
2,810,698	2.61%, 01/25/2022	2,839,989
	Series KJ09 Class A1
4,432,439	2.02%, 04/25/2022	4,394,435
	Series K722 Class A1
2,766,190	2.18%, 05/25/2022	2,759,641
	Series K721 Class A2
3,000,000	3.09%, 08/25/2022(b)	3,103,758
	Series K026 Class A2
1,100,000	2.51%, 11/25/2022	1,104,407
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,987,018
	Series K056 Class A1
1,680,440	2.20%, 07/25/2025	1,647,856
	Series K059 Class A1
5,966,898	2.76%, 09/25/2025	6,011,079
	Series K058 Class A1
4,713,764	2.34%, 07/25/2026	4,640,367
	Series K061 Class A1
1,244,700	3.01%, 08/25/2026	1,272,575
	Federal National Mortgage Association
2,000,000	4.00%, TBA	2,097,812
3,489	5.50%, 01/01/2018	3,524
62,252	5.50%, 04/01/2018	62,908
92,392	5.00%, 05/01/2018	94,946
9,956	5.00%, 06/01/2018	10,232
181,536	5.00%, 08/01/2018	186,555
62,259	5.00%, 06/01/2023	66,098
5,599	8.50%, 08/01/2024	6,251
1,188,310	4.00%, 01/01/2025	1,263,960
399,608	4.00%, 07/01/2025	420,591
379,970	4.00%, 09/01/2025	397,888
1,319,994	3.50%, 11/01/2025	1,375,035
330,897	4.00%, 12/01/2025	348,351
29,354	8.50%, 11/01/2026	29,677
517,117	3.00%, 06/01/2027	531,994
2,212,340	3.00%, 08/01/2029	2,270,048
286,687	4.50%, 02/01/2030	308,130

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 287,724	4.50%, 03/01/2030	$ 309,247
1,263,767	3.00%, 10/01/2030	1,296,732
73,018	7.00%, 02/01/2031	80,541
1,250,396	3.00%, 05/01/2031	1,283,012
101,303	7.00%, 09/01/2031	117,631
220,570	6.50%, 12/01/2031	245,145
136,536	7.00%, 12/01/2031	148,827
494,530	6.50%, 01/01/2032	550,788
47,240	7.00%, 01/01/2032	48,025
271,170	6.50%, 02/01/2032	303,947
3,408,401	3.00%, 05/01/2032	3,493,007
165,251	6.00%, 02/01/2033	172,980
267,692	6.00%, 03/01/2033	310,344
269,634	5.50%, 07/01/2033	301,694
482,581	5.00%, 09/01/2033	529,180
141,993	5.50%, 09/01/2033	158,949
90,522	5.00%, 11/01/2033	99,264
321,648	5.50%, 11/01/2033	363,959
111,409	5.50%, 12/01/2033	124,665
172,014	5.50%, 03/01/2034	192,790
122,853	5.50%, 10/01/2034	137,076
229,203	5.50%, 12/01/2034	256,677
203,465	5.50%, 01/01/2035	228,079
420,288	5.50%, 02/01/2035	470,483
859,921	3.00%, 03/01/2035	872,549
1,045,477	3.50%, 04/01/2035	1,086,763
202,705	5.50%, 05/01/2035	226,957
31,010	5.00%, 08/01/2035	33,909
234,440	5.00%, 09/01/2035	257,142
571,965	5.00%, 10/01/2035	625,618
189,626	5.50%, 10/01/2035	212,254
405,853	6.00%, 12/01/2035	461,193
220,496	5.50%, 01/01/2036	246,542
212,069	6.00%, 01/01/2036	239,540
81,790	6.00%, 02/01/2036	92,336
90,535	6.00%, 03/01/2036	102,498
345,732	5.50%, 05/01/2036	384,135
58,245	6.00%, 12/01/2036	65,767
115,099	6.00%, 05/01/2037	130,037
195,209	5.00%, 07/01/2037	213,997
469,068	5.50%, 03/01/2038	523,219
446,697	5.50%, 06/01/2038	498,214
244,050	4.50%, 02/01/2039	263,381
372,051	5.00%, 04/01/2039	409,952
871,801	4.50%, 05/01/2039	946,634
414,368	4.50%, 06/01/2039	448,897
1,056,059	4.50%, 08/01/2039	1,137,367
1,018,528	5.00%, 11/01/2039	1,125,727
496,771	5.00%, 12/01/2039	549,784
210,601	4.50%, 03/01/2040	226,511
623,464	5.00%, 06/01/2040	688,376
1,587,171	4.50%, 08/01/2040	1,707,304
236,549	4.50%, 09/01/2040	255,038
1,078,536	5.00%, 09/01/2040	1,178,819
578,012	4.50%, 11/01/2040	622,282
718,167	5.00%, 01/01/2041	794,517
577,296	4.50%, 02/01/2041	624,020
168,752	4.00%, 03/01/2041	177,575
3,192,342	4.50%, 03/01/2041	3,437,232
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 798,880	4.50%, 04/01/2041	$ 860,073
1,360,471	4.50%, 08/01/2041	1,464,801
783,937	4.00%, 09/01/2041	826,407
811,102	4.50%, 10/01/2041	874,877
2,373,058	3.50%, 12/01/2041	2,440,759
2,606,555	4.00%, 12/01/2041	2,751,096
3,545,062	3.50%, 04/01/2042	3,643,607
1,510,167	4.00%, 07/01/2042	1,595,464
1,112,421	3.50%, 08/01/2042	1,143,381
439,437	3.00%, 09/01/2042	438,280
1,455,878	3.50%, 09/01/2042	1,484,169
1,180,260	3.50%, 10/01/2042	1,213,082
618,280	3.50%, 11/01/2042	635,437
808,872	3.00%, 12/01/2042	806,742
2,500,048	3.00%, 03/01/2043	2,493,330
2,506,963	3.00%, 05/01/2043	2,500,284
1,823,870	3.50%, 05/01/2043	1,874,704
1,521,572	3.00%, 07/01/2043	1,503,417
1,313,349	3.00%, 08/01/2043	1,309,621
983,026	3.50%, 08/01/2043	1,010,122
901,519	3.00%, 09/01/2043	899,145
742,724	3.50%, 09/01/2043	757,157
1,847,378	4.00%, 10/01/2043	1,954,887
1,769,918	4.00%, 09/01/2044	1,856,979
1,124,001	4.00%, 11/01/2044	1,184,918
816,449	4.00%, 12/01/2044	856,534
2,513,769	3.50%, 02/01/2045	2,579,084
670,430	4.00%, 05/01/2045	703,381
1,024,313	4.00%, 07/01/2045	1,074,833
1,415,341	3.50%, 08/01/2045	1,448,686
1,397,995	4.00%, 09/01/2045	1,466,716
8,235,092	3.50%, 12/01/2045	8,429,106
625,369	4.00%, 12/01/2045	656,175
8,665,869	3.50%, 01/01/2046	8,870,032
3,686,689	4.00%, 01/01/2046	3,868,444
1,742,426	3.50%, 02/01/2046	1,783,476
2,609,841	3.50%, 03/01/2046	2,671,327
3,082,991	4.00%, 03/01/2046	3,235,061
8,221,618	3.50%, 07/01/2046	8,415,314
5,703,960	4.00%, 07/01/2046	5,985,484
7,904,598	3.00%, 10/01/2046	7,860,391
4,815,975	4.00%, 10/01/2046	5,055,169
3,212,628	3.00%, 11/01/2046	3,188,221
4,983,617	3.50%, 01/01/2047	5,101,082
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2012-M9 Class ASQ2
491,372	1.51%, 12/25/2017	491,425
	Series 2017-M1 Class A1
1,987,107	2.42%, 09/25/2026(b)	1,964,587
	Government National Mortgage Association
677	9.00%, 07/15/2018	679
2,439	9.50%, 05/20/2022	2,449
5,783	8.00%, 11/20/2023	6,292
2,675	7.50%, 10/20/2028	2,983
2,727	7.50%, 12/20/2028	2,965
257,574	5.00%, 10/20/2033(e)	286,926

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 205,364	5.00%, 02/20/2034	$ 228,774
215,914	5.50%, 11/20/2034	242,010
179,391	5.50%, 04/20/2035	201,033
167,251	5.00%, 12/20/2035	184,044
107,638	5.50%, 05/20/2039	119,040
2,517,656	4.00%, 12/15/2040	2,676,186
1,358,444	4.00%, 01/15/2041	1,436,406
1,974,905	4.50%, 02/20/2041	2,163,965
1,494,156	4.00%, 03/20/2041	1,590,534
465,732	4.00%, 05/20/2041	495,538
1,850,754	4.00%, 07/20/2041	1,967,803
1,113,206	4.00%, 09/15/2041	1,182,955
800,675	3.50%, 08/15/2042	831,834
3,184,168	3.50%, 08/20/2045(e)	3,311,898
2,712,565	3.50%, 12/20/2045(e)	2,815,457
1,699,556	3.00%, 01/20/2046	1,716,462
1,948,561	3.50%, 01/20/2046	2,022,473
1,608,044	3.50%, 03/20/2046	1,669,040
1,315,186	3.00%, 04/20/2046	1,328,268
1,991,679	3.50%, 04/20/2046	2,067,226
1,949,160	3.00%, 09/20/2046	1,968,548
	Vendee Mortgage Trust
	Series 1993-3 Class 1
476,336	5.57%, 09/15/2023(b)	506,276
	Series 1996-3 Class 1Z
1,102,661	6.75%, 09/15/2026	1,221,380
	Series 2011-2 Class V
1,463,307	3.75%, 02/15/2028	1,482,160
	Series 2002-1 Class 1A
570,225	6.00%, 10/15/2031	635,413
	Series 2008-1 Class GD
1,671,115	5.25%, 01/15/2032	1,775,175
		328,284,483
TOTAL MORTGAGE-BACKED SECURITIES — 83.34% (Cost $334,893,212)		$333,227,887
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017(f)	1,740,924
3,400,000	1.75%, 12/14/2018	3,428,101
1,500,000	3.13%, 12/11/2020	1,569,425
3,000,000	1.75%, 03/12/2021(f)	2,989,650
500,000	5.75%, 06/12/2026	619,648
2,000,000	Tennessee Valley Authority(f) 2.88%, 09/15/2024	2,062,334
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.10% (Cost $12,256,143)		$ 12,410,082
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,500,000	2.38%, 06/30/2018	1,522,675
3,000,000	0.88%, 10/15/2018	2,985,585
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$1,000,000	1.25%, 04/30/2019	$ 999,336
1,000,000	1.00%, 11/30/2019	988,945
5,000,000	1.63%, 10/31/2023	4,831,055
8,000,000	1.63%, 02/15/2026	7,520,624
1,500,000	4.75%, 02/15/2037	1,957,968
5,000,000	2.88%, 05/15/2043(e)	4,866,990
900,000	2.50%, 02/15/2045	808,453
3,000,000	2.50%, 02/15/2046(e)	2,687,577
TOTAL U.S. TREASURY BONDS AND NOTES — 7.30% (Cost $29,442,406)		$ 29,169,208
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.16%
7,600,000	Repurchase agreement (principal amount/value $7,600,000 with a maturity value of $7,600,507 with Daiwa Capital Markets America Inc, 0.80%, dated 3/31/17 to be repurchased at $7,600,507 on 4/3/17 collateralized by U.S. Treasury securities, 1.38% - 2.13%, 5/15/22 - 8/31/23, with a value of $7,752,093.	7,600,000
1,199,428	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $1,199,428 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(g)	1,199,428
1,199,428	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $118,807,167 with a maturity value of $118,815,186) with Citigroup Global Markets Inc, 0.81%, dated 3/31/17 to be repurchased at $1,199,428 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/17 - 6/1/52, with a value of $121,183,309.(g)	1,199,428

See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 250,162	Undivided interest of 1.03% in a repurchase agreement (principal amount/value $24,233,476 with a maturity value of $24,235,051) with Bank of Montreal, 0.78%, dated 3/31/17 to be repurchased at $250,162 on 4/3/17 collateralized by U.S. Treasury securities, 1.25% - 4.75%, 6/30/17 - 9/9/49, with a value of $24,718,146.(g)	$ 250,162
1,199,428	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $90,859,905 with a maturity value of $90,865,887) with ING Financial Markets LLC, 0.79%, dated 3/31/17 to be repurchased at $1,199,428 on 4/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.05% - 3.51%, 11/1/33 - 12/1/44, with a value of $92,677,183.(g)	1,199,428
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,199,428	Undivided interest of 1.47% in a repurchase agreement (principal amount/value $81,801,653 with a maturity value of $81,807,311) with Merrill Lynch, Pierce, Fenner & Smith, 0.83%, dated 3/31/17 to be repurchased at $1,199,428 on 4/3/17 collateralized by various U.S. Government Agency securities, 1.84% - 7.00%, 5/1/17 - 12/1/46, with a value of $83,437,686.(g)	$ 1,199,428
SHORT TERM INVESTMENTS — 3.16% (Cost $12,647,874)		$ 12,647,874
TOTAL INVESTMENTS — 102.37% (Cost $411,105,981)		$409,348,362
OTHER ASSETS & LIABILITIES, NET — (2.37)%		$ (9,492,993)
TOTAL NET ASSETS — 100.00%		$399,855,369

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2017, the aggregate cost and fair value of 144A securities was $24,761,426 and $24,641,082, respectively, representing 6.16% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2017. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	All or a portion of the security is on loan at March 31, 2017.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

March 31, 2017

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:

March 31, 2017

Federal tax cost of investments	$411,132,264
Gross unrealized appreciation on investments	3,450,683
Gross unrealized depreciation on investments	(5,234,585)
Net unrealized depreciation on investments	$(1,783,902)

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
388,112	Great-West Federated Bond Fund Institutional Class(a)	$3,787,972
513,303	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,953,377
260,508	Great-West Putnam High Yield Bond Institutional Class(a)	2,539,951
314,499	Great-West Short Duration Bond Fund Institutional Class(a)	3,107,250
496,941	Great-West Templeton Global Bond Fund Institutional Class(a)	4,730,879
394,956	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,791,579

TOTAL BOND MUTUAL FUNDS — 47.50% (Cost $23,312,792)		$ 22,911,008
EQUITY MUTUAL FUNDS
196,990	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,027,023
31,760	Great-West Invesco Small Cap Value Fund Institutional Class(a)	330,304
34,263	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	327,560
105,476	Great-West MFS International Growth Fund Institutional Class(a)	945,062
228,592	Great-West MFS International Value Fund Institutional Class(a)	2,345,356
154,993	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,503,432
Shares		Fair Value
Equity Mutual Funds — (continued)
24,708	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 263,882
191,171	Great-West Putnam Equity Income Fund Institutional Class(a)	1,873,472
263,449	Great-West Real Estate Index Fund Institutional Class(a)	2,426,365
205,805	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,872,825
66,071	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	579,447

TOTAL EQUITY MUTUAL FUNDS — 30.05% (Cost $14,146,506)		$ 14,494,728
Account Balance
FIXED INTEREST CONTRACT
10,849,024 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,849,024

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $10,849,024)		$ 10,849,024
TOTAL INVESTMENTS — 100.04% (Cost $48,308,322)		$ 48,254,760
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,884)
TOTAL NET ASSETS — 100.00%		$ 48,233,876

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
343,562	Great-West Federated Bond Fund Institutional Class(a)	$3,353,161
452,951	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,370,979
229,946	Great-West Putnam High Yield Bond Institutional Class(a)	2,241,972
41,658	Great-West Short Duration Bond Fund Institutional Class(a)	411,584
437,141	Great-West Templeton Global Bond Fund Institutional Class(a)	4,161,584
349,348	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,353,741

TOTAL BOND MUTUAL FUNDS — 33.03% (Cost $17,965,722)		$ 17,893,021
EQUITY MUTUAL FUNDS
356,432	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,667,690
56,720	Great-West Invesco Small Cap Value Fund Institutional Class(a)	589,887
61,344	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	586,448
192,171	Great-West MFS International Growth Fund Institutional Class(a)	1,721,858
419,256	Great-West MFS International Value Fund Institutional Class(a)	4,301,566
280,875	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,724,485
Shares		Fair Value
Equity Mutual Funds — (continued)
44,308	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 473,205
347,410	Great-West Putnam Equity Income Fund Institutional Class(a)	3,404,616
265,728	Great-West Real Estate Index Fund Institutional Class(a)	2,447,357
374,131	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,404,596
119,789	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,050,547

TOTAL EQUITY MUTUAL FUNDS — 45.00% (Cost $23,407,832)		$24,372,255
Account Balance
FIXED INTEREST CONTRACT
11,919,300 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,919,300

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $11,919,300)		$11,919,300
TOTAL INVESTMENTS — 100.04% (Cost $53,292,854)		$54,184,576
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (23,876)
TOTAL NET ASSETS — 100.00%		$54,160,700

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
943,580	Great-West Federated Bond Fund Institutional Class(a)	$ 9,209,339
1,243,209	Great-West Loomis Sayles Bond Fund Institutional Class(a)	11,996,964
630,979	Great-West Putnam High Yield Bond Institutional Class(a)	6,152,041
113,921	Great-West Short Duration Bond Fund Institutional Class(a)	1,125,543
1,205,150	Great-West Templeton Global Bond Fund Institutional Class(a)	11,473,031
959,711	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	9,213,230

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $49,911,676)		$ 49,170,148
EQUITY MUTUAL FUNDS
1,873,879	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	19,282,212
301,297	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,133,492
325,173	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,108,654
1,003,487	Great-West MFS International Growth Fund Institutional Class(a)	8,991,247
2,184,796	Great-West MFS International Value Fund Institutional Class(a)	22,416,008
1,469,326	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	14,252,464
Shares		Fair Value
Equity Mutual Funds — (continued)
231,781	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,475,425
1,818,176	Great-West Putnam Equity Income Fund Institutional Class(a)	17,818,123
894,098	Great-West Real Estate Index Fund Institutional Class(a)	8,234,642
1,957,181	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	17,810,344
625,152	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,482,580

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $119,714,783)		$123,005,191
Account Balance
FIXED INTEREST CONTRACT
32,761,952 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	32,761,952

TOTAL FIXED INTEREST CONTRACT — 15.99% (Cost $32,761,952)		$ 32,761,952
TOTAL INVESTMENTS — 100.05% (Cost $202,388,411)		$204,937,291
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (92,800)
TOTAL NET ASSETS — 100.00%		$204,844,491

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
494,552	Great-West Federated Bond Fund Institutional Class(a)	$ 4,826,828
652,575	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,297,347
332,169	Great-West Putnam High Yield Bond Institutional Class(a)	3,238,649
350,380	Great-West Short Duration Bond Fund Institutional Class(a)	3,461,751
631,912	Great-West Templeton Global Bond Fund Institutional Class(a)	6,015,801
503,143	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,830,178

TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $29,318,021)		$ 28,670,554
EQUITY MUTUAL FUNDS
1,803,485	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,557,866
287,857	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,993,709
311,744	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,980,276
964,982	Great-West MFS International Growth Fund Institutional Class(a)	8,646,243
2,097,157	Great-West MFS International Value Fund Institutional Class(a)	21,516,827
1,416,956	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,744,472
Shares		Fair Value
Equity Mutual Funds — (continued)
223,653	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,388,617
1,748,337	Great-West Putnam Equity Income Fund Institutional Class(a)	17,133,699
608,170	Great-West Real Estate Index Fund Institutional Class(a)	5,601,247
1,883,411	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	17,139,037
601,182	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,272,369

TOTAL EQUITY MUTUAL FUNDS — 73.01% (Cost $109,443,279)		$115,974,362
Account Balance
FIXED INTEREST CONTRACT
14,283,231 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	14,283,231

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $14,283,231)		$ 14,283,231
TOTAL INVESTMENTS — 100.05% (Cost $153,044,531)		$158,928,147
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (76,187)
TOTAL NET ASSETS — 100.00%		$158,851,960

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
1,467,238	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$15,097,875
233,926	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,432,828
253,066	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,419,308
786,418	Great-West MFS International Growth Fund Institutional Class(a)	7,046,311
1,711,162	Great-West MFS International Value Fund Institutional Class(a)	17,556,525
1,152,649	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	11,180,701
181,697	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,940,521
1,423,210	Great-West Putnam Equity Income Fund Institutional Class(a)	13,947,456
Shares		Fair Value
Equity Mutual Funds — (continued)
303,637	Great-West Real Estate Index Fund Institutional Class(a)	$2,796,496
1,533,887	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,958,375
490,134	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,298,472

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $89,465,241)		$92,674,868
TOTAL INVESTMENTS — 100.05% (Cost $89,465,241)		$92,674,868
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (46,811)
TOTAL NET ASSETS — 100.00%		$92,628,057

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2017:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 01, 2017	$10,054,124	$10,442,894	$29,508,665	$14,100,420
Total interest received	38,018	42,357	114,241	51,708
Purchases	1,200,715	1,769,786	3,732,250	634,222
Sales	(443,833)	(335,737)	(593,204)	(503,119)
Ending Balance, March 31, 2017	$10,849,024	$11,919,300	$32,761,952	$14,283,231
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.

March 31, 2017

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Conservative Profile I Fund	$48,587,772	$1,178,590	$(1,511,602)	$(333,012)
Great-West Moderately Conservative Profile I Fund	54,315,937	1,552,662	(1,684,023)	(131,361)
Great-West Moderate Profile I Fund	202,991,000	7,398,750	(5,452,459)	1,946,291
Great-West Moderately Aggressive Profile I Fund	153,962,763	9,432,835	(4,467,451)	4,965,384
Great-West Aggressive Profile I Fund	90,167,830	5,272,207	(2,765,169)	2,507,038
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	388,112	$ 3,521,253	$ 423,462	$188,370	$ (9,379)	$23,507	$ 3,787,972
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	196,990	2,028,110	241,643	330,324	(12,851)	—	2,027,023
Great-West Invesco Small Cap Value Fund Institutional Class	31,760	311,388	59,803	42,747	(1,061)	—	330,304
Great-West Life & Annuity Contract	10,849,024	10,054,124	1,200,715	443,833	—	38,018	10,849,024
Great-West Loomis Sayles Bond Fund Institutional Class	513,303	4,593,250	489,365	271,083	(18,536)	—	4,953,377
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	34,263	311,920	55,146	46,134	(4,516)	—	327,560
Great-West MFS International Growth Fund Institutional Class	105,476	944,026	75,786	171,969	(24,091)	—	945,062

March 31, 2017

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West MFS International Value Fund Institutional Class	228,592	$ 1,896,400	$ 470,252	$142,183	$ 28,132	$ —	$ 2,345,356
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	154,993	1,447,400	100,450	175,141	5,761	—	1,503,432
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	24,708	249,060	34,602	34,715	1,326	—	263,882
Great-West Putnam Equity Income Fund Institutional Class	191,171	1,710,155	194,721	116,400	(2,341)	—	1,873,472
Great-West Putnam High Yield Bond Institutional Class	260,508	2,135,851	469,209	116,024	(3,059)	—	2,539,951
Great-West Real Estate Index Fund Institutional Class	263,449	2,275,255	367,638	190,411	24,317	—	2,426,365
Great-West Short Duration Bond Fund Institutional Class	314,499	2,835,161	396,873	138,864	(2,766)	12,693	3,107,250
Great-West T. Rowe Price Equity Income Fund Institutional Class	205,805	1,710,162	204,229	115,516	(13,868)	—	1,872,825
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	66,071	543,251	46,723	62,070	(8,178)	—	579,447
Great-West Templeton Global Bond Fund Institutional Class	496,941	4,586,347	457,930	574,434	(80,049)	—	4,730,879
Great-West U.S. Government Mortgage Securities Fund Institutional Class	394,956	3,528,583	434,758	182,696	(10,394)	20,718	3,791,579
					$(131,553)	$94,936	$48,254,760
Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	343,562	$ 2,954,617	$ 494,789	$115,809	$ (1,200)	$20,952	$ 3,353,161
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	356,432	3,481,207	633,492	573,369	8,323	—	3,667,690
Great-West Invesco Small Cap Value Fund Institutional Class	56,720	532,382	135,857	75,565	3,674	—	589,887
Great-West Life & Annuity Contract	11,919,300	10,442,894	1,769,786	335,737	—	42,357	11,919,300
Great-West Loomis Sayles Bond Fund Institutional Class	452,951	3,842,680	578,546	179,629	(21,495)	—	4,370,979
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	61,344	536,214	122,686	77,174	(1,187)	—	586,448
Great-West MFS International Growth Fund Institutional Class	192,171	1,623,100	209,630	286,314	(43,625)	—	1,721,858
Great-West MFS International Value Fund Institutional Class	419,256	3,261,023	1,017,019	242,131	7,062	—	4,301,566
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	280,875	2,499,635	309,648	346,677	(12,379)	—	2,724,485

March 31, 2017

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	44,308	$ 423,608	$ 81,583	$ 58,627	$ 2,485	$ —	$ 473,205
Great-West Putnam Equity Income Fund Institutional Class	347,410	2,927,527	522,100	212,694	(17,241)	—	3,404,616
Great-West Putnam High Yield Bond Institutional Class	229,946	1,789,681	490,686	84,157	(4,014)	—	2,241,972
Great-West Real Estate Index Fund Institutional Class	265,728	2,202,171	488,750	242,196	(3,373)	—	2,447,357
Great-West Short Duration Bond Fund Institutional Class	41,658	318,328	103,113	11,354	(139)	1,695	411,584
Great-West T. Rowe Price Equity Income Fund Institutional Class	374,131	2,940,620	558,134	233,228	(28,149)	—	3,404,596
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	119,789	935,501	134,487	111,510	(12,948)	—	1,050,547
Great-West Templeton Global Bond Fund Institutional Class	437,141	3,819,401	590,353	481,281	(66,885)	—	4,161,584
Great-West U.S. Government Mortgage Securities Fund Institutional Class	349,348	2,959,743	508,250	115,740	(2,055)	18,465	3,353,741
					$(193,146)	$83,469	$54,184,576
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	943,580	$ 8,303,981	$1,045,222	$ 199,497	$ (7,540)	$ 57,200	$ 9,209,339
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,873,879	18,790,848	2,017,497	2,182,896	36,558	—	19,282,212
Great-West Invesco Small Cap Value Fund Institutional Class	301,297	2,872,553	512,719	262,287	(5,957)	—	3,133,492
Great-West Life & Annuity Contract	32,761,952	29,508,665	3,732,250	593,204	—	114,241	32,761,952
Great-West Loomis Sayles Bond Fund Institutional Class	1,243,209	10,821,578	1,150,340	290,303	(22,671)	—	11,996,964
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	325,173	2,874,294	464,781	277,258	(29,923)	—	3,108,654
Great-West MFS International Growth Fund Institutional Class	1,003,487	8,702,914	558,466	989,254	(36,090)	—	8,991,247
Great-West MFS International Value Fund Institutional Class	2,184,796	17,496,641	4,188,747	494,238	178,425	—	22,416,008
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,469,326	13,473,077	638,365	1,094,792	46,429	—	14,252,464
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	231,781	2,301,542	245,583	213,694	7,541	—	2,475,425
Great-West Putnam Equity Income Fund Institutional Class	1,818,176	15,821,958	1,685,439	351,126	110,643	—	17,818,123
Great-West Putnam High Yield Bond Institutional Class	630,979	5,032,687	1,123,808	122,849	(4,621)	—	6,152,041

March 31, 2017

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Real Estate Index Fund Institutional Class	894,098	$ 7,503,235	$1,143,290	$ 351,908	$ 51,271	$ —	$ 8,234,642
Great-West Short Duration Bond Fund Institutional Class	113,921	921,624	220,428	20,498	(249)	4,606	1,125,543
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,957,181	15,822,016	1,857,028	385,147	47,141	—	17,810,344
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	625,152	5,028,284	359,077	349,597	(39,265)	—	5,482,580
Great-West Templeton Global Bond Fund Institutional Class	1,205,150	10,832,964	1,077,573	1,022,600	(142,742)	—	11,473,031
Great-West U.S. Government Mortgage Securities Fund Institutional Class	959,711	8,318,395	1,077,341	184,838	(1,933)	50,412	9,213,230
					$ 187,017	$226,459	$204,937,291
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	494,552	$ 4,791,182	$ 239,783	$ 243,573	$ (9,904)	$ 30,337	$ 4,826,828
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,803,485	19,693,104	701,742	2,148,608	391,581	—	18,557,866
Great-West Invesco Small Cap Value Fund Institutional Class	287,857	3,010,178	236,937	278,416	(21,967)	—	2,993,709
Great-West Life & Annuity Contract	14,283,231	14,100,420	634,222	503,119	—	51,708	14,283,231
Great-West Loomis Sayles Bond Fund Institutional Class	652,575	6,244,561	193,142	324,311	(21,995)	—	6,297,347
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	311,744	3,029,038	201,541	239,926	26,974	—	2,980,276
Great-West MFS International Growth Fund Institutional Class	964,982	9,220,758	96,123	1,290,029	71,132	—	8,646,243
Great-West MFS International Value Fund Institutional Class	2,097,157	18,561,657	2,910,035	999,625	365,531	—	21,516,827
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,416,956	14,119,730	132,908	1,771,219	33,479	—	13,744,472
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	223,653	2,400,487	84,820	237,985	8,826	—	2,388,617
Great-West Putnam Equity Income Fund Institutional Class	1,748,337	16,578,236	621,583	624,452	227,030	—	17,133,699
Great-West Putnam High Yield Bond Institutional Class	332,169	2,898,997	427,203	152,591	(2,396)	—	3,238,649
Great-West Real Estate Index Fund Institutional Class	608,170	5,593,378	554,287	500,316	45,360	—	5,601,247
Great-West Short Duration Bond Fund Institutional Class	350,380	3,362,170	222,765	138,141	(1,686)	14,332	3,461,751
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,883,411	16,581,898	804,914	673,282	141,113	—	17,139,037

March 31, 2017

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	601,182	$ 5,256,296	$ 53,093	$ 373,483	$ 72,284	$ —	$ 5,272,369
Great-West Templeton Global Bond Fund Institutional Class	631,912	6,194,075	138,615	637,699	(85,067)	—	6,015,801
Great-West U.S. Government Mortgage Securities Fund Institutional Class	503,143	4,802,931	247,919	231,458	(10,282)	26,737	4,830,178
					$1,230,013	$123,114	$158,928,147
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,467,238	$15,710,905	$ 611,060	$1,512,631	$274,569	$—	$15,097,875
Great-West Invesco Small Cap Value Fund Institutional Class	233,926	2,386,031	201,900	172,131	(16,079)	—	2,432,828
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	253,066	2,405,853	172,570	155,234	16,075	—	2,419,308
Great-West MFS International Growth Fund Institutional Class	786,418	7,346,781	144,792	934,379	68,546	—	7,046,311
Great-West MFS International Value Fund Institutional Class	1,711,162	14,778,277	2,585,749	690,083	257,374	—	17,556,525
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,152,649	11,253,040	165,257	1,280,512	3,560	—	11,180,701
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	181,697	1,904,301	66,406	145,051	5,456	—	1,940,521
Great-West Putnam Equity Income Fund Institutional Class	1,423,210	13,212,791	614,060	373,086	136,579	—	13,947,456
Great-West Real Estate Index Fund Institutional Class	303,637	2,741,294	315,829	238,219	21,486	—	2,796,496
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,533,887	13,228,520	774,774	417,738	82,474	—	13,958,375
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	490,134	4,192,879	64,432	240,530	47,961	—	4,298,472
					$898,001	$ 0	$92,674,868

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,666,171	Great-West Federated Bond Fund Institutional Class(a)	$45,541,828
6,168,143	Great-West Loomis Sayles Bond Fund Institutional Class(a)	59,522,579
3,127,448	Great-West Putnam High Yield Bond Institutional Class(a)	30,492,613
3,779,935	Great-West Short Duration Bond Fund Institutional Class(a)	37,345,761
5,963,389	Great-West Templeton Global Bond Fund Institutional Class(a)	56,771,464
4,746,540	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	45,566,784

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $276,977,317)		$275,241,029
EQUITY MUTUAL FUNDS
2,361,478	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	24,299,607
377,963	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,930,818
409,321	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,913,111
1,268,477	Great-West MFS International Growth Fund Institutional Class(a)	11,365,555
2,749,007	Great-West MFS International Value Fund Institutional Class(a)	28,204,806
1,860,074	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	18,042,720
Shares		Fair Value
Equity Mutual Funds — (continued)
295,546	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 3,156,433
2,295,094	Great-West Putnam Equity Income Fund Institutional Class(a)	22,491,919
3,161,948	Great-West Real Estate Index Fund Institutional Class(a)	29,121,542
2,470,003	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,477,029
793,028	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,954,857

TOTAL EQUITY MUTUAL FUNDS — 30.03% (Cost $168,986,441)		$173,958,397
Account Balance
FIXED INTEREST CONTRACT
130,357,910 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	130,357,910

TOTAL FIXED INTEREST CONTRACT — 22.50% (Cost $130,357,910)		$130,357,910
TOTAL INVESTMENTS — 100.04% (Cost $576,321,668)		$579,557,336
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (238,943)
TOTAL NET ASSETS — 100.00%		$579,318,393

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,766,379	Great-West Federated Bond Fund Institutional Class(a)	$17,239,862
2,330,353	Great-West Loomis Sayles Bond Fund Institutional Class(a)	22,487,911
1,182,899	Great-West Putnam High Yield Bond Institutional Class(a)	11,533,266
214,134	Great-West Short Duration Bond Fund Institutional Class(a)	2,115,641
2,252,266	Great-West Templeton Global Bond Fund Institutional Class(a)	21,441,570
1,795,814	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	17,239,814

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $91,923,547)		$ 92,058,064
EQUITY MUTUAL FUNDS
1,839,449	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,927,927
294,186	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,059,533
317,745	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,037,647
986,663	Great-West MFS International Growth Fund Institutional Class(a)	8,840,504
2,149,957	Great-West MFS International Value Fund Institutional Class(a)	22,058,556
1,447,025	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	14,036,144
Shares		Fair Value
Equity Mutual Funds — (continued)
228,750	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,443,045
1,788,738	Great-West Putnam Equity Income Fund Institutional Class(a)	17,529,633
1,366,804	Great-West Real Estate Index Fund Institutional Class(a)	12,588,264
1,925,564	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	17,522,633
616,607	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,407,646

TOTAL EQUITY MUTUAL FUNDS — 45.02% (Cost $120,896,035)		$125,451,532
Account Balance
FIXED INTEREST CONTRACT
61,248,210 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	61,248,210

TOTAL FIXED INTEREST CONTRACT — 21.98% (Cost $61,248,210)		$ 61,248,210
TOTAL INVESTMENTS — 100.04% (Cost $274,067,792)		$278,757,806
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (113,497)
TOTAL NET ASSETS — 100.00%		$278,644,309

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,655,561	Great-West Federated Bond Fund Institutional Class(a)	$ 55,198,273
7,461,016	Great-West Loomis Sayles Bond Fund Institutional Class(a)	71,998,809
3,790,340	Great-West Putnam High Yield Bond Institutional Class(a)	36,955,813
682,737	Great-West Short Duration Bond Fund Institutional Class(a)	6,745,438
7,226,837	Great-West Templeton Global Bond Fund Institutional Class(a)	68,799,490
5,750,040	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	55,200,387

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $299,927,789)		$ 294,898,210
EQUITY MUTUAL FUNDS
11,232,068	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	115,577,976
1,790,657	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,622,833
1,938,880	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,535,695
6,011,038	Great-West MFS International Growth Fund Institutional Class(a)	53,858,900
13,063,607	Great-West MFS International Value Fund Institutional Class(a)	134,032,613
8,834,963	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	85,699,143
Shares		Fair Value
Equity Mutual Funds — (continued)
1,389,888	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 14,844,004
10,913,433	Great-West Putnam Equity Income Fund Institutional Class(a)	106,951,639
5,353,331	Great-West Real Estate Index Fund Institutional Class(a)	49,304,179
11,757,671	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	106,994,809
3,758,920	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,965,726

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $705,712,302)		$ 737,387,517
Account Balance
FIXED INTEREST CONTRACT
196,246,168 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	196,246,168

TOTAL FIXED INTEREST CONTRACT — 15.98% (Cost $196,246,168)		$ 196,246,168
TOTAL INVESTMENTS — 100.04% (Cost $1,201,886,259)		$ 1,228,531,895
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (447,932)
TOTAL NET ASSETS — 100.00%		$ 1,228,083,963

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,569,373	Great-West Federated Bond Fund Institutional Class(a)	$15,317,085
2,069,261	Great-West Loomis Sayles Bond Fund Institutional Class(a)	19,968,370
1,052,608	Great-West Putnam High Yield Bond Institutional Class(a)	10,262,930
1,111,338	Great-West Short Duration Bond Fund Institutional Class(a)	10,980,022
2,006,728	Great-West Templeton Global Bond Fund Institutional Class(a)	19,104,046
1,595,973	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	15,321,337

TOTAL BOND MUTUAL FUNDS — 18.06% (Cost $91,471,751)		$ 90,953,790
EQUITY MUTUAL FUNDS
5,717,485	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	58,832,925
909,930	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,463,268
985,473	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	9,421,118
3,055,843	Great-West MFS International Growth Fund Institutional Class(a)	27,380,354
6,641,014	Great-West MFS International Value Fund Institutional Class(a)	68,136,807
4,496,099	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	43,612,160
Shares		Fair Value
Equity Mutual Funds — (continued)
707,285	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 7,553,800
5,545,814	Great-West Putnam Equity Income Fund Institutional Class(a)	54,348,979
1,926,634	Great-West Real Estate Index Fund Institutional Class(a)	17,744,299
5,972,453	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	54,349,321
1,907,482	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,728,616

TOTAL EQUITY MUTUAL FUNDS — 72.98% (Cost $356,786,338)		$367,571,647
Account Balance
FIXED INTEREST CONTRACT
45,308,983 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	45,308,983

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $45,308,983)		$ 45,308,983
TOTAL INVESTMENTS — 100.04% (Cost $493,567,072)		$503,834,420
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (193,359)
TOTAL NET ASSETS — 100.00%		$503,641,061

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
10,105,390	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$103,984,467
1,605,941	Great-West Invesco Small Cap Value Fund Institutional Class(a)	16,701,781
1,741,800	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,651,604
5,420,857	Great-West MFS International Growth Fund Institutional Class(a)	48,570,875
11,783,625	Great-West MFS International Value Fund Institutional Class(a)	120,899,997
7,947,475	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	77,090,502
1,250,276	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	13,352,950
9,823,998	Great-West Putnam Equity Income Fund Institutional Class(a)	96,275,184
Shares		Fair Value
Equity Mutual Funds — (continued)
2,090,482	Great-West Real Estate Index Fund Institutional Class(a)	$19,253,342
10,583,702	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	96,311,691
3,381,804	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,658,421

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $620,207,405)		$638,750,814
TOTAL INVESTMENTS — 100.04% (Cost $620,207,405)		$638,750,814
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (243,854)
TOTAL NET ASSETS — 100.00%		$638,506,960

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2017:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 01, 2017	$120,632,413	$56,512,577	$188,695,779	$42,133,828
Total interest received	463,189	217,332	712,930	161,810
Purchases	11,408,839	6,520,792	10,979,656	3,976,195
Sales	(2,146,531)	(2,002,491)	(4,142,197)	(962,850)
Ending Balance, March 31, 2017	$130,357,910	$61,248,210	$196,246,168	$45,308,983
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.

March 31, 2017

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Conservative Profile II Fund	$583,955,656	$14,409,537	$(18,807,857)	$(4,398,320)
Great-West Moderately Conservative Profile II Fund	278,902,217	8,161,128	(8,305,539)	(144,411)
Great-West Moderate Profile II Fund	1,211,609,596	54,343,888	(37,421,589)	16,922,299
Great-West Moderately Aggressive Profile II Fund	499,116,045	19,784,977	(15,066,602)	4,718,375
Great-West Aggressive Profile II Fund	632,408,383	30,640,493	(24,298,062)	6,342,431
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	4,666,171	$ 42,259,514	$ 4,172,893	$1,221,893	$ (65,560)	$ 284,462	$ 45,541,828
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,361,478	24,282,120	2,019,059	2,908,547	(19,069)	—	24,299,607
Great-West Invesco Small Cap Value Fund Institutional Class	377,963	3,728,110	535,579	319,400	16,907	—	3,930,818
Great-West Life & Annuity Contract	130,357,910	120,632,413	11,408,839	2,146,531	—	463,189	130,357,910
Great-West Loomis Sayles Bond Fund Institutional Class	6,168,143	55,146,856	4,409,616	1,633,070	(115,350)	—	59,522,579
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	409,321	3,737,767	490,186	342,388	(6,877)	—	3,913,111
Great-West MFS International Growth Fund Institutional Class	1,268,477	11,313,052	614,097	1,682,164	(235,550)	—	11,365,555

March 31, 2017

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West MFS International Value Fund Institutional Class	2,749,007	$ 22,731,635	$ 5,011,996	$1,131,659	$ 220,625	$ —	$ 28,204,806
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,860,074	17,358,141	790,624	1,843,135	(82,213)	—	18,042,720
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	295,546	2,978,451	268,218	271,489	12,174	—	3,156,433
Great-West Putnam Equity Income Fund Institutional Class	2,295,094	20,486,236	1,816,556	808,220	237	—	22,491,919
Great-West Putnam High Yield Bond Institutional Class	3,127,448	25,639,515	4,919,049	634,314	5,093	—	30,492,613
Great-West Real Estate Index Fund Institutional Class	3,161,948	27,108,721	3,702,748	1,725,795	(79,624)	—	29,121,542
Great-West Short Duration Bond Fund Institutional Class	3,779,935	34,029,151	3,847,848	686,458	(18,278)	153,592	37,345,761
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,470,003	20,482,638	1,963,686	786,714	(93,539)	—	22,477,029
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	793,028	6,507,054	338,055	482,062	(68,812)	—	6,954,857
Great-West Templeton Global Bond Fund Institutional Class	5,963,389	55,030,573	4,624,423	5,949,177	(847,593)	—	56,771,464
Great-West U.S. Government Mortgage Securities Fund Institutional Class	4,746,540	42,337,023	4,306,873	1,126,562	(46,844)	250,705	45,566,784
					$(1,424,273)	$1,151,948	$579,557,336
Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	1,766,379	$15,979,805	$1,757,304	$ 591,998	$ 3,327	$107,723	$ 17,239,862
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,839,449	18,827,116	1,764,981	2,346,427	1,722	—	18,927,927
Great-West Invesco Small Cap Value Fund Institutional Class	294,186	2,870,248	431,560	233,669	9,196	—	3,059,533
Great-West Life & Annuity Contract	61,248,210	56,512,577	6,520,792	2,002,491	—	217,332	61,248,210
Great-West Loomis Sayles Bond Fund Institutional Class	2,330,353	20,797,548	1,932,044	863,214	(64,909)	—	22,487,911
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	317,745	2,903,161	381,799	264,275	(2,257)	—	3,037,647
Great-West MFS International Growth Fund Institutional Class	986,663	8,777,880	659,496	1,466,547	(183,886)	—	8,840,504
Great-West MFS International Value Fund Institutional Class	2,149,957	17,665,416	4,345,306	1,231,578	128,800	—	22,058,556
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,447,025	13,528,187	865,167	1,759,372	(115,593)	—	14,036,144

March 31, 2017

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	228,750	$ 2,284,383	$ 231,744	$ 211,574	$ 9,681	$ —	$ 2,443,045
Great-West Putnam Equity Income Fund Institutional Class	1,788,738	15,851,884	1,599,341	737,438	(43,991)	—	17,529,633
Great-West Putnam High Yield Bond Institutional Class	1,182,899	9,687,246	1,991,062	378,868	(18,876)	—	11,533,266
Great-West Real Estate Index Fund Institutional Class	1,366,804	11,895,134	1,747,797	1,173,997	(136,838)	—	12,588,264
Great-West Short Duration Bond Fund Institutional Class	214,134	1,722,975	450,852	65,869	(640)	8,714	2,115,641
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,925,564	15,920,374	1,695,507	756,138	(101,437)	—	17,522,633
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	616,607	5,062,262	371,856	498,467	(66,420)	—	5,407,646
Great-West Templeton Global Bond Fund Institutional Class	2,252,266	20,681,751	2,133,771	2,504,425	(291,804)	—	21,441,570
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,795,814	16,009,177	1,816,162	592,692	(8,101)	94,940	17,239,814
					$(882,026)	$428,709	$278,757,806
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	5,655,561	$ 53,151,948	$ 3,224,167	$ 1,596,750	$ (88,557)	$ 347,272	$ 55,198,273
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	11,232,068	119,551,248	4,487,674	13,061,439	(279,998)	—	115,577,976
Great-West Invesco Small Cap Value Fund Institutional Class	1,790,657	18,198,026	1,520,940	1,132,395	(35,080)	—	18,622,833
Great-West Life & Annuity Contract	196,246,168	188,695,779	10,979,656	4,142,197	—	712,930	196,246,168
Great-West Loomis Sayles Bond Fund Institutional Class	7,461,016	69,252,413	2,946,028	2,193,678	(151,374)	—	71,998,809
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,938,880	18,312,144	1,277,410	1,295,861	(151,822)	—	18,535,695
Great-West MFS International Growth Fund Institutional Class	6,011,038	55,673,370	1,605,669	7,151,127	572,590	—	53,858,900
Great-West MFS International Value Fund Institutional Class	13,063,607	111,939,387	21,455,314	5,854,188	2,324,809	—	134,032,613
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,834,963	85,641,739	2,041,973	9,502,436	561,778	—	85,699,143
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,389,888	14,589,015	540,150	1,163,290	53,829	—	14,844,004
Great-West Putnam Equity Income Fund Institutional Class	10,913,433	100,714,850	4,677,363	2,054,138	1,266,169	—	106,951,639
Great-West Putnam High Yield Bond Institutional Class	3,790,340	32,211,855	4,933,216	910,427	(12,268)	—	36,955,813

March 31, 2017

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Real Estate Index Fund Institutional Class	5,353,331	$ 47,555,204	$ 4,349,092	$ 2,269,068	$ 229,818	$ —	$ 49,304,179
Great-West Short Duration Bond Fund Institutional Class	682,737	5,897,700	979,051	157,186	(1,550)	27,963	6,745,438
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,757,671	100,722,489	5,405,037	2,035,273	615,224	—	106,994,809
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,758,920	31,969,436	849,529	2,208,722	190,900	—	32,965,726
Great-West Templeton Global Bond Fund Institutional Class	7,226,837	69,164,142	3,252,401	7,120,495	(770,414)	—	68,799,490
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,750,040	53,191,335	3,484,972	1,577,678	(100,004)	306,062	55,200,387
					$4,224,050	$1,394,227	$1,228,531,895
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Federated Bond Fund Institutional Class	1,569,373	$14,263,817	$ 1,321,745	$ 358,051	$ (931)	$ 95,948	$ 15,317,085
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,717,485	58,965,285	3,812,571	6,025,535	65,321	—	58,832,925
Great-West Invesco Small Cap Value Fund Institutional Class	909,930	9,011,602	1,001,471	590,575	(41,524)	—	9,463,268
Great-West Life & Annuity Contract	45,308,983	42,133,828	3,976,195	962,850	—	161,810	45,308,983
Great-West Loomis Sayles Bond Fund Institutional Class	2,069,261	18,605,909	1,346,683	521,487	(36,228)	—	19,968,370
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	985,473	9,057,184	891,567	647,115	(75,262)	—	9,421,118
Great-West MFS International Growth Fund Institutional Class	3,055,843	27,460,443	1,469,382	4,102,014	(404,302)	—	27,380,354
Great-West MFS International Value Fund Institutional Class	6,641,014	55,172,894	12,102,051	2,533,027	1,006,865	—	68,136,807
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,496,099	42,228,942	1,957,447	4,459,069	146,502	—	43,612,160
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	707,285	7,187,148	491,737	564,077	25,200	—	7,553,800
Great-West Putnam Equity Income Fund Institutional Class	5,545,814	49,672,734	3,817,739	1,518,737	46,825	—	54,348,979
Great-West Putnam High Yield Bond Institutional Class	1,052,608	8,622,611	1,652,110	212,870	(7,913)	—	10,262,930
Great-West Real Estate Index Fund Institutional Class	1,926,634	16,538,422	1,963,330	720,792	1,873	—	17,744,299
Great-West Short Duration Bond Fund Institutional Class	1,111,338	10,025,924	1,156,192	244,938	(2,409)	45,329	10,980,022
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,972,453	49,705,284	4,334,044	1,580,314	(134,627)	—	54,349,321

March 31, 2017

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,907,482	$15,755,378	$ 752,886	$1,172,600	$ (126,884)	$ —	$ 16,728,616
Great-West Templeton Global Bond Fund Institutional Class	2,006,728	18,542,457	1,480,753	1,873,876	(206,372)	—	19,104,046
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,595,973	14,274,902	1,397,076	355,066	(4,614)	84,562	15,321,337
					$ 251,520	$387,649	$503,834,420
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	10,105,390	$107,112,870	$ 4,366,331	$11,490,718	$ (111,431)	$—	$103,984,467
Great-West Invesco Small Cap Value Fund Institutional Class	1,605,941	16,308,298	1,292,504	925,308	(28,458)	—	16,701,781
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,741,800	16,390,623	1,050,057	990,648	(123,961)	—	16,651,604
Great-West MFS International Growth Fund Institutional Class	5,420,857	49,729,277	1,739,747	6,337,642	433,564	—	48,570,875
Great-West MFS International Value Fund Institutional Class	11,783,625	99,951,910	20,532,050	5,385,059	2,130,807	—	120,899,997
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	7,947,475	76,768,723	2,286,165	8,723,502	523,843	—	77,090,502
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,250,276	13,049,920	522,335	1,009,190	46,380	—	13,352,950
Great-West Putnam Equity Income Fund Institutional Class	9,823,998	90,238,118	4,869,770	3,129,157	101,377	—	96,275,184
Great-West Real Estate Index Fund Institutional Class	2,090,482	18,308,956	1,896,528	910,469	5,420	—	19,253,342
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,583,702	90,304,228	5,678,327	3,102,531	(259,041)	—	96,311,691
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,381,804	28,656,227	834,596	1,886,515	238,085	—	29,658,421
					$2,956,585	$ 0	$638,750,814

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
833,793	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,663,106
1,657,190	Great-West Bond Index Fund Institutional Class(a)	16,058,175
808,681	Great-West Federated Bond Fund Institutional Class(a)	7,892,724
731,179	Great-West Loomis Sayles Bond Fund Institutional Class(a)	7,055,874
734,965	Great-West Putnam High Yield Bond Institutional Class(a)	7,165,910
495,406	Great-West Short Duration Bond Fund Institutional Class(a)	4,894,615
425,981	Great-West Templeton Global Bond Fund Institutional Class(a)	4,055,336
703,380	Oppenheimer International Bond Fund Class I	4,044,436
785,494	PIMCO Real Return Fund Institutional Class	8,687,569

TOTAL BOND MUTUAL FUNDS — 59.76% (Cost $68,919,596)		$ 68,517,745
EQUITY MUTUAL FUNDS
20,951	AllianzGI NFJ Small-Cap Value Fund Class R6	554,984
35,569	American Century Real Estate Fund Class R6	1,003,765
58,403	DFA International Real Estate Securities Portfolio Institutional Class	286,173
28,509	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	311,319
121,888	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,254,227
403,247	Great-West International Index Fund Institutional Class(a)	3,762,295
58,029	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	554,759
94,122	Great-West MFS International Growth Fund Institutional Class(a)	843,334
201,343	Great-West MFS International Value Fund Institutional Class(a)	2,065,783
309,921	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,006,228
Shares		Fair Value
Equity Mutual Funds — (continued)
187,347	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,836,000
109,033	Great-West Real Estate Index Fund Institutional Class(a)	1,004,191
640,080	Great-West S&P 500® Index Fund Institutional Class(a)	6,650,433
289,368	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,867,640
171,186	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,699,873
201,452	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,833,215
146,254	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,282,650
22,731	Invesco Global Real Estate Fund Class R6	286,859
25,486	Invesco International Growth Fund Class R6	845,891
11,073	Invesco Small Cap Discovery Fund Class R6	115,602
18,455	Janus Triton Fund Class N	472,086
103,915	Northern Emerging Markets Equity Index Fund	1,109,808
31,366	Oppenheimer Developing Markets Fund Class A	1,113,493

TOTAL EQUITY MUTUAL FUNDS — 30.32% (Cost $33,131,620)		$ 34,760,608
Account Balance
FIXED INTEREST CONTRACT
11,418,988 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,418,988

TOTAL FIXED INTEREST CONTRACT — 9.96% (Cost $11,418,988)		$ 11,418,988
TOTAL INVESTMENTS — 100.04% (Cost $113,470,204)		$114,697,341
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (51,036)
TOTAL NET ASSETS — 100.00%		$114,646,305

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,670,962	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 58,921,299
11,456,511	Great-West Bond Index Fund Institutional Class(a)	111,013,593
5,600,416	Great-West Federated Bond Fund Institutional Class(a)	54,660,058
5,030,630	Great-West Loomis Sayles Bond Fund Institutional Class(a)	48,545,577
4,986,544	Great-West Putnam High Yield Bond Institutional Class(a)	48,618,809
3,270,608	Great-West Short Duration Bond Fund Institutional Class(a)	32,313,603
2,883,290	Great-West Templeton Global Bond Fund Institutional Class(a)	27,448,917
4,777,689	Oppenheimer International Bond Fund Class I	27,471,714
5,348,268	PIMCO Real Return Fund Institutional Class	59,151,841

TOTAL BOND MUTUAL FUNDS — 46.50% (Cost $469,407,142)		$ 468,145,411
EQUITY MUTUAL FUNDS
278,686	AllianzGI NFJ Small-Cap Value Fund Class R6	7,382,384
450,729	American Century Real Estate Fund Class R6	12,719,558
739,637	DFA International Real Estate Securities Portfolio Institutional Class	3,624,222
388,816	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,245,868
1,638,421	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	16,859,356
5,426,134	Great-West International Index Fund Institutional Class(a)	50,625,830
772,415	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,384,289
1,266,714	Great-West MFS International Growth Fund Institutional Class(a)	11,349,752
2,699,529	Great-West MFS International Value Fund Institutional Class(a)	27,697,172
4,135,994	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	40,119,143
Shares		Fair Value
Equity Mutual Funds — (continued)
2,496,643	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 24,467,102
1,381,152	Great-West Real Estate Index Fund Institutional Class(a)	12,720,413
8,577,857	Great-West S&P 500® Index Fund Institutional Class(a)	89,123,936
3,859,976	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	38,252,358
2,282,147	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,661,719
2,689,832	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,477,470
1,964,065	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,224,852
287,265	Invesco Global Real Estate Fund Class R6	3,625,288
342,580	Invesco International Growth Fund Class R6	11,370,234
155,092	Invesco Small Cap Discovery Fund Class R6	1,619,165
248,415	Janus Triton Fund Class N	6,354,464
1,389,804	Northern Emerging Markets Equity Index Fund	14,843,102
420,090	Oppenheimer Developing Markets Fund Class A	14,913,196

TOTAL EQUITY MUTUAL FUNDS — 46.06% (Cost $439,874,902)		$ 463,660,873
Account Balance
FIXED INTEREST CONTRACT
75,386,571 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	75,386,571

TOTAL FIXED INTEREST CONTRACT — 7.49% (Cost $75,386,571)		$ 75,386,571
TOTAL INVESTMENTS — 100.05% (Cost $984,668,615)		$ 1,007,192,855
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (469,544)
TOTAL NET ASSETS — 100.00%		$ 1,006,723,311

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,614	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 99,894
26,350	Great-West Bond Index Fund Institutional Class(a)	255,329
12,846	Great-West Federated Bond Fund Institutional Class(a)	125,376
11,478	Great-West Loomis Sayles Bond Fund Institutional Class(a)	110,761
11,135	Great-West Putnam High Yield Bond Institutional Class(a)	108,562
5,708	Great-West Short Duration Bond Fund Institutional Class(a)	56,398
6,375	Great-West Templeton Global Bond Fund Institutional Class(a)	60,690
10,451	Oppenheimer International Bond Fund Class I	60,092
9,056	PIMCO Real Return Fund Institutional Class	100,160

TOTAL BOND MUTUAL FUNDS — 57.02% (Cost $973,041)		$ 977,262
EQUITY MUTUAL FUNDS
388	AllianzGI NFJ Small-Cap Value Fund Class R6	10,282
547	American Century Real Estate Fund Class R6	15,424
941	DFA International Real Estate Securities Portfolio Institutional Class	4,612
494	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,400
2,091	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	21,522
7,271	Great-West International Index Fund Institutional Class(a)	67,836
1,078	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	10,308
1,709	Great-West MFS International Growth Fund Institutional Class(a)	15,314
3,617	Great-West MFS International Value Fund Institutional Class(a)	37,111
5,258	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	51,007
Shares		Fair Value
Equity Mutual Funds — (continued)
3,185	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 31,216
1,675	Great-West Real Estate Index Fund Institutional Class(a)	15,429
10,927	Great-West S&P 500® Index Fund Institutional Class(a)	113,536
4,950	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	49,050
3,179	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	31,563
3,430	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	31,209
2,490	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	21,834
367	Invesco Global Real Estate Fund Class R6	4,631
464	Invesco International Growth Fund Class R6	15,385
216	Invesco Small Cap Discovery Fund Class R6	2,256
345	Janus Triton Fund Class N	8,817
1,970	Northern Emerging Markets Equity Index Fund	21,041
596	Oppenheimer Developing Markets Fund Class A	21,155

TOTAL EQUITY MUTUAL FUNDS — 35.35% (Cost $592,949)		$ 605,938
Account Balance
FIXED INTEREST CONTRACT
131,510 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	131,510

TOTAL FIXED INTEREST CONTRACT — 7.67% (Cost $131,510)		$ 131,510
TOTAL INVESTMENTS — 100.04% (Cost $1,697,500)		$ 1,714,710
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (763)
TOTAL NET ASSETS — 100.00%		$ 1,713,947

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
149,287	American Century Short Duration Inflation Protection Bond Fund Class R2	$1,551,093
414,326	Great-West Bond Index Fund Institutional Class(a)	4,014,823
201,790	Great-West Federated Bond Fund Institutional Class(a)	1,969,468
179,361	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,730,836
171,671	Great-West Putnam High Yield Bond Institutional Class(a)	1,673,792
85,941	Great-West Short Duration Bond Fund Institutional Class(a)	849,093
97,980	Great-West Templeton Global Bond Fund Institutional Class(a)	932,766
162,757	Oppenheimer International Bond Fund Class I	935,854
140,933	PIMCO Real Return Fund Institutional Class	1,558,717

TOTAL BOND MUTUAL FUNDS — 42.10% (Cost $15,108,868)		$ 15,216,442
EQUITY MUTUAL FUNDS
12,023	AllianzGI NFJ Small-Cap Value Fund Class R6	318,496
16,307	American Century Real Estate Fund Class R6	460,195
28,040	DFA International Real Estate Securities Portfolio Institutional Class	137,394
15,233	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	166,348
65,342	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	672,373
229,942	Great-West International Index Fund Institutional Class(a)	2,145,362
33,300	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	318,345
54,022	Great-West MFS International Growth Fund Institutional Class(a)	484,032
115,065	Great-West MFS International Value Fund Institutional Class(a)	1,180,568
164,643	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,597,033
Shares		Fair Value
Equity Mutual Funds — (continued)
99,899	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 979,011
49,981	Great-West Real Estate Index Fund Institutional Class(a)	460,328
342,116	Great-West S&P 500® Index Fund Institutional Class(a)	3,554,586
153,948	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,525,629
98,417	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	977,280
107,571	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	978,899
78,260	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	686,343
10,890	Invesco Global Real Estate Fund Class R6	137,436
14,585	Invesco International Growth Fund Class R6	484,073
6,599	Invesco Small Cap Discovery Fund Class R6	68,893
10,743	Janus Triton Fund Class N	274,795
62,833	Northern Emerging Markets Equity Index Fund	671,050
18,909	Oppenheimer Developing Markets Fund Class A	671,252

TOTAL EQUITY MUTUAL FUNDS — 52.44% (Cost $18,349,837)		$ 18,949,721
Account Balance
FIXED INTEREST CONTRACT
1,983,635 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,983,635

TOTAL FIXED INTEREST CONTRACT — 5.49% (Cost $1,983,635)		$ 1,983,635
TOTAL INVESTMENTS — 100.03% (Cost $35,442,340)		$ 36,149,798
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (9,897)
TOTAL NET ASSETS — 100.00%		$ 36,139,901

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
909,810	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,452,922
3,506,453	Great-West Bond Index Fund Institutional Class(a)	33,977,535
1,708,486	Great-West Federated Bond Fund Institutional Class(a)	16,674,826
1,510,704	Great-West Loomis Sayles Bond Fund Institutional Class(a)	14,578,299
1,420,709	Great-West Putnam High Yield Bond Institutional Class(a)	13,851,914
540,092	Great-West Short Duration Bond Fund Institutional Class(a)	5,336,107
805,098	Great-West Templeton Global Bond Fund Institutional Class(a)	7,664,532
1,323,680	Oppenheimer International Bond Fund Class I	7,611,158
857,392	PIMCO Real Return Fund Institutional Class	9,482,754

TOTAL BOND MUTUAL FUNDS — 53.04% (Cost $119,782,075)		$118,630,047
EQUITY MUTUAL FUNDS
62,148	AllianzGI NFJ Small-Cap Value Fund Class R6	1,646,294
72,608	American Century Real Estate Fund Class R6	2,048,992
132,190	DFA International Real Estate Securities Portfolio Institutional Class	647,730
74,488	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	813,406
312,745	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,218,149
1,155,934	Great-West International Index Fund Institutional Class(a)	10,784,862
171,773	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,642,152
270,801	Great-West MFS International Growth Fund Institutional Class(a)	2,426,382
574,902	Great-West MFS International Value Fund Institutional Class(a)	5,898,491
787,686	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,640,556
Shares		Fair Value
Equity Mutual Funds — (continued)
474,850	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,653,530
222,494	Great-West Real Estate Index Fund Institutional Class(a)	2,049,170
1,630,973	Great-West S&P 500® Index Fund Institutional Class(a)	16,945,810
734,411	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,278,013
510,848	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,072,724
512,314	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,662,060
373,382	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,274,558
51,437	Invesco Global Real Estate Fund Class R6	649,139
73,353	Invesco International Growth Fund Class R6	2,434,578
34,668	Invesco Small Cap Discovery Fund Class R6	361,932
55,221	Janus Triton Fund Class N	1,412,544
329,817	Northern Emerging Markets Equity Index Fund	3,522,445
99,727	Oppenheimer Developing Markets Fund Class A	3,540,329

TOTAL EQUITY MUTUAL FUNDS — 41.42% (Cost $88,813,521)		$ 92,623,846
Account Balance
FIXED INTEREST CONTRACT
12,474,892 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,474,892

TOTAL FIXED INTEREST CONTRACT — 5.58% (Cost $12,474,892)		$ 12,474,892
TOTAL INVESTMENTS — 100.04% (Cost $221,070,488)		$223,728,785
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (99,618)
TOTAL NET ASSETS — 100.00%		$223,629,167

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,805,112	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 49,925,116
18,667,735	Great-West Bond Index Fund Institutional Class(a)	180,890,353
9,094,608	Great-West Federated Bond Fund Institutional Class(a)	88,763,374
8,012,700	Great-West Loomis Sayles Bond Fund Institutional Class(a)	77,322,555
7,464,890	Great-West Putnam High Yield Bond Institutional Class(a)	72,782,676
2,769,854	Great-West Short Duration Bond Fund Institutional Class(a)	27,366,162
4,219,236	Great-West Templeton Global Bond Fund Institutional Class(a)	40,167,130
6,995,406	Oppenheimer International Bond Fund Class I	40,223,585
4,533,840	PIMCO Real Return Fund Institutional Class	50,144,264

TOTAL BOND MUTUAL FUNDS — 35.10% (Cost $631,952,714)		$ 627,585,215
EQUITY MUTUAL FUNDS
737,932	AllianzGI NFJ Small-Cap Value Fund Class R6	19,547,812
820,094	American Century Real Estate Fund Class R6	23,143,062
1,498,592	DFA International Real Estate Securities Portfolio Institutional Class	7,343,100
870,704	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,508,086
3,689,805	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	37,968,088
13,781,783	Great-West International Index Fund Institutional Class(a)	128,584,032
2,042,657	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,527,802
3,232,612	Great-West MFS International Growth Fund Institutional Class(a)	28,964,202
6,871,975	Great-West MFS International Value Fund Institutional Class(a)	70,506,467
9,341,699	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	90,614,480
Shares		Fair Value
Equity Mutual Funds — (continued)
5,644,468	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 55,315,786
2,512,844	Great-West Real Estate Index Fund Institutional Class(a)	23,143,295
19,355,656	Great-West S&P 500® Index Fund Institutional Class(a)	201,105,266
8,723,080	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	86,445,723
6,030,949	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	59,887,328
6,090,837	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	55,426,619
4,428,771	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,840,324
581,185	Invesco Global Real Estate Fund Class R6	7,334,553
873,746	Invesco International Growth Fund Class R6	28,999,619
395,806	Invesco Small Cap Discovery Fund Class R6	4,132,217
657,025	Janus Triton Fund Class N	16,806,688
3,931,567	Northern Emerging Markets Equity Index Fund	41,989,137
1,191,080	Oppenheimer Developing Markets Fund Class A	42,283,342

TOTAL EQUITY MUTUAL FUNDS — 61.38% (Cost $1,039,973,031)		$ 1,097,417,028
Account Balance
FIXED INTEREST CONTRACT
63,823,555 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	63,823,555

TOTAL FIXED INTEREST CONTRACT — 3.57% (Cost $63,823,555)		$ 63,823,555
TOTAL INVESTMENTS — 100.05% (Cost $1,735,749,300)		$ 1,788,825,798
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (818,878)
TOTAL NET ASSETS — 100.00%		$ 1,788,006,920

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,510	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 78,026
42,481	Great-West Bond Index Fund Institutional Class(a)	411,641
20,725	Great-West Federated Bond Fund Institutional Class(a)	202,276
18,151	Great-West Loomis Sayles Bond Fund Institutional Class(a)	175,159
16,590	Great-West Putnam High Yield Bond Institutional Class(a)	161,751
4,481	Great-West Short Duration Bond Fund Institutional Class(a)	44,271
9,328	Great-West Templeton Global Bond Fund Institutional Class(a)	88,804
15,402	Oppenheimer International Bond Fund Class I	88,566
7,085	PIMCO Real Return Fund Institutional Class	78,359

TOTAL BOND MUTUAL FUNDS — 46.47% (Cost $1,318,516)		$ 1,328,853
EQUITY MUTUAL FUNDS
1,014	AllianzGI NFJ Small-Cap Value Fund Class R6	26,869
948	American Century Real Estate Fund Class R6	26,751
1,808	DFA International Real Estate Securities Portfolio Institutional Class	8,860
1,111	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	12,131
4,698	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	48,344
18,437	Great-West International Index Fund Institutional Class(a)	172,016
2,817	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,927
4,330	Great-West MFS International Growth Fund Institutional Class(a)	38,799
9,189	Great-West MFS International Value Fund Institutional Class(a)	94,282
11,852	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	114,963
Shares		Fair Value
Equity Mutual Funds — (continued)
7,149	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 70,064
2,905	Great-West Real Estate Index Fund Institutional Class(a)	26,758
24,530	Great-West S&P 500® Index Fund Institutional Class(a)	254,868
11,077	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	109,771
8,298	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	82,394
7,700	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	70,066
5,604	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	49,146
702	Invesco Global Real Estate Fund Class R6	8,863
1,170	Invesco International Growth Fund Class R6	38,831
552	Invesco Small Cap Discovery Fund Class R6	5,763
897	Janus Triton Fund Class N	22,946
5,594	Northern Emerging Markets Equity Index Fund	59,740
1,685	Oppenheimer Developing Markets Fund Class A	59,828

TOTAL EQUITY MUTUAL FUNDS — 49.97% (Cost $1,382,781)		$ 1,428,980
Account Balance
FIXED INTEREST CONTRACT
103,097 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	103,097

TOTAL FIXED INTEREST CONTRACT — 3.60% (Cost $103,097)		$ 103,097
TOTAL INVESTMENTS — 100.04% (Cost $2,804,394)		$ 2,860,930
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,266)
TOTAL NET ASSETS — 100.00%		$ 2,859,664

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
49,631	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 515,670
282,727	Great-West Bond Index Fund Institutional Class(a)	2,739,622
137,751	Great-West Federated Bond Fund Institutional Class(a)	1,344,453
120,615	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,163,939
109,842	Great-West Putnam High Yield Bond Institutional Class(a)	1,070,954
28,659	Great-West Short Duration Bond Fund Institutional Class(a)	283,155
61,450	Great-West Templeton Global Bond Fund Institutional Class(a)	584,999
101,799	Oppenheimer International Bond Fund Class I	585,342
46,824	PIMCO Real Return Fund Institutional Class	517,871

TOTAL BOND MUTUAL FUNDS — 25.78% (Cost $8,757,904)		$ 8,806,005
EQUITY MUTUAL FUNDS
17,386	AllianzGI NFJ Small-Cap Value Fund Class R6	460,548
15,907	American Century Real Estate Fund Class R6	448,889
29,961	DFA International Real Estate Securities Portfolio Institutional Class	146,809
19,217	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	209,850
81,338	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	836,966
319,286	Great-West International Index Fund Institutional Class(a)	2,978,939
48,087	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	459,708
74,925	Great-West MFS International Growth Fund Institutional Class(a)	671,331
159,497	Great-West MFS International Value Fund Institutional Class(a)	1,636,435
205,205	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,990,486
Shares		Fair Value
Equity Mutual Funds — (continued)
124,114	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,216,321
48,749	Great-West Real Estate Index Fund Institutional Class(a)	448,978
425,009	Great-West S&P 500® Index Fund Institutional Class(a)	4,415,844
191,875	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,901,479
143,253	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,422,503
133,747	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,217,094
97,382	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	854,043
11,639	Invesco Global Real Estate Fund Class R6	146,884
20,247	Invesco International Growth Fund Class R6	672,014
9,570	Invesco Small Cap Discovery Fund Class R6	99,915
15,523	Janus Triton Fund Class N	397,084
96,744	Northern Emerging Markets Equity Index Fund	1,033,226
29,153	Oppenheimer Developing Markets Fund Class A	1,034,932

TOTAL EQUITY MUTUAL FUNDS — 72.32% (Cost $23,922,836)		$ 24,700,278
Account Balance
FIXED INTEREST CONTRACT
658,340 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	658,340

TOTAL FIXED INTEREST CONTRACT — 1.93% (Cost $658,340)		$ 658,340
TOTAL INVESTMENTS — 100.03% (Cost $33,339,080)		$ 34,164,623
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (9,823)
TOTAL NET ASSETS — 100.00%		$ 34,154,800

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
263,418	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,736,915
2,411,862	Great-West Bond Index Fund Institutional Class(a)	23,370,944
1,171,561	Great-West Federated Bond Fund Institutional Class(a)	11,434,436
1,021,196	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,854,539
915,633	Great-West Putnam High Yield Bond Institutional Class(a)	8,927,424
156,547	Great-West Short Duration Bond Fund Institutional Class(a)	1,546,683
510,216	Great-West Templeton Global Bond Fund Institutional Class(a)	4,857,260
842,593	Oppenheimer International Bond Fund Class I	4,844,910
248,448	PIMCO Real Return Fund Institutional Class	2,747,832

TOTAL BOND MUTUAL FUNDS — 37.25% (Cost $71,058,306)		$ 70,320,943
EQUITY MUTUAL FUNDS
84,720	AllianzGI NFJ Small-Cap Value Fund Class R6	2,244,220
63,914	American Century Real Estate Fund Class R6	1,803,653
127,226	DFA International Real Estate Securities Portfolio Institutional Class	623,405
87,076	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	950,875
368,260	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,789,397
1,531,524	Great-West International Index Fund Institutional Class(a)	14,289,119
234,521	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,242,024
357,385	Great-West MFS International Growth Fund Institutional Class(a)	3,202,168
763,397	Great-West MFS International Value Fund Institutional Class(a)	7,832,454
933,276	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	9,052,781
Shares		Fair Value
Equity Mutual Funds — (continued)
562,239	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,509,939
195,819	Great-West Real Estate Index Fund Institutional Class(a)	1,803,494
1,928,394	Great-West S&P 500® Index Fund Institutional Class(a)	20,036,015
869,614	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,617,870
697,225	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,923,446
605,638	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,511,301
442,142	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,877,581
49,363	Invesco Global Real Estate Fund Class R6	622,967
96,703	Invesco International Growth Fund Class R6	3,209,588
45,659	Invesco Small Cap Discovery Fund Class R6	476,675
75,442	Janus Triton Fund Class N	1,929,814
485,861	Northern Emerging Markets Equity Index Fund	5,188,990
146,876	Oppenheimer Developing Markets Fund Class A	5,214,115

TOTAL EQUITY MUTUAL FUNDS — 60.88% (Cost $110,612,306)		$114,951,891
Account Balance
FIXED INTEREST CONTRACT
3,619,975 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,619,975

TOTAL FIXED INTEREST CONTRACT — 1.92% (Cost $3,619,975)		$ 3,619,975
TOTAL INVESTMENTS — 100.05% (Cost $185,290,587)		$188,892,809
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (85,690)
TOTAL NET ASSETS — 100.00%		$188,807,119

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
983,763	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 10,221,303
9,034,946	Great-West Bond Index Fund Institutional Class(a)	87,548,632
4,413,071	Great-West Federated Bond Fund Institutional Class(a)	43,071,570
3,829,339	Great-West Loomis Sayles Bond Fund Institutional Class(a)	36,953,117
3,423,763	Great-West Putnam High Yield Bond Institutional Class(a)	33,381,685
572,674	Great-West Short Duration Bond Fund Institutional Class(a)	5,658,023
1,903,647	Great-West Templeton Global Bond Fund Institutional Class(a)	18,122,715
3,154,977	Oppenheimer International Bond Fund Class I	18,141,120
928,109	PIMCO Real Return Fund Institutional Class	10,264,886

TOTAL BOND MUTUAL FUNDS — 16.77% (Cost $264,356,038)		$ 263,363,051
EQUITY MUTUAL FUNDS
953,010	AllianzGI NFJ Small-Cap Value Fund Class R6	25,245,224
742,860	American Century Real Estate Fund Class R6	20,963,520
1,476,003	DFA International Real Estate Securities Portfolio Institutional Class	7,232,415
981,894	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,722,285
4,147,440	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	42,677,160
17,233,490	Great-West International Index Fund Institutional Class(a)	160,788,457
2,639,937	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,237,796
4,048,583	Great-West MFS International Growth Fund Institutional Class(a)	36,275,301
8,583,517	Great-West MFS International Value Fund Institutional Class(a)	88,066,887
10,476,769	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	101,624,658
Shares		Fair Value
Equity Mutual Funds — (continued)
6,335,376	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 62,086,690
2,276,559	Great-West Real Estate Index Fund Institutional Class(a)	20,967,104
21,691,497	Great-West S&P 500® Index Fund Institutional Class(a)	225,374,655
9,773,042	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	96,850,848
7,818,306	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	77,635,782
6,822,550	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	62,085,202
4,965,335	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	43,545,986
573,262	Invesco Global Real Estate Fund Class R6	7,234,563
1,093,682	Invesco International Growth Fund Class R6	36,299,308
514,087	Invesco Small Cap Discovery Fund Class R6	5,367,068
849,227	Janus Triton Fund Class N	21,723,219
5,469,226	Northern Emerging Markets Equity Index Fund	58,411,339
1,652,426	Oppenheimer Developing Markets Fund Class A	58,661,138

TOTAL EQUITY MUTUAL FUNDS — 82.44% (Cost $1,228,364,303)		$ 1,295,076,605
Account Balance
FIXED INTEREST CONTRACT
13,200,870 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,200,870

TOTAL FIXED INTEREST CONTRACT — 0.84% (Cost $13,200,870)		$ 13,200,870
TOTAL INVESTMENTS — 100.05% (Cost $1,505,921,211)		$ 1,571,640,526
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (731,323)
TOTAL NET ASSETS — 100.00%		$ 1,570,909,203

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
422	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 4,387
7,668	Great-West Bond Index Fund Institutional Class(a)	74,299
3,736	Great-West Federated Bond Fund Institutional Class(a)	36,463
3,238	Great-West Loomis Sayles Bond Fund Institutional Class(a)	31,243
2,846	Great-West Putnam High Yield Bond Institutional Class(a)	27,746
249	Great-West Short Duration Bond Fund Institutional Class(a)	2,461
1,584	Great-West Templeton Global Bond Fund Institutional Class(a)	15,084
2,617	Oppenheimer International Bond Fund Class I	15,046
398	PIMCO Real Return Fund Institutional Class	4,405

TOTAL BOND MUTUAL FUNDS — 27.41% (Cost $209,582)		$ 211,134
EQUITY MUTUAL FUNDS
426	AllianzGI NFJ Small-Cap Value Fund Class R6	11,290
266	American Century Real Estate Fund Class R6	7,513
550	DFA International Real Estate Securities Portfolio Institutional Class	2,693
406	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,436
1,733	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	17,835
7,556	Great-West International Index Fund Institutional Class(a)	70,494
1,184	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,317
1,774	Great-West MFS International Growth Fund Institutional Class(a)	15,897
3,773	Great-West MFS International Value Fund Institutional Class(a)	38,713
4,351	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	42,208
Shares		Fair Value
Equity Mutual Funds — (continued)
2,634	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 25,813
816	Great-West Real Estate Index Fund Institutional Class(a)	7,515
9,044	Great-West S&P 500® Index Fund Institutional Class(a)	93,965
4,079	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	40,422
3,507	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	34,825
2,836	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	25,807
2,062	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	18,081
214	Invesco Global Real Estate Fund Class R6	2,695
479	Invesco International Growth Fund Class R6	15,913
230	Invesco Small Cap Discovery Fund Class R6	2,405
377	Janus Triton Fund Class N	9,656
2,530	Northern Emerging Markets Equity Index Fund	27,023
763	Oppenheimer Developing Markets Fund Class A	27,070

TOTAL EQUITY MUTUAL FUNDS — 71.88% (Cost $535,635)		$ 553,586
Account Balance
FIXED INTEREST CONTRACT
5,768 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,768

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $5,768)		$ 5,768
TOTAL INVESTMENTS — 100.04% (Cost $750,985)		$ 770,488
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (335)
TOTAL NET ASSETS — 100.00%		$ 770,153

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,107	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 63,456
111,242	Great-West Bond Index Fund Institutional Class(a)	1,077,930
54,337	Great-West Federated Bond Fund Institutional Class(a)	530,332
46,929	Great-West Loomis Sayles Bond Fund Institutional Class(a)	452,867
41,186	Great-West Putnam High Yield Bond Institutional Class(a)	401,558
3,501	Great-West Short Duration Bond Fund Institutional Class(a)	34,594
22,778	Great-West Templeton Global Bond Fund Institutional Class(a)	216,850
37,724	Oppenheimer International Bond Fund Class I	216,910
5,759	PIMCO Real Return Fund Institutional Class	63,690

TOTAL BOND MUTUAL FUNDS — 10.60% (Cost $3,051,346)		$ 3,058,187
EQUITY MUTUAL FUNDS
19,734	AllianzGI NFJ Small-Cap Value Fund Class R6	522,760
13,734	American Century Real Estate Fund Class R6	387,573
28,229	DFA International Real Estate Securities Portfolio Institutional Class	138,323
18,845	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	205,786
79,821	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	821,361
349,679	Great-West International Index Fund Institutional Class(a)	3,262,505
54,688	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	522,819
81,905	Great-West MFS International Growth Fund Institutional Class(a)	733,866
174,686	Great-West MFS International Value Fund Institutional Class(a)	1,792,278
201,685	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,956,346
Shares		Fair Value
Equity Mutual Funds — (continued)
121,922	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,194,838
42,103	Great-West Real Estate Index Fund Institutional Class(a)	387,767
417,270	Great-West S&P 500® Index Fund Institutional Class(a)	4,335,435
188,342	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,866,473
161,792	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,606,594
131,191	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,193,839
95,320	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	835,956
10,960	Invesco Global Real Estate Fund Class R6	138,311
22,126	Invesco International Growth Fund Class R6	734,363
10,845	Invesco Small Cap Discovery Fund Class R6	113,220
17,522	Janus Triton Fund Class N	448,211
117,287	Northern Emerging Markets Equity Index Fund	1,252,624
35,344	Oppenheimer Developing Markets Fund Class A	1,254,709

TOTAL EQUITY MUTUAL FUNDS — 89.15% (Cost $24,480,833)		$ 25,705,957
Account Balance
FIXED INTEREST CONTRACT
80,694 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	80,694

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $80,694)		$ 80,694
TOTAL INVESTMENTS — 100.03% (Cost $27,612,873)		$ 28,844,838
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (9,336)
TOTAL NET ASSETS — 100.00%		$ 28,835,502

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,547	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 78,419
883,786	Great-West Bond Index Fund Institutional Class(a)	8,563,888
431,391	Great-West Federated Bond Fund Institutional Class(a)	4,210,376
371,644	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,586,364
321,720	Great-West Putnam High Yield Bond Institutional Class(a)	3,136,769
4,531	Great-West Short Duration Bond Fund Institutional Class(a)	44,768
178,615	Great-West Templeton Global Bond Fund Institutional Class(a)	1,700,411
295,061	Oppenheimer International Bond Fund Class I	1,696,603
7,120	PIMCO Real Return Fund Institutional Class	78,745

TOTAL BOND MUTUAL FUNDS — 20.62% (Cost $23,340,716)		$ 23,096,343
EQUITY MUTUAL FUNDS
70,879	AllianzGI NFJ Small-Cap Value Fund Class R6	1,877,591
39,555	American Century Real Estate Fund Class R6	1,116,249
84,544	DFA International Real Estate Securities Portfolio Institutional Class	414,264
62,996	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	687,920
268,961	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,767,611
1,240,866	Great-West International Index Fund Institutional Class(a)	11,577,276
196,345	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,877,062
290,676	Great-West MFS International Growth Fund Institutional Class(a)	2,604,453
619,383	Great-West MFS International Value Fund Institutional Class(a)	6,354,872
677,587	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,572,593
Shares		Fair Value
Equity Mutual Funds — (continued)
410,552	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,023,411
121,252	Great-West Real Estate Index Fund Institutional Class(a)	1,116,734
1,408,069	Great-West S&P 500® Index Fund Institutional Class(a)	14,629,834
635,175	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,294,583
582,251	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,781,750
441,993	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,022,138
320,568	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,811,380
32,852	Invesco Global Real Estate Fund Class R6	414,596
78,544	Invesco International Growth Fund Class R6	2,606,878
38,995	Invesco Small Cap Discovery Fund Class R6	407,106
62,912	Janus Triton Fund Class N	1,609,285
436,320	Northern Emerging Markets Equity Index Fund	4,659,895
131,590	Oppenheimer Developing Markets Fund Class A	4,671,437

TOTAL EQUITY MUTUAL FUNDS — 79.34% (Cost $85,459,688)		$ 88,898,918
Account Balance
FIXED INTEREST CONTRACT
100,689 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	100,689

TOTAL FIXED INTEREST CONTRACT — 0.09% (Cost $100,689)		$ 100,689
TOTAL INVESTMENTS — 100.05% (Cost $108,901,093)		$112,095,950
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (51,414)
TOTAL NET ASSETS — 100.00%		$112,044,536

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
25,195	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 261,772
2,691,393	Great-West Bond Index Fund Institutional Class(a)	26,079,598
1,313,828	Great-West Federated Bond Fund Institutional Class(a)	12,822,959
1,130,271	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,907,112
976,529	Great-West Putnam High Yield Bond Institutional Class(a)	9,521,164
8,828	Great-West Short Duration Bond Fund Institutional Class(a)	87,224
541,671	Great-West Templeton Global Bond Fund Institutional Class(a)	5,156,704
898,224	Oppenheimer International Bond Fund Class I	5,164,790
23,768	PIMCO Real Return Fund Institutional Class	262,872

TOTAL BOND MUTUAL FUNDS — 8.06% (Cost $70,646,390)		$ 70,264,195
EQUITY MUTUAL FUNDS
630,877	AllianzGI NFJ Small-Cap Value Fund Class R6	16,711,918
421,428	American Century Real Estate Fund Class R6	11,892,697
907,988	DFA International Real Estate Securities Portfolio Institutional Class	4,449,141
568,686	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,210,049
2,402,749	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	24,724,289
11,142,521	Great-West International Index Fund Institutional Class(a)	103,959,723
1,747,793	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,708,901
2,606,594	Great-West MFS International Growth Fund Institutional Class(a)	23,355,078
5,550,966	Great-West MFS International Value Fund Institutional Class(a)	56,952,913
6,083,935	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	59,014,171
Shares		Fair Value
Equity Mutual Funds — (continued)
3,676,208	Great-West Putnam Equity Income Fund Institutional Class(a)	$36,026,840
1,291,406	Great-West Real Estate Index Fund Institutional Class(a)	11,893,852
12,593,283	Great-West S&P 500® Index Fund Institutional Class(a)	130,844,214
5,676,653	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	56,255,632
5,190,902	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	51,545,661
3,958,862	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	36,025,645
2,885,260	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,303,733
352,652	Invesco Global Real Estate Fund Class R6	4,450,466
704,125	Invesco International Growth Fund Class R6	23,369,921
343,833	Invesco Small Cap Discovery Fund Class R6	3,589,615
563,249	Janus Triton Fund Class N	14,407,913
3,913,391	Northern Emerging Markets Equity Index Fund	41,795,011
1,182,660	Oppenheimer Developing Markets Fund Class A	41,984,424

TOTAL EQUITY MUTUAL FUNDS — 91.96% (Cost $765,992,508)		$801,471,807
Account Balance
FIXED INTEREST CONTRACT
261,647 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	261,647

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $261,647)		$ 261,647
TOTAL INVESTMENTS — 100.05% (Cost $836,900,545)		$871,997,649
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (407,535)
TOTAL NET ASSETS — 100.00%		$871,590,114

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,058	Great-West Bond Index Fund Institutional Class(a)	$ 29,632
1,491	Great-West Federated Bond Fund Institutional Class(a)	14,556
1,283	Great-West Loomis Sayles Bond Fund Institutional Class(a)	12,383
1,106	Great-West Putnam High Yield Bond Institutional Class(a)	10,783
641	Great-West Templeton Global Bond Fund Institutional Class(a)	6,104
1,064	Oppenheimer International Bond Fund Class I	6,117

TOTAL BOND MUTUAL FUNDS — 16.83% (Cost $79,369)		$ 79,575
EQUITY MUTUAL FUNDS
322	AllianzGI NFJ Small-Cap Value Fund Class R6	8,527
170	American Century Real Estate Fund Class R6	4,789
386	DFA International Real Estate Securities Portfolio Institutional Class	1,891
270	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,952
1,148	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	11,814
5,603	Great-West International Index Fund Institutional Class(a)	52,281
894	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	8,548
1,312	Great-West MFS International Growth Fund Institutional Class(a)	11,761
2,801	Great-West MFS International Value Fund Institutional Class(a)	28,738
2,895	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	28,079
Shares		Fair Value
Equity Mutual Funds — (continued)
1,756	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 17,205
520	Great-West Real Estate Index Fund Institutional Class(a)	4,791
6,012	Great-West S&P 500® Index Fund Institutional Class(a)	62,461
2,711	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	26,863
2,650	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	26,312
1,891	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	17,205
1,374	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,049
150	Invesco Global Real Estate Fund Class R6	1,891
354	Invesco International Growth Fund Class R6	11,765
177	Invesco Small Cap Discovery Fund Class R6	1,852
286	Janus Triton Fund Class N	7,331
2,075	Northern Emerging Markets Equity Index Fund	22,157
625	Oppenheimer Developing Markets Fund Class A	22,175

TOTAL EQUITY MUTUAL FUNDS — 83.21% (Cost $383,300)		$ 393,437
TOTAL INVESTMENTS — 100.04% (Cost $462,669)		$ 473,012
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (205)
TOTAL NET ASSETS — 100.00%		$ 472,807

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
31,238	Great-West Bond Index Fund Institutional Class(a)	$ 302,692
15,224	Great-West Federated Bond Fund Institutional Class(a)	148,589
13,106	Great-West Loomis Sayles Bond Fund Institutional Class(a)	126,476
11,283	Great-West Putnam High Yield Bond Institutional Class(a)	110,013
6,550	Great-West Templeton Global Bond Fund Institutional Class(a)	62,360
10,833	Oppenheimer International Bond Fund Class I	62,288

TOTAL BOND MUTUAL FUNDS — 7.32% (Cost $808,806)		$ 812,418
EQUITY MUTUAL FUNDS
8,365	AllianzGI NFJ Small-Cap Value Fund Class R6	221,592
5,410	American Century Real Estate Fund Class R6	152,673
12,222	DFA International Real Estate Securities Portfolio Institutional Class	59,890
7,058	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	77,076
29,857	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	307,230
145,153	Great-West International Index Fund Institutional Class(a)	1,354,277
23,210	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	221,888
33,970	Great-West MFS International Growth Fund Institutional Class(a)	304,373
72,425	Great-West MFS International Value Fund Institutional Class(a)	743,084
75,318	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	730,588
Shares		Fair Value
Equity Mutual Funds — (continued)
45,532	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 446,213
16,582	Great-West Real Estate Index Fund Institutional Class(a)	152,720
156,192	Great-West S&P 500® Index Fund Institutional Class(a)	1,622,829
70,474	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	698,393
68,780	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	682,985
48,998	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	445,876
35,660	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	312,736
4,749	Invesco Global Real Estate Fund Class R6	59,929
9,178	Invesco International Growth Fund Class R6	304,628
4,606	Invesco Small Cap Discovery Fund Class R6	48,088
7,441	Janus Triton Fund Class N	190,345
53,628	Northern Emerging Markets Equity Index Fund	572,741
16,166	Oppenheimer Developing Markets Fund Class A	573,899

TOTAL EQUITY MUTUAL FUNDS — 92.71% (Cost $9,916,214)		$ 10,284,053
TOTAL INVESTMENTS — 100.03% (Cost $10,725,020)		$ 11,096,471
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (3,011)
TOTAL NET ASSETS — 100.00%		$ 11,093,460

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
238,263	Great-West Bond Index Fund Institutional Class(a)	$2,308,772
116,039	Great-West Federated Bond Fund Institutional Class(a)	1,132,542
100,235	Great-West Loomis Sayles Bond Fund Institutional Class(a)	967,263
86,569	Great-West Putnam High Yield Bond Institutional Class(a)	844,047
53,392	Great-West Templeton Global Bond Fund Institutional Class(a)	508,290
88,168	Oppenheimer International Bond Fund Class I	506,966

TOTAL BOND MUTUAL FUNDS — 15.49% (Cost $6,278,746)		$ 6,267,880
EQUITY MUTUAL FUNDS
28,851	AllianzGI NFJ Small-Cap Value Fund Class R6	764,257
14,827	American Century Real Estate Fund Class R6	418,422
34,694	DFA International Real Estate Securities Portfolio Institutional Class	170,000
22,755	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	248,487
96,727	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	995,325
495,056	Great-West International Index Fund Institutional Class(a)	4,618,874
79,946	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	764,282
115,869	Great-West MFS International Growth Fund Institutional Class(a)	1,038,184
247,035	Great-West MFS International Value Fund Institutional Class(a)	2,534,575
243,743	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,364,308
Shares		Fair Value
Equity Mutual Funds — (continued)
147,554	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,446,030
45,451	Great-West Real Estate Index Fund Institutional Class(a)	418,602
504,750	Great-West S&P 500® Index Fund Institutional Class(a)	5,244,349
228,173	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,261,194
237,173	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,355,124
158,682	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,444,010
115,265	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,010,875
13,464	Invesco Global Real Estate Fund Class R6	169,914
31,297	Invesco International Growth Fund Class R6	1,038,753
15,648	Invesco Small Cap Discovery Fund Class R6	163,368
25,579	Janus Triton Fund Class N	654,317
191,404	Northern Emerging Markets Equity Index Fund	2,044,200
57,695	Oppenheimer Developing Markets Fund Class A	2,048,178

TOTAL EQUITY MUTUAL FUNDS — 84.55% (Cost $32,768,488)		$ 34,215,628
TOTAL INVESTMENTS — 100.04% (Cost $39,047,234)		$ 40,483,508
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,182)
TOTAL NET ASSETS — 100.00%		$ 40,465,326

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
836,230	Great-West Bond Index Fund Institutional Class(a)	$ 8,103,073
407,164	Great-West Federated Bond Fund Institutional Class(a)	3,973,923
350,328	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,380,660
302,303	Great-West Putnam High Yield Bond Institutional Class(a)	2,947,452
187,914	Great-West Templeton Global Bond Fund Institutional Class(a)	1,788,938
311,232	Oppenheimer International Bond Fund Class I	1,789,586

TOTAL BOND MUTUAL FUNDS — 7.04% (Cost $22,050,046)		$ 21,983,632
EQUITY MUTUAL FUNDS
242,135	AllianzGI NFJ Small-Cap Value Fund Class R6	6,414,161
153,628	American Century Real Estate Fund Class R6	4,335,391
364,120	DFA International Real Estate Securities Portfolio Institutional Class	1,784,186
192,738	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,104,700
813,813	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	8,374,134
4,173,348	Great-West International Index Fund Institutional Class(a)	38,937,334
670,776	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,412,616
978,681	Great-West MFS International Growth Fund Institutional Class(a)	8,768,982
2,079,402	Great-West MFS International Value Fund Institutional Class(a)	21,334,666
2,053,877	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	19,922,611
Shares		Fair Value
Equity Mutual Funds — (continued)
1,242,015	Great-West Putnam Equity Income Fund Institutional Class(a)	$12,171,752
470,785	Great-West Real Estate Index Fund Institutional Class(a)	4,335,933
4,263,710	Great-West S&P 500® Index Fund Institutional Class(a)	44,299,945
1,921,209	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	19,039,183
1,989,093	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	19,751,691
1,337,093	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,167,547
974,103	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,542,886
141,434	Invesco Global Real Estate Fund Class R6	1,784,899
264,771	Invesco International Growth Fund Class R6	8,787,760
132,576	Invesco Small Cap Discovery Fund Class R6	1,384,090
215,672	Janus Triton Fund Class N	5,516,881
1,614,477	Northern Emerging Markets Equity Index Fund	17,242,616
487,482	Oppenheimer Developing Markets Fund Class A	17,305,594

TOTAL EQUITY MUTUAL FUNDS — 93.01% (Cost $279,453,494)		$290,719,558
TOTAL INVESTMENTS — 100.05% (Cost $301,503,540)		$312,703,190
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (143,006)
TOTAL NET ASSETS — 100.00%		$312,560,184

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets,and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2017:
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Beginning Balance, January 01, 2017	$11,581,560	$74,322,039
Total interest received	43,025	279,132
Purchases	287,588	3,821,308
Sales	(492,185)	(3,035,908)
Ending Balance, March 31, 2017	$11,419,988	$75,386,571
	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Beginning Balance, January 01, 2017	$ 53,775	$ 845,568
Total interest received	324	6,437
Purchases	85,782	1,505,902
Sales	(8,371)	(374,272)
Ending Balance, March 31, 2017	$131,510	$1,983,635

March 31, 2017

	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Beginning Balance, January 01, 2017	$12,578,900	$62,154,839
Total interest received	47,103	234,629
Purchases	537,191	2,832,454
Sales	(688,302)	(1,398,367)
Ending Balance, March 31, 2017	$12,474,892	$63,823,555
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Beginning Balance, January 01, 2017	$ 55,309	$288,421
Total interest received	326	2,041
Purchases	65,528	426,806
Sales	(18,066)	(58,928)
Ending Balance, March 31, 2017	$103,097	$658,340
	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Beginning Balance, January 01, 2017	$3,549,436	$12,646,756
Total interest received	13,411	48,143
Purchases	213,344	786,290
Sales	(156,216)	(280,319)
Ending Balance, March 31, 2017	$3,619,975	$13,200,870
	Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Beginning Balance, January 01, 2017	$ 3,218	$48,237
Total interest received	19	252
Purchases	4,229	34,847
Sales	(1,698)	(2,642)
Ending Balance, March 31, 2017	$ 5,768	$80,694
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$ 97,007	$251,052
Total interest received	370	957
Purchases	7,238	17,439
Sales	(3,926)	(7,801)
Ending Balance, March 31, 2017	$100,689	$261,647
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:

March 31, 2017

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$116,851,768	$2,319,717	$(4,474,144)	$(2,154,427)
Great-West Lifetime 2015 Fund	1,004,628,250	32,042,870	(29,478,265)	2,564,605
Great-West Lifetime Conservative 2020 Fund	1,699,962	21,741	(6,993)	14,748
Great-West Lifetime 2020 Fund	35,551,724	753,432	(155,358)	598,074
Great-West Lifetime Conservative 2025 Fund	226,086,162	5,786,300	(8,143,677)	(2,357,377)
Great-West Lifetime 2025 Fund	1,762,033,555	76,013,813	(49,221,570)	26,792,243
Great-West Lifetime Conservative 2030 Fund	2,823,761	57,430	(20,261)	37,169
Great-West Lifetime 2030 Fund	33,374,965	929,322	(139,664)	789,658
Great-West Lifetime Conservative 2035 Fund	189,205,811	6,354,983	(6,667,985)	(313,002)
Great-West Lifetime 2035 Fund	1,526,382,568	87,361,878	(42,103,920)	45,257,958
Great-West Lifetime Conservative 2040 Fund	752,638	20,619	(2,769)	17,850
Great-West Lifetime 2040 Fund	27,626,558	1,344,777	(126,497)	1,218,280
Great-West Lifetime Conservative 2045 Fund	111,131,234	4,612,266	(3,647,550)	964,716
Great-West Lifetime 2045 Fund	848,915,136	47,644,412	(24,561,899)	23,082,513
Great-West Lifetime Conservative 2050 Fund	464,385	10,944	(2,317)	8,627
Great-West Lifetime 2050 Fund	10,742,966	402,738	(49,233)	353,505
Great-West Lifetime Conservative 2055 Fund	40,527,211	1,414,892	(1,458,595)	(43,703)
Great-West Lifetime 2055 Fund	305,959,935	15,318,458	(8,575,203)	6,743,255
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	28,509	$ 313,401	$ 5,593	$ 27,226	$ 2,729	$ —	$ 311,319
Great-West Bond Index Fund Institutional Class	1,657,190	16,291,259	537,521	811,340	(5,312)	80,194	16,058,175
Great-West Federated Bond Fund Institutional Class	808,681	8,005,172	239,333	394,523	7,534	49,821	7,892,724
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	121,888	1,265,455	29,240	85,781	1,753	—	1,254,227
Great-West International Index Fund Institutional Class	403,247	3,834,135	30,842	428,480	(33,468)	—	3,762,295
Great-West Life & Annuity Contract	11,418,988	11,581,560	287,588	492,185	—	43,025	11,418,988

March 31, 2017

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Loomis Sayles Bond Fund Institutional Class	731,179	$ 7,145,350	$105,783	$417,254	$ (33,953)	$ —	$ 7,055,874
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	58,029	557,501	24,180	30,389	(617)	—	554,759
Great-West MFS International Growth Fund Institutional Class	94,122	859,805	5,711	101,180	(11,713)	—	843,334
Great-West MFS International Value Fund Institutional Class	201,343	2,114,685	22,299	218,951	931	—	2,065,783
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	309,921	3,041,487	31,861	378,241	(22,127)	—	3,006,228
Great-West Putnam Equity Income Fund Institutional Class	187,347	1,857,530	43,726	163,312	(9,068)	—	1,836,000
Great-West Putnam High Yield Bond Institutional Class	734,965	7,238,479	135,856	376,868	(17,873)	—	7,165,910
Great-West Real Estate Index Fund Institutional Class	109,033	1,011,810	72,059	79,559	(1,839)	—	1,004,191
Great-West S&P 500® Index Fund Institutional Class	640,080	6,733,299	134,436	528,307	89,213	—	6,650,433
Great-West S&P Mid Cap 400® Index Fund Institutional Class	289,368	2,890,959	64,232	190,620	8,823	—	2,867,640
Great-West S&P Small Cap 600® Index Fund Institutional Class	171,186	1,706,530	66,908	94,536	(485)	—	1,699,873
Great-West Short Duration Bond Fund Institutional Class	495,406	4,960,526	129,984	219,463	(3,074)	20,342	4,894,615
Great-West T. Rowe Price Equity Income Fund Institutional Class	201,452	1,857,589	52,817	161,130	(20,105)	—	1,833,215
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	146,254	1,300,247	9,038	151,297	(21,947)	—	1,282,650
Great-West Templeton Global Bond Fund Institutional Class	425,981	4,087,736	133,575	366,507	(35,904)	—	4,055,336
					$(106,502)	$193,382	$87,513,569
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	388,816	$ 4,146,112	$ 171,652	$ 340,299	$ 30,494	$ —	$ 4,245,868
Great-West Bond Index Fund Institutional Class	11,456,511	109,554,060	5,859,428	4,673,431	(36,236)	552,318	111,013,593
Great-West Federated Bond Fund Institutional Class	5,600,416	53,910,947	2,808,167	2,385,952	12,097	343,727	54,660,058
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,638,421	16,530,931	871,713	1,179,970	(12,452)	—	16,859,356
Great-West International Index Fund Institutional Class	5,426,134	50,034,659	1,504,975	5,014,286	(252,740)	—	50,625,830
Great-West Life & Annuity Contract	75,386,571	74,322,039	3,821,308	3,035,908	—	279,132	75,386,571
Great-West Loomis Sayles Bond Fund Institutional Class	5,030,630	47,847,960	1,886,564	2,690,724	(229,691)	—	48,545,577

March 31, 2017

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	772,415	$ 7,231,853	$ 551,408	$ 460,725	$ (21,956)	$ —	$ 7,384,289
Great-West MFS International Growth Fund Institutional Class	1,266,714	11,218,589	335,760	1,266,172	(175,731)	—	11,349,752
Great-West MFS International Value Fund Institutional Class	2,699,529	27,500,015	897,878	2,647,804	1,624	—	27,697,172
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,135,994	39,299,539	1,100,787	4,030,747	20,496	—	40,119,143
Great-West Putnam Equity Income Fund Institutional Class	2,496,643	24,055,107	1,064,656	1,803,923	6,194	—	24,467,102
Great-West Putnam High Yield Bond Institutional Class	4,986,544	47,850,791	2,270,815	2,618,255	(106,238)	—	48,618,809
Great-West Real Estate Index Fund Institutional Class	1,381,152	12,549,329	1,185,875	1,080,363	(84,520)	—	12,720,413
Great-West S&P 500® Index Fund Institutional Class	8,577,857	87,499,783	3,287,176	4,865,056	2,029,537	—	89,123,936
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,859,976	37,524,006	1,983,811	2,479,843	250,772	—	38,252,358
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,282,147	22,138,857	1,651,770	1,407,144	2,465	—	22,661,719
Great-West Short Duration Bond Fund Institutional Class	3,270,608	31,859,021	1,700,723	1,404,933	(27,750)	133,869	32,313,603
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,689,832	24,044,438	1,137,589	1,743,187	(207,639)	—	24,477,470
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,964,065	16,909,720	520,925	1,773,500	(217,093)	—	17,224,852
Great-West Templeton Global Bond Fund Institutional Class	2,883,290	26,965,326	1,287,791	2,129,014	(226,719)	—	27,448,917
					$ 754,914	$1,309,046	$785,196,388
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	494	$ 2,146	$ 3,345	$ 272	$ 25	$ —	$ 5,400
Great-West Bond Index Fund Institutional Class	26,350	105,178	167,687	18,603	(674)	1,347	255,329
Great-West Federated Bond Fund Institutional Class	12,846	51,483	82,237	8,820	(187)	835	125,376
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,091	8,830	13,572	1,122	76	—	21,522
Great-West International Index Fund Institutional Class	7,271	28,287	42,109	5,755	259	—	67,836
Great-West Life & Annuity Contract	131,510	53,775	85,782	8,371	—	324	131,510
Great-West Loomis Sayles Bond Fund Institutional Class	11,478	45,753	70,736	7,368	(47)	—	110,761
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,078	4,278	6,600	521	19	—	10,308

March 31, 2017

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West MFS International Growth Fund Institutional Class	1,709	$ 6,348	$ 9,540	$ 1,318	$ 71	$ —	$ 15,314
Great-West MFS International Value Fund Institutional Class	3,617	15,510	23,146	3,296	47	—	37,111
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,258	21,041	30,754	3,298	112	—	51,007
Great-West Putnam Equity Income Fund Institutional Class	3,185	12,796	19,642	1,700	94	—	31,216
Great-West Putnam High Yield Bond Institutional Class	11,135	44,715	69,656	6,888	(6)	—	108,562
Great-West Real Estate Index Fund Institutional Class	1,675	6,761	9,893	1,248	(119)	—	15,429
Great-West S&P 500® Index Fund Institutional Class	10,927	46,937	70,401	6,568	273	—	113,536
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,950	20,520	30,674	2,840	80	—	49,050
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,179	13,113	20,067	1,778	67	—	31,563
Great-West Short Duration Bond Fund Institutional Class	5,708	23,115	36,846	3,610	(48)	248	56,398
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,430	13,147	19,542	1,900	35	—	31,209
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,490	9,344	13,128	1,598	(27)	—	21,834
Great-West Templeton Global Bond Fund Institutional Class	6,375	24,371	38,742	3,777	229	—	60,690
					$ 279	$2,754	$1,350,961
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	15,233	$ 70,614	$ 125,451	$ 35,623	$ 3,935	$ —	$ 166,348
Great-West Bond Index Fund Institutional Class	414,326	1,715,405	3,056,896	799,900	(31,474)	20,269	4,014,823
Great-West Federated Bond Fund Institutional Class	201,790	840,819	1,496,234	385,311	(8,582)	12,569	1,969,468
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	65,342	286,279	516,582	136,635	12,132	—	672,373
Great-West International Index Fund Institutional Class	229,942	916,572	1,566,731	452,539	9,666	—	2,145,362
Great-West Life & Annuity Contract	1,983,635	845,568	1,505,902	374,272	—	6,437	1,983,635
Great-West Loomis Sayles Bond Fund Institutional Class	179,361	738,741	1,299,086	342,810	(2,002)	—	1,730,836
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	33,300	136,386	252,730	66,614	5,096	—	318,345
Great-West MFS International Growth Fund Institutional Class	54,022	206,779	353,897	102,444	2,716	—	484,032

March 31, 2017

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West MFS International Value Fund Institutional Class	115,065	$ 504,539	$ 866,670	$261,747	$ (232)	$ —	$ 1,180,568
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	164,643	679,080	1,171,511	361,579	11,153	—	1,597,033
Great-West Putnam Equity Income Fund Institutional Class	99,899	416,611	738,048	197,814	13,416	—	979,011
Great-West Putnam High Yield Bond Institutional Class	171,671	714,428	1,266,857	329,686	2,967	—	1,673,792
Great-West Real Estate Index Fund Institutional Class	49,981	205,317	359,850	113,564	(9,390)	—	460,328
Great-West S&P 500® Index Fund Institutional Class	342,116	1,512,820	2,647,805	742,667	34,044	—	3,554,586
Great-West S&P Mid Cap 400® Index Fund Institutional Class	153,948	654,062	1,174,980	329,813	17,728	—	1,525,629
Great-West S&P Small Cap 600® Index Fund Institutional Class	98,417	418,050	772,579	210,852	16,296	—	977,280
Great-West Short Duration Bond Fund Institutional Class	85,941	362,113	644,897	162,098	(1,917)	3,571	849,093
Great-West T. Rowe Price Equity Income Fund Institutional Class	107,571	420,521	739,690	205,576	5,770	—	978,899
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	78,260	297,822	506,540	163,490	(2,276)	—	686,343
Great-West Templeton Global Bond Fund Institutional Class	97,980	396,555	704,066	195,307	12,663	—	932,766
					$ 91,709	$42,846	$28,880,550
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	74,488	$ 809,091	$ 18,708	$ 66,448	$ 6,067	$ —	$ 813,406
Great-West Bond Index Fund Institutional Class	3,506,453	34,299,117	1,749,968	2,138,156	8,571	169,759	33,977,535
Great-West Federated Bond Fund Institutional Class	1,708,486	16,819,382	764,215	1,010,389	5,071	105,258	16,674,826
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	312,745	3,215,266	94,635	210,597	2,639	—	3,218,149
Great-West International Index Fund Institutional Class	1,155,934	10,893,552	162,311	1,194,556	(89,309)	—	10,784,862
Great-West Life & Annuity Contract	12,474,892	12,578,900	537,191	688,302	—	47,103	12,474,892
Great-West Loomis Sayles Bond Fund Institutional Class	1,510,704	14,675,393	380,583	945,842	(77,986)	—	14,578,299
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	171,773	1,642,127	97,108	116,918	(10,825)	—	1,642,152
Great-West MFS International Growth Fund Institutional Class	270,801	2,453,197	38,853	300,051	(41,553)	—	2,426,382
Great-West MFS International Value Fund Institutional Class	574,902	5,986,165	136,620	644,425	2,511	—	5,898,491

March 31, 2017

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	787,686	$ 7,641,772	$ 71,025	$ 762,010	$ 42,019	$ —	$ 7,640,556
Great-West Putnam Equity Income Fund Institutional Class	474,850	4,676,131	127,315	376,361	495	—	4,653,530
Great-West Putnam High Yield Bond Institutional Class	1,420,709	13,864,407	425,743	748,457	(17,972)	—	13,851,914
Great-West Real Estate Index Fund Institutional Class	222,494	2,052,486	174,594	178,056	(3,437)	—	2,049,170
Great-West S&P 500® Index Fund Institutional Class	1,630,973	17,017,090	384,184	1,164,332	313,791	—	16,945,810
Great-West S&P Mid Cap 400® Index Fund Institutional Class	734,411	7,286,342	217,122	477,110	34,760	—	7,278,013
Great-West S&P Small Cap 600® Index Fund Institutional Class	510,848	5,059,112	300,980	351,477	(1,573)	—	5,072,724
Great-West Short Duration Bond Fund Institutional Class	540,092	5,378,879	232,959	302,406	(4,073)	22,186	5,336,107
Great-West T. Rowe Price Equity Income Fund Institutional Class	512,314	4,677,238	171,886	387,532	(37,694)	—	4,662,060
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	373,382	3,283,343	30,124	335,987	(35,662)	—	3,274,558
Great-West Templeton Global Bond Fund Institutional Class	805,098	7,646,585	328,367	687,668	(65,971)	—	7,664,532
					$ 29,869	$344,306	$180,917,968
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	870,704	$ 9,124,735	$ 303,389	$ 519,806	$ 63,898	$ —	$ 9,508,086
Great-West Bond Index Fund Institutional Class	18,667,735	176,718,102	8,498,569	4,702,325	2,517	899,223	180,890,353
Great-West Federated Bond Fund Institutional Class	9,094,608	86,592,855	4,007,219	2,339,864	38,484	557,697	88,763,374
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,689,805	36,718,408	1,712,631	1,792,395	60,314	—	37,968,088
Great-West International Index Fund Institutional Class	13,781,783	125,535,415	3,215,795	8,714,652	1,142,871	—	128,584,032
Great-West Life & Annuity Contract	63,823,555	62,154,839	2,832,454	1,398,367	—	234,629	63,823,555
Great-West Loomis Sayles Bond Fund Institutional Class	8,012,700	75,418,511	2,601,824	2,957,672	(252,117)	—	77,322,555
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,042,657	18,903,904	1,324,048	870,062	(72,105)	—	19,527,802
Great-West MFS International Growth Fund Institutional Class	3,232,612	28,269,960	711,412	2,334,921	(76,389)	—	28,964,202
Great-West MFS International Value Fund Institutional Class	6,871,975	69,107,234	1,823,035	4,710,471	632,077	—	70,506,467
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,341,699	87,421,933	2,089,955	6,899,216	459,844	—	90,614,480

March 31, 2017

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Putnam Equity Income Fund Institutional Class	5,644,468	$ 53,689,729	$2,040,266	$2,471,935	$ 542,601	$ —	$ 55,315,786
Great-West Putnam High Yield Bond Institutional Class	7,464,890	70,894,567	2,936,481	2,682,889	(137,338)	—	72,782,676
Great-West Real Estate Index Fund Institutional Class	2,512,844	22,651,187	1,949,281	1,616,145	(194,991)	—	23,143,295
Great-West S&P 500® Index Fund Institutional Class	19,355,656	194,782,478	6,342,499	8,109,868	3,656,358	—	201,105,266
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,723,080	83,678,233	3,819,698	3,360,549	987,777	—	86,445,723
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,030,949	57,752,181	3,848,997	2,451,142	(15,152)	—	59,887,328
Great-West Short Duration Bond Fund Institutional Class	2,769,854	26,678,642	1,230,961	662,336	(9,963)	113,336	27,366,162
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,090,837	53,669,603	2,260,499	2,362,942	9,896	—	55,426,619
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,428,771	37,541,001	958,273	3,052,284	(371,353)	—	38,840,324
Great-West Templeton Global Bond Fund Institutional Class	4,219,236	38,808,929	1,654,641	2,121,049	(226,392)	—	40,167,130
					$6,240,837	$1,804,885	$1,456,953,303
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	1,111	$ 6,380	$ 7,127	$ 1,917	$ 138	$ —	$ 12,131
Great-West Bond Index Fund Institutional Class	42,481	221,893	263,346	75,673	(1,497)	2,023	411,641
Great-West Federated Bond Fund Institutional Class	20,725	108,890	128,824	36,478	(169)	1,256	202,276
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,698	25,733	28,938	7,395	342	—	48,344
Great-West International Index Fund Institutional Class	18,437	92,735	97,787	28,065	756	—	172,016
Great-West Life & Annuity Contract	103,097	55,309	65,528	18,066	—	326	103,097
Great-West Loomis Sayles Bond Fund Institutional Class	18,151	94,171	107,932	30,828	(194)	—	175,159
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,817	14,364	16,561	4,037	150	—	26,927
Great-West MFS International Growth Fund Institutional Class	4,330	20,885	22,172	6,438	250	—	38,799
Great-West MFS International Value Fund Institutional Class	9,189	50,857	54,188	16,188	30	—	94,282
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	11,852	61,495	65,375	20,405	58	—	114,963
Great-West Putnam Equity Income Fund Institutional Class	7,149	37,420	41,789	11,227	419	—	70,064

March 31, 2017

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Putnam High Yield Bond Institutional Class	16,590	$ 86,895	$ 99,635	$27,441	$ (20)	$ —	$ 161,751
Great-West Real Estate Index Fund Institutional Class	2,905	14,880	16,664	5,108	(325)	—	26,758
Great-West S&P 500® Index Fund Institutional Class	24,530	136,459	149,773	42,456	694	—	254,868
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,077	58,936	64,934	17,222	253	—	109,771
Great-West S&P Small Cap 600® Index Fund Institutional Class	8,298	43,978	50,392	12,752	411	—	82,394
Great-West Short Duration Bond Fund Institutional Class	4,481	23,777	28,182	7,865	(62)	181	44,271
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,700	37,762	41,684	11,359	(56)	—	70,066
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,604	26,689	28,124	9,096	(379)	—	49,146
Great-West Templeton Global Bond Fund Institutional Class	9,328	47,125	53,580	14,854	473	—	88,804
					$ 1,272	$3,786	$2,357,528
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	19,217	$ 90,649	$ 129,177	$ 18,820	$ 2,678	$ —	$ 209,850
Great-West Bond Index Fund Institutional Class	282,727	1,204,619	1,772,799	254,748	(10,743)	13,797	2,739,622
Great-West Federated Bond Fund Institutional Class	137,751	590,403	869,099	122,989	(2,299)	8,558	1,344,453
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	81,338	365,347	526,237	67,220	8,351	—	836,966
Great-West International Index Fund Institutional Class	319,286	1,310,606	1,807,661	286,364	20,697	—	2,978,939
Great-West Life & Annuity Contract	658,340	288,421	426,806	58,928	—	2,041	658,340
Great-West Loomis Sayles Bond Fund Institutional Class	120,615	510,684	740,947	108,424	970	—	1,163,939
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	48,087	202,614	298,004	38,191	3,399	—	459,708
Great-West MFS International Growth Fund Institutional Class	74,925	294,898	406,354	63,362	4,990	—	671,331
Great-West MFS International Value Fund Institutional Class	159,497	720,559	998,505	174,194	1,967	—	1,636,435
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	205,205	870,200	1,184,308	194,350	10,216	—	1,990,486
Great-West Putnam Equity Income Fund Institutional Class	124,114	531,762	756,950	102,829	10,508	—	1,216,321
Great-West Putnam High Yield Bond Institutional Class	109,842	469,150	684,971	95,618	3,240	—	1,070,954

March 31, 2017

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Real Estate Index Fund Institutional Class	48,749	$ 206,006	$ 292,074	$ 55,217	$ (6,910)	$ —	$ 448,978
Great-West S&P 500® Index Fund Institutional Class	425,009	1,934,133	2,705,164	395,163	25,985	—	4,415,844
Great-West S&P Mid Cap 400® Index Fund Institutional Class	191,875	839,130	1,184,035	160,187	11,651	—	1,901,479
Great-West S&P Small Cap 600® Index Fund Institutional Class	143,253	625,407	914,332	123,651	10,463	—	1,422,503
Great-West Short Duration Bond Fund Institutional Class	28,659	124,130	183,590	25,503	(289)	1,188	283,155
Great-West T. Rowe Price Equity Income Fund Institutional Class	133,747	538,657	757,880	109,303	4,535	—	1,217,094
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	97,382	381,520	507,377	85,807	(527)	—	854,043
Great-West Templeton Global Bond Fund Institutional Class	61,450	254,781	372,620	61,046	4,656	—	584,999
					$103,538	$25,584	$28,105,439
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	87,076	$ 923,475	$ 22,371	$ 55,912	$ 5,613	$ —	$ 950,875
Great-West Bond Index Fund Institutional Class	2,411,862	22,920,129	1,522,168	1,114,761	6,965	116,405	23,370,944
Great-West Federated Bond Fund Institutional Class	1,171,561	11,207,708	689,753	532,164	1,765	71,974	11,434,436
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	368,260	3,695,465	131,722	170,829	6,412	—	3,789,397
Great-West International Index Fund Institutional Class	1,531,524	14,015,747	187,188	971,008	23,906	—	14,289,119
Great-West Life & Annuity Contract	3,619,975	3,549,436	213,344	156,216	—	13,411	3,619,975
Great-West Loomis Sayles Bond Fund Institutional Class	1,021,196	9,651,826	382,878	475,789	(37,968)	—	9,854,539
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	234,521	2,181,683	142,992	107,297	(13,480)	—	2,242,024
Great-West MFS International Growth Fund Institutional Class	357,385	3,143,540	53,778	275,798	(31,600)	—	3,202,168
Great-West MFS International Value Fund Institutional Class	763,397	7,710,819	140,684	546,452	21,108	—	7,832,454
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	933,276	8,829,659	101,421	706,998	20,766	—	9,052,781
Great-West Putnam Equity Income Fund Institutional Class	562,239	5,394,503	163,863	304,814	4,485	—	5,509,939
Great-West Putnam High Yield Bond Institutional Class	915,633	8,709,475	397,311	374,368	(10,372)	—	8,927,424
Great-West Real Estate Index Fund Institutional Class	195,819	1,763,146	166,321	129,750	(6,966)	—	1,803,494

March 31, 2017

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West S&P 500® Index Fund Institutional Class	1,928,394	$19,619,639	$ 510,416	$ 938,468	$334,451	$ —	$ 20,036,015
Great-West S&P Mid Cap 400® Index Fund Institutional Class	869,614	8,409,166	286,880	365,463	42,323	—	8,617,870
Great-West S&P Small Cap 600® Index Fund Institutional Class	697,225	6,726,845	433,870	318,807	1,242	—	6,923,446
Great-West Short Duration Bond Fund Institutional Class	156,547	1,516,077	90,005	66,670	(1,001)	6,416	1,546,683
Great-West T. Rowe Price Equity Income Fund Institutional Class	605,638	5,396,593	186,251	289,342	(30,624)	—	5,511,301
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	442,142	3,789,335	35,358	278,757	(28,630)	—	3,877,581
Great-West Templeton Global Bond Fund Institutional Class	510,216	4,730,504	206,892	304,862	(31,351)	—	4,857,260
					$277,044	$208,206	$157,249,725
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	981,894	$ 10,147,867	$ 313,527	$ 419,452	$ 59,754	$ —	$ 10,722,285
Great-West Bond Index Fund Institutional Class	9,034,946	84,080,435	5,368,722	2,125,041	(44,343)	436,209	87,548,632
Great-West Federated Bond Fund Institutional Class	4,413,071	41,325,042	2,514,004	1,037,565	(11,897)	271,263	43,071,570
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,147,440	40,659,029	1,926,144	1,506,932	(61,189)	—	42,677,160
Great-West International Index Fund Institutional Class	17,233,490	154,390,279	3,740,694	7,721,364	1,643,176	—	160,788,457
Great-West Life & Annuity Contract	13,200,870	12,646,756	786,290	280,319	—	48,143	13,200,870
Great-West Loomis Sayles Bond Fund Institutional Class	3,829,339	35,434,724	1,554,338	1,104,077	(119,023)	—	36,953,117
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,639,937	24,022,817	1,698,815	665,833	(66,599)	—	25,237,796
Great-West MFS International Growth Fund Institutional Class	4,048,583	34,819,654	913,722	2,106,079	137,276	—	36,275,301
Great-West MFS International Value Fund Institutional Class	8,583,517	84,856,344	2,165,549	3,878,932	1,174,647	—	88,066,887
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,476,769	96,643,462	2,073,990	6,080,062	418,589	—	101,624,658
Great-West Putnam Equity Income Fund Institutional Class	6,335,376	59,257,549	2,182,916	1,675,631	550,474	—	62,086,690
Great-West Putnam High Yield Bond Institutional Class	3,423,763	31,967,186	1,632,573	929,956	(33,257)	—	33,381,685
Great-West Real Estate Index Fund Institutional Class	2,276,559	20,146,879	1,902,042	1,188,851	(140,864)	—	20,967,104
Great-West S&P 500® Index Fund Institutional Class	21,691,497	214,838,367	6,812,473	6,037,121	3,233,480	—	225,374,655

March 31, 2017

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,773,042	$ 92,287,490	$4,185,331	$2,334,365	$ 919,002	$ —	$ 96,850,848
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,818,306	73,696,060	5,253,498	1,812,356	402,165	—	77,635,782
Great-West Short Duration Bond Fund Institutional Class	572,674	5,424,668	335,106	125,352	(1,573)	23,480	5,658,023
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,822,550	59,232,689	2,654,094	1,704,077	160,027	—	62,085,202
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,965,335	41,518,413	954,108	2,518,014	(236,352)	—	43,545,986
Great-West Templeton Global Bond Fund Institutional Class	1,903,647	17,266,865	715,500	646,062	(71,179)	—	18,122,715
					$7,912,314	$779,095	$1,291,875,423
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	406	$ 2,430	$ 3,096	$ 1,242	$ 113	$ —	$ 4,436
Great-West Bond Index Fund Institutional Class	7,668	41,606	54,802	22,728	(532)	336	74,299
Great-West Federated Bond Fund Institutional Class	3,736	20,395	26,888	11,055	(63)	208	36,463
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,733	9,903	12,554	4,882	329	—	17,835
Great-West International Index Fund Institutional Class	7,556	39,557	49,030	21,571	852	—	70,494
Great-West Life & Annuity Contract	5,768	3,218	4,229	1,698	—	19	5,768
Great-West Loomis Sayles Bond Fund Institutional Class	3,238	17,462	22,404	9,283	25	—	31,243
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,184	6,320	8,304	3,292	131	—	11,317
Great-West MFS International Growth Fund Institutional Class	1,774	8,899	11,018	4,794	236	—	15,897
Great-West MFS International Value Fund Institutional Class	3,773	21,735	27,067	12,236	180	—	38,713
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,351	23,573	28,176	12,579	353	—	42,208
Great-West Putnam Equity Income Fund Institutional Class	2,634	14,379	18,277	7,454	455	—	25,813
Great-West Putnam High Yield Bond Institutional Class	2,846	15,509	19,902	8,058	116	—	27,746
Great-West Real Estate Index Fund Institutional Class	816	4,408	5,388	2,463	(166)	—	7,515
Great-West S&P 500® Index Fund Institutional Class	9,044	52,533	64,975	27,295	1,093	—	93,965
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,079	22,742	28,458	11,820	360	—	40,422

March 31, 2017

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,507	$19,456	$25,538	$10,453	$ 301	$ —	$ 34,825
Great-West Short Duration Bond Fund Institutional Class	249	1,374	1,806	732	(5)	9	2,461
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,836	14,608	18,104	7,637	82	—	25,807
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,062	10,348	12,154	5,798	(148)	—	18,081
Great-West Templeton Global Bond Fund Institutional Class	1,584	8,337	10,727	4,361	256	—	15,084
					$3,968	$572	$640,392
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	18,845	$ 121,677	$ 80,431	$ 7,057	$ 1,011	$ —	$ 205,786
Great-West Bond Index Fund Institutional Class	111,242	646,920	468,684	41,620	(1,778)	5,307	1,077,930
Great-West Federated Bond Fund Institutional Class	54,337	318,022	228,987	19,387	(351)	3,300	530,332
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	79,821	487,899	336,435	23,107	2,781	—	821,361
Great-West International Index Fund Institutional Class	349,679	1,955,580	1,239,028	120,824	10,536	—	3,262,505
Great-West Life & Annuity Contract	80,694	48,237	34,847	2,642	—	252	80,694
Great-West Loomis Sayles Bond Fund Institutional Class	46,929	270,828	188,536	15,553	120	—	452,867
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	54,688	310,415	225,906	14,036	1,502	—	522,819
Great-West MFS International Growth Fund Institutional Class	81,905	440,437	279,633	29,353	2,786	—	733,866
Great-West MFS International Value Fund Institutional Class	174,686	1,076,956	690,940	78,173	2,586	—	1,792,278
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	201,685	1,163,047	724,303	72,859	3,897	—	1,956,346
Great-West Putnam Equity Income Fund Institutional Class	121,922	709,941	476,743	31,469	2,964	—	1,194,838
Great-West Putnam High Yield Bond Institutional Class	41,186	239,879	168,446	12,671	415	—	401,558
Great-West Real Estate Index Fund Institutional Class	42,103	236,124	169,270	18,983	(2,032)	—	387,767
Great-West S&P 500® Index Fund Institutional Class	417,270	2,579,271	1,693,774	130,446	7,383	—	4,335,435
Great-West S&P Mid Cap 400® Index Fund Institutional Class	188,342	1,111,396	761,512	56,940	4,238	—	1,866,473
Great-West S&P Small Cap 600® Index Fund Institutional Class	161,792	953,097	686,235	47,500	5,027	—	1,606,594

March 31, 2017

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Short Duration Bond Fund Institutional Class	3,501	$ 20,690	$ 14,959	$ 1,159	$ (16)	$ 142	$ 34,594
Great-West T. Rowe Price Equity Income Fund Institutional Class	131,191	712,399	483,861	34,655	1,275	—	1,193,839
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	95,320	500,457	316,618	32,944	(38)	—	835,956
Great-West Templeton Global Bond Fund Institutional Class	22,778	128,828	87,201	6,815	429	—	216,850
					$42,735	$9,001	$23,510,688
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	62,996	$ 657,163	$ 25,329	$ 38,159	$ 4,186	$ —	$ 687,920
Great-West Bond Index Fund Institutional Class	883,786	8,250,649	645,993	353,144	(2,535)	42,467	8,563,888
Great-West Federated Bond Fund Institutional Class	431,391	4,054,393	297,262	166,594	283	26,386	4,210,376
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	268,961	2,650,558	129,488	108,855	4,005	—	2,767,611
Great-West International Index Fund Institutional Class	1,240,866	11,167,253	328,489	770,317	16,709	—	11,577,276
Great-West Life & Annuity Contract	100,689	97,007	7,238	3,926	—	370	100,689
Great-West Loomis Sayles Bond Fund Institutional Class	371,644	3,449,438	175,465	142,027	(10,895)	—	3,586,364
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	196,345	1,789,300	155,019	85,860	(9,235)	—	1,877,062
Great-West MFS International Growth Fund Institutional Class	290,676	2,511,702	77,408	202,307	(17,155)	—	2,604,453
Great-West MFS International Value Fund Institutional Class	619,383	6,144,691	225,814	429,280	27,141	—	6,354,872
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	677,587	6,313,335	150,094	489,003	13,608	—	6,572,593
Great-West Putnam Equity Income Fund Institutional Class	410,552	3,867,917	188,913	212,025	9,626	—	4,023,411
Great-West Putnam High Yield Bond Institutional Class	321,720	3,007,710	171,630	110,475	(3,775)	—	3,136,769
Great-West Real Estate Index Fund Institutional Class	121,252	1,069,313	119,742	74,399	(4,246)	—	1,116,734
Great-West S&P 500® Index Fund Institutional Class	1,408,069	14,070,938	579,730	633,286	239,157	—	14,629,834
Great-West S&P Mid Cap 400® Index Fund Institutional Class	635,175	6,023,407	308,828	242,550	32,727	—	6,294,583
Great-West S&P Small Cap 600® Index Fund Institutional Class	582,251	5,505,972	440,497	232,023	1,344	—	5,781,750
Great-West Short Duration Bond Fund Institutional Class	4,531	43,118	3,146	1,681	(8)	185	44,768

March 31, 2017

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West T. Rowe Price Equity Income Fund Institutional Class	441,993	$ 3,868,277	$205,054	$210,069	$ (23,363)	$ —	$ 4,022,138
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	320,568	2,704,552	65,302	200,608	(24,299)	—	2,811,380
Great-West Templeton Global Bond Fund Institutional Class	178,615	1,627,254	119,851	129,736	(15,378)	—	1,700,411
					$237,897	$69,408	$92,464,882
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	568,686	$ 5,904,602	$ 196,461	$ 281,113	$ 39,204	$ —	$ 6,210,049
Great-West Bond Index Fund Institutional Class	2,691,393	25,063,404	1,831,695	886,615	(17,185)	130,384	26,079,598
Great-West Federated Bond Fund Institutional Class	1,313,828	12,313,129	874,173	448,702	(7,334)	81,035	12,822,959
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,402,749	23,664,280	1,155,280	1,046,698	(58,971)	—	24,724,289
Great-West International Index Fund Institutional Class	11,142,521	99,970,777	2,908,442	5,624,296	1,073,868	—	103,959,723
Great-West Life & Annuity Contract	261,647	251,052	17,439	7,801	—	957	261,647
Great-West Loomis Sayles Bond Fund Institutional Class	1,130,271	10,472,733	546,342	440,620	(48,400)	—	10,907,112
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,747,793	15,977,857	1,172,925	571,738	(52,986)	—	16,708,901
Great-West MFS International Growth Fund Institutional Class	2,606,594	22,450,042	731,669	1,633,523	(11,306)	—	23,355,078
Great-West MFS International Value Fund Institutional Class	5,550,966	54,955,002	1,469,529	2,838,668	578,643	—	56,952,913
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,083,935	56,335,350	1,299,812	3,967,408	119,713	—	59,014,171
Great-West Putnam Equity Income Fund Institutional Class	3,676,208	34,519,907	1,300,980	1,107,623	353,171	—	36,026,840
Great-West Putnam High Yield Bond Institutional Class	976,529	9,134,091	546,238	368,802	(15,842)	—	9,521,164
Great-West Real Estate Index Fund Institutional Class	1,291,406	11,437,131	1,181,834	806,634	(99,200)	—	11,893,852
Great-West S&P 500® Index Fund Institutional Class	12,593,283	125,223,282	4,171,664	3,948,688	2,146,176	—	130,844,214
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,676,653	53,816,151	2,478,594	1,537,461	613,433	—	56,255,632
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,190,902	49,174,205	3,543,365	1,515,574	259,145	—	51,545,661
Great-West Short Duration Bond Fund Institutional Class	8,828	83,726	5,905	2,764	(18)	363	87,224
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,958,862	34,517,373	1,602,419	1,183,691	109,212	—	36,025,645

March 31, 2017

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,885,260	$ 24,218,677	$ 554,544	$1,594,866	$ (174,568)	$ —	$ 25,303,733
Great-West Templeton Global Bond Fund Institutional Class	541,671	4,924,656	245,449	244,756	(27,770)	—	5,156,704
					$4,778,985	$212,739	$703,657,109
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	270	$ 1,112	$ 1,800	$ 66	$ 5	$ —	$ 2,952
Great-West Bond Index Fund Institutional Class	3,058	11,316	19,207	936	(31)	143	29,632
Great-West Federated Bond Fund Institutional Class	1,491	5,555	9,407	438	(7)	89	14,556
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,148	4,494	7,427	262	18	—	11,814
Great-West International Index Fund Institutional Class	5,603	19,994	31,208	1,324	4	—	52,281
Great-West Loomis Sayles Bond Fund Institutional Class	1,283	4,727	7,817	329	(5)	—	12,383
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	894	3,265	5,546	212	13	—	8,548
Great-West MFS International Growth Fund Institutional Class	1,312	4,489	7,032	314	4	—	11,761
Great-West MFS International Value Fund Institutional Class	2,801	10,993	17,209	750	(22)	—	28,738
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,895	10,712	16,783	884	—	—	28,079
Great-West Putnam Equity Income Fund Institutional Class	1,756	6,558	10,718	401	18	—	17,205
Great-West Putnam High Yield Bond Institutional Class	1,106	4,117	6,809	259	(1)	—	10,783
Great-West Real Estate Index Fund Institutional Class	520	1,924	3,100	212	(15)	—	4,791
Great-West S&P 500® Index Fund Institutional Class	6,012	23,848	38,384	1,525	34	—	62,461
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,711	10,338	16,795	645	22	—	26,863
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,650	10,053	16,891	707	31	—	26,312
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,891	6,649	10,654	370	4	—	17,205
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,374	4,708	7,230	410	(16)	—	12,049
Great-West Templeton Global Bond Fund Institutional Class	641	2,318	3,818	201	10	—	6,104
					$ 66	$232	$384,517

March 31, 2017

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	7,058	$ 32,520	$ 44,845	$ 3,968	$ 485	$ —	$ 77,076
Great-West Bond Index Fund Institutional Class	31,238	129,386	194,268	22,584	(877)	1,489	302,692
Great-West Federated Bond Fund Institutional Class	15,224	63,460	95,064	10,761	(180)	924	148,589
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	29,857	130,629	185,278	15,155	1,520	—	307,230
Great-West International Index Fund Institutional Class	145,153	579,780	788,851	85,187	4,868	—	1,354,277
Great-West Loomis Sayles Bond Fund Institutional Class	13,106	53,952	78,717	8,519	39	—	126,476
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	23,210	94,160	137,870	10,387	827	—	221,888
Great-West MFS International Growth Fund Institutional Class	33,970	130,185	177,779	19,677	1,260	—	304,373
Great-West MFS International Value Fund Institutional Class	72,425	318,552	438,041	55,415	(629)	—	743,084
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	75,318	311,132	417,914	47,198	1,492	—	730,588
Great-West Putnam Equity Income Fund Institutional Class	45,532	189,962	266,569	23,177	1,861	—	446,213
Great-West Putnam High Yield Bond Institutional Class	11,283	46,880	68,436	6,706	194	—	110,013
Great-West Real Estate Index Fund Institutional Class	16,582	67,747	98,359	15,472	(2,101)	—	152,720
Great-West S&P 500® Index Fund Institutional Class	156,192	692,003	956,148	91,912	3,982	—	1,622,829
Great-West S&P Mid Cap 400® Index Fund Institutional Class	70,474	298,167	418,869	35,932	1,925	—	698,393
Great-West S&P Small Cap 600® Index Fund Institutional Class	68,780	289,922	418,343	32,403	2,499	—	682,985
Great-West T. Rowe Price Equity Income Fund Institutional Class	48,998	191,389	266,405	23,730	562	—	445,876
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	35,660	135,432	178,271	19,456	(566)	—	312,736
Great-West Templeton Global Bond Fund Institutional Class	6,550	26,431	37,795	4,043	204	—	62,360
					$17,365	$2,413	$8,850,398
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	22,755	$ 226,964	$ 16,108	$ 10,371	$ 822	$ —	$ 248,487
Great-West Bond Index Fund Institutional Class	238,263	2,126,749	272,963	98,252	(2,464)	11,330	2,308,772
Great-West Federated Bond Fund Institutional Class	116,039	1,042,690	129,957	47,329	(594)	7,023	1,132,542

March 31, 2017

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	96,727	$ 911,753	$ 84,417	$ 36,417	$ (998)	$ —	$ 995,325
Great-West International Index Fund Institutional Class	495,056	4,259,602	296,594	308,794	(36,109)	—	4,618,874
Great-West Loomis Sayles Bond Fund Institutional Class	100,235	889,907	91,284	41,904	(3,888)	—	967,263
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	79,946	696,221	90,194	26,487	(628)	—	764,282
Great-West MFS International Growth Fund Institutional Class	115,869	957,027	65,835	74,317	(12,238)	—	1,038,184
Great-West MFS International Value Fund Institutional Class	247,035	2,342,190	168,802	146,241	(42)	—	2,534,575
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	243,743	2,172,696	113,981	140,904	(6,892)	—	2,364,308
Great-West Putnam Equity Income Fund Institutional Class	147,554	1,328,374	110,548	58,275	(1,084)	—	1,446,030
Great-West Putnam High Yield Bond Institutional Class	86,569	774,509	84,862	32,872	(834)	—	844,047
Great-West Real Estate Index Fund Institutional Class	45,451	384,630	55,469	22,547	(1,687)	—	418,602
Great-West S&P 500® Index Fund Institutional Class	504,750	4,822,167	356,708	196,045	29,842	—	5,244,349
Great-West S&P Mid Cap 400® Index Fund Institutional Class	228,173	2,069,292	183,720	70,312	3,190	—	2,261,194
Great-West S&P Small Cap 600® Index Fund Institutional Class	237,173	2,143,675	268,990	84,762	648	—	2,355,124
Great-West T. Rowe Price Equity Income Fund Institutional Class	158,682	1,328,620	121,854	62,857	(9,820)	—	1,444,010
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	115,265	930,459	50,797	53,748	(8,085)	—	1,010,875
Great-West Templeton Global Bond Fund Institutional Class	53,392	465,207	51,631	29,759	(1,658)	—	508,290
					$(52,519)	$18,353	$32,505,133
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	192,738	$ 1,965,728	$ 118,176	$ 111,317	$ 11,063	$ —	$ 2,104,700
Great-West Bond Index Fund Institutional Class	836,230	7,694,248	756,806	371,710	(6,689)	40,358	8,103,073
Great-West Federated Bond Fund Institutional Class	407,164	3,768,338	360,483	183,063	(4,526)	25,017	3,973,923
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	813,813	7,868,056	592,145	372,392	10,049	—	8,374,134
Great-West International Index Fund Institutional Class	4,173,348	37,012,568	1,733,841	2,642,854	45,255	—	38,937,334

March 31, 2017

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Loomis Sayles Bond Fund Institutional Class	350,328	$ 3,202,570	$ 241,925	$ 168,533	$ (19,119)	$ —	$ 3,380,660
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	670,776	6,015,653	684,386	364,066	(46,942)	—	6,412,616
Great-West MFS International Growth Fund Institutional Class	978,681	8,331,343	404,048	686,017	(53,903)	—	8,768,982
Great-West MFS International Value Fund Institutional Class	2,079,402	20,337,860	843,259	1,168,810	135,556	—	21,334,666
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,053,877	18,691,229	707,146	1,217,026	73,189	—	19,922,611
Great-West Putnam Equity Income Fund Institutional Class	1,242,015	11,456,822	683,705	449,729	71,095	—	12,171,752
Great-West Putnam High Yield Bond Institutional Class	302,303	2,788,981	232,985	140,371	(6,671)	—	2,947,452
Great-West Real Estate Index Fund Institutional Class	470,785	4,122,246	527,193	346,323	(38,106)	—	4,335,933
Great-West S&P 500® Index Fund Institutional Class	4,263,710	41,670,665	2,161,172	1,399,083	640,699	—	44,299,945
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,921,209	17,887,404	1,327,502	699,722	176,755	—	19,039,183
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,989,093	18,481,846	2,055,677	1,019,048	(1,393)	—	19,751,691
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,337,093	11,457,234	794,014	509,872	(27,853)	—	12,167,547
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	974,103	8,034,405	326,318	523,633	(58,428)	—	8,542,886
Great-West Templeton Global Bond Fund Institutional Class	187,914	1,680,368	127,736	101,152	(12,215)	—	1,788,938
					$887,816	$65,375	$246,358,026

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,091,166	Great-West Bond Index Fund Institutional Class(a)	$39,643,396

TOTAL BOND MUTUAL FUNDS — 38.56% (Cost $40,384,252)		$ 39,643,396
EQUITY MUTUAL FUNDS
1,538,697	Great-West International Index Fund Institutional Class(a)	14,356,037
2,135,620	Great-West S&P 500® Index Fund Institutional Class(a)	22,189,093
961,680	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,530,251
675,822	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,710,915
443,693	Northern Emerging Markets Equity Index Fund	4,738,644

TOTAL EQUITY MUTUAL FUNDS — 55.95% (Cost $51,969,223)		$ 57,524,940
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,689,496 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,689,496

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $5,689,496)		$ 5,689,496
TOTAL INVESTMENTS — 100.04% (Cost $98,042,971)		$102,857,832
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (43,627)
TOTAL NET ASSETS — 100.00%		$102,814,205

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,076,077	Great-West Bond Index Fund Institutional Class(a)	$29,807,183

TOTAL BOND MUTUAL FUNDS — 38.50% (Cost $30,718,331)		$29,807,183
EQUITY MUTUAL FUNDS
1,157,188	Great-West International Index Fund Institutional Class(a)	10,796,569
1,608,897	Great-West S&P 500® Index Fund Institutional Class(a)	16,716,435
726,958	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,204,157
512,332	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,087,455
333,542	Northern Emerging Markets Equity Index Fund	3,562,234

TOTAL EQUITY MUTUAL FUNDS — 56.01% (Cost $41,740,581)		$43,366,850
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,278,208 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$4,278,208

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $4,278,208)		$ 4,278,208
TOTAL INVESTMENTS — 100.04% (Cost $76,737,120)		$77,452,241
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (30,063)
TOTAL NET ASSETS — 100.00%		$77,422,178

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,205,415	Great-West Bond Index Fund Institutional Class(a)	$31,060,473

TOTAL BOND MUTUAL FUNDS — 38.52% (Cost $31,619,185)		$31,060,473
EQUITY MUTUAL FUNDS
1,207,086	Great-West International Index Fund Institutional Class(a)	11,262,111
1,676,572	Great-West S&P 500® Index Fund Institutional Class(a)	17,419,579
754,630	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,478,377
530,108	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,263,976
348,123	Northern Emerging Markets Equity Index Fund	3,717,956

TOTAL EQUITY MUTUAL FUNDS — 55.99% (Cost $42,589,125)		$45,141,999
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,457,480 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$4,457,480

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $4,457,480)		$ 4,457,480
TOTAL INVESTMENTS — 100.04% (Cost $78,665,790)		$80,659,952
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (33,486)
TOTAL NET ASSETS — 100.00%		$80,626,466

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,330,161	Great-West Bond Index Fund Institutional Class(a)	$32,269,261

TOTAL BOND MUTUAL FUNDS — 31.57% (Cost $33,179,080)		$ 32,269,261
EQUITY MUTUAL FUNDS
1,806,880	Great-West International Index Fund Institutional Class(a)	16,858,189
2,400,644	Great-West S&P 500® Index Fund Institutional Class(a)	24,942,689
1,085,356	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,755,877
812,803	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,071,137
543,102	Northern Emerging Markets Equity Index Fund	5,800,335

TOTAL EQUITY MUTUAL FUNDS — 64.98% (Cost $64,591,821)		$ 66,428,227
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,565,028 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,565,028

TOTAL FIXED INTEREST CONTRACT — 3.49% (Cost $3,565,028)		$ 3,565,028
TOTAL INVESTMENTS — 100.04% (Cost $101,335,929)		$102,262,516
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (39,304)
TOTAL NET ASSETS — 100.00%		$102,223,212

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,542,827	Great-West Bond Index Fund Institutional Class(a)	$14,949,990

TOTAL BOND MUTUAL FUNDS — 21.83% (Cost $15,253,237)		$14,949,990
EQUITY MUTUAL FUNDS
1,458,979	Great-West International Index Fund Institutional Class(a)	13,612,271
1,836,753	Great-West S&P 500® Index Fund Institutional Class(a)	19,083,864
830,080	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,226,094
666,447	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,617,824
461,110	Northern Emerging Markets Equity Index Fund	4,924,650

TOTAL EQUITY MUTUAL FUNDS — 76.62% (Cost $50,149,713)		$52,464,703
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,086,564 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$1,086,564

TOTAL FIXED INTEREST CONTRACT — 1.59% (Cost $1,086,564)		$ 1,086,564
TOTAL INVESTMENTS — 100.04% (Cost $66,489,514)		$68,501,257
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,215)
TOTAL NET ASSETS — 100.00%		$68,473,042

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,122,814	Great-West Bond Index Fund Institutional Class(a)	$10,880,070

TOTAL BOND MUTUAL FUNDS — 14.09% (Cost $11,180,605)		$10,880,070
EQUITY MUTUAL FUNDS
1,875,592	Great-West International Index Fund Institutional Class(a)	17,499,273
2,230,610	Great-West S&P 500® Index Fund Institutional Class(a)	23,176,039
1,008,697	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,996,192
868,001	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,619,244
623,166	Northern Emerging Markets Equity Index Fund	6,655,411

TOTAL EQUITY MUTUAL FUNDS — 85.41% (Cost $64,640,018)		$65,946,159
Account Balance		Fair Value
FIXED INTEREST CONTRACT
416,448 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$416,448

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $416,448)		$ 416,448
TOTAL INVESTMENTS — 100.04% (Cost $76,237,071)		$77,242,677
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,879)
TOTAL NET ASSETS — 100.00%		$77,212,798

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
320,505	Great-West Bond Index Fund Institutional Class(a)	$3,105,689

TOTAL BOND MUTUAL FUNDS — 10.05% (Cost $3,172,273)		$ 3,105,689
EQUITY MUTUAL FUNDS
803,383	Great-West International Index Fund Institutional Class(a)	7,495,568
909,784	Great-West S&P 500® Index Fund Institutional Class(a)	9,452,657
411,413	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,077,099
377,748	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,751,040
281,370	Northern Emerging Markets Equity Index Fund	3,005,029

TOTAL EQUITY MUTUAL FUNDS — 89.93% (Cost $26,374,932)		$27,781,393
Account Balance		Fair Value
FIXED INTEREST CONTRACT
18,515 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 18,515

TOTAL FIXED INTEREST CONTRACT — 0.06% (Cost $18,515)		$ 18,515
TOTAL INVESTMENTS — 100.04% (Cost $29,565,720)		$30,905,597
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (12,911)
TOTAL NET ASSETS — 100.00%		$30,892,686

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
184,430	Great-West Bond Index Fund Institutional Class(a)	$1,787,131

TOTAL BOND MUTUAL FUNDS — 8.69% (Cost $1,829,121)		$ 1,787,131
EQUITY MUTUAL FUNDS
553,137	Great-West International Index Fund Institutional Class(a)	5,160,767
593,645	Great-West S&P 500® Index Fund Institutional Class(a)	6,167,972
269,022	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,666,014
263,617	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,617,713
Shares		Fair Value
Equity Mutual Funds — (continued)
202,738	Northern Emerging Markets Equity Index Fund	$2,165,239

TOTAL EQUITY MUTUAL FUNDS — 91.35% (Cost $18,067,300)		$18,777,705
TOTAL INVESTMENTS — 100.04% (Cost $19,896,421)		$20,564,836
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (7,914)
TOTAL NET ASSETS — 100.00%		$20,556,922

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
57,467	Great-West Bond Index Fund Institutional Class(a)	$ 556,858

TOTAL BOND MUTUAL FUNDS — 8.12% (Cost $568,726)		$ 556,858
EQUITY MUTUAL FUNDS
188,465	Great-West International Index Fund Institutional Class(a)	1,758,381
192,599	Great-West S&P 500® Index Fund Institutional Class(a)	2,001,101
87,061	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	862,772
90,588	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	899,536
Shares		Fair Value
Equity Mutual Funds — (continued)
72,908	Northern Emerging Markets Equity Index Fund	$ 778,662

TOTAL EQUITY MUTUAL FUNDS — 91.92% (Cost $5,965,971)		$6,300,452
TOTAL INVESTMENTS — 100.04% (Cost $6,534,697)		$6,857,310
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,753)
TOTAL NET ASSETS — 100.00%		$6,854,557

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2017:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 01, 2017	$5,747,058	$4,208,990	$4,389,998	$3,399,179
Total interest received	21,173	15,775	16,230	12,965
Purchases	159,189	155,685	356,477	175,435
Sales	(237,924)	(102,242)	(305,225)	(22,551)
Ending Balance, March 31, 2017	$5,689,496	$4,278,208	$4,457,480	$3,565,028

March 31, 2017

	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$1,055,121	$395,223	$17,387
Total interest received	3,982	1,509	67
Purchases	63,933	23,818	1,407
Sales	(36,472)	(4,102)	(346)
Ending Balance, March 31, 2017	$1,086,564	$416,448	$18,515
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$98,731,743	$5,675,954	$(1,549,865)	$4,126,089
Great-West SecureFoundation® Lifetime 2020 Fund	77,407,477	1,797,045	(1,752,281)	44,764
Great-West SecureFoundation® Lifetime 2025 Fund	79,120,318	2,855,147	(1,315,513)	1,539,634
Great-West SecureFoundation® Lifetime 2030 Fund	101,956,547	2,530,315	(2,224,346)	305,969
Great-West SecureFoundation® Lifetime 2035 Fund	66,966,584	2,737,995	(1,203,322)	1,534,673
Great-West SecureFoundation® Lifetime 2040 Fund	76,825,349	2,162,478	(1,745,150)	417,328
Great-West SecureFoundation® Lifetime 2045 Fund	29,792,638	1,603,145	(490,186)	1,112,959
Great-West SecureFoundation® Lifetime 2050 Fund	20,124,579	816,886	(376,629)	440,257
Great-West SecureFoundation® Lifetime 2055 Fund	6,646,220	312,242	(101,152)	211,090
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940 (1940 Act).

March 31, 2017

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	4,091,166	$40,252,309	$1,447,147	$2,150,549	$ (7,924)	$197,331	$39,643,396
Great-West International Index Fund Institutional Class	1,538,697	14,542,308	95,972	1,511,847	(128,285)	—	14,356,037
Great-West Life & Annuity Contract	5,689,496	5,747,058	159,189	237,924	—	21,173	5,689,496
Great-West S&P 500® Index Fund Institutional Class	2,135,620	22,243,409	313,491	1,521,306	156,240	—	22,189,093
Great-West S&P Mid Cap 400® Index Fund Institutional Class	961,680	9,547,457	243,436	626,350	1,533	—	9,530,251
Great-West S&P Small Cap 600® Index Fund Institutional Class	675,822	6,699,745	329,028	392,392	4,714	—	6,710,915
					$ 26,278	$218,504	$98,119,188
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	3,076,077	$29,485,491	$899,663	$650,867	$(10,665)	$147,952	$29,807,183
Great-West International Index Fund Institutional Class	1,157,188	10,639,958	81,329	807,158	(66,104)	—	10,796,569
Great-West Life & Annuity Contract	4,278,208	4,208,990	155,685	102,242	—	15,775	4,278,208
Great-West S&P 500® Index Fund Institutional Class	1,608,897	16,302,235	359,801	878,191	44,124	—	16,716,435
Great-West S&P Mid Cap 400® Index Fund Institutional Class	726,958	7,005,364	167,892	249,987	(7,249)	—	7,204,157
Great-West S&P Small Cap 600® Index Fund Institutional Class	512,332	4,913,777	265,259	155,922	(3,910)	—	5,087,455
					$(43,804)	$163,727	$73,890,007
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	3,205,415	$30,772,058	$2,499,066	$2,283,969	$ (5,003)	$153,439	$31,060,473
Great-West International Index Fund Institutional Class	1,207,086	11,095,759	378,425	1,097,289	(44,040)	—	11,262,111
Great-West Life & Annuity Contract	4,457,480	4,389,998	356,477	305,225	—	16,230	4,457,480
Great-West S&P 500® Index Fund Institutional Class	1,676,572	17,022,057	712,160	1,056,125	252,903	—	17,419,579
Great-West S&P Mid Cap 400® Index Fund Institutional Class	754,630	7,313,476	432,978	539,251	6,913	—	7,478,377
Great-West S&P Small Cap 600® Index Fund Institutional Class	530,108	5,137,357	466,272	404,245	(4,410)	—	5,263,976
					$206,363	$169,669	$76,941,996

March 31, 2017

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	3,330,161	$30,965,941	$1,521,244	$287,322	$ (4,524)	$160,675	$32,269,261
Great-West International Index Fund Institutional Class	1,806,880	16,101,553	258,447	835,837	(73,520)	—	16,858,189
Great-West Life & Annuity Contract	3,565,028	3,399,179	175,435	22,551	—	12,965	3,565,028
Great-West S&P 500® Index Fund Institutional Class	2,400,644	23,569,795	449,798	470,542	36,516	—	24,942,689
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,085,356	10,114,288	393,738	154,442	(4,439)	—	10,755,877
Great-West S&P Small Cap 600® Index Fund Institutional Class	812,803	7,531,610	572,589	130,732	(4,096)	—	8,071,137
					$(50,063)	$173,640	$96,462,181
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	1,542,827	$14,590,500	$872,093	$552,461	$ (8,944)	$74,546	$14,949,990
Great-West International Index Fund Institutional Class	1,458,979	13,223,539	214,623	922,372	(74,539)	—	13,612,271
Great-West Life & Annuity Contract	1,086,564	1,055,121	63,933	36,472	—	3,982	1,086,564
Great-West S&P 500® Index Fund Institutional Class	1,836,753	18,343,058	324,997	586,145	96,936	—	19,083,864
Great-West S&P Mid Cap 400® Index Fund Institutional Class	830,080	7,890,638	246,645	217,338	274	—	8,226,094
Great-West S&P Small Cap 600® Index Fund Institutional Class	666,447	6,312,609	393,548	164,418	(70)	—	6,617,824
					$ 13,657	$78,528	$63,576,607
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	1,122,814	$10,392,269	$593,167	$131,877	$ (4,814)	$54,273	$10,880,070
Great-West International Index Fund Institutional Class	1,875,592	16,593,133	238,268	692,840	(61,109)	—	17,499,273
Great-West Life & Annuity Contract	416,448	395,223	23,818	4,102	—	1,509	416,448
Great-West S&P 500® Index Fund Institutional Class	2,230,610	21,803,382	395,479	319,828	24,187	—	23,176,039
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,008,697	9,354,396	415,449	136,360	4,254	—	9,996,192
Great-West S&P Small Cap 600® Index Fund Institutional Class	868,001	8,001,433	660,392	145,061	(4,415)	—	8,619,244
					$(41,897)	$55,782	$70,587,266

March 31, 2017

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	320,505	$2,934,712	$225,377	$ 61,540	$ (1,094)	$15,462	$ 3,105,689
Great-West International Index Fund Institutional Class	803,383	7,055,731	204,106	310,879	7,448	—	7,495,568
Great-West Life & Annuity Contract	18,515	17,387	1,407	346	—	67	18,515
Great-West S&P 500® Index Fund Institutional Class	909,784	8,786,857	314,962	128,087	56,323	—	9,452,657
Great-West S&P Mid Cap 400® Index Fund Institutional Class	411,413	3,776,216	214,865	58,183	4,652	—	4,077,099
Great-West S&P Small Cap 600® Index Fund Institutional Class	377,748	3,449,832	342,484	84,829	(16)	—	3,751,040
					$67,313	$15,529	$27,900,568
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	184,430	$1,643,821	$158,741	$ 19,141	$ (318)	$8,849	$ 1,787,131
Great-West International Index Fund Institutional Class	553,137	4,744,103	176,088	148,634	(13,760)	—	5,160,767
Great-West S&P 500® Index Fund Institutional Class	593,645	5,624,211	247,853	44,493	2,510	—	6,167,972
Great-West S&P Mid Cap 400® Index Fund Institutional Class	269,022	2,417,046	172,017	18,500	(131)	—	2,666,014
Great-West S&P Small Cap 600® Index Fund Institutional Class	263,617	2,353,927	255,661	22,104	(181)	—	2,617,713
					$(11,880)	$8,849	$18,399,597
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	57,467	$ 485,840	$ 86,584	$17,119	$ (465)	$2,754	$ 556,858
Great-West International Index Fund Institutional Class	188,465	1,532,081	165,050	70,116	(6,864)	—	1,758,381
Great-West S&P 500® Index Fund Institutional Class	192,599	1,729,392	202,638	36,088	2,542	—	2,001,101
Great-West S&P Mid Cap 400® Index Fund Institutional Class	87,061	741,475	105,071	13,757	(21)	—	862,772
Great-West S&P Small Cap 600® Index Fund Institutional Class	90,588	767,407	138,147	16,403	78	—	899,536
					$(4,730)	$2,754	$6,078,648

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
20,528,570	Great-West Bond Index Fund Institutional Class(a)	$198,921,846

TOTAL BOND MUTUAL FUNDS — 34.97% (Cost $203,190,661)		$198,921,846
EQUITY MUTUAL FUNDS
6,692,844	Great-West International Index Fund Institutional Class(a)	62,444,237
14,229,335	Great-West S&P 500® Index Fund Institutional Class(a)	147,842,789
6,340,064	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	62,830,032
5,202,485	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	51,660,675
1,587,284	Northern Emerging Markets Equity Index Fund	16,952,189

TOTAL EQUITY MUTUAL FUNDS — 60.08% (Cost $320,359,670)		$341,729,922
Account Balance		Fair Value
FIXED INTEREST CONTRACT
28,399,208 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$28,399,208

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $28,399,208)		$ 28,399,208
TOTAL INVESTMENTS — 100.04% (Cost $551,949,539)		$569,050,976
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (236,102)
TOTAL NET ASSETS — 100.00%		$568,814,874

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2017.
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2017, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2017:
Beginning Balance, January 01, 2017	$25,380,473
Total interest received	100,148
Purchases	3,632,872
Sales	(714,285)
Ending Balance, March 31, 2017	$28,399,208
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of March 31, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

March 31, 2017

Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$553,391,780
Gross unrealized appreciation on investments	22,271,499
Gross unrealized depreciation on investments	(6,612,303)
Net unrealized appreciation on investments	$15,659,196
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 03/31/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 03/31/2017
Great-West Bond Index Fund Institutional Class	20,528,570	$178,609,544	$24,787,505	$4,904,670	$ (47,857)	$ 982,849	$198,921,846
Great-West International Index Fund Institutional Class	6,692,844	55,888,409	4,893,808	3,074,118	(261,658)	—	62,444,237
Great-West Life & Annuity Contract	28,399,208	25,380,473	3,632,872	714,285	—	100,148	28,399,208
Great-West S&P 500® Index Fund Institutional Class	14,229,335	131,042,051	13,287,750	3,645,479	960,770	—	147,842,789
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,340,064	55,543,590	6,746,220	1,591,234	104,697	—	62,830,032
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,202,485	45,408,525	7,261,441	1,629,864	(6,483)	—	51,660,675
					$ 749,469	$1,082,997	$552,098,787

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 31, 2017 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
244,303	Vanguard Total Bond Market ETF(a)	$19,808,087

TOTAL BOND EXCHANGE TRADED FUNDS — 38.17% (Cost $20,067,269)		$ 19,808,087
EQUITY EXCHANGE TRADED FUNDS
158,853	Vanguard FTSE Developed Markets ETF	6,242,923
39,298	Vanguard FTSE Emerging Markets ETF	1,560,917
42,368	Vanguard Russell 2000 ETF	4,676,580
64,114	Vanguard S&P 500 ETF	13,871,064
49,130	Vanguard S&P Mid-Cap 400 ETF(a)	5,683,358

EQUITY EXCHANGE TRADED FUNDS — 61.73% (Cost $26,411,905)		$ 32,034,842
MONEY MARKET MUTUAL FUNDS
406,103	Federated Government Obligations Fund Institutional Class, 0.60%(b)	406,103

TOTAL MONEY MARKET MUTUAL FUNDS — 0.78% (Cost $406,103)		$ 406,103
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.07%
$36,610	Undivided interest of 0.03% in a repurchase agreement (principal amount/value $118,239,753 with a maturity value of $118,247,833) with Daiwa Capital Markets America Inc, 0.82%, dated 3/31/17 to be repurchased at $36,610 on 4/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/11/17 - 12/1/51, with a value of $120,604,551.(c)	$ 36,610
SHORT TERM INVESTMENTS — 0.07% (Cost $36,610)		$ 36,610
TOTAL INVESTMENTS — 100.75% (Cost $46,921,887)		$52,285,642
OTHER ASSETS & LIABILITIES, NET — (0.75)%		$ (391,386)
TOTAL NET ASSETS — 100.00%		$51,894,256

(a)	All or a portion of the security is on loan at March 31, 2017.
(b)	Rate shown is the 7-day yield as of March 31, 2017.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2017

As of March 31, 2017, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2017 were as follows:
Federal tax cost of investments	$47,100,654
Gross unrealized appreciation on investments	5,664,827
Gross unrealized depreciation on investments	(479,839)
Net unrealized appreciation on investments	$5,184,988

March 31, 2017

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:May 18, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:May 18, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:May 18, 2017